    As filed with the Securities and Exchange Commission on April 16, 2015


                                                            File Nos. 333-200250


                                                                       811-03365


                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION



                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 1                       [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 584                             [x]


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                         MetLife Insurance Company USA

                              (Name of Depositor)

                        11225 North Community House Road

                              Charlotte, NC 28277


        (Address of Depositor's Principal Executive Offices) (Zip Code)



               Depositor's Telephone Number, including Area Code

                                 (212) 578-9500



                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                         MetLife Insurance Company USA

                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:
                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.


                            Suite 1100 - East Tower


                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:

              On May 1, 2015 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[x]    on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                                   METLIFE INSURANCE COMPANY USA



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                              MARQUIS PORTFOLIOS

                           (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)




                                                                     MAY 1, 2015




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 39 investment choices. You can put your money in any of these Investment Portfolios.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
(CLASS 2):

     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):


     Templeton Foreign VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I):

     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio


LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I):

     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST:

     BlackRock High Yield Portfolio (Class A)
     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class A)
     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)
     JPMorgan Small Cap Value Portfolio (Class A)
     Met/Eaton Vance Floating Rate Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Morgan Stanley Mid Cap Growth Portfolio (Class B)
     Oppenheimer Global Equity Portfolio (Class B)
     PIMCO Inflation Protected Bond Portfolio (Class B)
     PIMCO Total Return Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio (Class B)

     WMC Large Cap Research Portfolio (Class E)




METROPOLITAN SERIES FUND:

     BlackRock Bond Income Portfolio (Class E)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Core Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     Neuberger Berman Genesis Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class A)

     WMC Core Equity Opportunities Portfolio (Class A)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife USA Variable Annuity Contract.



To learn more about the MetLife USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 85 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2015

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   7
1. THE ANNUITY CONTRACT.................  14
2. PURCHASE.............................  14
     Purchase Payments..................  14
     Termination for Low Account Value..  16
     Allocation of Purchase Payments....  16
     Free Look..........................  16
     Accumulation Units.................  17
     Account Value......................  17
     Replacement of Contracts...........  17
3. INVESTMENT OPTIONS...................  18
     Transfers..........................  20
     Automatic Rebalancing Program......  23
     Marquis Asset Allocation Program...  24
     Voting Rights......................  26
     Substitution of Investment Options.  26
4. EXPENSES.............................  26
     Product Charges....................  26
     Account Fee........................  27
     Guaranteed Minimum Income
       Benefit - Rider Charge...........  27
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
         Rider Charge...................  28
     Withdrawal Charge..................  30
     Premium and Other Taxes............  30
     Transfer Fee.......................  30
     Income Taxes.......................  30
     Investment Portfolio Expenses......  31
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  31
     Annuity Date.......................  31
     Annuity Payments...................  31
     Annuity Options....................  32
6. ACCESS TO YOUR MONEY.................  34
     Systematic Withdrawal Program......  35
     Suspension of Payments or
       Transfers........................  35
7. LIVING BENEFITS......................  35
     Overview of Living Benefit Riders..  35
     Guaranteed Income Benefits.........  36
     Description of GMIB Plus III.......  37
     Description of GMIB Plus II........  44
     Description of GMIB Plus I.........  45
     Description of GMIB II.............  46
     Guaranteed Withdrawal Benefits.....  47

     Description of the Lifetime
       Withdrawal Guarantee II..........  48
     Description of the Lifetime
       Withdrawal Guarantee I...........  54
     Description of the Principal
       Guarantee........................  55
     Description of the Principal
       Guarantee Value..................  59
8. PERFORMANCE..........................  59
9. DEATH BENEFIT........................  60
     Upon Your Death....................  60
     Standard Death Benefit - Principal
       Protection.......................  61
     Optional Death Benefit - Annual
       Step-Up..........................  61
     Optional Death Benefit - Enhanced
       Death Benefit II.................  62
     Description of Enhanced Death
       Benefit I........................  66
     Optional Death Benefit -
       Compounded-Plus..................  66
     Additional Death Benefit -
       Earnings Preservation
       Benefit..........................  67
     General Death Benefit Provisions...  68
     Spousal Continuation...............  69
     Death of the Annuitant.............  69
     Controlled Payout..................  69
10. FEDERAL INCOME TAX STATUS...........  69
     Non-Qualified Contracts............  70
     Qualified Contracts................  73
11. OTHER INFORMATION...................  80
     MetLife USA........................  80
     The Separate Account...............  80
     Distributor........................  81
     Selling Firms......................  81
     Requests and Elections.............  82
     Ownership..........................  84
     Legal Proceedings..................  85
     Financial Statements...............  85
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  85
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     Guaranteed Minimum Income Benefit
       Examples......................... C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 17
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 17
Annual Benefit Payment............................................ 49 and 56
Annuitant................................................................ 84
Annuity Date............................................................. 31
Annuity Options.......................................................... 32
Annuity Payments......................................................... 31
Annuity Service Center...................................................  6
Annuity Units............................................................ 31
Beneficiary.............................................................. 84
Benefit Base............................................................. 55
Business Day............................................................. 16
Contract Year............................................................ 16
Death Benefit Base....................................................... 62
Good Order............................................................... 83
Guaranteed Withdrawal Amount............................................. 57
GWB Withdrawal Rate...................................................... 56
Income Base.............................................................. 38
Income Phase............................................................. 14
Investment Portfolios.................................................... 18
Joint Owners............................................................. 84
Owner.................................................................... 84
Purchase Payment......................................................... 14
Remaining Guaranteed Withdrawal Amount................................... 48
Separate Account......................................................... 80
Total Guaranteed Withdrawal Amount....................................... 48

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit
(GMIB) or a guaranteed withdrawal benefit (GWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account".)


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your request. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.



TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:



                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 842-9325


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE      None
TRANSFER FEE (Note 1)  $25
                       $0 (First 12 per year)



THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.



ACCOUNT FEE (Note 2)  $40


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 3)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 4)        1.55%
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.70%
Death Benefit Rider Charges (Optional)
  (Note 5)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
  Including Highest
Charges for Optional Death Benefits          2.30%
  (Note 6)

--------------------------------------------------------------------------------

Note 1. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.


Note 2. An account fee of $40 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 3. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 4. We are waiving the following amounts of the mortality and epense charge: 0.15% for the Western Asset Management U.S. Government Portfolio (Class
A) of Metropolitan Series Fund; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund.


Note 5. See below for additional optional death benefits (Enhanced Death Benefit II and Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 6. This charge is determined by adding the mortality and expense charge, the administration charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus III and GMIB Plus II -       1.50%
    maximum charge
  GMIB Plus III and GMIB Plus II -       1.15%
    current charge

  GMIB Plus I - maximum charge           1.50%
  GMIB Plus I - current charge           0.95%

  GMIB II                                0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version - maximum charge   1.60%
  Single Life version - current charge   1.45%
  Joint Life version - maximum charge    1.80%
  Joint Life version - current charge    1.70%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version - maximum charge   1.10%
  Single Life version - current charge   0.70%
  Joint Life version - maximum charge    1.50%
  Joint Life version - current charge    0.90%

   -----------------------------------------------------------------------------



Note 1. You may only elect one living benefit rider at a time. The GMIB Plus III rider is the only living benefit rider that the Enhanced Death Benefit II rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus III, GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES

(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))
  Principal Guarantee - maximum charge   1.00%
  Principal Guarantee - current charge   0.50%

  Principal Guarantee Value              0.25%

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES
  (as a percentage of the Death Benefit
    Base (Note 5))
  EDB II - maximum charge                1.50%
  EDB II (issue age 69 or younger) -     0.80%
    current charge
  EDB II (issue age 70-75) - current     1.35%
    charge

  EDB I - maximum charge                 1.50%
  EDB I (issue age 69 or younger) -      0.95%
    current charge
  EDB I (issue age 70-75) - current      1.15%
    charge

   -----------------------------------------------------------------------------



Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount. The Principal Guarantee rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II." The Enhanced Death Benefit II and Enhanced Death Benefit I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                        Minimum     Maximum
                                        -------     -------

Total Annual Portfolio Expenses         0.49%       1.28%
  (expenses that are deducted from
  Investment

Portfolio assets, including management
  fees, 12b-1/service fees, and other
  expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                          MANAGEMENT   12B-1/SERVICE     OTHER
                                             FEES           FEES       EXPENSES
                                         ------------ --------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%
 American Funds Growth Fund                0.33%        0.25%          0.02%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund                0.74%        0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation         0.70%        0.00%          0.04%
   Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.07%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.07%
 Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%
   Yield
 Bond Portfolio
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%        0.00%          0.08%
 Clarion Global Real Estate Portfolio      0.59%        0.25%          0.05%
 ClearBridge Aggressive Growth Portfolio   0.55%        0.25%          0.02%
 Harris Oakmark International Portfolio    0.77%        0.00%          0.06%
 Invesco Comstock Portfolio                0.56%        0.25%          0.02%
 Invesco Mid Cap Value Portfolio           0.64%        0.25%          0.05%
 Invesco Small Cap Growth Portfolio        0.84%        0.00%          0.03%
 JPMorgan Small Cap Value Portfolio        0.77%        0.00%          0.05%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.07%
 MetLife Small Cap Value Portfolio         0.74%        0.25%          0.03%
 MFS (Reg. TM) Emerging Markets Equity     0.86%        0.25%          0.15%
   Portfolio
 MFS (Reg. TM) Research International      0.69%        0.25%          0.07%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%



                                                                                  NET
                                          ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                            FUND       ANNUAL      EXPENSE      ANNUAL
                                          FEES AND   PORTFOLIO    SUBSIDY OR   PORTFOLIO
                                          EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                         ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund        0.00%      0.80%          -          0.80%
 American Funds Growth Fund               0.00%      0.60%          -          0.60%
 American Funds Growth-Income Fund        0.00%      0.54%          -          0.54%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Foreign VIP Fund               0.00%      1.02%          -          1.02%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation        0.00%      0.74%       0.00%         0.74%
   Portfolio
 ClearBridge Variable Large Cap Value     0.00%      0.72%       0.00%         0.72%
 Portfolio
 ClearBridge Variable Small Cap Growth    0.00%      0.82%       0.00%         0.82%
 Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High       0.00%      0.81%       0.00%         0.81%
   Yield Bond Portfolio
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio           0.08%      0.76%          -          0.76%
 Clarion Global Real Estate Portfolio     0.00%      0.89%          -          0.89%
 ClearBridge Aggressive Growth Portfolio  0.00%      0.82%       0.01%         0.81%
 Harris Oakmark International Portfolio   0.00%      0.83%       0.02%         0.81%
 Invesco Comstock Portfolio               0.00%      0.83%       0.02%         0.81%
 Invesco Mid Cap Value Portfolio          0.04%      0.98%       0.02%         0.96%
 Invesco Small Cap Growth Portfolio       0.00%      0.87%       0.01%         0.86%
 JPMorgan Small Cap Value Portfolio       0.02%      0.84%       0.09%         0.75%
 Met/Eaton Vance Floating Rate Portfolio  0.00%      0.92%          -          0.92%
 MetLife Small Cap Value Portfolio        0.00%      1.02%       0.01%         1.01%
 MFS (Reg. TM) Emerging Markets Equity    0.00%      1.26%       0.02%         1.24%
   Portfolio
 MFS (Reg. TM) Research International     0.00%      1.01%       0.06%         0.95%
   Portfolio
 Morgan Stanley Mid Cap Growth Portfolio  0.00%      0.94%       0.01%         0.93%

                                                         DISTRIBUTION
                                                            AND/OR
                                          MANAGEMENT   SERVICE (12B-1)     OTHER
                                              FEE            FEES        EXPENSES
                                         ------------ ----------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 Oppenheimer Global Equity Portfolio       0.66%        0.25%            0.08%
 PIMCO Inflation Protected Bond            0.47%        0.25%            0.09%
   Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%            0.03%
 Pioneer Fund Portfolio                    0.67%        0.00%            0.05%
 Pioneer Strategic Income Portfolio        0.56%        0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%            0.02%
 WMC Large Cap Research Portfolio          0.57%        0.15%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio           0.32%        0.15%            0.03%
 BlackRock Capital Appreciation            0.69%        0.00%            0.02%
   Portfolio
 BlackRock Money Market Portfolio          0.34%        0.15%            0.03%
 Jennison Growth Portfolio                 0.59%        0.25%            0.03%
 Loomis Sayles Small Cap Core Portfolio    0.90%        0.25%            0.06%
 Met/Dimensional International Small       0.81%        0.25%            0.17%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%            0.05%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%            0.02%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%            0.03%
 Western Asset Management U.S.             0.47%        0.00%            0.02%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio   0.70%        0.00%            0.03%



                                           ACQUIRED     TOTAL                      NET TOTAL
                                          FUND FEES     ANNUAL      FEE WAIVER      ANNUAL
                                             AND      OPERATING   AND/OR EXPENSE   OPERATING
                                           EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
                                         ----------- ----------- ---------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)

 Oppenheimer Global Equity Portfolio      0.00%       0.99%        0.06%           0.93%
 PIMCO Inflation Protected Bond           0.00%       0.81%        0.01%           0.80%
   Portfolio
 PIMCO Total Return Portfolio             0.00%       0.76%        0.04%           0.72%
 Pioneer Fund Portfolio                   0.00%       0.72%        0.05%           0.67%
 Pioneer Strategic Income Portfolio       0.00%       0.77%           -            0.77%
 T. Rowe Price Large Cap Value Portfolio  0.00%       0.84%           -            0.84%
 WMC Large Cap Research Portfolio         0.00%       0.75%        0.05%           0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio          0.00%       0.50%        0.00%           0.50%
 BlackRock Capital Appreciation           0.00%       0.71%        0.06%           0.65%
   Portfolio
 BlackRock Money Market Portfolio         0.00%       0.52%        0.02%           0.50%
 Jennison Growth Portfolio                0.00%       0.87%        0.08%           0.79%
 Loomis Sayles Small Cap Core Portfolio   0.07%       1.28%        0.08%           1.20%
 Met/Dimensional International Small      0.00%       1.23%        0.01%           1.22%
 Company Portfolio
 MFS (Reg. TM) Total Return Portfolio     0.00%       0.80%           -            0.80%
 MFS (Reg. TM) Value Portfolio            0.00%       0.72%        0.14%           0.58%
 Neuberger Berman Genesis Portfolio       0.00%       1.08%        0.00%           1.08%
 Western Asset Management U.S.            0.00%       0.49%        0.01%           0.48%
   Government Portfolio
 WMC Core Equity Opportunities Portfolio  0.00%       0.73%        0.11%           0.62%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.



THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



CHART 1. Chart 1 assumes you select the Guaranteed Minimum Income Benefit Plus III rider (assuming the maximum 1.50% charge applies in all Contract Years) and the Enhanced Death Benefit II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$652      (a)$1,989      (a)$3,373      (a)$7,049
   (b)$573      (b)$1,762      (b)$3,011      (b)$6,416




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit (GMIB) rider, or a Guaranteed Withdrawal Benefit (GWB) rider, which is the least expensive way to purchase the contract.


IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$337      (a)$1,025      (a)$1,733      (a)$3,597
   (b)$258        (b)$790      (b)$1,345      (b)$2,837




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE


The maximum issue age for certain of this contract's riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms").


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $25,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payments is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.

o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Current restrictions on subsequent Purchase Payments are described in more detail below.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following optional riders: GMIB Plus I, GMIB Plus II, or GMIB Plus III; Principal Guarantee or Principal Guarantee Value; LWG I, LWG II; or EDB I, or EDB II.


You still will be permitted to transfer Account Value among the Investment Portfolios. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or taxqualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB PLUS II OR GMIB PLUS III TERMINATES.


The restrictions on subsequent Purchase Payments described above will no longer apply, if:


    1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II");


    2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit - Description of Enhanced Death Benefit I");


    3) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider"); or


    4) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus III - Terminating the GMIB Plus III Rider" and "Death Benefit - Optional Death Benefit-Enhanced Death Benefit II
          - Terminating the EDB II Rider").


However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, or if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time:

Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two-year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. At the time the contract is issued, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with an asset allocation model you select with your registered representative (see "Transfers - Marquis Asset Allocation Program"). You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS



Your Account Value will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the performance of the Investment Portolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.



Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:

   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to your interests in the Investment Portfolio(s). Your interest in an Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS

The contract offers 39 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 842-9325. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:



     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


     Templeton Foreign VIP Fund




LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)


Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)


Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:



     Western Asset Variable Global High Yield Bond Portfolio



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio (Class A)
     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class A)
     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)
     JPMorgan Small Cap Value Portfolio (Class A)
     Met/Eaton Vance Floating Rate Portfolio (Class B)

     MetLife Small Cap Value Portfolio (Class B)
         (formerly Third Avenue Small Cap Value Portfolio)

     MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B)
     MFS (Reg. TM) Research International Portfolio (Class B)
     Morgan Stanley Mid Cap Growth Portfolio (Class B)
     Oppenheimer Global Equity Portfolio (Class B)
     PIMCO Inflation Protected Bond Portfolio (Class B)
     PIMCO Total Return Portfolio (Class B)
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class E)
     T. Rowe Price Large Cap Value Portfolio (Class B)

     WMC Large Cap Research Portfolio (Class E)




METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Loomis Sayles Small Cap Core Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MFS (Reg. TM) Total Return Portfolio (Class F)
     MFS (Reg. TM) Value Portfolio (Class A)
     Neuberger Berman Genesis Portfolio (Class B)
     Western Asset Management U.S. Government Portfolio (Class A)

     WMC Core Equity Opportunities Portfolio (Class A)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Small Cap Core Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging

Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign VIP Fund, and Western Asset Variable Global High Yield Bond Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.



As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction.


Transfers made under a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.

EXAMPLE:

   Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.


MARQUIS ASSET ALLOCATION PROGRAM


The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the continued ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios contract is designed to work together with the Asset Allocation Program, at any time after the contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact our Annuity Service Center.


Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


While you participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Investment Portfolios available under the contract and receives compensation for those services. (See "Investment Options-Certain Payments We Receive with Regard to the Investment Portfolios," "Investment Options-Met Investors Series Trust," and "Investment Options-Metropolitan Series Fund.") However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.


It is your responsibility to select or change your model and your Investment Portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your Investment Portfolios. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying Investment Portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying Investment Portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Investment Portfolio's management strategy.


In the Asset Allocation Program, you will choose to allocate your Purchase Payments among a set of Investment Portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Investment Portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Investment Portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Investment Portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.


A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Investment Portfolio allocations.


MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Investment Portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Investment Portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available Investment Portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and Investment Portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.


If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options-Automatic Rebalancing Program.") Transfers among Investment Portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF INVESTMENT OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH INVESTMENT PORTFOLIO IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE INVESTMENT OPTION. (See "Purchase-Allocation of Purchase Payments" and "Transfers-General.")


Our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Investment Portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Investment Portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.


For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Insurance Company USA, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.55% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

      Annual Step-Up Death Benefit         0.20%
      Compounded-Plus Death Benefit        0.35%
      Additional Death Benefit -
        Earnings
  Preservation Benefit                     0.25%

Please check with your registered representative regarding which death benefits are available in your state.

If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.80% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.35% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit II" for a discussion of how the death benefit base is determined).


For contracts issued from May 4, 2009 through July 16, 2010, the percentage charge for the Enhanced Death Benefit I rider is 0.95% of the death benefit base if you were age 69 or younger at issue and 1.15% of the death benefit base if you were age 70-75 at issue.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.10% of the death benefit base if you were age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit I is 0.85% of the death benefit base if you were age 69 or younger at issue and 1.05% of the death benefit base if you were age 70-75 at issue.


If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up.


If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option, the change of Owner/Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The charge is deducted from your account value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.



For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.



ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB Plus I or GMIB II) or 91st birthday (for GMIB Plus III or GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus II and GMIB Plus III).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus III or GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus III rider, the rider charge is 1.15% of the Income Base.


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.95% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.15% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I, the rider charge is 0.95% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider, the rider charge is 0.50% of the Income
Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Principal Guarantee rider and the Principal Guarantee Value rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).

If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Principal Guarantee" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Principal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 1.10% for the Single Life version and 1.50% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal

Guarantee II on or after February 24, 2009, the rider charge is 1.45% (Single Life version) or 1.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.85% (Single Life version) or 1.05% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Principal Guarantee rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs. There is no Optional Reset available under the Principal Guarantee Value rider.


If an Optional Reset occurs, we may reset the Principal Guarantee rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. The rider charge for the Principal Guarnatee is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the Principal Guarantee Value is 0.25% of the Guaranteed Withdrawal Amount.


WITHDRAWAL CHARGE


During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm and our current established administrative procedures).


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment

Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. For more information, please refer to the "Annuity Provisions" section of the Statement of Additional Information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we offer an additional payment option that allows your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:



o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.



Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o Guaranteed Minimum Income Benefit Plus (GMIB Plus III, GMIB Plus II, and GMIB Plus I)


o  Guaranteed Minimum Income Benefit (GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG II and LWG I)


o  Principal Guarantee


o  Principal Guarantee Value


The Principal Guarantee and Principal Guarantee Value riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus III, GMIB Plus II, GMIB Plus I, and GMIB II.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus III in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus II in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I and GMIB II, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus III and GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix C for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS III


The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. THE GMIB PLUS III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.



During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal; or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix C for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus III rider and the Enhanced Death Benefit II (EDB II) rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus III rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments."



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The

Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial wothdrawal and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus III, the subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II subsequent Purchase Payment restrictions described in "Purchase - Current Restrictions on Subsequent Purchase Payments" will continue to apply.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS III RIDER. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus III rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE , SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS III PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT

WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


For contracts issued with the GMIB Plus III rider from July 19, 2010 through
----------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining;and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined)


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.



TERMINATING THE GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.



When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates. If you only elected the GMIB Plus III, the subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus III and the Enhanced Death Benefit II, the Enhanced Death Benefit II subsequent Purchase Payment restrictions described in "Purchase - Restrictions on Subsequent Purchase Payments" will continue to apply.



USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB PLUS III


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix C for examples illustrating the operation of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II was available with contracts issued on or before July 16, 2010.


GMIB Plus II is identical to GMIB Plus III, with the following exceptions:


(1) The GMIB Plus II Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (the required minimum distribution rate) does not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus II rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The GMIB payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or
     (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Current Restrictions on Subsequent Purchase Payments."


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(5) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(7) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(9) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued with the GMIB Plus II rider before February 24, 2009,
-------------------------------------------------------------------------
differences (4) through (7) above apply, and the following replaces differences
(8) and (9):


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I was available only for Owners up through age 75, and you could only elect GMIB Plus I at the time you purchased the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.35% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above (under "Terminating the GMIB Plus III Rider") does not apply, and the following replaces termination provision
     a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


     If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


    we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11)    Termination provisions f) and g), above, do not apply.


(12) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix C for examples illustrating the operation of GMIB II.)


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders available under this contract:


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Principal Guarantee


o  Principal Guarantee Value


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


A maximum of three guaranteed withdrawal benefit riders are offered in any particular state. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 80 (for the Principal Guarantee and the Principal Guarantee Value) or age 86 (for the Lifetime Withdrawal Guarantee riders). (Before 2011, the Principal Guarantee and the Principal Guarantee Value could be purchased through certain selling firms prior to age 81.) You may not have this benefit and a GMIB rider or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE PRINCIPAL GUARANTEE AND PRINCIPAL GUARANTEE VALUE RIDERS, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime

Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Principal Guarantee or Principal Guarantee Value rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Principal Guarantee or Principal Guarantee Value rider.


(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal

Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal. If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.15% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.40% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the

Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A

CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix D, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment
- a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 1.05% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate and we will no longer deduct the LWG II rider charge. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2)    the date all of the Account Value is applied to an

     Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


Once the rider is terminated, the LWG II rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
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on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal

Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 1.00% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.25% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


DESCRIPTION OF THE PRINCIPAL GUARANTEE


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section E of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. Furthermore, because the Principal Guarantee rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED

MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and


o Reset the Principal Guarantee rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Principal Guarantee rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If canceled, the Principal Guarantee rider will terminate and we will no longer deduct the Principal Guarantee rider charge. The variable annuity contract, however, will continue. If you cancel the Principal Guarantee rider, you may not re-elect it.


TERMINATION. The Principal Guarantee rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the charge for the Principal Guarantee rider charge from your account value (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the Principal Guarantee rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of death benefit and no benefit will be payable under the Principal Guarantee rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal

Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or
(3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


PRINCIPAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Principal Guarantee rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Principal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Principal Guarantee rider.


DESCRIPTION OF THE PRINCIPAL GUARANTEE VALUE


The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.


PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Principal Guarantee Value rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


(See Appendix D for examples of the GWB.)




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, the Enhanced Death Benefit II rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit, unless you select the Enhanced Death Benefit II rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit II rider or the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary.

Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.



If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus III rider. If you select the EDB II rider, you may not select the Additional Death Benefit - Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF EDB II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    5%; or


(b)    the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:



(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
     (i) the Annual Increase Amount at the beginning of the Contract Year and
     (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;



(2a)    if you enroll only in the Automated Required Minimum Distribution
                      ----
     Program, the total withdrawals during the Contract Year under the Automated

     Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base - Annual Increase Amount").



See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.



If item (b) above (the required minimum distribution rate) is greater than item
(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.



After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix E for examples of the Enhanced Death Benefit.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.


(See Appendix E for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required

Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


    (1) Annuitize the Account Value under the contract's annuity provisions; or


    (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


DESCRIPTION OF ENHANCED DEATH BENEFIT I


In states where approved, the Enhanced Death Benefit I was available with contracts issued before July 19, 2010.


EDB I is identical to EDB II, with the following exceptions:


(1) The EDB I Death Benefit Base and withdrawal adjustments are calculated as described above for EDB II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Item (b) under "Annual Increase Rate" above (regarding the required minimum distribution rate) does not apply to the calculation of the Death Benefit Base or the withdrawal adjustments under the EDB I rider.


(2) The rider charges for the EDB I rider are different. See "Expenses - Death Benefit Rider Charges."


(3) The Additional Death Benefit - Earnings Preservation Benefit could be elected with the EDB I rider.


For contracts issued based on applications and necessary information received
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in good order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; and (b) different rider charges apply (see "Expenses - Death Benefit Rider Charges").


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB I rider are restricted as described in "Purchase - Current Restrictions on Subsequent Purchase Payments."


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit II has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the

Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix E for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details). If you select the Earnings Preservation Benefit, you may not select the Enhanced Death Benefit II rider. (The Earnings Preservation Benefit could be elected with the Enhanced Death Benefit II rider in contracts issued before May 1, 2011, and with the Enhanced Death Benefit I rider.)


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account

     Value attributable to each subsequent partial withdrawal; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
   ---------               ----------
   Ages 69 or younger         40%
   Ages 70-79                 25%
   Ages 80 and above           0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS



As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus III or GMIB Plus II and Enhanced Death Benefit II or Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus III or GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS



If you have purchased the Principal Guarantee, Principal Guarantee Value or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for Principal Guarantee or Principal Guarantee Value) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.



The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.



If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:

(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.


In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.



If you have purchased the Principal Guarantee, Principal Guarantee Value or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



In the event that the Account Value goes to zero, and either the Benefit Base (for Principal Guarantee or Principal Guarantee Value) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES



Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.

o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.

A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION

METLIFE USA



MetLife Insurance Company USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into MetLife USA and MetLife USA replaced MetLife Investors as the issuer of the contract.


Marquis Portfolios is a service mark of Morgan Stanley Smith Barney Holdings LLC and is used by MetLife, Inc. and its affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business MetLife Investors merged into MetLife USA and the Separate Account became a separate account of MetLife USA. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.70% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.55% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980

     or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value

(see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 842-9325 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm



     Custodian


     Distribution


     Calculation of Performance Information


      Total Return

      Historical Unit Values
      Reporting Agencies



     Annuity Provisions



      Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.095806         20.168780           358.9652
  01/01/2006    to  12/31/2006       20.168780         23.738130        10,462.8219
  01/01/2007    to  12/31/2007       23.738130         26.639915        25,548.3668
  01/01/2008    to  12/31/2008       26.639915         16.038194        27,039.4342
  01/01/2009    to  12/31/2009       16.038194         22.304212        29,561.5600
  01/01/2010    to  12/31/2010       22.304212         24.357778        26,699.8929
  01/01/2011    to  12/31/2011       24.357778         21.689538        20,262.0129
  01/01/2012    to  12/31/2012       21.689538         25.975930        18,274.6044
  01/01/2013    to  12/31/2013       25.975930         32.792492        14,308.1245
  01/01/2014    to  12/31/2014       32.792492         32.788125        14,200.1717
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      115.178144        120.439360           337.6156
  01/01/2006    to  12/31/2006      120.439360        129.735129         2,821.6436
  01/01/2007    to  12/31/2007      129.735129        142.423529         4,638.5493
  01/01/2008    to  12/31/2008      142.423529         77.975090         5,881.4343
  01/01/2009    to  12/31/2009       77.975090        106.235067         8,642.8400
  01/01/2010    to  12/31/2010      106.235067        123.216251         5,440.9271
  01/01/2011    to  12/31/2011      123.216251        115.269808         4,499.1779
  01/01/2012    to  12/31/2012      115.269808        132.787891         4,082.3504
  01/01/2013    to  12/31/2013      132.787891        168.833528         2,961.8323
  01/01/2014    to  12/31/2014      168.833528        179.034039         2,936.2608
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       81.341594         83.763483             0.0000
  01/01/2006    to  12/31/2006       83.763483         94.310184         2,888.0970
  01/01/2007    to  12/31/2007       94.310184         96.801504         3,807.2591
  01/01/2008    to  12/31/2008       96.801504         58.789238         4,908.3233
  01/01/2009    to  12/31/2009       58.789238         75.401373         4,959.2300
  01/01/2010    to  12/31/2010       75.401373         82.108196         5,036.0352
  01/01/2011    to  12/31/2011       82.108196         78.776476         3,975.8695
  01/01/2012    to  12/31/2012       78.776476         90.433772         3,450.3649
  01/01/2013    to  12/31/2013       90.433772        117.985524         2,600.3437
  01/01/2014    to  12/31/2014      117.985524        127.564891         2,536.9946
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       23.923901         24.996430             0.0000
  01/01/2006    to  12/31/2006       24.996430         29.668782         7,380.3338
  01/01/2007    to  12/31/2007       29.668782         33.471843        19,530.6763
  01/01/2008    to  12/31/2008       33.471843         19.500704        26,293.7616
  01/01/2009    to  12/31/2009       19.500704         26.116662        24,114.6500
  01/01/2010    to  12/31/2010       26.116662         27.668967        21,215.3727
  01/01/2011    to  12/31/2011       27.668967         24.164948        19,493.6782
  01/01/2012    to  12/31/2012       24.164948         27.918088        18,890.9133
  01/01/2013    to  12/31/2013       27.918088         33.550847        15,571.3524
  01/01/2014    to  12/31/2014       33.550847         29.137749        16,062.7985
============   ==== ==========      ==========        ==========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.033033         12.341811             0.0000
  01/01/2006    to  12/31/2006       12.341811         13.122253        16,554.3080
  01/01/2007    to  12/31/2007       13.122253         13.015232        28,566.1802
  01/01/2008    to  12/31/2008       13.015232          7.579091        32,914.3930
  01/01/2009    to  12/31/2009        7.579091          9.967093        34,573.0600
  01/01/2010    to  12/31/2010        9.967093         12.176829        34,124.4742
  01/01/2011    to  12/31/2011       12.176829         12.194524        28,672.4852
  01/01/2012    to  12/31/2012       12.194524         14.146887        26,755.1281
  01/01/2013    to  12/31/2013       14.146887         20.431363        17,900.2208
  01/01/2014    to  12/31/2014       20.431363         24.039058        15,276.4239
============   ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       24.716240         24.911379             0.0000
  01/01/2006    to  12/31/2006       24.911379         27.949120             0.0000
  01/01/2007    to  12/31/2007       27.949120         29.611205         1,903.2677
  01/01/2008    to  12/31/2008       29.611205         20.453519         2,371.3200
  01/01/2009    to  12/31/2009       20.453519         24.409052         1,556.7900
  01/01/2010    to  12/31/2010       24.409052         26.866207           356.1734
  01/01/2011    to  12/31/2011       26.866207         26.940342           917.3415
  01/01/2012    to  12/31/2012       26.940342         30.523372         2,012.9386
  01/01/2013    to  12/31/2013       30.523372         38.778768         1,928.9831
  01/01/2014    to  12/31/2014       38.778768         42.063131         1,617.2825
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.015567         14.198526             0.0000
  01/01/2006    to  12/31/2006       14.198526         15.579675             0.0000
  01/01/2007    to  11/12/2007       15.579675         15.776467             0.0000
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.001697         15.954952           491.5314
  01/01/2008    to  12/31/2008       15.954952         11.001007           408.3486
  01/01/2009    to  05/01/2009       11.001007         10.744165             0.0000
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.254722          9.056161        10,658.0972
  01/01/2012    to  12/31/2012        9.056161         10.106303         8,792.0354
  01/01/2013    to  12/31/2013       10.106303         12.438683         8,810.9701
  01/01/2014    to  12/31/2014       12.438683         13.810545         8,496.3876
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.790263          7.846489             0.0000
  01/01/2006    to  12/31/2006        7.846489          9.043723         7,924.3078
  01/01/2007    to  12/31/2007        9.043723          9.407301        11,979.4487
  01/01/2008    to  12/31/2008        9.407301          6.565046        10,672.1794
  01/01/2009    to  12/31/2009        6.565046          7.832319        10,619.9300
  01/01/2010    to  12/31/2010        7.832319          8.565376        10,738.4449
  01/01/2011    to  04/29/2011        8.565376          9.284238             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.683067         12.827063             0.0000
  01/01/2006    to  12/31/2006       12.827063         13.112316         5,904.3821
  01/01/2007    to  12/31/2007       13.112316         13.492568         6,301.3362
  01/01/2008    to  12/31/2008       13.492568          8.267733         5,977.8196
  01/01/2009    to  12/31/2009        8.267733         11.504040           817.5300
  01/01/2010    to  12/31/2010       11.504040         12.348068           816.6867
  01/01/2011    to  12/31/2011       12.348068         11.989345           785.7085
  01/01/2012    to  12/31/2012       11.989345         14.099176           746.0390
  01/01/2013    to  12/31/2013       14.099176         18.994842           687.6053
  01/01/2014    to  12/31/2014       18.994842         21.160127           153.3839
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.275254         13.621128             0.0000
  01/01/2006    to  12/31/2006       13.621128         15.743040         1,701.0056
  01/01/2007    to  12/31/2007       15.743040         15.983257         1,633.3015
  01/01/2008    to  12/31/2008       15.983257         10.054528         1,732.5366
  01/01/2009    to  12/31/2009       10.054528         12.233329         1,680.4200
  01/01/2010    to  12/31/2010       12.233329         13.086808         1,746.3446
  01/01/2011    to  12/31/2011       13.086808         13.423294         2,949.0275
  01/01/2012    to  12/31/2012       13.423294         15.281435         2,903.0252
  01/01/2013    to  12/31/2013       15.281435         19.768278         4,946.9042
  01/01/2014    to  12/31/2014       19.768278         21.580733         4,914.5785
============   ==== ==========       =========         =========        ===========
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.273648         11.625150         1,643.6749
  01/01/2006    to  12/31/2006       11.625150         12.812072         3,118.5192
  01/01/2007    to  12/31/2007       12.812072         13.772452         8,312.8737
  01/01/2008    to  12/31/2008       13.772452          7.979174         8,731.7794
  01/01/2009    to  12/31/2009        7.979174         11.133161        17,063.3400
  01/01/2010    to  12/31/2010       11.133161         13.620206        11,159.6101
  01/01/2011    to  12/31/2011       13.620206         13.495679         9,318.7517
  01/01/2012    to  12/31/2012       13.495679         15.749279        10,478.0861
  01/01/2013    to  12/31/2013       15.749279         22.633213         8,623.3421
  01/01/2014    to  12/31/2014       22.633213         23.020563         8,244.5656
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.153398         14.310997             0.0000
  01/01/2006    to  12/31/2006       14.310997         15.475046         4,041.9785
  01/01/2007    to  12/31/2007       15.475046         15.111286         4,437.8727
  01/01/2008    to  12/31/2008       15.111286         10.214895         4,391.6117
  01/01/2009    to  12/31/2009       10.214895         15.528927         3,357.5600
  01/01/2010    to  12/31/2010       15.528927         17.440390         3,230.6702
  01/01/2011    to  12/31/2011       17.440390         17.336633         3,230.3340
  01/01/2012    to  12/31/2012       17.336633         20.045307         4,056.1896
  01/01/2013    to  12/31/2013       20.045307         20.817797         3,136.8644
  01/01/2014    to  12/31/2014       20.817797         20.109951         2,720.9799
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       14.357828         14.556981             0.0000
  01/01/2006    to  12/31/2006       14.556981         15.623119           927.5323
  01/01/2007    to  12/31/2007       15.623119         15.677835         2,922.1161
  01/01/2008    to  12/31/2008       15.677835         11.612339         2,757.6523
  01/01/2009    to  12/31/2009       11.612339         16.704690         2,773.5500
  01/01/2010    to  12/31/2010       16.704690         18.953925         5,091.6282
  01/01/2011    to  12/31/2011       18.953925         18.987276         5,220.3363
  01/01/2012    to  12/31/2012       18.987276         21.669844         4,131.0411
  01/01/2013    to  12/31/2013       21.669844         23.244942         2,362.3805
  01/01/2014    to  12/31/2014       23.244942         23.491231         2,570.1517
============   ==== ==========       =========         =========        ===========
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.220419          9.431488             0.0000
  01/01/2006    to  12/31/2006        9.431488         10.530884           949.1100
  01/01/2007    to  04/27/2007       10.530884         11.017210             0.0000
============   ==== ==========       =========         =========        ===========
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.221228         14.123631         1,026.1646
  01/01/2006    to  12/31/2006       14.123631         18.991090         7,734.8481
  01/01/2007    to  12/31/2007       18.991090         15.772079        14,472.1476
  01/01/2008    to  12/31/2008       15.772079          8.989198        21,437.9220
  01/01/2009    to  12/31/2009        8.989198         11.836147        21,635.4300
  01/01/2010    to  12/31/2010       11.836147         13.430355        23,119.9892
  01/01/2011    to  12/31/2011       13.430355         12.392287        19,240.0950
  01/01/2012    to  12/31/2012       12.392287         15.256301        19,786.7555
  01/01/2013    to  12/31/2013       15.256301         15.438006        18,069.9601
  01/01/2014    to  12/31/2014       15.438006         17.088692        16,275.2765
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014       151.041146        169.151236        1,312.4945
============   ==== ==========       ==========        ==========       ===========
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005        93.590352         97.098630            0.0000
  01/01/2006    to  12/31/2006        97.098630         97.815197          739.3994
  01/01/2007    to  12/31/2007        97.815197        124.697711        1,197.2058
  01/01/2008    to  12/31/2008       124.697711         70.849470        2,451.9614
  01/01/2009    to  12/31/2009        70.849470         99.158078        3,078.6600
  01/01/2010    to  12/31/2010        99.158078        106.286908        3,292.7298
  01/01/2011    to  12/31/2011       106.286908         96.266565        2,094.1019
  01/01/2012    to  12/31/2012        96.266565        115.547989        2,414.4694
  01/01/2013    to  12/31/2013       115.547989        145.795348        1,727.0540
  01/01/2014    to  04/25/2014       145.795348        151.500184            0.0000
============   ==== ==========       ==========        ==========       ===========
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011         7.741654          6.975237       22,091.9577
  01/01/2012    to  12/31/2012         6.975237          8.077289       24,192.5031
  01/01/2013    to  12/31/2013         8.077289         11.493420       20,455.9335
  01/01/2014    to  12/31/2014        11.493420         13.354192       20,252.9930
============   ==== ==========       ==========        ==========       ===========
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.245499         10.609815        3,128.2561
  01/01/2006    to  12/31/2006        10.609815         11.051761       17,865.8816
  01/01/2007    to  12/31/2007        11.051761         10.161188       18,140.3911
  01/01/2008    to  12/31/2008        10.161188          4.506157       27,057.9639
  01/01/2009    to  12/31/2009         4.506157          6.075762       25,496.6300
  01/01/2010    to  12/31/2010         6.075762          6.373210       26,021.9220
  01/01/2011    to  04/29/2011         6.373210          6.756844            0.0000
============   ==== ==========       ==========        ==========       ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        11.027953         15.114126          238.0000
  01/01/2010    to  12/31/2010        15.114126         17.233504        2,810.9156
  01/01/2011    to  12/31/2011        17.233504         14.486755        2,298.3700
  01/01/2012    to  12/31/2012        14.486755         18.327958        6,251.3782
  01/01/2013    to  12/31/2013        18.327958         23.428594        7,563.9091
  01/01/2014    to  12/31/2014        23.428594         21.631272        4,589.4400
============   ==== ==========       ==========        ==========       ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.097156         10.412830             0.0000
  01/01/2006    to  12/31/2006       10.412830         11.810385         5,185.3384
  01/01/2007    to  12/31/2007       11.810385         11.252781         6,363.8244
  01/01/2008    to  12/31/2008       11.252781          7.047019         6,666.6795
  01/01/2009    to  12/31/2009        7.047019          8.716729         6,706.6300
  01/01/2010    to  12/31/2010        8.716729          9.783984         6,774.8811
  01/01/2011    to  12/31/2011        9.783984          9.420139         6,819.6013
  01/01/2012    to  12/31/2012        9.420139         10.901671         6,629.2609
  01/01/2013    to  12/31/2013       10.901671         14.424154         5,672.5753
  01/01/2014    to  12/31/2014       14.424154         15.408843        11,049.9022
============   ==== ==========       =========         =========        ===========
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.508557         23.232707             0.0000
  01/01/2006    to  12/31/2006       23.232707         25.470459         4,138.4182
  01/01/2007    to  12/31/2007       25.470459         25.037421         8,185.1039
  01/01/2008    to  12/31/2008       25.037421         14.979115         8,047.4510
  01/01/2009    to  12/31/2009       14.979115         18.522728        11,437.5400
  01/01/2010    to  12/31/2010       18.522728         22.722926         9,522.1001
  01/01/2011    to  12/31/2011       22.722926         21.385957         7,441.9330
  01/01/2012    to  12/31/2012       21.385957         23.968565         7,483.9329
  01/01/2013    to  12/31/2013       23.968565         30.522386         5,648.4520
  01/01/2014    to  12/31/2014       30.522386         32.704809         7,517.7739
============   ==== ==========       =========         =========        ===========
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.015721         22.415919           140.1126
  01/01/2011    to  12/31/2011       22.415919         20.445036           142.5125
  01/01/2012    to  04/27/2012       20.445036         22.543001             0.0000
============   ==== ==========       =========         =========        ===========
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.233585         14.084293           963.9243
  01/01/2007    to  12/31/2007       14.084293         15.331647         6,607.5701
  01/01/2008    to  12/31/2008       15.331647          9.198162         7,140.7081
  01/01/2009    to  12/31/2009        9.198162         12.064213        11,533.0300
  01/01/2010    to  12/31/2010       12.064213         14.911173         5,274.6910
  01/01/2011    to  12/31/2011       14.911173         14.449475         4,632.3949
  01/01/2012    to  12/31/2012       14.449475         16.732716         4,514.2408
  01/01/2013    to  12/31/2013       16.732716         22.981252         4,061.2841
  01/01/2014    to  12/31/2014       22.981252         24.296286         4,494.8060
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.117128         11.354952             0.0000
  01/01/2006    to  04/30/2006       11.354952         12.952070             0.0000
============   ==== ==========       =========         =========        ===========
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.929519         11.175307             0.0000
  01/01/2006    to  12/31/2006       11.175307         13.568564         4,808.0967
  01/01/2007    to  12/31/2007       13.568564         13.129511        15,081.1964
  01/01/2008    to  12/31/2008       13.129511          9.593951        17,063.3840
  01/01/2009    to  12/31/2009        9.593951         12.103353        16,027.9500
  01/01/2010    to  12/31/2010       12.103353         14.138789        15,459.9050
  01/01/2011    to  12/31/2011       14.138789         12.419369        11,744.4169
  01/01/2012    to  12/31/2012       12.419369         14.035734        12,221.3154
  01/01/2013    to  12/31/2013       14.035734         18.277587         8,253.1542
  01/01/2014    to  12/31/2014       18.277587         18.693891         7,722.5873
============   ==== ==========       =========         =========        ===========
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.996850         10.160654           248.0177
  01/01/2011    to  12/31/2011       10.160654         10.129541           230.3108
  01/01/2012    to  12/31/2012       10.129541         10.623641             0.0000
  01/01/2013    to  12/31/2013       10.623641         10.780369         7,351.7105
  01/01/2014    to  12/31/2014       10.780369         10.612795           507.6769
============   ==== ==========       =========         =========        ===========
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  11/13/2006    to  12/31/2006       17.957273         18.336875         2,814.5927
  01/01/2007    to  12/31/2007       18.336875         17.376281         4,911.3401
  01/01/2008    to  12/31/2008       17.376281         11.915914         4,742.5318
  01/01/2009    to  12/31/2009       11.915914         14.725118         4,941.3800
  01/01/2010    to  12/31/2010       14.725118         17.253912         5,455.5258
  01/01/2011    to  12/31/2011       17.253912         15.347248         6,304.9578
  01/01/2012    to  12/31/2012       15.347248         17.694017         5,311.4878
  01/01/2013    to  12/31/2013       17.694017         22.902634         4,492.6251
  01/01/2014    to  12/31/2014       22.902634         22.765767         4,134.7892
============   ==== ==========       =========         =========        ===========
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD
RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.906472         16.110166             0.0000
  01/01/2006    to  11/12/2006       16.110166         17.824084         4,628.8700
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.394068          7.281068        31,862.7796
  01/01/2009    to  12/31/2009        7.281068         12.021544        53,458.8900
  01/01/2010    to  12/31/2010       12.021544         14.527765        36,550.8632
  01/01/2011    to  12/31/2011       14.527765         11.542311        29,020.2450
  01/01/2012    to  12/31/2012       11.542311         13.409783        31,084.0809
  01/01/2013    to  12/31/2013       13.409783         12.452063        29,998.5904
  01/01/2014    to  12/31/2014       12.452063         11.375302        30,071.4046
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        8.935690          9.756297           993.8785
  01/01/2006    to  12/31/2006        9.756297         12.213450         7,188.3043
  01/01/2007    to  12/31/2007       12.213450         15.369702        29,636.5410
  01/01/2008    to  11/07/2008       15.369702          7.433858             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.594320         12.295357         4,117.6675
  01/01/2006    to  12/31/2006       12.295357         15.208642        15,454.3053
  01/01/2007    to  12/31/2007       15.208642         16.836187        31,399.0909
  01/01/2008    to  12/31/2008       16.836187          9.481970        25,281.1696
  01/01/2009    to  12/31/2009        9.481970         12.191378        29,583.5900
  01/01/2010    to  12/31/2010       12.191378         13.273197        24,263.0561
  01/01/2011    to  12/31/2011       13.273197         11.582019        22,745.7782
  01/01/2012    to  12/31/2012       11.582019         13.208262        22,887.8125
  01/01/2013    to  12/31/2013       13.208262         15.393761        18,913.3472
  01/01/2014    to  12/31/2014       15.393761         13.998193        17,907.2017
============   ==== ==========       =========         =========        ===========
 MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.362231          9.627572         3,219.9011
  01/01/2006    to  12/31/2006        9.627572         10.196826         7,699.5070
  01/01/2007    to  12/31/2007       10.196826         12.303379        23,707.5953
  01/01/2008    to  12/31/2008       12.303379          6.401631        31,831.1707
  01/01/2009    to  12/31/2009        6.401631          9.839119        34,206.7400
  01/01/2010    to  12/31/2010        9.839119         12.700924        30,461.1356
  01/01/2011    to  12/31/2011       12.700924         11.553459        27,888.3172
  01/01/2012    to  12/31/2012       11.553459         12.337260        24,787.5034
  01/01/2013    to  12/31/2013       12.337260         16.761951        21,047.9272
  01/01/2014    to  12/31/2014       16.761951         16.546896        19,988.9864
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.070420         21.719359         1,215.5847
  01/01/2014    to  12/31/2014       21.719359         21.680188         1,215.0360
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.554293          8.902489             0.0000
  01/01/2011    to  12/31/2011        8.902489          8.100342             0.0000
  01/01/2012    to  12/31/2012        8.100342          9.673608             0.0000
  01/01/2013    to  04/26/2013        9.673608         10.254669             0.0000
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.937739         10.949495           884.6198
  01/01/2006    to  12/31/2006       10.949495         10.742585        13,484.1935
  01/01/2007    to  12/31/2007       10.742585         11.630534        19,862.0490
  01/01/2008    to  12/31/2008       11.630534         10.582355        30,252.7050
  01/01/2009    to  12/31/2009       10.582355         12.208399        32,283.4200
  01/01/2010    to  12/31/2010       12.208399         12.856829        28,357.7689
  01/01/2011    to  12/31/2011       12.856829         13.965221        24,914.6728
  01/01/2012    to  12/31/2012       13.965221         14.892199        22,733.3398
  01/01/2013    to  12/31/2013       14.892199         13.203653        15,190.9936
  01/01/2014    to  12/31/2014       13.203653         13.276743        14,385.8724
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.500244         11.667998         2,070.1810
  01/01/2006    to  12/31/2006       11.667998         11.918591        19,907.0936
  01/01/2007    to  12/31/2007       11.918591         12.527164        39,852.2408
  01/01/2008    to  12/31/2008       12.527164         12.291771        44,244.3441
  01/01/2009    to  12/31/2009       12.291771         14.178065        39,012.9800
  01/01/2010    to  12/31/2010       14.178065         14.987857       102,979.5523
  01/01/2011    to  12/31/2011       14.987857         15.112267        29,678.3014
  01/01/2012    to  12/31/2012       15.112267         16.135946        33,159.0698
  01/01/2013    to  12/31/2013       16.135946         15.466996        25,369.6337
  01/01/2014    to  12/31/2014       15.466996         15.748938        24,371.9539
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.150408         15.476147             0.0000
  01/01/2006    to  12/31/2006       15.476147         17.533762         2,016.5914
  01/01/2007    to  12/31/2007       17.533762         17.990437         7,181.5053
  01/01/2008    to  12/31/2008       17.990437         11.807191         4,012.9748
  01/01/2009    to  12/31/2009       11.807191         14.294734         4,208.5800
  01/01/2010    to  12/31/2010       14.294734         16.236131         3,545.0085
  01/01/2011    to  12/31/2011       16.236131         15.146103         3,547.7613
  01/01/2012    to  12/31/2012       15.146103         16.367375         2,061.2992
  01/01/2013    to  12/31/2013       16.367375         21.286071         2,027.9234
  01/01/2014    to  12/31/2014       21.286071         23.123083         1,764.3781
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.110130         11.088661            0.0000
  01/01/2010    to  12/31/2010       11.088661         12.141327            0.0000
  01/01/2011    to  12/31/2011       12.141327         12.276226            0.0000
  01/01/2012    to  12/31/2012       12.276226         13.369798          721.8882
  01/01/2013    to  12/31/2013       13.369798         13.250138          841.8366
  01/01/2014    to  12/31/2014       13.250138         13.524148          796.6859
============   ==== ==========       =========         =========        ==========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       39.966312         40.973655            0.0000
  01/01/2006    to  12/31/2006       40.973655         47.166537        1,505.0710
  01/01/2007    to  12/31/2007       47.166537         47.803505        3,407.6462
  01/01/2008    to  12/31/2008       47.803505         29.741098        4,767.1856
  01/01/2009    to  12/31/2009       29.741098         34.410590        4,944.9300
  01/01/2010    to  12/31/2010       34.410590         39.351918        5,045.1446
  01/01/2011    to  12/31/2011       39.351918         36.916527        5,371.7768
  01/01/2012    to  12/31/2012       36.916527         42.558303        5,208.5936
  01/01/2013    to  12/31/2013       42.558303         55.638649        5,360.6488
  01/01/2014    to  12/31/2014       55.638649         61.594730        6,062.2438
============   ==== ==========       =========         =========        ==========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
  VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.090440         18.720451            0.0000
  01/01/2006    to  04/30/2006       18.720451         19.972742            0.0000
============   ==== ==========       =========         =========        ==========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       37.368755         40.575234        3,015.8305
============   ==== ==========       =========         =========        ==========
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       27.226786         27.732192            0.0000
  01/01/2006    to  12/31/2006       27.732192         31.656967        3,012.0683
  01/01/2007    to  12/31/2007       31.656967         31.325554        3,345.4732
  01/01/2008    to  12/31/2008       31.325554         19.413778        3,013.9334
  01/01/2009    to  12/31/2009       19.413778         24.542244        3,055.2100
  01/01/2010    to  12/31/2010       24.542244         27.967100        3,081.7135
  01/01/2011    to  12/31/2011       27.967100         25.638766        3,351.1532
  01/01/2012    to  12/31/2012       25.638766         28.805473        3,053.9494
  01/01/2013    to  12/31/2013       28.805473         37.205715        3,016.5642
  01/01/2014    to  04/25/2014       37.205715         37.317237            0.0000
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.179663          7.684735            0.0000
  01/01/2010    to  12/31/2010        7.684735          9.589201            0.0000
  01/01/2011    to  12/31/2011        9.589201          9.217169          232.6260
  01/01/2012    to  12/31/2012        9.217169         10.238879          458.4865
  01/01/2013    to  12/31/2013       10.238879         13.666339          379.5581
  01/01/2014    to  12/31/2014       13.666339         15.061738          333.5025
============   ==== ==========       =========         =========        ==========
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       10.924658         10.955208        1,166.6653
  01/01/2008    to  12/31/2008       10.955208          6.711919        2,715.5041
  01/01/2009    to  12/31/2009        6.711919          7.818588        2,983.7900
  01/01/2010    to  12/31/2010        7.818588          8.602094        4,353.5355
  01/01/2011    to  12/31/2011        8.602094          8.424532        4,088.0680
  01/01/2012    to  12/31/2012        8.424532          9.343887        2,714.9367
  01/01/2013    to  12/31/2013        9.343887         12.251694        5,954.3015
  01/01/2014    to  12/31/2014       12.251694         13.604359        6,199.5934
============   ==== ==========       =========         =========        ==========
 METROPOLITAN SERIES FUND
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       37.149134         38.469709        2,412.1385
  01/01/2007    to  12/31/2007       38.469709         39.893752        4,953.9905
  01/01/2008    to  12/31/2008       39.893752         37.592892        4,187.3521
  01/01/2009    to  12/31/2009       37.592892         40.154026        5,575.9700
  01/01/2010    to  12/31/2010       40.154026         42.452305        4,411.9612
  01/01/2011    to  12/31/2011       42.452305         44.147809        6,758.0740
  01/01/2012    to  12/31/2012       44.147809         46.324138        5,433.8717
  01/01/2013    to  12/31/2013       46.324138         44.857700        4,602.2760
  01/01/2014    to  12/31/2014       44.857700         46.871648        4,962.5466
============   ==== ==========       =========         =========        ==========
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.098166         14.217569            0.0000
  01/01/2006    to  04/30/2006       14.217569         14.028595            0.0000
============   ==== ==========       =========         =========        ==========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.464789         11.864936          847.4200
  01/01/2010    to  12/31/2010       11.864936         13.893564        2,700.9670
  01/01/2011    to  12/31/2011       13.893564         12.363517        1,037.7920
  01/01/2012    to  12/31/2012       12.363517         13.817358        1,552.6279
  01/01/2013    to  12/31/2013       13.817358         18.124026          497.3165
  01/01/2014    to  12/31/2014       18.124026         19.287887          497.3165
============   ==== ==========       =========         =========        ==========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.136355         15.579803             0.0000
   01/01/2006                             to  12/31/2006       15.579803         16.161507           936.3194
   01/01/2007                             to  12/31/2007       16.161507         16.414684         3,295.7087
   01/01/2008                             to  12/31/2008       16.414684          8.851153           841.3827
   01/01/2009                             to  05/01/2009        8.851153          9.214650             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.509898         12.780432             0.0000
   01/01/2006                             to  12/31/2006       12.780432         13.350305             0.0000
   01/01/2007                             to  12/31/2007       13.350305         14.600089             0.0000
   01/01/2008                             to  12/31/2008       14.600089          8.183065             0.0000
   01/01/2009                             to  05/01/2009        8.183065          7.759527             0.0000
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       11.914271         11.733956         3,977.7478
   01/01/2011                             to  12/31/2011       11.733956         11.467864        11,145.3453
   01/01/2012                             to  12/31/2012       11.467864         11.205687         2,840.7701
   01/01/2013                             to  12/31/2013       11.205687         10.950885         2,833.9190
   01/01/2014                             to  12/31/2014       10.950885         10.701877         3,068.9022
=============                            ==== ==========       =========         =========        ===========
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.635551         11.662400             0.0000
   01/01/2006                             to  12/31/2006       11.662400         11.926201           707.3073
   01/01/2007                             to  12/31/2007       11.926201         12.225880         1,426.6240
   01/01/2008                             to  12/31/2008       12.225880         12.258272         3,932.6196
   01/01/2009                             to  12/31/2009       12.258272         12.006329         3,073.6100
   01/01/2010                             to  04/30/2010       12.006329         11.916524             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.350611         14.581548             0.0000
  01/01/2006    to  12/31/2006       14.581548         16.191846         3,685.1581
  01/01/2007    to  12/31/2007       16.191846         16.113729         4,948.1144
  01/01/2008    to  12/31/2008       16.113729          9.111350         4,368.9024
  01/01/2009    to  12/31/2009        9.111350         12.487852         4,252.2200
  01/01/2010    to  12/31/2010       12.487852         13.749491         4,250.9553
  01/01/2011    to  04/29/2011       13.749491         14.493300             0.0000
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        5.031613          3.316651        11,952.7344
  01/01/2009    to  12/31/2009        3.316651          4.523600        11,948.9800
  01/01/2010    to  12/31/2010        4.523600          4.920962        13,562.7436
  01/01/2011    to  12/31/2011        4.920962          4.819960        40,070.8093
  01/01/2012    to  12/31/2012        4.819960          5.442538        25,686.7888
  01/01/2013    to  12/31/2013        5.442538          7.272554        36,481.3511
  01/01/2014    to  12/31/2014        7.272554          7.728600        35,660.1973
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.507129          4.614888             0.0000
  01/01/2006    to  12/31/2006        4.614888          4.628606         5,110.5886
  01/01/2007    to  12/31/2007        4.628606          5.275572        11,958.3199
  01/01/2008    to  04/25/2008        5.275572          5.019536             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.195539         24.739319             0.0000
  01/01/2010    to  12/31/2010       24.739319         30.755781           745.0502
  01/01/2011    to  12/31/2011       30.755781         30.159620            86.8784
  01/01/2012    to  12/31/2012       30.159620         33.675393           232.0812
  01/01/2013    to  12/31/2013       33.675393         46.299724         1,611.3438
  01/01/2014    to  12/31/2014       46.299724         46.831347           589.0811
============   ==== ==========       =========         =========        ===========
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.664038         14.115133         3,495.7900
  01/01/2010    to  12/31/2010       14.115133         16.910585             0.0000
  01/01/2011    to  12/31/2011       16.910585         13.840622           171.9740
  01/01/2012    to  12/31/2012       13.840622         15.945815         1,396.5385
  01/01/2013    to  12/31/2013       15.945815         19.884750           657.3347
  01/01/2014    to  12/31/2014       19.884750         18.131600         1,029.6361
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       35.767919         38.196514             0.0000
  01/01/2007    to  12/31/2007       38.196514         38.882055           129.5691
  01/01/2008    to  12/31/2008       38.882055         29.518139             0.0000
  01/01/2009    to  12/31/2009       29.518139         34.142948             0.0000
  01/01/2010    to  12/31/2010       34.142948         36.659079             0.0000
  01/01/2011    to  12/31/2011       36.659079         36.617795             0.0000
  01/01/2012    to  12/31/2012       36.617795         39.846407             0.0000
  01/01/2013    to  12/31/2013       39.846407         46.243943         1,655.2728
  01/01/2014    to  12/31/2014       46.243943         48.997176         1,712.9447
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       21.875182         22.173578             0.0000
  01/01/2006    to  04/30/2006       22.173578         22.787510             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       12.487121         12.662421             0.0000
  01/01/2006    to  12/31/2006       12.662421         15.015174         6,607.0473
  01/01/2007    to  12/31/2007       15.015174         15.792684        17,992.1480
  01/01/2008    to  12/31/2008       15.792684         10.412455        15,950.1713
  01/01/2009    to  12/31/2009       10.412455         12.294224        14,960.7800
  01/01/2010    to  12/31/2010       12.294224         13.387473         9,928.8644
  01/01/2011    to  12/31/2011       13.387473         13.195153         9,983.1014
  01/01/2012    to  12/31/2012       13.195153         15.040528        10,046.9537
  01/01/2013    to  12/31/2013       15.040528         19.950847        10,521.1764
  01/01/2014    to  12/31/2014       19.950847         21.604633         9,286.8210
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.104932         18.526556             0.0000
  01/01/2006    to  04/30/2006       18.526556         19.371803             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       19.380628         19.830127         1,219.9703
  01/01/2007    to  12/31/2007       19.830127         20.169109         1,503.8210
  01/01/2008    to  12/31/2008       20.169109         12.020772         1,360.0533
  01/01/2009    to  12/31/2009       12.020772         14.298437         1,486.1800
  01/01/2010    to  12/31/2010       14.298437         15.992599         1,709.1318
  01/01/2011    to  12/31/2011       15.992599         14.652849         1,994.5922
  01/01/2012    to  12/31/2012       14.652849         16.558350         2,067.2405
  01/01/2013    to  04/26/2013       16.558350         18.186323             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997480          6.559283             0.0000
   01/01/2009                             to  12/31/2009        6.559283          8.005266           549.1000
   01/01/2010                             to  12/31/2010        8.005266          8.685733           542.9687
   01/01/2011                             to  12/31/2011        8.685733          8.442207           536.9000
   01/01/2012                             to  12/31/2012        8.442207          9.397283           530.6535
   01/01/2013                             to  04/26/2013        9.397283         10.264485             0.0000
=============                            ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       16.585893         15.326584             0.0000
   01/01/2012                             to  12/31/2012       15.326584         16.437001           235.9290
   01/01/2013                             to  12/31/2013       16.437001         22.197917         9,238.5737
   01/01/2014                             to  12/31/2014       22.197917         21.627940         9,408.0663
=============                            ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   11/07/2005                             to  12/31/2005       10.356790         10.808815             0.0000
   01/01/2006                             to  12/31/2006       10.808815         11.890317         3,878.0136
   01/01/2007                             to  04/27/2007       11.890317         13.095744             0.0000
=============                            ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       16.813557         14.827935         7,744.0463
   01/01/2008                             to  12/31/2008       14.827935          8.939878        11,922.9752
   01/01/2009                             to  12/31/2009        8.939878         11.948331        19,630.2700
   01/01/2010                             to  12/31/2010       11.948331         14.346093        12,133.0503
   01/01/2011                             to  12/31/2011       14.346093         13.280758        12,019.8915
   01/01/2012                             to  12/31/2012       13.280758         13.663133        11,351.9716
   01/01/2013                             to  04/26/2013       13.663133         14.772277             0.0000
=============                            ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.402047          8.034887         5,852.0440
   01/01/2014                             to  12/31/2014        8.034887          8.545222         4,795.0606
=============                            ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        6.931554          5.575822             0.0000
   01/01/2012                             to  12/31/2012        5.575822          6.108647         5,966.2694
   01/01/2013                             to  04/26/2013        6.108647          6.369691             0.0000
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.726148          8.978235         1,752.0691
  01/01/2009    to  12/31/2009        8.978235         12.163969         3,286.6700
  01/01/2010    to  12/31/2010       12.163969         16.008238             0.0000
  01/01/2011    to  12/31/2011       16.008238         15.871360             0.0000
  01/01/2012    to  12/31/2012       15.871360         17.975941             0.0000
  01/01/2013    to  12/31/2013       17.975941         25.327290             0.0000
  01/01/2014    to  12/31/2014       25.327290         26.396477             0.0000
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.422866         14.920330         8,019.2015
  01/01/2007    to  12/31/2007       14.920330         15.214140         9,801.7063
  01/01/2008    to  12/31/2008       15.214140         14.813778         7,051.3845
  01/01/2009    to  12/31/2009       14.813778         15.104177         7,137.0000
  01/01/2010    to  12/31/2010       15.104177         15.618511         8,028.8261
  01/01/2011    to  12/31/2011       15.618511         16.105262        16,569.2669
  01/01/2012    to  12/31/2012       16.105262         16.431343         8,463.9803
  01/01/2013    to  12/31/2013       16.431343         15.963112         8,725.5099
  01/01/2014    to  12/31/2014       15.963112         16.062681         7,399.6045
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.524403         19.020856             0.0000
  01/01/2006    to  04/30/2006       19.020856         18.274115             0.0000
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       14.112362         14.276657             0.0000
  01/01/2006    to  04/30/2006       14.276657         14.088519             0.0000
============   ==== ==========       =========         =========        ===========
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       34.205503         21.015294             0.0000
  01/01/2009    to  12/31/2009       21.015294         27.106790             0.0000
  01/01/2010    to  12/31/2010       27.106790         29.669661             0.0000
  01/01/2011    to  12/31/2011       29.669661         27.826591         2,102.5708
  01/01/2012    to  12/31/2012       27.826591         30.688031         2,239.7113
  01/01/2013    to  12/31/2013       30.688031         40.097584         2,159.6027
  01/01/2014    to  12/31/2014       40.097584         43.353308         2,116.7515
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       20.098466         21.246257            1,876.8697
  01/01/2006    to  12/31/2006       21.246257         25.156295          168,856.5981
  01/01/2007    to  12/31/2007       25.156295         28.402210          612,878.4957
  01/01/2008    to  12/31/2008       28.402210         17.202578          959,792.5905
  01/01/2009    to  12/31/2009       17.202578         24.067439          990,902.6400
  01/01/2010    to  12/31/2010       24.067439         26.441352        1,098,632.0115
  01/01/2011    to  12/31/2011       26.441352         23.686381        1,081,595.0024
  01/01/2012    to  12/31/2012       23.686381         28.538919          978,202.9579
  01/01/2013    to  12/31/2013       28.538919         36.244735          855,189.0343
  01/01/2014    to  12/31/2014       36.244735         36.458034          961,774.4156
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      131.241083        137.355630              985.5996
  01/01/2006    to  12/31/2006      137.355630        148.844997           54,132.3025
  01/01/2007    to  12/31/2007      148.844997        164.391188          134,796.4326
  01/01/2008    to  12/31/2008      164.391188         90.546926          320,970.1851
  01/01/2009    to  12/31/2009       90.546926        124.105553          428,403.4400
  01/01/2010    to  12/31/2010      124.105553        144.808602          503,261.2754
  01/01/2011    to  12/31/2011      144.808602        136.283363          456,769.8834
  01/01/2012    to  12/31/2012      136.283363        157.944331          456,008.1744
  01/01/2013    to  12/31/2013      157.944331        202.026530          422,030.8120
  01/01/2014    to  12/31/2014      202.026530        215.521811          380,411.7030
============   ==== ==========      ==========        ==========        ==============
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       92.683657         95.526442              479.0883
  01/01/2006    to  12/31/2006       95.526442        108.199501           56,312.9329
  01/01/2007    to  12/31/2007      108.199501        111.729753          127,350.3456
  01/01/2008    to  12/31/2008      111.729753         68.266004          243,114.9065
  01/01/2009    to  12/31/2009       68.266004         88.082891          330,366.0300
  01/01/2010    to  12/31/2010       88.082891         96.494430          365,847.5029
  01/01/2011    to  12/31/2011       96.494430         93.135030          376,527.5259
  01/01/2012    to  12/31/2012       93.135030        107.563687          392,141.2729
  01/01/2013    to  12/31/2013      107.563687        141.178195          344,242.7956
  01/01/2014    to  12/31/2014      141.178195        153.559152          305,331.1923
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
  (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       25.946433         27.133237           14,497.9693
  01/01/2006    to  12/31/2006       27.133237         32.398206          222,039.5605
  01/01/2007    to  12/31/2007       32.398206         36.772245          460,974.0548
  01/01/2008    to  12/31/2008       36.772245         21.553103          895,140.5529
  01/01/2009    to  12/31/2009       21.553103         29.039060        1,010,822.7800
  01/01/2010    to  12/31/2010       29.039060         30.950020        1,141,347.3440
  01/01/2011    to  12/31/2011       30.950020         27.193027        1,241,245.1160
  01/01/2012    to  12/31/2012       27.193027         31.606478        1,293,804.5136
  01/01/2013    to  12/31/2013       31.606478         38.211818        1,168,585.2165
  01/01/2014    to  12/31/2014       38.211818         33.385554        1,134,858.3828
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.288689         12.615024            2,243.1353
  01/01/2006    to  12/31/2006       12.615024         13.493251          173,666.9625
  01/01/2007    to  12/31/2007       13.493251         13.464207          281,444.8814
  01/01/2008    to  12/31/2008       13.464207          7.888003          406,777.6915
  01/01/2009    to  12/31/2009        7.888003         10.435774          437,768.8000
  01/01/2010    to  12/31/2010       10.435774         12.826049          519,048.6058
  01/01/2011    to  12/31/2011       12.826049         12.921840          501,486.5578
  01/01/2012    to  12/31/2012       12.921840         15.081326          420,340.1621
  01/01/2013    to  12/31/2013       15.081326         21.911841          333,834.9908
  01/01/2014    to  12/31/2014       21.911841         25.936047          272,259.4267
============   ==== ==========       =========         =========        ==============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       26.890893         27.126845            1,208.2217
  01/01/2006    to  12/31/2006       27.126845         30.617337           46,032.2972
  01/01/2007    to  12/31/2007       30.617337         32.634345           49,990.4014
  01/01/2008    to  12/31/2008       32.634345         22.678036           62,959.7286
  01/01/2009    to  12/31/2009       22.678036         27.226651          115,903.0800
  01/01/2010    to  12/31/2010       27.226651         30.147634          177,689.8719
  01/01/2011    to  12/31/2011       30.147634         30.412347          228,361.4116
  01/01/2012    to  12/31/2012       30.412347         34.665535          255,412.0041
  01/01/2013    to  12/31/2013       34.665535         44.306083          244,779.8126
  01/01/2014    to  12/31/2014       44.306083         48.347773          217,127.4483
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.278891         14.477904             0.0000
  01/01/2006    to  12/31/2006       14.477904         15.981557        13,548.7945
  01/01/2007    to  11/12/2007       15.981557         16.267416             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.500741         16.465544        34,684.7380
  01/01/2008    to  12/31/2008       16.465544         11.421722        32,783.2155
  01/01/2009    to  05/01/2009       11.421722         11.177371             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.924243          9.750051       106,210.0202
  01/01/2012    to  12/31/2012        9.750051         10.946462        90,937.7631
  01/01/2013    to  12/31/2013       10.946462         13.553766        82,778.3514
  01/01/2014    to  12/31/2014       13.553766         15.139162        69,405.8212
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        8.083376          8.148817         1,734.7623
  01/01/2006    to  12/31/2006        8.148817          9.448525        61,169.4824
  01/01/2007    to  12/31/2007        9.448525          9.887839       180,249.1825
  01/01/2008    to  12/31/2008        9.887839          6.942123       164,153.7357
  01/01/2009    to  12/31/2009        6.942123          8.332022       160,013.7500
  01/01/2010    to  12/31/2010        8.332022          9.166634       130,863.8004
  01/01/2011    to  04/29/2011        9.166634          9.955402             0.0000
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.268927         13.431283         9,765.7609
  01/01/2006    to  12/31/2006       13.431283         13.812394        89,059.9153
  01/01/2007    to  12/31/2007       13.812394         14.298953        94,414.9056
  01/01/2008    to  12/31/2008       14.298953          8.814886        93,525.3442
  01/01/2009    to  12/31/2009        8.814886         12.339170        78,783.1500
  01/01/2010    to  12/31/2010       12.339170         13.324122        66,434.7278
  01/01/2011    to  12/31/2011       13.324122         13.014746        52,737.9218
  01/01/2012    to  12/31/2012       13.014746         15.397587        44,604.1606
  01/01/2013    to  12/31/2013       15.397587         20.868828        27,893.1430
  01/01/2014    to  12/31/2014       20.868828         23.387611        23,415.6056
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.905097         14.279820         3,177.8950
  01/01/2006    to  12/31/2006       14.279820         16.603363        20,034.8360
  01/01/2007    to  12/31/2007       16.603363         16.958706        14,077.9676
  01/01/2008    to  12/31/2008       16.958706         10.732696        23,080.0798
  01/01/2009    to  12/31/2009       10.732696         13.137034        27,299.6900
  01/01/2010    to  12/31/2010       13.137034         14.138072        34,187.6609
  01/01/2011    to  12/31/2011       14.138072         14.588678       125,094.3167
  01/01/2012    to  12/31/2012       14.588678         16.708588       172,695.1422
  01/01/2013    to  12/31/2013       16.708588         21.744443       200,684.9130
  01/01/2014    to  12/31/2014       21.744443         23.880940       242,519.0441
============   ==== ==========       =========         =========       ============
 CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.513168         11.882493         8,302.4223
  01/01/2006    to  12/31/2006       11.882493         13.174301        53,653.0924
  01/01/2007    to  12/31/2007       13.174301         14.247527       154,455.0273
  01/01/2008    to  12/31/2008       14.247527          8.304382       261,869.8368
  01/01/2009    to  12/31/2009        8.304382         11.656659       336,391.5500
  01/01/2010    to  12/31/2010       11.656659         14.346375       340,906.2521
  01/01/2011    to  12/31/2011       14.346375         14.300608       365,848.9557
  01/01/2012    to  12/31/2012       14.300608         16.789560       414,048.6523
  01/01/2013    to  12/31/2013       16.789560         24.273225       425,094.1245
  01/01/2014    to  12/31/2014       24.273225         24.837266       386,729.6824
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.807029         14.984953         1,418.0072
  01/01/2006    to  12/31/2006       14.984953         16.301046        53,520.5256
  01/01/2007    to  12/31/2007       16.301046         16.014191       115,237.6995
  01/01/2008    to  12/31/2008       16.014191         10.890656       120,987.8053
  01/01/2009    to  12/31/2009       10.890656         16.655725       155,066.2100
  01/01/2010    to  12/31/2010       16.655725         18.818394       200,874.4842
  01/01/2011    to  12/31/2011       18.818394         18.818727       213,299.8350
  01/01/2012    to  12/31/2012       18.818727         21.890565       234,740.5320
  01/01/2013    to  12/31/2013       21.890565         22.870970       210,705.8749
  01/01/2014    to  12/31/2014       22.870970         22.226299       200,637.6943
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.172039         15.395890            3,749.2832
  01/01/2006    to  12/31/2006       15.395890         16.622604           77,934.2574
  01/01/2007    to  12/31/2007       16.622604         16.781744          218,311.1972
  01/01/2008    to  12/31/2008       16.781744         12.505070          323,934.6582
  01/01/2009    to  12/31/2009       12.505070         18.097020          519,489.5700
  01/01/2010    to  12/31/2010       18.097020         20.657216          662,960.1343
  01/01/2011    to  12/31/2011       20.657216         20.817770          675,965.1144
  01/01/2012    to  12/31/2012       20.817770         23.902641          822,069.8683
  01/01/2013    to  12/31/2013       23.902641         25.794290          736,610.2029
  01/01/2014    to  12/31/2014       25.794290         26.224454          721,790.5170
============   ==== ==========      ==========        ==========        ==============
 BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.652618          9.882193            1,556.1370
  01/01/2006    to  12/31/2006        9.882193         11.100326           86,585.7129
  01/01/2007    to  04/27/2007       11.100326         11.635682                0.0000
============   ==== ==========      ==========        ==========        ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.342525         14.265628           77,242.9227
  01/01/2006    to  12/31/2006       14.265628         19.296995          198,483.4141
  01/01/2007    to  12/31/2007       19.296995         16.123181          358,293.5379
  01/01/2008    to  12/31/2008       16.123181          9.244955          799,582.5060
  01/01/2009    to  12/31/2009        9.244955         12.246189        1,255,240.5900
  01/01/2010    to  12/31/2010       12.246189         13.979123        1,913,320.3363
  01/01/2011    to  12/31/2011       13.979123         12.976144        2,243,867.8951
  01/01/2012    to  12/31/2012       12.976144         16.071691        2,261,717.4837
  01/01/2013    to  12/31/2013       16.071691         16.361006        2,273,129.2513
  01/01/2014    to  12/31/2014       16.361006         18.219333        2,128,236.0285
============   ==== ==========      ==========        ==========        ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014      181.846379        204.478455           83,129.7876
============   ==== ==========      ==========        ==========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005       107.089801        111.200991             100.1609
  01/01/2006    to  12/31/2006       111.200991        112.694173           3,325.7057
  01/01/2007    to  12/31/2007       112.694173        144.534782          25,437.3134
  01/01/2008    to  12/31/2008       144.534782         82.617434          65,291.7180
  01/01/2009    to  12/31/2009        82.617434        116.323648         105,554.4100
  01/01/2010    to  12/31/2010       116.323648        125.436359         124,998.1126
  01/01/2011    to  12/31/2011       125.436359        114.293243         116,502.1359
  01/01/2012    to  12/31/2012       114.293243        138.014620         110,106.4013
  01/01/2013    to  12/31/2013       138.014620        175.190659          99,887.0421
  01/01/2014    to  04/25/2014       175.190659        182.390017               0.0000
============   ==== ==========       ==========        ==========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011         8.235742          7.450037       3,036,439.8021
  01/01/2012    to  12/31/2012         7.450037          8.679293       3,035,060.3099
  01/01/2013    to  12/31/2013         8.679293         12.424274       3,443,124.0501
  01/01/2014    to  12/31/2014        12.424274         14.522602       3,924,069.9543
============   ==== ==========       ==========        ==========       ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246673         10.620284          17,989.9120
  01/01/2006    to  12/31/2006        10.620284         11.129074         470,424.0037
  01/01/2007    to  12/31/2007        11.129074         10.294222         457,518.5612
  01/01/2008    to  12/31/2008        10.294222          4.592839         537,216.0165
  01/01/2009    to  12/31/2009         4.592839          6.229921         892,532.8900
  01/01/2010    to  12/31/2010         6.229921          6.574211       1,455,151.7424
  01/01/2011    to  04/29/2011         6.574211          6.983591               0.0000
============   ==== ==========       ==========        ==========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        11.524512         15.857236         237,464.2000
  01/01/2010    to  12/31/2010        15.857236         18.189499         844,430.0210
  01/01/2011    to  12/31/2011        18.189499         15.382343       1,048,498.6749
  01/01/2012    to  12/31/2012        15.382343         19.578694       1,222,151.1846
  01/01/2013    to  12/31/2013        19.578694         25.177901       1,318,553.9242
  01/01/2014    to  12/31/2014        25.177901         23.386339       1,446,404.3274
============   ==== ==========       ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.129061         10.454832            5,291.0105
  01/01/2006    to  12/31/2006       10.454832         11.929173          135,154.2550
  01/01/2007    to  12/31/2007       11.929173         11.434750          311,908.3976
  01/01/2008    to  12/31/2008       11.434750          7.204322          517,113.2820
  01/01/2009    to  12/31/2009        7.204322          8.964934          925,768.9500
  01/01/2010    to  12/31/2010        8.964934         10.123079        1,398,946.7091
  01/01/2011    to  12/31/2011       10.123079          9.805176        1,861,939.5997
  01/01/2012    to  12/31/2012        9.805176         11.415893        2,117,227.6770
  01/01/2013    to  12/31/2013       11.415893         15.195357        1,985,501.6121
  01/01/2014    to  12/31/2014       15.195357         16.330397        1,908,125.1041
============   ==== ==========       =========         =========        ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.646398         24.428438            1,946.5467
  01/01/2006    to  12/31/2006       24.428438         26.942083           55,346.8166
  01/01/2007    to  12/31/2007       26.942083         26.644307          104,850.4524
  01/01/2008    to  12/31/2008       26.644307         16.036905          300,146.4546
  01/01/2009    to  12/31/2009       16.036905         19.950142          613,644.5800
  01/01/2010    to  12/31/2010       19.950142         24.621120          870,730.2794
  01/01/2011    to  12/31/2011       24.621120         23.311700        1,031,358.3284
  01/01/2012    to  12/31/2012       23.311700         26.284910        1,150,419.1206
  01/01/2013    to  12/31/2013       26.284910         33.673416        1,051,503.2258
  01/01/2014    to  12/31/2014       33.673416         36.298287          983,909.4060
============   ==== ==========       =========         =========        ==============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       22.515531         24.111377           57,115.7960
  01/01/2011    to  12/31/2011       24.111377         22.123579          129,485.5433
  01/01/2012    to  04/27/2012       22.123579         24.441510                0.0000
============   ==== ==========       =========         =========        ==============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.628494         14.532799           52,835.8142
  01/01/2007    to  12/31/2007       14.532799         15.915606          118,719.5485
  01/01/2008    to  12/31/2008       15.915606          9.606300          314,635.8514
  01/01/2009    to  12/31/2009        9.606300         12.675348          436,642.6200
  01/01/2010    to  12/31/2010       12.675348         15.760698          460,906.7713
  01/01/2011    to  12/31/2011       15.760698         15.364451          489,969.9075
  01/01/2012    to  12/31/2012       15.364451         17.899883          527,339.9561
  01/01/2013    to  12/31/2013       17.899883         24.732078          467,922.9679
  01/01/2014    to  12/31/2014       24.732078         26.304682          448,999.9031
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.154224         11.402784            1,424.1811
  01/01/2006    to  04/30/2006       11.402784         13.031855           18,517.3049
============   ==== ==========       =========         =========        ==============
 JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.965995         11.222391            4,583.1535
  01/01/2006    to  12/31/2006       11.222391         13.707490          111,279.5533
  01/01/2007    to  12/31/2007       13.707490         13.344255          289,656.6597
  01/01/2008    to  12/31/2008       13.344255          9.809821          568,805.2970
  01/01/2009    to  12/31/2009        9.809821         12.450195          787,436.1800
  01/01/2010    to  12/31/2010       12.450195         14.631400          917,386.3797
  01/01/2011    to  12/31/2011       14.631400         12.929319          934,653.7484
  01/01/2012    to  12/31/2012       12.929319         14.700428          947,532.6758
  01/01/2013    to  12/31/2013       14.700428         19.258268          844,932.2491
  01/01/2014    to  12/31/2014       19.258268         19.815454          823,518.7406
============   ==== ==========       =========         =========        ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997671         10.201985          330,586.0592
  01/01/2011    to  12/31/2011       10.201985         10.231789          755,972.2877
  01/01/2012    to  12/31/2012       10.231789         10.795791        1,017,298.2427
  01/01/2013    to  12/31/2013       10.795791         11.020980        1,670,489.7784
  01/01/2014    to  12/31/2014       11.020980         10.914961        1,688,148.2668
============   ==== ==========       =========         =========        ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  11/13/2006    to  12/31/2006       17.557068         17.941772          156,903.3551
  01/01/2007    to  12/31/2007       17.941772         17.104820          152,029.8752
  01/01/2008    to  12/31/2008       17.104820         11.800706          196,746.5727
  01/01/2009    to  12/31/2009       11.800706         14.670540          443,841.5300
  01/01/2010    to  12/31/2010       14.670540         17.293298          727,732.7104
  01/01/2011    to  12/31/2011       17.293298         15.474716          908,592.4096
  01/01/2012    to  12/31/2012       15.474716         17.948868          851,467.2006
  01/01/2013    to  12/31/2013       17.948868         23.372214          790,550.3876
  01/01/2014    to  12/31/2014       23.372214         23.372395          735,750.1605
============   ==== ==========       =========         =========        ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD
RETIREMENT SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.689936         16.918421            1,373.1683
  01/01/2006    to  11/12/2006       16.918421         18.815186           19,868.2100
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.229963          6.139902         1,430,611.4126
  01/01/2009    to  12/31/2009        6.139902         10.198371         2,748,717.0400
  01/01/2010    to  12/31/2010       10.198371         12.398539         4,550,671.5134
  01/01/2011    to  12/31/2011       12.398539          9.909879         5,680,144.2117
  01/01/2012    to  12/31/2012        9.909879         11.582864         6,256,584.2692
  01/01/2013    to  12/31/2013       11.582864         10.820375         6,211,895.1230
  01/01/2014    to  12/31/2014       10.820375          9.944246         5,811,017.4285
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.470656         10.349381            10,047.6104
  01/01/2006    to  12/31/2006       10.349381         13.033639           222,335.9164
  01/01/2007    to  12/31/2007       13.033639         16.501044           522,755.3791
  01/01/2008    to  11/07/2008       16.501044          8.022253                 0.0000
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.934827         12.667474           260,802.9765
  01/01/2006    to  12/31/2006       12.667474         15.762922           393,752.6493
  01/01/2007    to  12/31/2007       15.762922         17.555375           621,736.5532
  01/01/2008    to  12/31/2008       17.555375          9.946841         1,451,622.7956
  01/01/2009    to  12/31/2009        9.946841         12.866064         2,172,404.5700
  01/01/2010    to  12/31/2010       12.866064         14.091939         2,508,725.8494
  01/01/2011    to  12/31/2011       14.091939         12.370383         2,736,650.7350
  01/01/2012    to  12/31/2012       12.370383         14.192640         2,725,259.2718
  01/01/2013    to  12/31/2013       14.192640         16.640515         2,485,776.4552
  01/01/2014    to  12/31/2014       16.640515         15.223038         2,353,283.4222
============   ==== ==========       =========         =========         ==============
 MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.632175          9.913810            18,409.2183
  01/01/2006    to  12/31/2006        9.913810         10.563020           292,211.3245
  01/01/2007    to  12/31/2007       10.563020         12.822327           511,046.0740
  01/01/2008    to  12/31/2008       12.822327          6.712054         1,168,395.5614
  01/01/2009    to  12/31/2009        6.712054         10.378282         1,110,933.5900
  01/01/2010    to  12/31/2010       10.378282         13.477419         1,072,708.1048
  01/01/2011    to  12/31/2011       13.477419         12.333468         1,022,669.4393
  01/01/2012    to  12/31/2012       12.333468         13.249880         1,184,707.8111
  01/01/2013    to  12/31/2013       13.249880         18.110105         1,176,372.3541
  01/01/2014    to  12/31/2014       18.110105         17.985382         1,122,443.8474
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       21.013147         24.028812            60,269.4889
  01/01/2014    to  12/31/2014       24.028812         24.129850            77,716.4154
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.658915          9.047275           12,756.7589
  01/01/2011    to  12/31/2011        9.047275          8.281567           35,438.9028
  01/01/2012    to  12/31/2012        8.281567          9.949837           37,721.8328
  01/01/2013    to  04/26/2013        9.949837         10.567632                0.0000
============   ==== ==========       =========         =========       ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.104596         11.126223          323,809.0569
  01/01/2006    to  12/31/2006       11.126223         10.981499          438,514.3810
  01/01/2007    to  12/31/2007       10.981499         11.961109          856,600.5729
  01/01/2008    to  12/31/2008       11.961109         10.948830        1,639,968.6221
  01/01/2009    to  12/31/2009       10.948830         12.707137        4,008,192.9100
  01/01/2010    to  12/31/2010       12.707137         13.462572        6,527,592.1876
  01/01/2011    to  12/31/2011       13.462572         14.710903        8,357,916.4227
  01/01/2012    to  12/31/2012       14.710903         15.782261        8,665,165.9668
  01/01/2013    to  12/31/2013       15.782261         14.077051        8,086,287.9259
  01/01/2014    to  12/31/2014       14.077051         14.240165        7,270,655.4176
============   ==== ==========       =========         =========       ===============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.837745         12.020887          635,327.4154
  01/01/2006    to  12/31/2006       12.020887         12.352749        1,124,672.3782
  01/01/2007    to  12/31/2007       12.352749         13.062031        1,825,910.8885
  01/01/2008    to  12/31/2008       13.062031         12.893905        3,358,367.6986
  01/01/2009    to  12/31/2009       12.893905         14.962046        8,022,232.0100
  01/01/2010    to  12/31/2010       14.962046         15.911764       14,261,858.2857
  01/01/2011    to  12/31/2011       15.911764         16.140123       16,036,750.5130
  01/01/2012    to  12/31/2012       16.140123         17.337670       16,238,985.3008
  01/01/2013    to  12/31/2013       17.337670         16.718928       15,159,318.7066
  01/01/2014    to  12/31/2014       16.718928         17.126132       13,265,424.1946
============   ==== ==========       =========         =========       ===============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       16.258202         16.622244            1,220.2572
  01/01/2006    to  12/31/2006       16.622244         18.945228           29,641.5278
  01/01/2007    to  12/31/2007       18.945228         19.556304           33,249.0207
  01/01/2008    to  12/31/2008       19.556304         12.912499           50,680.5586
  01/01/2009    to  12/31/2009       12.912499         15.727008           68,403.0300
  01/01/2010    to  12/31/2010       15.727008         17.970321           78,203.9541
  01/01/2011    to  12/31/2011       17.970321         16.864571           87,634.7262
  01/01/2012    to  12/31/2012       16.864571         18.334650          103,313.8588
  01/01/2013    to  12/31/2013       18.334650         23.987938           93,148.7071
  01/01/2014    to  12/31/2014       23.987938         26.214933           86,533.7669
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009       17.665144         21.586895        98,398.3800
  01/01/2010    to  12/31/2010       21.586895         23.778342       447,934.0590
  01/01/2011    to  12/31/2011       23.778342         24.186816       750,995.7309
  01/01/2012    to  12/31/2012       24.186816         26.500717       989,207.8493
  01/01/2013    to  12/31/2013       26.500717         26.421601       828,643.1825
  01/01/2014    to  12/31/2014       26.421601         27.130269       773,367.0722
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.890017         48.113781       192,944.1658
  01/01/2006    to  12/31/2006       48.113781         55.718116       216,293.5951
  01/01/2007    to  12/31/2007       55.718116         56.812310       211,537.1473
  01/01/2008    to  12/31/2008       56.812310         35.559995       231,142.7238
  01/01/2009    to  12/31/2009       35.559995         41.390847       315,017.9700
  01/01/2010    to  12/31/2010       41.390847         47.619129       407,829.4380
  01/01/2011    to  12/31/2011       47.619129         44.940498       505,689.8312
  01/01/2012    to  12/31/2012       44.940498         52.121894       485,306.9074
  01/01/2013    to  12/31/2013       52.121894         68.551426       458,701.5688
  01/01/2014    to  12/31/2014       68.551426         76.346488       496,629.8005
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
  VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       19.094316         19.776501           680.2903
  01/01/2006    to  04/30/2006       19.776501         21.140362        31,260.6615
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       42.235976         46.046618         7,125.7277
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       29.246634         29.815513             0.0000
  01/01/2006    to  12/31/2006       29.815513         34.239311        20,481.4835
  01/01/2007    to  12/31/2007       34.239311         34.085904        30,814.9984
  01/01/2008    to  12/31/2008       34.085904         21.252323        20,547.9518
  01/01/2009    to  12/31/2009       21.252323         27.028216        15,974.3500
  01/01/2010    to  12/31/2010       27.028216         30.985163        14,415.1115
  01/01/2011    to  12/31/2011       30.985163         28.576265        10,968.3908
  01/01/2012    to  12/31/2012       28.576265         32.299975         9,614.5322
  01/01/2013    to  12/31/2013       32.299975         41.970171         7,861.8523
  01/01/2014    to  04/25/2014       41.970171         42.175671             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.495746          8.109800         1,470,371.8100
  01/01/2010    to  12/31/2010        8.109800         10.180436         3,241,727.9900
  01/01/2011    to  12/31/2011       10.180436          9.844256         4,420,727.9419
  01/01/2012    to  12/31/2012        9.844256         11.001636         4,376,897.0909
  01/01/2013    to  12/31/2013       11.001636         14.772721         3,643,776.1504
  01/01/2014    to  12/31/2014       14.772721         16.379062         3,255,267.4472
============   ==== ==========       =========         =========         ==============
 WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
  (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       11.538507         11.617473           134,863.3791
  01/01/2008    to  12/31/2008       11.617473          7.160732           217,291.6318
  01/01/2009    to  12/31/2009        7.160732          8.391607           273,564.3600
  01/01/2010    to  12/31/2010        8.391607          9.288051           688,182.6874
  01/01/2011    to  12/31/2011        9.288051          9.150971         1,045,614.2158
  01/01/2012    to  12/31/2012        9.150971         10.210986         1,066,224.7477
  01/01/2013    to  12/31/2013       10.210986         13.469144           853,706.2679
  01/01/2014    to  12/31/2014       13.469144         15.046212           773,987.2369
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       42.567897         44.256774            64,912.4346
  01/01/2007    to  12/31/2007       44.256774         46.172666           230,117.2082
  01/01/2008    to  12/31/2008       46.172666         43.772243           291,410.3299
  01/01/2009    to  12/31/2009       43.772243         47.035628           424,072.7900
  01/01/2010    to  12/31/2010       47.035628         50.026955           463,516.2513
  01/01/2011    to  12/31/2011       50.026955         52.337117           511,645.4471
  01/01/2012    to  12/31/2012       52.337117         55.249351           521,551.7202
  01/01/2013    to  12/31/2013       55.249351         53.822390           477,304.3672
  01/01/2014    to  12/31/2014       53.822390         56.577201           462,125.7251
============   ==== ==========       =========         =========         ==============
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       15.096132         15.237255             7,162.7484
  01/01/2006    to  04/30/2006       15.237255         15.063922            46,740.6858
============   ==== ==========       =========         =========         ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       10.213590         12.854337           109,219.5300
  01/01/2010    to  12/31/2010       12.854337         15.142608           124,044.6166
  01/01/2011    to  12/31/2011       15.142608         13.555968           282,689.4649
  01/01/2012    to  12/31/2012       13.555968         15.241655           286,910.3006
  01/01/2013    to  12/31/2013       15.241655         20.112508           264,857.9548
  01/01/2014    to  12/31/2014       20.112508         21.532887           245,077.7865
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
  SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.994863         16.477821            6,104.0469
   01/01/2006                             to  12/31/2006       16.477821         17.195659           52,040.6118
   01/01/2007                             to  12/31/2007       17.195659         17.570751           78,088.2572
   01/01/2008                             to  12/31/2008       17.570751          9.531884          113,768.1395
   01/01/2009                             to  05/01/2009        9.531884          9.943183                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
  CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
  APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.290511         13.589774                0.0000
   01/01/2006                             to  12/31/2006       13.589774         14.280943           10,846.6764
   01/01/2007                             to  12/31/2007       14.280943         15.712352           10,569.3405
   01/01/2008                             to  12/31/2008       15.712352          8.859768           11,270.2803
   01/01/2009                             to  05/01/2009        8.859768          8.417992                0.0000
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       13.106044         12.959146        1,627,402.4101
   01/01/2011                             to  12/31/2011       12.959146         12.741288        1,805,584.4448
   01/01/2012                             to  12/31/2012       12.741288         12.525341        2,141,650.9088
   01/01/2013                             to  12/31/2013       12.525341         12.314202        1,866,587.6975
   01/01/2014                             to  12/31/2014       12.314202         12.106622        1,415,311.1042
=============                            ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
  MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.459409         12.499043           12,941.4514
   01/01/2006                             to  12/31/2006       12.499043         12.858472          170,548.1893
   01/01/2007                             to  12/31/2007       12.858472         13.261334          397,913.9169
   01/01/2008                             to  12/31/2008       13.261334         13.376708        1,698,927.0095
   01/01/2009                             to  12/31/2009       13.376708         13.180631        1,392,381.2100
   01/01/2010                             to  04/30/2010       13.180631         13.107875                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.620237         14.868470              833.4934
  01/01/2006    to  12/31/2006       14.868470         16.609522           69,350.1006
  01/01/2007    to  12/31/2007       16.609522         16.629420          122,970.1399
  01/01/2008    to  12/31/2008       16.629420          9.459891          100,859.4922
  01/01/2009    to  12/31/2009        9.459891         13.043583           95,959.8000
  01/01/2010    to  12/31/2010       13.043583         14.447742           73,975.0631
  01/01/2011    to  04/29/2011       14.447742         15.259152                0.0000
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       12.072256          7.990082          292,256.0005
  01/01/2009    to  12/31/2009        7.990082         10.963262          831,254.3000
  01/01/2010    to  12/31/2010       10.963262         11.998016        1,458,426.4624
  01/01/2011    to  12/31/2011       11.998016         11.822340        2,559,484.1859
  01/01/2012    to  12/31/2012       11.822340         13.430120        3,221,179.2894
  01/01/2013    to  12/31/2013       13.430120         18.053842        3,128,977.8457
  01/01/2014    to  12/31/2014       18.053842         19.301419        2,756,979.6763
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.648419          4.763708                0.0000
  01/01/2006    to  12/31/2006        4.763708          4.806551           28,954.3044
  01/01/2007    to  12/31/2007        4.806551          5.511531           54,894.4226
  01/01/2008    to  04/25/2008        5.511531          5.254055                0.0000
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       22.100194         27.179728           41,825.3200
  01/01/2010    to  12/31/2010       27.179728         33.992770          141,827.6529
  01/01/2011    to  12/31/2011       33.992770         33.534123          217,694.9693
  01/01/2012    to  12/31/2012       33.534123         37.669739          244,439.1083
  01/01/2013    to  12/31/2013       37.669739         52.102864          209,576.1472
  01/01/2014    to  12/31/2014       52.102864         53.018371          196,719.3970
============   ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.696757         14.214541          227,063.8400
  01/01/2010    to  12/31/2010       14.214541         17.132004          373,050.9480
  01/01/2011    to  12/31/2011       17.132004         14.106174          427,578.2771
  01/01/2012    to  12/31/2012       14.106174         16.350037          413,611.1607
  01/01/2013    to  12/31/2013       16.350037         20.511410          386,238.2250
  01/01/2014    to  12/31/2014       20.511410         18.815620          408,589.7095
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       40.089763         42.982421           14,062.9850
  01/01/2007    to  12/31/2007       42.982421         44.018588           42,352.7842
  01/01/2008    to  12/31/2008       44.018588         33.619593           52,824.2790
  01/01/2009    to  12/31/2009       33.619593         39.120980          107,701.6700
  01/01/2010    to  12/31/2010       39.120980         42.256587          117,193.3296
  01/01/2011    to  12/31/2011       42.256587         42.462401          127,348.4739
  01/01/2012    to  12/31/2012       42.462401         46.485824          142,286.0803
  01/01/2013    to  12/31/2013       46.485824         54.273883          220,608.3445
  01/01/2014    to  12/31/2014       54.273883         57.851232          213,812.2584
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       23.423769         23.763993              146.5235
  01/01/2006    to  04/30/2006       23.763993         24.469359            8,498.5302
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       13.046611         13.241303            1,100.3751
  01/01/2006    to  12/31/2006       13.241303         15.795801           73,177.7445
  01/01/2007    to  12/31/2007       15.795801         16.714248          306,901.3947
  01/01/2008    to  12/31/2008       16.714248         11.086725          593,641.6225
  01/01/2009    to  12/31/2009       11.086725         13.169142        1,061,523.6500
  01/01/2010    to  12/31/2010       13.169142         14.426425        1,553,931.3456
  01/01/2011    to  12/31/2011       14.426425         14.304579        1,581,089.0052
  01/01/2012    to  12/31/2012       14.304579         16.403724        1,559,922.7434
  01/01/2013    to  12/31/2013       16.403724         21.889920        1,632,735.6918
  01/01/2014    to  12/31/2014       21.889920         23.847078        1,495,933.6522
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES TRUST
- EQUITY INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       19.131635         19.594244            2,499.3463
  01/01/2006    to  04/30/2006       19.594244         20.527964           18,817.4384
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.538666         21.098810           30,450.4365
  01/01/2007    to  12/31/2007       21.098810         21.589345           60,304.7462
  01/01/2008    to  12/31/2008       21.589345         12.945127           82,907.4082
  01/01/2009    to  12/31/2009       12.945127         15.490644           90,084.6200
  01/01/2010    to  12/31/2010       15.490644         17.430240          131,041.2812
  01/01/2011    to  12/31/2011       17.430240         16.066030          144,789.2278
  01/01/2012    to  12/31/2012       16.066030         18.265115          146,841.9775
  01/01/2013    to  04/26/2013       18.265115         20.099175                0.0000
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.998137          6.586494         111,623.3220
   01/01/2009                             to  12/31/2009        6.586494          8.086847         690,214.1300
   01/01/2010                             to  12/31/2010        8.086847          8.827011       1,271,345.0783
   01/01/2011                             to  12/31/2011        8.827011          8.631059       1,592,444.3510
   01/01/2012                             to  12/31/2012        8.631059          9.665608       1,557,301.1903
   01/01/2013                             to  04/26/2013        9.665608         10.577718               0.0000
=============                            ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       17.699661         16.421067          56,676.5754
   01/01/2012                             to  12/31/2012       16.421067         17.717307          79,652.3584
   01/01/2013                             to  12/31/2013       17.717307         24.070792       1,109,746.2429
   01/01/2014                             to  12/31/2014       24.070792         23.593914       1,008,348.0520
=============                            ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
  (CLASS A))
   11/07/2005                             to  12/31/2005       10.391377         10.854367           8,807.0475
   01/01/2006                             to  12/31/2006       10.854367         12.012083         104,569.8671
   01/01/2007                             to  04/27/2007       12.012083         13.255725               0.0000
=============                            ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.383853         15.392789         374,767.7420
   01/01/2008                             to  12/31/2008       15.392789          9.336585         769,758.8095
   01/01/2009                             to  12/31/2009        9.336585         12.553632       1,002,401.4100
   01/01/2010                             to  12/31/2010       12.553632         15.163466       1,231,643.3428
   01/01/2011                             to  12/31/2011       15.163466         14.121784       1,374,337.4934
   01/01/2012                             to  12/31/2012       14.121784         14.616294       1,365,125.1605
   01/01/2013                             to  04/26/2013       14.616294         15.832980               0.0000
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.892997          8.686068       1,506,897.0313
   01/01/2014                             to  12/31/2014        8.686068          9.293357       1,710,456.3037
=============                            ==== ==========       =========         =========       ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.374290          5.955652       1,597,289.0014
   01/01/2012                             to  12/31/2012        5.955652          6.564241       1,581,301.5525
   01/01/2013                             to  04/26/2013        6.564241          6.857823               0.0000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.677194          9.639530         170,859.8525
  01/01/2009    to  12/31/2009        9.639530         13.138503         251,676.3600
  01/01/2010    to  12/31/2010       13.138503         17.394664         228,732.2544
  01/01/2011    to  12/31/2011       17.394664         17.349531         182,229.0149
  01/01/2012    to  12/31/2012       17.349531         19.768971         169,173.6178
  01/01/2013    to  12/31/2013       19.768971         28.021014         133,977.0989
  01/01/2014    to  12/31/2014       28.021014         29.379681         117,949.8084
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.453672         16.050403         179,183.4243
  01/01/2007    to  12/31/2007       16.050403         16.465483         329,661.9866
  01/01/2008    to  12/31/2008       16.465483         16.128934         455,922.9989
  01/01/2009    to  12/31/2009       16.128934         16.544054         463,632.1800
  01/01/2010    to  12/31/2010       16.544054         17.210358         445,146.9969
  01/01/2011    to  12/31/2011       17.210358         17.853200         519,446.1458
  01/01/2012    to  12/31/2012       17.853200         18.324873         504,945.8324
  01/01/2013    to  12/31/2013       18.324873         17.909833         427,675.4172
  01/01/2014    to  12/31/2014       17.909833         18.129996         403,817.9467
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       20.122972         20.680265             167.1526
  01/01/2006    to  04/30/2006       20.680265         19.906969           4,540.0111
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       15.077559         15.266382           1,528.6863
  01/01/2006    to  04/30/2006       15.266382         15.094454               0.0000
============   ==== ==========       =========         =========         ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       37.090812         22.881136         233,748.3162
  01/01/2009    to  12/31/2009       22.881136         29.691087         407,591.1900
  01/01/2010    to  12/31/2010       29.691087         32.693710         539,441.0105
  01/01/2011    to  12/31/2011       32.693710         30.846989         686,630.7424
  01/01/2012    to  12/31/2012       30.846989         34.224779         701,829.4179
  01/01/2013    to  12/31/2013       34.224779         44.987652         603,427.4825
  01/01/2014    to  12/31/2014       44.987652         48.933133         541,444.3960
============   ==== ==========       =========         =========         ============


DISCONTINUED INVESTMENT PORTFOLIOS


The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (formerly Legg Mason ClearBridge Variable

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Fundamental Value Portfolio) (closed April 28, 2008); Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008); Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011); and Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011); (b) Metropolitan Series Fund: T. Rowe Price Small Cap Growth Portfolio (Class B) (closed May 4, 2009); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed April 30, 2012); (d) Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B) (closed April 29, 2013); (d) Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A) and Met Investors Series
Trust: T. Rowe Price Large Cap Value Portfolio (Class E) (Closed April 28,
2014).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, Capital Appreciation Fund merged into Janus Capital Appreciation Portfolio (Class A) of Met Investors Series Trust.


Effective as of May 1, 2006, the following investment portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Metropolitan Series Fund; Federated High Yield Portfolio merged into Federated High Yield Portfolio (Class A) of Met Investors Series Trust; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Metropolitan Series Fund; Mercury Large Cap Core Portfolio merged into Mercury Large-Cap Core Portfolio (Class A) of Met Investors Series Trust; MFS (Reg. TM) Total Return Portfolio merged into MFS (Reg. TM) Total Return Portfolio (Class F) of Metropolitan Series Fund; MFS (Reg. TM) Value Portfolio merged into MFS (Reg.
TM) Value Portfolio (Class A) of Met Investors Series Trust; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Met Investors Series Trust; Pioneer Mid Cap Value Portfolio merged into Pioneer Mid-Cap Value Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Growth Portfolio merged into Met/AIM Small Cap Growth Portfolio (Class A) of Met Investors Series Trust; Style Focus Series: Small Cap Value Portfolio merged into Dreman Small-Cap Value Portfolio (Class A) of Met Investors Series Trust; Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Metropolitan Series Fund; and U.S. Government Securities Portfolio merged into Western Asset Management U.S. Government Portfolio (Class
A) of Metropolitan Series Fund


Effective as of May 1, 2006, Franklin Templeton Variable Insurance Products
Trust: Mutual Shares Securities Fund (Class 2) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2006, Metropolitan Series Fund: Western Asset Management U.S. Government Portfolio (Class B) was exchanged for Metropolitan Series Fund:
Western Asset Management U.S. Government Portfolio (Class A).


Effective as of November 13, 2006, Lazard Retirement Series, Inc.: Lazard Retirement Small Cap Portfolio (Service Shares) was replaced with Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class B).


Effective as of April 30, 2007, Met Investors Series Trust: BlackRock Large-Cap Core Portfolio (Class A) was exchanged for Met Investors Series Trust:
BlackRock Large-Cap Core Portfolio (Class E).


Effective as of April 30, 2007, Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of November 12, 2007, Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value (single share class) merged into Legg Mason Partners Variable Appreciation Portfolio (Class II).


Effective as of April 28, 2008, Van Kampen Life Investment Trust: Van Kampen LIT Strategic Growth Portfolio (Class II) was replaced with Metropolitan Series
Fund: Jennison Growth Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 28, 2008, Met Investors Series Trust: MFS (Reg. TM) Value Portfolio (Class A) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A).


Effective as of November 10, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Met Investors Series Trust: MFS (Reg. TM) Emerging Markets Equity Portfolio (Class B).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A); and Metropolitan Series
Fund: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Metropolitan Series Fund: BlackRock Money Market Portfolio (Class E).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008) was replaced with Metropolitan Series Fund: Davis Venture Value Portfolio (Class A).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) (closed April 28, 2008) merged into Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed May 1, 2011).


Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Metropolitan Series Fund: Neuberger Berman Mid Cap Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Mid Cap Value Portfolio (Class B).


Effective as of April 29, 2013:


o Metropolitan Series Fund: FI Value Leaders Portfolio (Class D) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class A);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  A);


o Met Investors Series Trust: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B); and


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class B) (closed efective April 29, 2013).


Effective as of April 28, 2014:


Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
A) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
ClearBridge Aggressive Growth Portfolio (Class A).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)


American Funds Insurance Series (Reg. TM) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)



Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolio is available under the contract:


TEMPLETON FOREIGN VIP FUND



INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.


LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)



Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser and ClearBridge Investments, LLC is the subadviser to each portfolio. The following Class I portfolios are available under the contract:



CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO



INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term capital appreciation.



CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.


CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)



Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:



WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO


SUBADVISERS: Western Asset Management Company; Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.


INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.

MET INVESTORS SERIES TRUST


MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife USA, is the investment manager of Met Investors Series Trust. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.



CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (CLASS B)



SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS A)


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO COMSTOCK PORTFOLIO (CLASS B)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.



INVESCO MID CAP VALUE PORTFOLIO (CLASS B)



SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A)


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN SMALL CAP VALUE PORTFOLIO (CLASS A)


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.


MET/EATON VANCE FLOATING RATE PORTFOLIO (CLASS B)


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.



METLIFE SMALL CAP VALUE PORTFOLIO (CLASS B) (formerly Third Avenue Small Cap Value Portfolio)


SUBADVISERS: Delaware Investments Fund Advisers and Wells Capital Management Incorporated


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Morgan Stanley Investment Management Inc.


INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO (CLASS B)


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.



WMC LARGE CAP RESEARCH PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK CAPITAL APPRECIATION PORTFOLIO (CLASS A)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP CORE PORTFOLIO (CLASS B)


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Core Portfolio seeks long-term capital growth from investments in common stocks or other equity securities.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS A)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS A)


SUBADVISER: Wellington Management Company LLP



INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.

APPENDIX C

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus III rider.) Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue
Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS III


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP - GMIB PLUS III


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional

Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus III rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]






(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - GMIB PLUS III


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


   (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
      $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through J are for the Principal Guarantee.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee riders) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Principal Guarantee and Principal Guarantee Value riders) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
 $5,000        $5,000    $100,000      $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





E.   Principal Guarantee - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the remaining Account Value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the Account Value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the Account Value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.


F. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would increase to $5,250.


G.   Principal Guarantee - How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be

     $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $12,000 - $1,000 = $87,000.
     Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the Account Value had increased to $150,000, the Account Value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.


H. Principal Guarantee - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent Purchase Payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $93,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


I.   Principal Guarantee - Putting It All Together


     1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary


An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth Contract Year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
      0             0     100000
      0             0      73000
      0             0      52750
  10000         10000    37562.5
  10000         20000   26171.88
  10000         30000   17628.91
  10000         40000   11221.68
  10000         50000    6416.26
  10000         60000   2812.195
  10000         70000   109.1461
  10000         80000          0
  10000         90000          0
  10000        100000          0

  2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary


An initial Purchase Payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account
Payment   Withdrawals   Balance
   5000          5000     100000
   5000         10000      73000
   5000         15000      52750
   5000         20000    37562.5
   5000         25000   26171.88
   5000         30000   17628.91
   5000         35000   11221.68
   5000         40000    6416.26
   5000         45000   2812.195
   5000         50000   109.1461
   5000         55000          0
   5000         60000          0
   5000         65000          0
   5000         70000          0
   5000         75000          0
   5000         80000          0
   5000         85000          0
   5000         90000          0
   5000         95000          0
   5000        100000          0



  3.   When Annual Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account   Benefit
Payment   Withdrawals   Balance   Base
      0             0    100000    100000
   5000          5000     95000     95000
   5000          5000     68000     90000
   5000         50000     50000     85000
   5000         10000     40000     40000
   2000          2000     38000     38000
   2000          2000     36000     36000
   2000          2000     34000     34000
   2000          2000     32000     32000
   2000          2000     30000     30000
   2000          2000     28000     28000
   2000          2000     26000     26000
   2000          2000     24000     24000
   2000          2000     22000     22000
   2000          2000     20000     20000
   2000          2000     18000     18000
   2000          2000     16000     16000
   2000          2000     14000     14000
   2000          2000     12000     12000



J. Principal Guarantee - How the Optional Reset Works (may be elected prior to the Owner's 86th birthday)


Assume that a contract had an initial Purchase Payment of $100,000 and the GWB charge is .50%.The initial Account Value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).


Assume the Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.


Assume the Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.


Assume the Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Contract
Payment   Withdrawals   Value
   5000          5000    1000000
   5000         10000     125000
   5000         15000     130000
 7417.5       22417.5     148350
 7417.5         29835     185000
 7407.5       37252.5     195000
8992.95      46245.45     179589
8992.95       55238.4     210000
8992.95      64231.35     223000
14129.1      78360.45     282582
14129.1      92489.55     270000
14129.1     106618.65     278000
                          315000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2015              $100,000
   B    Account Value                                  9/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2017              $  9,000
   G    Percentage Reduction in Account                9/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2017              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2015              $100,000
   B    Account Value                                       9/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2017              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2017              $  9,000
   G    Percentage Reduction in Account                     9/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2017              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2015             $100,000
    B    Account Value                           9/1/2016 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2016             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2016             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2016          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2017 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2017             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2017          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2017             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2017             $  9,000
    G    Percentage Reduction in Account                 9/2/2017                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2017             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2017          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2017          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2017             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2017 and 9/2/2017 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. (These examples use the annual increase rate for the Enhanced Death Benefit II rider, 5%. If a contract was issued with certain versions of the Enhanced Death Benefit I rider, the annual increase rate is 6% instead of 5%. See "Death Benefit - Description of Enhanced Death Benefit I.") Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the

  Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES - ENHANCED DEATH BENEFIT II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:



 (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)

     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                         METLIFE INSURANCE COMPANY USA


                             MARQUIS PORTFOLIOS/SM/

             (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 842-9325.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.



MARQUIS PORTFOLIOS IS A SERVICE MARK OF MORGAN STANLEY SMITH BARNEY HOLDINGS LLC AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.




SAI-0515USAMARQUIS
                                       1

TABLE OF CONTENTS                           PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
LEGAL OR REGULATORY RESTRICTIONS ON
TRANSACTIONS............................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    80

COMPANY


MetLife USA is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA ("MetLife USA"). Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the

Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2014             $463,545,565             $0
2013             $456,083,088             $0
2012             $689,121,186             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2014 ranged from $80 to $10,765,657.* The amount of commissions paid to selected selling firms during 2014 ranged from $0 to $45,412,894. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2014 ranged from $17 to $46,626,452.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, and MetLife Investors USA Insurance Company. (On November 14 2014, following the close of business MetLife Investors Insurance Company and MetLife Investors USA Insurance Company merged into MetLife USA.)


The following list sets forth the names of selling firms that received additional compensation in 2014 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


AIG Advisory Group, Inc.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.

Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
Essex National Securities, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial LLC

Merrill Lynch, Inc.

Morgan Stanley Smith Barney, LLC

National Planning Corporation
NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.

ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.

RBC Wealth Management

Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.

U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.

Voya Financial Partners, LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors, LLC



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of an Enhanced Death Benefit, GMIB, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite

Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.





LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000



(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $53,000 or 25% of an employee's compensation for 2015.



FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.758491        20.880809        3,079.4063
  01/01/2006    to  12/31/2006       20.880809        24.674348      221,748.9153
  01/01/2007    to  12/31/2007       24.674348        27.802126      557,663.2479
  01/01/2008    to  12/31/2008       27.802126        16.805311      813,745.3461
  01/01/2009    to  12/31/2009       16.805311        23.464680      772,738.7600
  01/01/2010    to  12/31/2010       23.464680        25.727692      751,223.5838
  01/01/2011    to  12/31/2011       25.727692        23.001092      674,424.0632
  01/01/2012    to  12/31/2012       23.001092        27.657611      587,637.2650
  01/01/2013    to  12/31/2013       27.657611        35.055334      516,251.1168
  01/01/2014    to  12/31/2014       35.055334        35.191175      461,932.2223
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      125.651534       131.467481        1,989.4762
  01/01/2006    to  12/31/2006      131.467481       142.180426       91,791.1800
  01/01/2007    to  12/31/2007      142.180426       156.715027      218,914.3639
  01/01/2008    to  12/31/2008      156.715027        86.145422      303,016.8978
  01/01/2009    to  12/31/2009       86.145422       117.836890      346,962.7500
  01/01/2010    to  12/31/2010      117.836890       137.219804      340,892.7018
  01/01/2011    to  12/31/2011      137.219804       128.883812      311,453.4775
  01/01/2012    to  12/31/2012      128.883812       149.068839      282,016.4665
  01/01/2013    to  12/31/2013      149.068839       190.293190      248,356.2688
  01/01/2014    to  12/31/2014      190.293190       202.599093      215,988.0573
============   ==== ==========      ==========       ==========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       88.736896        91.432065             694.1461
  01/01/2006    to  12/31/2006       91.432065       103.355634          88,920.0564
  01/01/2007    to  12/31/2007      103.355634       106.513412         234,576.4593
  01/01/2008    to  12/31/2008      106.513412        64.948137         297,107.8143
  01/01/2009    to  12/31/2009       64.948137        83.634466         322,631.5000
  01/01/2010    to  12/31/2010       83.634466        91.438317         318,190.8423
  01/01/2011    to  12/31/2011       91.438317        88.078960         294,722.1646
  01/01/2012    to  12/31/2012       88.078960       101.520096         266,098.5053
  01/01/2013    to  12/31/2013      101.520096       132.979921         227,492.2933
  01/01/2014    to  12/31/2014      132.979921       144.352950         196,385.3734
============   ==== ==========      ==========       ==========       ==============
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       25.254168        26.401647           2,290.8714
  01/01/2006    to  12/31/2006       26.401647        31.461861         257,503.4795
  01/01/2007    to  12/31/2007       31.461861        35.637761         646,892.6950
  01/01/2008    to  12/31/2008       35.637761        20.846211         910,161.7584
  01/01/2009    to  12/31/2009       20.846211        28.030542         972,560.0900
  01/01/2010    to  12/31/2010       28.030542        29.815510       1,001,915.3471
  01/01/2011    to  12/31/2011       29.815510        26.143938         903,204.8016
  01/01/2012    to  12/31/2012       26.143938        30.326110         900,738.1147
  01/01/2013    to  12/31/2013       30.326110        36.590677         806,871.9357
  01/01/2014    to  12/31/2014       36.590677        31.905234         766,372.4277
============   ==== ==========      ==========       ==========       ==============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.202863        12.523278           5,576.1169
  01/01/2006    to  12/31/2006       12.523278        13.368420         662,622.7655
  01/01/2007    to  12/31/2007       13.368420        13.312838         960,672.1318
  01/01/2008    to  12/31/2008       13.312838         7.783649       1,021,700.5794
  01/01/2009    to  12/31/2009        7.783649        10.277139         997,620.9900
  01/01/2010    to  12/31/2010       10.277139        12.605874         880,801.4030
  01/01/2011    to  12/31/2011       12.605874        12.674697         692,638.7594
  01/01/2012    to  12/31/2012       12.674697        14.763175         558,492.7944
  01/01/2013    to  12/31/2013       14.763175        21.406789         485,164.1014
  01/01/2014    to  12/31/2014       21.406789        25.287637         384,923.1084
============   ==== ==========      ==========       ==========       ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       26.145487        26.367233            0.0000
  01/01/2006    to  12/31/2006       26.367233        29.700698      124,383.3077
  01/01/2007    to  12/31/2007       29.700698        31.593728      203,747.5661
  01/01/2008    to  12/31/2008       31.593728        21.910820      184,585.5565
  01/01/2009    to  12/31/2009       21.910820        26.252994      183,475.0800
  01/01/2010    to  12/31/2010       26.252994        29.011492      172,671.7855
  01/01/2011    to  12/31/2011       29.011492        29.207889      157,966.6898
  01/01/2012    to  12/31/2012       29.207889        33.225792      134,079.4810
  01/01/2013    to  12/31/2013       33.225792        42.381163      138,155.2970
  01/01/2014    to  12/31/2014       42.381163        46.154871      122,760.2888
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.190561        14.384162            0.0000
  01/01/2006    to  12/31/2006       14.384162        15.846443       13,979.9069
  01/01/2007    to  11/12/2007       15.846443        16.102074            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.332669        16.293538       32,515.6585
  01/01/2008    to  12/31/2008       16.293538        11.279715       16,128.8730
  01/01/2009    to  05/01/2009       11.279715        11.031052            0.0000
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011       11.098635        10.889373      295,307.1966
  01/01/2012    to  12/31/2012       10.889373        12.201042      184,373.0572
  01/01/2013    to  12/31/2013       12.201042        15.077007      169,786.1177
  01/01/2014    to  12/31/2014       15.077007        16.806938      144,187.4989
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.984456         8.046757            0.0000
  01/01/2006    to  12/31/2006        8.046757         9.311602       81,927.9680
  01/01/2007    to  12/31/2007        9.311602         9.724975      164,893.6510
  01/01/2008    to  12/31/2008        9.724975         6.814072      212,232.9350
  01/01/2009    to  12/31/2009        6.814072         8.161996      206,201.9200
  01/01/2010    to  12/31/2010        8.161996         8.961654      190,701.8214
  01/01/2011    to  04/29/2011        8.961654         9.726443            0.0000
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.070671        13.226756        1,646.1981
  01/01/2006    to  12/31/2006       13.226756        13.574951      147,175.9441
  01/01/2007    to  12/31/2007       13.574951        14.024911      233,695.3764
  01/01/2008    to  12/31/2008       14.024911         8.628575      188,561.0045
  01/01/2009    to  12/31/2009        8.628575        12.054244      160,639.3400
  01/01/2010    to  12/31/2010       12.054244        12.990464      127,360.5313
  01/01/2011    to  12/31/2011       12.990464        12.663535       94,074.1478
  01/01/2012    to  12/31/2012       12.663535        14.951993       64,058.4434
  01/01/2013    to  12/31/2013       14.951993        20.224450       54,475.3276
  01/01/2014    to  12/31/2014       20.224450        22.620186       40,607.9795
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.691874        14.056766        3,572.2125
  01/01/2006    to  12/31/2006       14.056766        16.311456       88,004.6656
  01/01/2007    to  12/31/2007       16.311456        16.627079      131,964.4746
  01/01/2008    to  12/31/2008       16.627079        10.501683       46,106.8142
  01/01/2009    to  12/31/2009       10.501683        12.828591       50,299.4600
  01/01/2010    to  12/31/2010       12.828591        13.778564       44,921.2925
  01/01/2011    to  12/31/2011       13.778564        14.189365       42,986.4967
  01/01/2012    to  12/31/2012       14.189365        16.218621       37,711.8924
  01/01/2013    to  12/31/2013       16.218621        21.064666       38,951.2439
  01/01/2014    to  12/31/2014       21.064666        23.088152       48,481.0261
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.432759        11.796075        1,372.5987
  01/01/2006    to  12/31/2006       11.796075        13.052421       79,292.6138
  01/01/2007    to  12/31/2007       13.052421        14.087358      173,692.6033
  01/01/2008    to  12/31/2008       14.087358         8.194524      205,373.4169
  01/01/2009    to  12/31/2009        8.194524        11.479470      215,992.5400
  01/01/2010    to  12/31/2010       11.479470        14.100105      191,648.3953
  01/01/2011    to  12/31/2011       14.100105        14.027092      180,727.1022
  01/01/2012    to  12/31/2012       14.027092        16.435373      202,209.2516
  01/01/2013    to  12/31/2013       16.435373        23.713750      222,812.3085
  01/01/2014    to  12/31/2014       23.713750        24.216298      189,081.9659
============   ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.585841        14.756821        1,469.7322
  01/01/2006    to  12/31/2006       14.756821        16.020895      153,970.7061
  01/01/2007    to  12/31/2007       16.020895        15.707349      313,620.6894
  01/01/2008    to  12/31/2008       15.707349        10.660555      248,810.5475
  01/01/2009    to  12/31/2009       10.660555        16.271292      221,749.9100
  01/01/2010    to  12/31/2010       16.271292        18.347337      211,149.0673
  01/01/2011    to  12/31/2011       18.347337        18.311099      185,836.2569
  01/01/2012    to  12/31/2012       18.311099        21.257309      159,282.6649
  01/01/2013    to  12/31/2013       21.257309        22.164985      162,633.4127
  01/01/2014    to  12/31/2014       22.164985        21.497170      157,746.4400
============   ==== ==========       =========        =========      ============
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       14.895600        15.110984        1,493.6472
  01/01/2006    to  12/31/2006       15.110984        16.282495       92,249.7626
  01/01/2007    to  12/31/2007       16.282495        16.405357      164,092.5964
  01/01/2008    to  12/31/2008       16.405357        12.200088      213,329.1827
  01/01/2009    to  12/31/2009       12.200088        17.620433      271,176.1100
  01/01/2010    to  12/31/2010       17.620433        20.073050      282,672.9737
  01/01/2011    to  12/31/2011       20.073050        20.188755      319,259.1923
  01/01/2012    to  12/31/2012       20.188755        23.133877      291,328.4432
  01/01/2013    to  12/31/2013       23.133877        24.914825      263,267.8136
  01/01/2014    to  12/31/2014       24.914825        25.279720      240,868.8457
============   ==== ==========       =========        =========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.506330         9.729598        1,271.1132
  01/01/2006    to  12/31/2006        9.729598        10.907149       44,105.4030
  01/01/2007    to  04/27/2007       10.907149        11.425737            0.0000
============   ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.301972        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
  01/01/2010    to  12/31/2010       12.107964        13.793766      1,196,279.0948
  01/01/2011    to  12/31/2011       13.793766        12.778545      1,191,729.0761
  01/01/2012    to  12/31/2012       12.778545        15.795183      1,103,759.1087
  01/01/2013    to  12/31/2013       15.795183        16.047387      1,071,660.2910
  01/01/2014    to  12/31/2014       16.047387        17.834403      1,026,274.2803
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014      170.935993       191.950300         37,796.5920
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005      102.386075       106.285801              0.0000
  01/01/2006    to  12/31/2006      106.285801       107.498259          4,519.9312
  01/01/2007    to  12/31/2007      107.498259       137.593950         21,669.1635
  01/01/2008    to  12/31/2008      137.593950        78.491928         47,433.5483
  01/01/2009    to  12/31/2009       78.491928       110.294307         56,136.6000
  01/01/2010    to  12/31/2010      110.294307       118.697253         64,433.4807
  01/01/2011    to  12/31/2011      118.697253       107.937091         60,024.5830
  01/01/2012    to  12/31/2012      107.937091       130.077675         54,788.5826
  01/01/2013    to  12/31/2013      130.077675       164.786068         46,328.8504
  01/01/2014    to  04/25/2014      164.786068       171.449840              0.0000
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        8.068179         7.288773      1,533,710.7806
  01/01/2012    to  12/31/2012        7.288773         8.474367      1,469,170.0876
  01/01/2013    to  12/31/2013        8.474367        12.106716      1,954,796.9919
  01/01/2014    to  12/31/2014       12.106716        14.123147      2,009,624.9772
============   ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282        10.616793         14,518.9346
  01/01/2006    to  12/31/2006       10.616793        11.103240        778,942.9631
  01/01/2007    to  12/31/2007       11.103240        10.249680        927,582.9383
  01/01/2008    to  12/31/2008       10.249680         4.563760        808,067.6676
  01/01/2009    to  12/31/2009        4.563760         6.178104        826,513.6400
  01/01/2010    to  12/31/2010        6.178104         6.506516        802,120.6085
  01/01/2011    to  04/29/2011        6.506516         6.907176              0.0000
============   ==== ==========      ==========       ==========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.356568        15.605577          67,457.8200
  01/01/2010    to  12/31/2010       15.605577        17.865106         231,597.2597
  01/01/2011    to  12/31/2011       17.865106        15.077847         256,378.7710
  01/01/2012    to  12/31/2012       15.077847        19.152605         289,540.9132
  01/01/2013    to  12/31/2013       19.152605        24.580790         323,960.3613
  01/01/2014    to  12/31/2014       24.580790        22.786082         314,159.0306
============   ==== ==========       =========        =========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.118414        10.440811          81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440         287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762         619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498         777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604       1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604        10.012092       1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092         9.680265       1,192,582.7872
  01/01/2012    to  12/31/2012        9.680265        11.256169       1,085,759.6272
  01/01/2013    to  12/31/2013       11.256169        14.953317         962,441.7649
  01/01/2014    to  12/31/2014       14.953317        16.038166         935,688.5139
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.260893        24.023201           4,164.8000
  01/01/2006    to  12/31/2006       24.023201        26.442352         160,244.6067
  01/01/2007    to  12/31/2007       26.442352        26.097552         292,385.6989
  01/01/2008    to  12/31/2008       26.097552        15.676272         387,389.9873
  01/01/2009    to  12/31/2009       15.676272        19.462534         495,079.9700
  01/01/2010    to  12/31/2010       19.462534        23.971421         500,558.9013
  01/01/2011    to  12/31/2011       23.971421        22.651279         503,987.0530
  01/01/2012    to  12/31/2012       22.651279        25.488970         490,973.4236
  01/01/2013    to  12/31/2013       25.488970        32.588543         470,706.4370
  01/01/2014    to  12/31/2014       32.588543        35.058664         441,778.5653
============   ==== ==========       =========        =========       ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       22.004100        23.532476           6,903.0226
  01/01/2011    to  12/31/2011       23.532476        21.549327          25,422.6947
  01/01/2012    to  04/27/2012       21.549327        23.791588               0.0000
============   ==== ==========       =========        =========       ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.495640        14.381715       73,885.1490
  01/01/2007    to  12/31/2007       14.381715        15.718502      164,613.5858
  01/01/2008    to  12/31/2008       15.718502         9.468269      229,877.7040
  01/01/2009    to  12/31/2009        9.468269        12.468259      274,592.6500
  01/01/2010    to  12/31/2010       12.468259        15.472263      241,329.8585
  01/01/2011    to  12/31/2011       15.472263        15.053184      238,261.1956
  01/01/2012    to  12/31/2012       15.053184        17.502040      232,881.6894
  01/01/2013    to  12/31/2013       17.502040        24.134117      228,007.6947
  01/01/2014    to  12/31/2014       24.134117        25.617408      214,069.0280
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.141844        11.386816        1,147.5438
  01/01/2006    to  04/30/2006       11.386816        13.005202       38,622.0901
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.953821        11.206672        1,164.0636
  01/01/2006    to  12/31/2006       11.206672        13.661019      112,726.5245
  01/01/2007    to  12/31/2007       13.661019        13.272278      319,793.0464
  01/01/2008    to  12/31/2008       13.272278         9.737326      417,786.4167
  01/01/2009    to  12/31/2009        9.737326        12.333487      487,106.5100
  01/01/2010    to  12/31/2010       12.333487        14.465316      473,100.5466
  01/01/2011    to  12/31/2011       14.465316        12.757050      460,766.5096
  01/01/2012    to  12/31/2012       12.757050        14.475439      445,608.4811
  01/01/2013    to  12/31/2013       14.475439        18.925669      385,059.6845
  01/01/2014    to  12/31/2014       18.925669        19.434324      358,046.4743
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191       49,027.1917
  01/01/2011    to  12/31/2011       10.188191        10.197595      244,905.6364
  01/01/2012    to  12/31/2012       10.197595        10.738104      301,208.4937
  01/01/2013    to  12/31/2013       10.738104        10.940191      436,372.2187
  01/01/2014    to  12/31/2014       10.940191        10.813302      367,374.6625
============   ==== ==========       =========        =========      ============

                                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   11/13/2006                             to  12/31/2006       17.398468        17.775216        1,771,398.0074
   01/01/2007                             to  12/31/2007       17.775216        16.911972        1,570,748.0957
   01/01/2008                             to  12/31/2008       16.911972        11.644231        1,420,010.1661
   01/01/2009                             to  12/31/2009       11.644231        14.447080        1,421,514.0300
   01/01/2010                             to  12/31/2010       14.447080        16.995902        1,385,790.3624
   01/01/2011                             to  12/31/2011       16.995902        15.178255        1,244,939.9329
   01/01/2012                             to  12/31/2012       15.178255        17.569665        1,102,051.2136
   01/01/2013                             to  12/31/2013       17.569665        22.832759          968,971.6880
   01/01/2014                             to  12/31/2014       22.832759        22.787306          837,799.4538
=============                            ==== ==========       =========        =========        ==============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD RETIREMENT
 SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       16.424556        16.644565                0.0000
   01/01/2006                             to  11/12/2006       16.644565        18.478805           22,001.1100
=============                            ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/10/2008                             to  12/31/2008        6.198346         6.107034        1,300,719.6577
   01/01/2009                             to  12/31/2009        6.107034        10.123524        1,462,628.7900
   01/01/2010                             to  12/31/2010       10.123524        12.282999        1,786,338.1089
   01/01/2011                             to  12/31/2011       12.282999         9.797930        2,024,954.4151
   01/01/2012                             to  12/31/2012        9.797930        11.429024        2,018,493.4298
   01/01/2013                             to  12/31/2013       11.429024        10.655323        1,926,858.6268
   01/01/2014                             to  12/31/2014       10.655323         9.772978        1,818,098.1317
=============                            ==== ==========       =========        =========        ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
   11/07/2005                             to  12/31/2005        9.288966        10.147893            2,540.5376
   01/01/2006                             to  12/31/2006       10.147893        12.754431          208,599.1356
   01/01/2007                             to  12/31/2007       12.754431        16.115132          512,017.6420
   01/01/2008                             to  11/07/2008       16.115132         7.821202                0.0000
=============                            ==== ==========       =========        =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.821093        12.543118        1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096        1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567        1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126        1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051        1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051        13.814584        1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584        12.102702        1,649,352.8241
  01/01/2012    to  12/31/2012       12.102702        13.857650        1,527,719.5204
  01/01/2013    to  12/31/2013       13.857650        16.215302        1,341,707.2310
  01/01/2014    to  12/31/2014       16.215302        14.804391        1,226,589.4498
============   ==== ==========       =========        =========        ==============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.541346         9.817470            4,359.0711
  01/01/2006    to  12/31/2006        9.817470        10.439521          221,538.8588
  01/01/2007    to  12/31/2007       10.439521        12.646959          575,200.4590
  01/01/2008    to  12/31/2008       12.646959         6.606944          882,952.9172
  01/01/2009    to  12/31/2009        6.606944        10.195361          871,158.2500
  01/01/2010    to  12/31/2010       10.195361        13.213459          821,808.7813
  01/01/2011    to  12/31/2011       13.213459        12.067792          681,312.9538
  01/01/2012    to  12/31/2012       12.067792        12.938420          720,579.1727
  01/01/2013    to  12/31/2013       12.938420        17.649102          675,638.2146
  01/01/2014    to  12/31/2014       17.649102        17.492524          608,474.2200
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.344457        23.232852           94,258.0068
  01/01/2014    to  12/31/2014       23.232852        23.283923           80,411.7985
============   ==== ==========       =========        =========        ==============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       13.205224        13.779215            2,644.2150
  01/01/2011    to  12/31/2011       13.779215        12.587852            8,926.8540
  01/01/2012    to  12/31/2012       12.587852        15.093237            7,024.3290
  01/01/2013    to  04/26/2013       15.093237        16.020201                0.0000
============   ==== ==========       =========        =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.048701        11.067004        1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283        1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895        2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292        2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680        2,750,405.7900
  01/01/2010    to  12/31/2010       12.538680        13.257567        2,994,793.5010
  01/01/2011    to  12/31/2011       13.257567        14.458039        3,078,403.6880
  01/01/2012    to  12/31/2012       14.458039        15.479838        3,053,907.5742
  01/01/2013    to  12/31/2013       15.479838        13.779703        2,664,983.4952
  01/01/2014    to  12/31/2014       13.779703        13.911521        2,396,248.0904
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.724941        11.902882        1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117        2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116        3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839        3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007        4,246,494.4100
  01/01/2010    to  12/31/2010       14.697007        15.598687        4,921,326.1826
  01/01/2011    to  12/31/2011       15.598687        15.791031        4,846,763.3064
  01/01/2012    to  12/31/2012       15.791031        16.928614        4,786,387.3779
  01/01/2013    to  12/31/2013       16.928614        16.291852        4,216,092.4431
  01/01/2014    to  12/31/2014       16.291852        16.655315        3,795,124.3934
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.880176        16.231036                0.0000
  01/01/2006    to  12/31/2006       16.231036        18.462493           22,642.6230
  01/01/2007    to  12/31/2007       18.462493        19.019704           37,942.5321
  01/01/2008    to  12/31/2008       19.019704        12.532984           55,360.2915
  01/01/2009    to  12/31/2009       12.532984        15.234267           60,547.8700
  01/01/2010    to  12/31/2010       15.234267        17.372551           55,494.9967
  01/01/2011    to  12/31/2011       17.372551        16.271069           56,608.0436
  01/01/2012    to  12/31/2012       16.271069        17.653890           50,412.1902
  01/01/2013    to  12/31/2013       17.653890        23.051162           45,404.2525
  01/01/2014    to  12/31/2014       23.051162        25.140864           40,812.9471
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.139935        11.154326           45,748.0600
  01/01/2010    to  12/31/2010       11.154326        12.262151          186,996.9260
  01/01/2011    to  12/31/2011       12.262151        12.447946          283,265.4430
  01/01/2012    to  12/31/2012       12.447946        13.611429          355,521.9008
  01/01/2013    to  12/31/2013       13.611429        13.543678          446,234.6113
  01/01/2014    to  12/31/2014       13.543678        13.879160          494,001.9468
============   ==== ==========       =========        =========        ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.444202        47.642491        838,033.3523
  01/01/2006    to  12/31/2006       47.642491        55.062455        832,858.1777
  01/01/2007    to  12/31/2007       55.062455        56.030982        787,206.9374
  01/01/2008    to  12/31/2008       56.030982        35.000443        743,454.8873
  01/01/2009    to  12/31/2009       35.000443        40.658099        726,750.6900
  01/01/2010    to  12/31/2010       40.658099        46.682755        675,431.4776
  01/01/2011    to  12/31/2011       46.682755        43.968920        619,361.2073
  01/01/2012    to  12/31/2012       43.968920        50.892669        553,995.3733
  01/01/2013    to  12/31/2013       50.892669        66.801095        507,078.7948
  01/01/2014    to  12/31/2014       66.801095        74.248500        473,196.1533
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.753610        19.417985            965.7159
  01/01/2006    to  04/30/2006       19.417985        20.743717         33,572.7123
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       40.546846        44.145325         59,850.8473
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE
 SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       28.557161        29.104170              0.0000
  01/01/2006    to  12/31/2006       29.104170        33.355847        122,069.1998
  01/01/2007    to  12/31/2007       33.355847        33.139675        174,970.8661
  01/01/2008    to  12/31/2008       33.139675        20.620846        155,322.4273
  01/01/2009    to  12/31/2009       20.620846        26.172703        153,057.1100
  01/01/2010    to  12/31/2010       26.172703        29.944517        131,036.3449
  01/01/2011    to  12/31/2011       29.944517        27.561428        113,866.1965
  01/01/2012    to  12/31/2012       27.561428        31.090346         86,808.1365
  01/01/2013    to  12/31/2013       31.090346        40.317742         79,541.0250
  01/01/2014    to  04/25/2014       40.317742        40.489617              0.0000
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.388989         7.966011      1,735,952.8900
  01/01/2010    to  12/31/2010        7.966011         9.979980      1,901,190.0442
  01/01/2011    to  12/31/2011        9.979980         9.631171      1,934,151.3471
  01/01/2012    to  12/31/2012        9.631171        10.741882      1,731,930.3601
  01/01/2013    to  12/31/2013       10.741882        14.395139      1,549,859.5897
  01/01/2014    to  12/31/2014       14.395139        15.928538      1,301,821.2878
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       11.330128        11.392363        136,625.5642
  01/01/2008    to  12/31/2008       11.392363         7.007876        155,327.2571
  01/01/2009    to  12/31/2009        7.007876         8.196067        175,676.0700
  01/01/2010    to  12/31/2010        8.196067         9.053513        195,405.3169
  01/01/2011    to  12/31/2011        9.053513         8.902107        220,668.6907
  01/01/2012    to  12/31/2012        8.902107         9.913350        213,429.0429
  01/01/2013    to  12/31/2013        9.913350        13.050433        210,776.9810
  01/01/2014    to  12/31/2014       13.050433        14.549356        168,582.9771
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       40.678866        42.236756         67,858.9791
  01/01/2007    to  12/31/2007       42.236756        43.976696        207,385.4741
  01/01/2008    to  12/31/2008       43.976696        41.606915        239,352.7017
  01/01/2009    to  12/31/2009       41.606915        44.619577        251,180.2900
  01/01/2010    to  12/31/2010       44.619577        47.362468        261,510.1248
  01/01/2011    to  12/31/2011       47.362468        49.450896        240,269.8858
  01/01/2012    to  12/31/2012       49.450896        52.097700        235,627.7855
  01/01/2013    to  12/31/2013       52.097700        50.650728        221,747.7576
  01/01/2014    to  12/31/2014       50.650728        53.136852        220,651.2317
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.755831        14.889448          1,682.4449
  01/01/2006    to  04/30/2006       14.889448        14.710555         31,131.0989
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.957605        12.515666         81,338.9400
  01/01/2010    to  12/31/2010       12.515666        14.714227         77,488.4327
  01/01/2011    to  12/31/2011       14.714227        13.146198        160,741.9580
  01/01/2012    to  12/31/2012       13.146198        14.751255        115,771.2926
  01/01/2013    to  12/31/2013       14.751255        19.426520        110,500.3341
  01/01/2014    to  12/31/2014       19.426520        20.756896         89,236.8256
============   ==== ==========       =========        =========        ============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.703383        16.172839            0.0000
   01/01/2006                             to  12/31/2006       16.172839        16.843752       33,778.4935
   01/01/2007                             to  12/31/2007       16.843752        17.176578       64,148.7803
   01/01/2008                             to  12/31/2008       17.176578         9.299325       79,730.5242
   01/01/2009                             to  05/01/2009        9.299325         9.694132            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       13.025010        13.314423            0.0000
   01/01/2006                             to  12/31/2006       13.314423        13.963702        8,786.7408
   01/01/2007                             to  12/31/2007       13.963702        15.332447       21,894.5167
   01/01/2008                             to  12/31/2008       15.332447         8.628179       23,305.7680
   01/01/2009                             to  05/01/2009        8.628179         8.192498            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.696063        12.537125      492,370.1727
   01/01/2011                             to  12/31/2011       12.537125        12.301800      655,981.5732
   01/01/2012                             to  12/31/2012       12.301800        12.069008      796,108.5507
   01/01/2013                             to  12/31/2013       12.069008        11.841853      597,463.9603
   01/01/2014                             to  12/31/2014       11.841853        11.618974      542,818.3797
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.178473        12.213666        2,001.1121
   01/01/2006                             to  12/31/2006       12.213666        12.539852      255,972.9536
   01/01/2007                             to  12/31/2007       12.539852        12.906749      400,117.9031
   01/01/2008                             to  12/31/2008       12.906749        12.992957      643,944.1726
   01/01/2009                             to  12/31/2009       12.992957        12.776926      513,177.8300
   01/01/2010                             to  04/30/2010       12.776926        12.698046            0.0000
=============                            ==== ==========       =========        =========      ============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE VARIABLE
CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.529793        14.772197           4,369.0869
  01/01/2006    to  12/31/2006       14.772197        16.469097         102,925.0623
  01/01/2007    to  12/31/2007       16.469097        16.455696          99,077.2684
  01/01/2008    to  12/31/2008       16.455696         9.342245          97,747.6948
  01/01/2009    to  12/31/2009        9.342245        12.855633          84,099.7300
  01/01/2010    to  12/31/2010       12.855633        14.211128          77,623.8810
  01/01/2011    to  04/29/2011       14.211128        14.999464               0.0000
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.928348         7.884117       1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117        10.796267       1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267        11.791672       1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672        11.595850       1,169,936.9893
  01/01/2012    to  12/31/2012       11.595850        13.146384       2,050,566.0165
  01/01/2013    to  12/31/2013       13.146384        17.637135       1,690,461.6550
  01/01/2014    to  12/31/2014       17.637135        18.818245       1,509,597.1111
============   ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS II))
  11/07/2005    to  12/31/2005        4.600832         4.713570               0.0000
  01/01/2006    to  12/31/2006        4.713570         4.746482         121,307.2677
  01/01/2007    to  12/31/2007        4.746482         5.431719         234,524.1150
  01/01/2008    to  04/25/2008        5.431719         5.174681               0.0000
============   ==== ==========       =========        =========       ==============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.446190        26.340679          14,799.6300
  01/01/2010    to  12/31/2010       26.340679        32.877668          46,403.1887
  01/01/2011    to  12/31/2011       32.877668        32.369379          69,247.3994
  01/01/2012    to  12/31/2012       32.369379        36.288343          62,342.3125
  01/01/2013    to  12/31/2013       36.288343        50.092006          53,374.3881
  01/01/2014    to  12/31/2014       50.092006        50.870315          48,100.8456
============   ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.685840        14.181330          32,349.2700
  01/01/2010    to  12/31/2010       14.181330        17.057883          39,887.9809
  01/01/2011    to  12/31/2011       17.057883        14.017102          49,191.1241
  01/01/2012    to  12/31/2012       14.017102        16.214180          74,045.2024
  01/01/2013    to  12/31/2013       16.214180        20.300375          82,908.9989
  01/01/2014    to  12/31/2014       20.300375        18.584810          97,429.1691
============   ==== ==========       =========        =========       ==============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.593875        41.323770       39,453.8054
  01/01/2007    to  12/31/2007       41.323770        42.234935       81,818.4590
  01/01/2008    to  12/31/2008       42.234935        32.192599       83,415.7763
  01/01/2009    to  12/31/2009       32.192599        37.385653      107,294.3000
  01/01/2010    to  12/31/2010       37.385653        40.301543       98,178.7342
  01/01/2011    to  12/31/2011       40.301543        40.417121       87,104.0600
  01/01/2012    to  12/31/2012       40.417121        44.157900       75,794.1136
  01/01/2013    to  12/31/2013       44.157900        51.452990       72,605.1517
  01/01/2014    to  12/31/2014       51.452990        54.734844       65,197.1080
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.895703        23.221508            0.0000
  01/01/2006    to  04/30/2006       23.221508        23.895322       13,923.7847
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       12.857362        13.045438            0.0000
  01/01/2006    to  12/31/2006       13.045438        15.531155       57,433.6218
  01/01/2007    to  12/31/2007       15.531155        16.401201      276,376.3158
  01/01/2008    to  12/31/2008       16.401201        10.857231      484,169.0684
  01/01/2009    to  12/31/2009       10.857231        12.870772      519,340.1800
  01/01/2010    to  12/31/2010       12.870772        14.071421      613,604.3795
  01/01/2011    to  12/31/2011       14.071421        13.924754      580,189.4770
  01/01/2012    to  12/31/2012       13.924754        15.936101      515,004.2257
  01/01/2013    to  12/31/2013       15.936101        21.223453      585,796.8614
  01/01/2014    to  12/31/2014       21.223453        23.074836      532,666.4717
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.783051        19.231640        2,075.0608
  01/01/2006    to  04/30/2006       19.231640        20.135063        7,982.6687
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.145119        20.667096       25,916.1842
  01/01/2007    to  12/31/2007       20.667096        21.105102       65,850.2767
  01/01/2008    to  12/31/2008       21.105102        12.629339       83,566.2232
  01/01/2009    to  12/31/2009       12.629339        15.082553       85,873.9000
  01/01/2010    to  12/31/2010       15.082553        16.937177       86,580.7606
  01/01/2011    to  12/31/2011       16.937177        15.580410       69,590.4522
  01/01/2012    to  12/31/2012       15.580410        17.677460       69,876.5855
  01/01/2013    to  04/26/2013       17.677460        19.440154            0.0000
============   ==== ==========       =========        =========      ============

                                   1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997918         6.577412       36,972.9255
   01/01/2009                             to  12/31/2009        6.577412         8.059563      171,710.3600
   01/01/2010                             to  12/31/2010        8.059563         8.779668      285,582.1238
   01/01/2011                             to  12/31/2011        8.779668         8.567648      417,461.9916
   01/01/2012                             to  12/31/2012        8.567648         9.575332      368,682.2455
   01/01/2013                             to  04/26/2013        9.575332        10.472267            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       17.320361        16.047846       21,054.1717
   01/01/2012                             to  12/31/2012       16.047846        17.279856       14,732.5176
   01/01/2013                             to  12/31/2013       17.279856        23.429616      542,020.0220
   01/01/2014                             to  12/31/2014       23.429616        22.919543      456,657.6720
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   11/07/2005                             to  12/31/2005       10.379834        10.839160          995.7012
   01/01/2006                             to  12/31/2006       10.839160        11.971352      130,155.4668
   01/01/2007                             to  04/27/2007       11.971352        13.202176            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.191695        15.202206      776,179.4275
   01/01/2008                             to  12/31/2008       15.202206         9.202464      859,127.6895
   01/01/2009                             to  12/31/2009        9.202464        12.348579      862,876.0700
   01/01/2010                             to  12/31/2010       12.348579        14.886019      837,887.9147
   01/01/2011                             to  12/31/2011       14.886019        13.835741      797,356.2318
   01/01/2012                             to  12/31/2012       13.835741        14.291465      721,954.0860
   01/01/2013                             to  04/26/2013       14.291465        15.471275            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       38.936080        48.998491      116,037.6148
   01/01/2014                             to  12/31/2014       48.998491        52.319497      114,965.4750
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.224228         5.826713      835,506.5027
   01/01/2012                             to  12/31/2012        5.826713         6.409230      724,313.6718
   01/01/2013                             to  04/26/2013        6.409230         6.691623            0.0000
=============                            ==== ==========       =========        =========      ============

                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.353097         9.413872       66,744.0613
  01/01/2009    to  12/31/2009        9.413872        12.805302       92,609.9700
  01/01/2010    to  12/31/2010       12.805302        16.919703       78,451.9555
  01/01/2011    to  12/31/2011       16.919703        16.842148       59,222.7875
  01/01/2012    to  12/31/2012       16.842148        19.152299       49,046.2012
  01/01/2013    to  12/31/2013       19.152299        27.092756       40,290.1537
  01/01/2014    to  12/31/2014       27.092756        28.349657       35,392.5249
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.102096        15.664466      126,166.8572
  01/01/2007    to  12/31/2007       15.664466        16.037286      239,613.9900
  01/01/2008    to  12/31/2008       16.037286        15.678019      265,209.5089
  01/01/2009    to  12/31/2009       15.678019        16.049414      280,016.9500
  01/01/2010    to  12/31/2010       16.049414        16.662446      267,336.8195
  01/01/2011    to  12/31/2011       16.662446        17.250392      221,226.0510
  01/01/2012    to  12/31/2012       17.250392        17.670585      198,051.1892
  01/01/2013    to  12/31/2013       17.670585        17.235854      201,716.8688
  01/01/2014    to  12/31/2014       17.235854        17.412873      201,417.7139
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       19.575288        20.111575            0.0000
  01/01/2006    to  04/30/2006       20.111575        19.347024        4,969.1725
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       14.748670        14.929039       18,584.4022
  01/01/2006    to  04/30/2006       14.929039        14.751367            0.0000
============   ==== ==========       =========        =========      ============
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       36.103036        22.241518       60,122.2712
  01/01/2009    to  12/31/2009       22.241518        28.803441      131,774.8000
  01/01/2010    to  12/31/2010       28.803441        31.652985      147,593.5996
  01/01/2011    to  12/31/2011       31.652985        29.805489      171,004.9541
  01/01/2012    to  12/31/2012       29.805489        33.002835      163,538.7080
  01/01/2013    to  12/31/2013       33.002835        43.294841      152,705.5927
  01/01/2014    to  12/31/2014       43.294841        46.997781      141,916.6861
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.674399        20.790433        1,436.2718
  01/01/2006    to  12/31/2006       20.790433        24.555310        2,451.6143
  01/01/2007    to  12/31/2007       24.555310        27.654096       14,303.8121
  01/01/2008    to  12/31/2008       27.654096        16.707434       34,099.7648
  01/01/2009    to  12/31/2009       16.707434        23.316359       24,232.1600
  01/01/2010    to  12/31/2010       23.316359        25.552299       29,341.6780
  01/01/2011    to  12/31/2011       25.552299        22.832881       22,755.7951
  01/01/2012    to  12/31/2012       22.832881        27.441556       15,477.7228
  01/01/2013    to  12/31/2013       27.441556        34.764112       12,703.4920
  01/01/2014    to  12/31/2014       34.764112        34.881375       12,028.8329
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      124.291738       130.035304          229.7593
  01/01/2006    to  12/31/2006      130.035304       140.561432          519.8556
  01/01/2007    to  12/31/2007      140.561432       154.852646        2,964.5798
  01/01/2008    to  12/31/2008      154.852646        85.078877        9,764.9819
  01/01/2009    to  12/31/2009       85.078877       116.319805       14,105.6800
  01/01/2010    to  12/31/2010      116.319805       135.385528       14,939.1779
  01/01/2011    to  12/31/2011      135.385528       127.097513       16,179.1061
  01/01/2012    to  12/31/2012      127.097513       146.928936       13,681.1175
  01/01/2013    to  12/31/2013      146.928936       187.467796       11,752.3921
  01/01/2014    to  12/31/2014      187.467796       199.491198       10,459.9841
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       87.776744        90.436184          330.4077
  01/01/2006    to  12/31/2006       90.436184       102.178930        1,197.9227
  01/01/2007    to  12/31/2007      102.178930       105.247824        4,771.6711
  01/01/2008    to  12/31/2008      105.247824        64.144168       15,142.3422
  01/01/2009    to  12/31/2009       64.144168        82.557893       11,573.0800
  01/01/2010    to  12/31/2010       82.557893        90.216206       14,898.9384
  01/01/2011    to  12/31/2011       90.216206        86.858386       16,049.2310
  01/01/2012    to  12/31/2012       86.858386       100.062963       13,196.3428
  01/01/2013    to  12/31/2013      100.062963       131.005762        9,559.8219
  01/01/2014    to  12/31/2014      131.005762       142.138860        8,271.9202
============   ==== ==========      ==========       ==========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       25.083626        26.221453            0.0000
  01/01/2006    to  12/31/2006       26.221453        31.231558          953.1434
  01/01/2007    to  12/31/2007       31.231558        35.359113       10,485.3640
  01/01/2008    to  12/31/2008       35.359113        20.672824       37,469.6102
  01/01/2009    to  12/31/2009       20.672824        27.783504       53,955.3500
  01/01/2010    to  12/31/2010       27.783504        29.537982       78,722.1613
  01/01/2011    to  12/31/2011       29.537982        25.887648       80,382.8310
  01/01/2012    to  12/31/2012       25.887648        30.013734       72,312.7788
  01/01/2013    to  12/31/2013       30.013734        36.195682       64,358.3023
  01/01/2014    to  12/31/2014       36.195682        31.545024       65,045.9834
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.181500        12.500445            0.0000
  01/01/2006    to  12/31/2006       12.500445        13.337393            0.0000
  01/01/2007    to  12/31/2007       13.337393        13.275262       11,125.9117
  01/01/2008    to  12/31/2008       13.275262         7.757776       12,903.2032
  01/01/2009    to  12/31/2009        7.757776        10.237856       12,628.6700
  01/01/2010    to  12/31/2010       10.237856        12.551420       55,400.6431
  01/01/2011    to  12/31/2011       12.551420        12.613648       45,706.9433
  01/01/2012    to  12/31/2012       12.613648        14.684684       41,036.6757
  01/01/2013    to  12/31/2013       14.684684        21.282343       33,068.9880
  01/01/2014    to  12/31/2014       21.282343        25.128066       28,664.4474
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.962381        26.180671            0.0000
  01/01/2006    to  12/31/2006       26.180671        29.475853            0.0000
  01/01/2007    to  12/31/2007       29.475853        31.338794        1,019.0395
  01/01/2008    to  12/31/2008       31.338794        21.723099          979.4373
  01/01/2009    to  12/31/2009       21.723099        26.015059        2,991.6100
  01/01/2010    to  12/31/2010       26.015059        28.734195       20,875.5755
  01/01/2011    to  12/31/2011       28.734195        28.914285       21,343.1982
  01/01/2012    to  12/31/2012       28.914285        32.875275       19,112.8422
  01/01/2013    to  12/31/2013       32.875275        41.913111       17,647.3843
  01/01/2014    to  12/31/2014       41.913111        45.622326       16,391.9177
============   ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.168564        14.360822           0.0000
  01/01/2006    to  12/31/2006       14.360822        15.812843           0.0000
  01/01/2007    to  11/12/2007       15.812843        16.061001           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.290919        16.250818         796.3599
  01/01/2008    to  12/31/2008       16.250818        11.244488         739.2275
  01/01/2009    to  05/01/2009       11.244488        10.994771           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.639563         9.454674           0.0000
  01/01/2012    to  12/31/2012        9.454674        10.588205           0.0000
  01/01/2013    to  12/31/2013       10.588205        13.077464           0.0000
  01/01/2014    to  12/31/2014       13.077464        14.570681           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.959915         8.021442       1,240.8800
  01/01/2006    to  12/31/2006        8.021442         9.277682       1,235.3819
  01/01/2007    to  12/31/2007        9.277682         9.684679       6,170.2089
  01/01/2008    to  12/31/2008        9.684679         6.782430       7,994.3312
  01/01/2009    to  12/31/2009        6.782430         8.120033       5,134.5600
  01/01/2010    to  12/31/2010        8.120033         8.911126           0.0000
  01/01/2011    to  04/29/2011        8.911126         9.670027           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.021572        13.176112           0.0000
  01/01/2006    to  12/31/2006       13.176112        13.516231           0.0000
  01/01/2007    to  12/31/2007       13.516231        13.957225           0.0000
  01/01/2008    to  12/31/2008       13.957225         8.582615           0.0000
  01/01/2009    to  12/31/2009        8.582615        11.984043           0.0000
  01/01/2010    to  12/31/2010       11.984043        12.908360           0.0000
  01/01/2011    to  12/31/2011       12.908360        12.577218           0.0000
  01/01/2012    to  12/31/2012       12.577218        14.842616           0.0000
  01/01/2013    to  12/31/2013       14.842616        20.066477           0.0000
  01/01/2014    to  12/31/2014       20.066477        22.432282           0.0000
============   ==== ==========       =========        =========       ==========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.639080        14.001549            0.0000
  01/01/2006    to  12/31/2006       14.001549        16.239284            0.0000
  01/01/2007    to  12/31/2007       16.239284        16.545190            0.0000
  01/01/2008    to  12/31/2008       16.545190        10.444709            0.0000
  01/01/2009    to  12/31/2009       10.444709        12.752615        3,290.0000
  01/01/2010    to  12/31/2010       12.752615        13.690120        3,736.9546
  01/01/2011    to  12/31/2011       13.690120        14.091251        3,555.6884
  01/01/2012    to  12/31/2012       14.091251        16.098383        3,024.8394
  01/01/2013    to  12/31/2013       16.098383        20.898056        2,771.6490
  01/01/2014    to  12/31/2014       20.898056        22.894086        4,810.0392
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.412744        11.774569            0.0000
  01/01/2006    to  12/31/2006       11.774569        13.022127            0.0000
  01/01/2007    to  12/31/2007       13.022127        14.047598        4,527.4457
  01/01/2008    to  12/31/2008       14.047598         8.167286        8,275.8171
  01/01/2009    to  12/31/2009        8.167286        11.435592       12,922.2800
  01/01/2010    to  12/31/2010       11.435592        14.039196       27,077.9284
  01/01/2011    to  12/31/2011       14.039196        13.959529       27,091.7256
  01/01/2012    to  12/31/2012       13.959529        16.347991       35,492.5473
  01/01/2013    to  12/31/2013       16.347991        23.575894       29,705.0242
  01/01/2014    to  12/31/2014       23.575894        24.063480       30,321.7496
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.531062        14.700332            0.0000
  01/01/2006    to  12/31/2006       14.700332        15.951613          403.2034
  01/01/2007    to  12/31/2007       15.951613        15.631561       11,023.4476
  01/01/2008    to  12/31/2008       15.631561        10.603792       11,485.0363
  01/01/2009    to  12/31/2009       10.603792        16.176575       17,281.4700
  01/01/2010    to  12/31/2010       16.176575        18.231421        8,250.1580
  01/01/2011    to  12/31/2011       18.231421        18.186339        5,947.8779
  01/01/2012    to  12/31/2012       18.186339        21.101867        5,774.6352
  01/01/2013    to  12/31/2013       21.101867        21.991907        8,101.9949
  01/01/2014    to  12/31/2014       21.991907        21.318641        8,043.9325
============   ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       14.827280        15.040585            0.0000
  01/01/2006    to  12/31/2006       15.040585        16.198560          636.2617
  01/01/2007    to  12/31/2007       16.198560        16.312586        6,665.7355
  01/01/2008    to  12/31/2008       16.312586        12.125011       14,761.6749
  01/01/2009    to  12/31/2009       12.125011        17.503256       19,742.1600
  01/01/2010    to  12/31/2010       17.503256        19.929601       33,349.0811
  01/01/2011    to  12/31/2011       19.929601        20.034485       30,189.8248
  01/01/2012    to  12/31/2012       20.034485        22.945569       22,807.8191
  01/01/2013    to  12/31/2013       22.945569        24.699669       25,230.3265
  01/01/2014    to  12/31/2014       24.699669        25.048885       21,581.3963
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.470106         9.691818            0.0000
  01/01/2006    to  12/31/2006        9.691818        10.859382            0.0000
  01/01/2007    to  04/27/2007       10.859382        11.373845            0.0000
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.291852        14.206292      215,417.3746
  01/01/2006    to  12/31/2006       14.206292        19.168944      260,316.3947
  01/01/2007    to  12/31/2007       19.168944        15.975954      201,142.8970
  01/01/2008    to  12/31/2008       15.975954         9.137520      196,699.6767
  01/01/2009    to  12/31/2009        9.137520        12.073645      215,127.4600
  01/01/2010    to  12/31/2010       12.073645        13.747804      266,329.6356
  01/01/2011    to  12/31/2011       13.747804        12.729608      266,003.7854
  01/01/2012    to  12/31/2012       12.729608        15.726790      244,246.6283
  01/01/2013    to  12/31/2013       15.726790        15.969912      255,258.3020
  01/01/2014    to  12/31/2014       15.969912        17.739431      238,545.6194
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014      168.312100       188.939900        2,710.7430
============   ==== ==========      ==========       ==========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005       101.242755       105.091300           0.0000
  01/01/2006    to  12/31/2006       105.091300       106.237121           0.0000
  01/01/2007    to  12/31/2007       106.237121       135.911418         606.9151
  01/01/2008    to  12/31/2008       135.911418        77.493119       4,429.9261
  01/01/2009    to  12/31/2009        77.493119       108.836395       2,549.9700
  01/01/2010    to  12/31/2010       108.836395       117.069757       6,806.9839
  01/01/2011    to  12/31/2011       117.069757       106.403998       5,015.0457
  01/01/2012    to  12/31/2012       106.403998       128.165709       2,618.2116
  01/01/2013    to  12/31/2013       128.165709       162.282800       3,134.5458
  01/01/2014    to  04/25/2014       162.282800       168.818756           0.0000
============   ==== ==========       ==========       ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011         8.031950         7.253635     628,240.2268
  01/01/2012    to  12/31/2012         7.253635         8.429276     556,634.4425
  01/01/2013    to  12/31/2013         8.429276        12.036283     618,131.6826
  01/01/2014    to  12/31/2014        12.036283        14.033965     731,528.6164
============   ==== ==========       ==========       ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246184        10.615920         466.5593
  01/01/2006    to  12/31/2006        10.615920        11.096791     180,470.7371
  01/01/2007    to  12/31/2007        11.096791        10.238575     169,346.0937
  01/01/2008    to  12/31/2008        10.238575         4.556518     192,377.2395
  01/01/2009    to  12/31/2009         4.556518         6.165216     173,157.6300
  01/01/2010    to  12/31/2010         6.165216         6.489699     209,824.7001
  01/01/2011    to  04/29/2011         6.489699         6.888201           0.0000
============   ==== ==========       ==========       ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        11.314958        15.543277      10,063.5000
  01/01/2010    to  12/31/2010        15.543277        17.784900      61,478.8471
  01/01/2011    to  12/31/2011        17.784900        15.002655      76,679.9864
  01/01/2012    to  12/31/2012        15.002655        19.047520      73,668.4854
  01/01/2013    to  12/31/2013        19.047520        24.433710      62,920.0037
  01/01/2014    to  12/31/2014        24.433710        22.638413      63,913.5120
============   ==== ==========       ==========       ==========     ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.115753        10.437309       75,041.1219
  01/01/2006    to  12/31/2006       10.437309        11.879528      162,375.7508
  01/01/2007    to  12/31/2007       11.879528        11.358566      188,011.0977
  01/01/2008    to  12/31/2008       11.358566         7.138352      211,027.5862
  01/01/2009    to  12/31/2009        7.138352         8.860663      226,756.6500
  01/01/2010    to  12/31/2010        8.860663         9.980379      247,515.9506
  01/01/2011    to  12/31/2011        9.980379         9.642864      298,308.1995
  01/01/2012    to  12/31/2012        9.642864        11.198746      257,812.0454
  01/01/2013    to  12/31/2013       11.198746        14.869131      273,962.9408
  01/01/2014    to  12/31/2014       14.869131        15.939898      286,461.1319
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       23.165416        23.922858            0.0000
  01/01/2006    to  12/31/2006       23.922858        26.318777        1,179.9664
  01/01/2007    to  12/31/2007       26.318777        25.962529        5,972.4347
  01/01/2008    to  12/31/2008       25.962529        15.587328       29,515.6016
  01/01/2009    to  12/31/2009       15.587328        19.342430       79,270.9800
  01/01/2010    to  12/31/2010       19.342430        23.811597       86,286.6608
  01/01/2011    to  12/31/2011       23.811597        22.489026       92,984.1668
  01/01/2012    to  12/31/2012       22.489026        25.293673       99,257.5765
  01/01/2013    to  12/31/2013       25.293673        32.322692       83,822.0847
  01/01/2014    to  12/31/2014       32.322692        34.755277       76,425.2509
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.878044        23.389908        7,982.9066
  01/01/2011    to  12/31/2011       23.389908        21.408081        9,084.8763
  01/01/2012    to  04/27/2012       21.408081        23.631796            0.0000
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.462615        14.344190          165.5307
  01/01/2007    to  12/31/2007       14.344190        15.669608        1,556.7524
  01/01/2008    to  12/31/2008       15.669608         9.434071       15,025.9432
  01/01/2009    to  12/31/2009        9.434071        12.417015       23,274.1600
  01/01/2010    to  12/31/2010       12.417015        15.400978       27,533.9454
  01/01/2011    to  12/31/2011       15.400978        14.976352       22,109.4651
  01/01/2012    to  12/31/2012       14.976352        17.403960       19,834.5712
  01/01/2013    to  12/31/2013       17.403960        23.986886       15,589.3616
  01/01/2014    to  12/31/2014       23.986886        25.448396       13,345.7643
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.138751        11.382827            0.0000
  01/01/2006    to  04/30/2006       11.382827        12.998548            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.950780        11.202746            0.0000
  01/01/2006    to  12/31/2006       11.202746        13.649426          179.1712
  01/01/2007    to  12/31/2007       13.649426        13.254345        3,573.2566
  01/01/2008    to  12/31/2008       13.254345         9.719285        8,416.4726
  01/01/2009    to  12/31/2009        9.719285        12.304479       21,926.5800
  01/01/2010    to  12/31/2010       12.304479        14.424086       25,098.2666
  01/01/2011    to  12/31/2011       14.424086        12.714338       27,345.2590
  01/01/2012    to  12/31/2012       12.714338        14.419725       25,443.0822
  01/01/2013    to  12/31/2013       14.419725        18.843409       15,905.5769
  01/01/2014    to  12/31/2014       18.843409        19.340180       15,767.3449
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997329        10.184744       23,363.8539
  01/01/2011    to  12/31/2011       10.184744        10.189062       80,745.3079
  01/01/2012    to  12/31/2012       10.189062        10.723728       95,306.9879
  01/01/2013    to  12/31/2013       10.723728        10.920083      177,856.4214
  01/01/2014    to  12/31/2014       10.920083        10.788031      178,832.8729
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  11/13/2006    to  12/31/2006       17.359035        17.733811      876,037.8905
  01/01/2007    to  12/31/2007       17.733811        16.864090      704,498.0599
  01/01/2008    to  12/31/2008       16.864090        11.605429      560,127.9276
  01/01/2009    to  12/31/2009       11.605429        14.391738      545,261.8900
  01/01/2010    to  12/31/2010       14.391738        16.922341      551,658.1001
  01/01/2011    to  12/31/2011       16.922341        15.105017      537,279.5396
  01/01/2012    to  12/31/2012       15.105017        17.476104      480,929.8652
  01/01/2013    to  12/31/2013       17.476104        22.699826      443,866.1094
  01/01/2014    to  12/31/2014       22.699826        22.643308      397,261.6627
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD
RETIREMENT
 SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.358872        16.576795            0.0000
  01/01/2006    to  11/12/2006       16.576795        18.395653          283.2623
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.190466         6.098843        207,424.5227
  01/01/2009    to  12/31/2009        6.098843        10.104896        279,051.0700
  01/01/2010    to  12/31/2010       10.104896        12.254278        498,551.0357
  01/01/2011    to  12/31/2011       12.254278         9.770137        504,752.3100
  01/01/2012    to  12/31/2012        9.770137        11.390879        443,949.9713
  01/01/2013    to  12/31/2013       11.390879        10.614449        429,036.5717
  01/01/2014    to  12/31/2014       10.614449         9.730617        439,643.8098
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.243946        10.097979              0.0000
  01/01/2006    to  12/31/2006       10.097979        12.685370            201.7841
  01/01/2007    to  12/31/2007       12.685370        16.019821         14,899.4231
  01/01/2008    to  11/07/2008       16.019821         7.771609              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.800285        12.520131        679,925.4793
  01/01/2006    to  12/31/2006       12.520131        15.540801        858,070.7481
  01/01/2007    to  12/31/2007       15.540801        17.264543        801,608.9169
  01/01/2008    to  12/31/2008       17.264543         9.757497        656,589.4780
  01/01/2009    to  12/31/2009        9.757497        12.589633        665,355.4200
  01/01/2010    to  12/31/2010       12.589633        13.754786        619,188.1863
  01/01/2011    to  12/31/2011       13.754786        12.044296        612,198.6971
  01/01/2012    to  12/31/2012       12.044296        13.783845        551,210.7799
  01/01/2013    to  12/31/2013       13.783845        16.120882        486,790.1753
  01/01/2014    to  12/31/2014       16.120882        14.710824        448,147.1069
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.518753         9.793511              0.0000
  01/01/2006    to  12/31/2006        9.793511        10.408850            576.7971
  01/01/2007    to  12/31/2007       10.408850        12.603466          3,278.8347
  01/01/2008    to  12/31/2008       12.603466         6.580911         36,092.5713
  01/01/2009    to  12/31/2009        6.580911        10.150113         61,731.8600
  01/01/2010    to  12/31/2010       10.150113        13.148249         84,003.6233
  01/01/2011    to  12/31/2011       13.148249        12.002242         61,129.7493
  01/01/2012    to  12/31/2012       12.002242        12.861673         64,719.2148
  01/01/2013    to  12/31/2013       12.861673        17.535649         53,818.0322
  01/01/2014    to  12/31/2014       17.535649        17.371386         52,853.1737
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.180744        23.038138         10,365.5182
  01/01/2014    to  12/31/2014       23.038138        23.077236         10,957.3758
============   ==== ==========       =========        =========        ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.615169         8.986665           4,500.5944
  01/01/2011    to  12/31/2011        8.986665         8.205571           4,599.4522
  01/01/2012    to  12/31/2012        8.205571         9.833800           5,383.8081
  01/01/2013    to  04/26/2013        9.833800        10.436091               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.034766        11.052243       2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243        10.881314       1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314        11.822245         871,099.6046
  01/01/2008    to  12/31/2008       11.822245        10.794618         953,619.1946
  01/01/2009    to  12/31/2009       10.794618        12.496906       1,041,955.2900
  01/01/2010    to  12/31/2010       12.496906        13.206793       1,129,970.7117
  01/01/2011    to  12/31/2011       13.206793        14.395490       1,210,604.2463
  01/01/2012    to  12/31/2012       14.395490        15.405124       1,118,986.0246
  01/01/2013    to  12/31/2013       15.405124        13.706335       1,055,891.9905
  01/01/2014    to  12/31/2014       13.706335        13.830534         963,207.8928
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.704327        11.881093       1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093        12.178696       1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696        12.845665         959,956.6806
  01/01/2008    to  12/31/2008       12.845665        12.648587         939,052.9621
  01/01/2009    to  12/31/2009       12.648587        14.640758       1,483,864.8500
  01/01/2010    to  12/31/2010       14.640758        15.531222       2,149,754.7395
  01/01/2011    to  12/31/2011       15.531222        15.714895       2,295,007.1846
  01/01/2012    to  12/31/2012       15.714895        16.838529       2,285,932.5719
  01/01/2013    to  12/31/2013       16.838529        16.197052       2,145,523.2305
  01/01/2014    to  12/31/2014       16.197052        16.550123       1,654,825.5646
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.787051        16.134681               0.0000
  01/01/2006    to  12/31/2006       16.134681        18.343743               0.0000
  01/01/2007    to  12/31/2007       18.343743        18.887870           3,279.6728
  01/01/2008    to  12/31/2008       18.887870        12.439859           3,409.6860
  01/01/2009    to  12/31/2009       12.439859        15.113510           4,172.3600
  01/01/2010    to  12/31/2010       15.113510        17.226236           9,473.7750
  01/01/2011    to  12/31/2011       17.226236        16.125980           8,063.3084
  01/01/2012    to  12/31/2012       16.125980        17.487678           8,379.9128
  01/01/2013    to  12/31/2013       17.487678        22.822727           6,339.8166
  01/01/2014    to  12/31/2014       22.822727        24.879276           6,412.6270
============   ==== ==========       =========        =========       ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.136204        11.146096        6,071.7900
  01/01/2010    to  12/31/2010       11.146096        12.246981       60,718.3372
  01/01/2011    to  12/31/2011       12.246981        12.426349       78,624.3081
  01/01/2012    to  12/31/2012       12.426349        13.580985      108,026.6966
  01/01/2013    to  12/31/2013       13.580985        13.506630      121,797.2252
  01/01/2014    to  12/31/2014       13.506630        13.834275      147,446.5074
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.361445        47.554144      416,874.6794
  01/01/2006    to  12/31/2006       47.554144        54.932958      361,260.9222
  01/01/2007    to  12/31/2007       54.932958        55.871106      280,740.8425
  01/01/2008    to  12/31/2008       55.871106        34.883018      257,505.5650
  01/01/2009    to  12/31/2009       34.883018        40.501421      241,971.2300
  01/01/2010    to  12/31/2010       40.501421        46.479634      226,799.8200
  01/01/2011    to  12/31/2011       46.479634        43.755758      209,631.0324
  01/01/2012    to  12/31/2012       43.755758        50.620493      187,902.6054
  01/01/2013    to  12/31/2013       50.620493        66.410645      171,373.2829
  01/01/2014    to  12/31/2014       66.410645        73.777620      163,311.4205
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.669388        19.329376            0.0000
  01/01/2006    to  04/30/2006       19.329376        20.645723          378.9530
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       40.135198        43.682364            0.0000
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE
 SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       28.387345        28.928999            0.0000
  01/01/2006    to  12/31/2006       28.928999        33.138564            0.0000
  01/01/2007    to  12/31/2007       33.138564        32.907247            0.0000
  01/01/2008    to  12/31/2008       32.907247        20.465926            0.0000
  01/01/2009    to  12/31/2009       20.465926        25.963083            0.0000
  01/01/2010    to  12/31/2010       25.963083        29.689851            0.0000
  01/01/2011    to  12/31/2011       29.689851        27.313388            0.0000
  01/01/2012    to  12/31/2012       27.313388        30.795067            0.0000
  01/01/2013    to  12/31/2013       30.795067        39.914875            0.0000
  01/01/2014    to  04/25/2014       39.914875        40.078715            0.0000
============   ==== ==========       =========        =========      ============

                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.366610         7.935494        869,196.4400
  01/01/2010    to  12/31/2010        7.935494         9.936782        863,881.2115
  01/01/2011    to  12/31/2011        9.936782         9.584698        895,748.8130
  01/01/2012    to  12/31/2012        9.584698        10.684677        788,949.6902
  01/01/2013    to  12/31/2013       10.684677        14.311326        759,322.5495
  01/01/2014    to  12/31/2014       14.311326        15.827880        724,768.8484
============   ==== ==========       =========        =========        ============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       11.278624        11.336770          1,729.8760
  01/01/2008    to  12/31/2008       11.336770         6.970173          2,659.0638
  01/01/2009    to  12/31/2009        6.970173         8.147896          2,936.4900
  01/01/2010    to  12/31/2010        8.147896         8.995807         10,746.5530
  01/01/2011    to  12/31/2011        8.995807         8.840951         14,709.0743
  01/01/2012    to  12/31/2012        8.840951         9.840301         11,635.2932
  01/01/2013    to  12/31/2013        9.840301        12.947797         17,538.4994
  01/01/2014    to  12/31/2014       12.947797        14.427716         16,899.7615
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       40.219852        41.746322            990.2999
  01/01/2007    to  12/31/2007       41.746322        43.444216          5,306.2739
  01/01/2008    to  12/31/2008       43.444216        41.082523         17,305.6434
  01/01/2009    to  12/31/2009       41.082523        44.035199         28,978.9200
  01/01/2010    to  12/31/2010       44.035199        46.718805         33,923.0185
  01/01/2011    to  12/31/2011       46.718805        48.754539         30,342.6290
  01/01/2012    to  12/31/2012       48.754539        51.338260         25,697.9507
  01/01/2013    to  12/31/2013       51.338260        49.887425         23,072.1736
  01/01/2014    to  12/31/2014       49.887425        52.309923         21,760.5275
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.671960        14.803743              0.0000
  01/01/2006    to  04/30/2006       14.803743        14.623515              0.0000
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.894616        12.432399          3,615.4000
  01/01/2010    to  12/31/2010       12.432399        14.609034          7,605.1048
  01/01/2011    to  12/31/2011       14.609034        13.045701         12,288.6577
  01/01/2012    to  12/31/2012       13.045701        14.631133         10,480.7233
  01/01/2013    to  12/31/2013       14.631133        19.258698          6,323.5379
  01/01/2014    to  12/31/2014       19.258698        20.567293          6,618.3619
============   ==== ==========       =========        =========        ============

                                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.631346        16.097479            0.0000
   01/01/2006                             to  12/31/2006       16.097479        16.756905        1,296.9296
   01/01/2007                             to  12/31/2007       16.756905        17.079423            0.0000
   01/01/2008                             to  12/31/2008       17.079423         9.242076          338.2863
   01/01/2009                             to  05/01/2009        9.242076         9.632848            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.959467        13.246461            0.0000
   01/01/2006                             to  12/31/2006       13.246461        13.885499            0.0000
   01/01/2007                             to  12/31/2007       13.885499        15.238914            0.0000
   01/01/2008                             to  12/31/2008       15.238914         8.571232           99.5436
   01/01/2009                             to  05/01/2009        8.571232         8.137073            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.595585        12.433781       35,966.8833
   01/01/2011                             to  12/31/2011       12.433781        12.194313       67,871.9560
   01/01/2012                             to  12/31/2012       12.194313        11.957540       67,260.5378
   01/01/2013                             to  12/31/2013       11.957540        11.726617       49,754.4510
   01/01/2014                             to  12/31/2014       11.726617        11.500154       29,178.8911
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.109234        12.143345            0.0000
   01/01/2006                             to  12/31/2006       12.143345        12.461438            0.0000
   01/01/2007                             to  12/31/2007       12.461438        12.819594        3,619.9244
   01/01/2008                             to  12/31/2008       12.819594        12.898751       13,877.3048
   01/01/2009                             to  12/31/2009       12.898751        12.677944       57,546.7000
   01/01/2010                             to  04/30/2010       12.677944        12.597604            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.507270        14.748226            0.0000
  01/01/2006    to  12/31/2006       14.748226        16.434177            0.0000
  01/01/2007    to  12/31/2007       16.434177        16.412549        1,693.9669
  01/01/2008    to  12/31/2008       16.412549         9.313061        2,292.9599
  01/01/2009    to  12/31/2009        9.313061        12.809068        1,890.4800
  01/01/2010    to  12/31/2010       12.809068        14.152579          629.7250
  01/01/2011    to  04/29/2011       14.152579        14.935231            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.892621         7.857833      464,548.2833
  01/01/2009    to  12/31/2009        7.857833        10.754899      606,263.3700
  01/01/2010    to  12/31/2010       10.754899        11.740621      661,059.1769
  01/01/2011    to  12/31/2011       11.740621        11.539887      616,038.6958
  01/01/2012    to  12/31/2012       11.539887        13.076365      945,535.0134
  01/01/2013    to  12/31/2013       13.076365        17.534432      863,679.6468
  01/01/2014    to  12/31/2014       17.534432        18.699312      693,492.4034
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.589011         4.701118            0.0000
  01/01/2006    to  12/31/2006        4.701118         4.731582          834.9375
  01/01/2007    to  12/31/2007        4.731582         5.411947        1,822.1248
  01/01/2008    to  04/25/2008        5.411947         5.155025            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       21.285705        26.134957          792.4400
  01/01/2010    to  12/31/2010       26.134957        32.604604        7,178.2304
  01/01/2011    to  12/31/2011       32.604604        32.084516        5,371.9289
  01/01/2012    to  12/31/2012       32.084516        35.950919        7,545.5016
  01/01/2013    to  12/31/2013       35.950919        49.601444        7,235.2776
  01/01/2014    to  12/31/2014       49.601444        50.346941        6,686.3222
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.683112        14.173037       48,950.7700
  01/01/2010    to  12/31/2010       14.173037        17.039399       64,061.2893
  01/01/2011    to  12/31/2011       17.039399        13.994917      102,077.9934
  01/01/2012    to  12/31/2012       13.994917        16.180386       80,129.1659
  01/01/2013    to  12/31/2013       16.180386        20.247946       79,438.8824
  01/01/2014    to  12/31/2014       20.247946        18.527540       76,050.6664
============   ==== ==========       =========        =========      ============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       38.228705        40.919203            0.0000
  01/01/2007    to  12/31/2007       40.919203        41.800428          189.6453
  01/01/2008    to  12/31/2008       41.800428        31.845411        6,424.2840
  01/01/2009    to  12/31/2009       31.845411        36.963975        9,838.4800
  01/01/2010    to  12/31/2010       36.963975        39.827068        3,876.0365
  01/01/2011    to  12/31/2011       39.827068        39.921364        4,049.0016
  01/01/2012    to  12/31/2012       39.921364        43.594343        1,201.3765
  01/01/2013    to  12/31/2013       43.594343        50.770947        1,271.1516
  01/01/2014    to  12/31/2014       50.770947        53.982299        1,473.7460
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.765556        23.087832            0.0000
  01/01/2006    to  04/30/2006       23.087832        23.753928            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       12.810480        12.996926            0.0000
  01/01/2006    to  12/31/2006       12.996926        15.465689            0.0000
  01/01/2007    to  12/31/2007       15.465689        16.323859            0.0000
  01/01/2008    to  12/31/2008       16.323859        10.800602        6,023.0165
  01/01/2009    to  12/31/2009       10.800602        12.797239        7,193.9900
  01/01/2010    to  12/31/2010       12.797239        13.984039       27,931.6655
  01/01/2011    to  12/31/2011       13.984039        13.831379       27,411.1249
  01/01/2012    to  12/31/2012       13.831379        15.821285       27,534.2640
  01/01/2013    to  12/31/2013       15.821285        21.060018       26,541.6035
  01/01/2014    to  12/31/2014       21.060018        22.885699       25,508.1647
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.696901        19.142042            0.0000
  01/01/2006    to  04/30/2006       19.142042        20.038018            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       20.047915        20.560555            0.0000
  01/01/2007    to  12/31/2007       20.560555        20.985747            0.0000
  01/01/2008    to  12/31/2008       20.985747        12.551602            0.0000
  01/01/2009    to  12/31/2009       12.551602        14.982218          388.4300
  01/01/2010    to  12/31/2010       14.982218        16.816101          668.7718
  01/01/2011    to  12/31/2011       16.816101        15.461310        2,080.7964
  01/01/2012    to  12/31/2012       15.461310        17.533515        2,562.1506
  01/01/2013    to  04/26/2013       17.533515        19.278793            0.0000
============   ==== ==========       =========        =========       ===========

                                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997863         6.575143          27,813.3408
   01/01/2009                             to  12/31/2009        6.575143         8.052755         955,074.8000
   01/01/2010                             to  12/31/2010        8.052755         8.767870       1,116,214.9137
   01/01/2011                             to  12/31/2011        8.767870         8.551865       1,160,376.4266
   01/01/2012                             to  12/31/2012        8.551865         9.552891       1,024,233.5245
   01/01/2013                             to  04/26/2013        9.552891        10.446064               0.0000
=============                            ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       17.226795        15.955857           6,216.7114
   01/01/2012                             to  12/31/2012       15.955857        17.172171             409.8000
   01/01/2013                             to  12/31/2013       17.172171        23.271979         165,801.8495
   01/01/2014                             to  12/31/2014       23.271979        22.753952         172,755.9547
=============                            ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   11/07/2005                             to  12/31/2005       10.376950        10.835361               0.0000
   01/01/2006                             to  12/31/2006       10.835361        11.961191             957.6786
   01/01/2007                             to  04/27/2007       11.961191        13.188822               0.0000
=============                            ==== ==========       =========        =========       ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.144016        15.154954         255,865.3074
   01/01/2008                             to  12/31/2008       15.154954         9.169250         252,029.3262
   01/01/2009                             to  12/31/2009        9.169250        12.297858         249,227.7500
   01/01/2010                             to  12/31/2010       12.297858        14.817473         247,395.5172
   01/01/2011                             to  12/31/2011       14.817473        13.765157         257,269.5371
   01/01/2012                             to  12/31/2012       13.765157        14.211408         237,844.2836
   01/01/2013                             to  04/26/2013       14.211408        15.382164               0.0000
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.688949         8.414769         276,940.1258
   01/01/2014                             to  12/31/2014        8.414769         8.980610         339,326.8364
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.191782         5.798617         407,786.9118
   01/01/2012                             to  12/31/2012        5.798617         6.375121         319,676.8401
   01/01/2013                             to  04/26/2013        6.375121         6.654953               0.0000
=============                            ==== ==========       =========        =========       ==============

                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.273182         9.358278        2,342.0587
  01/01/2009    to  12/31/2009        9.358278        12.723315        6,007.7900
  01/01/2010    to  12/31/2010       12.723315        16.802981        5,361.4815
  01/01/2011    to  12/31/2011       16.802981        16.717614        4,868.0101
  01/01/2012    to  12/31/2012       16.717614        19.001132        4,470.2391
  01/01/2013    to  12/31/2013       19.001132        26.865494        3,200.9267
  01/01/2014    to  12/31/2014       26.865494        28.097797        2,953.4007
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       15.015458        15.569440        1,027.4422
  01/01/2007    to  12/31/2007       15.569440        15.931987       11,244.5410
  01/01/2008    to  12/31/2008       15.931987        15.567272       12,609.1707
  01/01/2009    to  12/31/2009       15.567272        15.928079       14,984.6400
  01/01/2010    to  12/31/2010       15.928079        16.528209        8,312.1462
  01/01/2011    to  12/31/2011       16.528209        17.102890       16,657.2899
  01/01/2012    to  12/31/2012       17.102890        17.510686       13,322.3366
  01/01/2013    to  12/31/2013       17.510686        17.071350       11,849.0071
  01/01/2014    to  12/31/2014       17.071350        17.238058        8,779.0728
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       19.440711        19.971862            0.0000
  01/01/2006    to  04/30/2006       19.971862        19.209515            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       14.667575        14.845874       26,831.1712
  01/01/2006    to  04/30/2006       14.845874        14.666821            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       35.860185        22.084398        5,669.0746
  01/01/2009    to  12/31/2009       22.084398        28.585666       11,487.1900
  01/01/2010    to  12/31/2010       28.585666        31.397974       23,632.2649
  01/01/2011    to  12/31/2011       31.397974        29.550608       29,700.8267
  01/01/2012    to  12/31/2012       29.550608        32.704171       30,027.4360
  01/01/2013    to  12/31/2013       32.704171        42.881608       24,624.7979
  01/01/2014    to  12/31/2014       42.881608        46.525935       23,360.3805
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.507348        20.610917          631.2545
  01/01/2006    to  12/31/2006       20.610917        24.319039       43,781.3678
  01/01/2007    to  12/31/2007       24.319039        27.360500      150,829.6810
  01/01/2008    to  12/31/2008       27.360500        16.513449      152,726.1519
  01/01/2009    to  12/31/2009       16.513449        23.022611      137,174.8200
  01/01/2010    to  12/31/2010       23.022611        25.205188      120,970.5417
  01/01/2011    to  12/31/2011       25.205188        22.500226      110,892.8971
  01/01/2012    to  12/31/2012       22.500226        27.014598      108,353.5494
  01/01/2013    to  12/31/2013       27.014598        34.189036      100,599.9349
  01/01/2014    to  12/31/2014       34.189036        34.270063       87,763.6512
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      121.617089       127.218593        1,666.6580
  01/01/2006    to  12/31/2006      127.218593       137.379674       14,569.1198
  01/01/2007    to  12/31/2007      137.379674       151.195319       58,850.7266
  01/01/2008    to  12/31/2008      151.195319        82.985950       67,302.7325
  01/01/2009    to  12/31/2009       82.985950       113.344953       64,539.5100
  01/01/2010    to  12/31/2010      113.344953       131.791339       58,909.1299
  01/01/2011    to  12/31/2011      131.791339       123.599906       55,112.5190
  01/01/2012    to  12/31/2012      123.599906       142.742069       51,079.1379
  01/01/2013    to  12/31/2013      142.742069       181.943796       49,028.0219
  01/01/2014    to  12/31/2014      181.943796       193.419361       38,504.0716
============   ==== ==========      ==========       ==========      ============
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       85.888171        88.477545          315.7436
  01/01/2006    to  12/31/2006       88.477545        99.866384       15,265.0689
  01/01/2007    to  12/31/2007       99.866384       102.762465       60,291.5722
  01/01/2008    to  12/31/2008      102.762465        62.566500       58,600.1047
  01/01/2009    to  12/31/2009       62.566500        80.446834       56,583.6800
  01/01/2010    to  12/31/2010       80.446834        87.821522       50,170.6280
  01/01/2011    to  12/31/2011       87.821522        84.468472       43,970.5674
  01/01/2012    to  12/31/2012       84.468472        97.211976       39,148.2705
  01/01/2013    to  12/31/2013       97.211976       127.146022       31,944.2063
  01/01/2014    to  12/31/2014      127.146022       137.813220       29,245.2323
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       24.746710        25.865503        5,654.9972
  01/01/2006    to  12/31/2006       25.865503        30.776908       60,843.4682
  01/01/2007    to  12/31/2007       30.776908        34.809377      188,253.6106
  01/01/2008    to  12/31/2008       34.809377        20.330972      205,061.1963
  01/01/2009    to  12/31/2009       20.330972        27.296759      198,766.0500
  01/01/2010    to  12/31/2010       27.296759        28.991519      193,313.9890
  01/01/2011    to  12/31/2011       28.991519        25.383339      180,754.2014
  01/01/2012    to  12/31/2012       25.383339        29.399482      175,229.9508
  01/01/2013    to  12/31/2013       29.399482        35.419496      152,651.4119
  01/01/2014    to  12/31/2014       35.419496        30.837680      147,905.9036
============   ==== ==========       =========        =========      ============
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.138902        12.454922          563.7969
  01/01/2006    to  12/31/2006       12.454922        13.275577       37,796.2280
  01/01/2007    to  12/31/2007       13.275577        13.200454      154,458.4491
  01/01/2008    to  12/31/2008       13.200454         7.706304      156,057.7578
  01/01/2009    to  12/31/2009        7.706304        10.159760      144,170.3500
  01/01/2010    to  12/31/2010       10.159760        12.443241      127,995.0313
  01/01/2011    to  12/31/2011       12.443241        12.492456      118,336.2206
  01/01/2012    to  12/31/2012       12.492456        14.528981      103,236.7952
  01/01/2013    to  12/31/2013       14.528981        21.035659       74,388.4037
  01/01/2014    to  12/31/2014       21.035659        24.811987       55,155.7329
============   ==== ==========       =========        =========      ============
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.600132        25.811626            0.0000
  01/01/2006    to  12/31/2006       25.811626        29.031409        5,032.5526
  01/01/2007    to  12/31/2007       29.031409        30.835252       20,394.9252
  01/01/2008    to  12/31/2008       30.835252        21.352588       20,486.8607
  01/01/2009    to  12/31/2009       21.352588        25.545781       31,810.0500
  01/01/2010    to  12/31/2010       25.545781        28.187687       29,881.3276
  01/01/2011    to  12/31/2011       28.187687        28.336061       23,864.7919
  01/01/2012    to  12/31/2012       28.336061        32.185476       23,237.4018
  01/01/2013    to  12/31/2013       32.185476        40.992687       21,361.6080
  01/01/2014    to  12/31/2014       40.992687        44.575847       18,532.8987
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.124688        14.314271            0.0000
  01/01/2006    to  12/31/2006       14.314271        15.745881       20,693.5992
  01/01/2007    to  11/12/2007       15.745881        15.979199            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.207768        16.165743       36,153.9027
  01/01/2008    to  12/31/2008       16.165743        11.174386       35,988.8061
  01/01/2009    to  05/01/2009       11.174386        10.922586            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.528014         9.339066       24,585.2810
  01/01/2012    to  12/31/2012        9.339066        10.448230       15,959.2731
  01/01/2013    to  12/31/2013       10.448230        12.891689       11,806.9221
  01/01/2014    to  12/31/2014       12.891689        14.349337        9,740.2491
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.911078         7.971069          991.7994
  01/01/2006    to  12/31/2006        7.971069         9.210237       15,414.4516
  01/01/2007    to  12/31/2007        9.210237         9.604617       44,706.2736
  01/01/2008    to  12/31/2008        9.604617         6.719604       50,554.7385
  01/01/2009    to  12/31/2009        6.719604         8.036776       34,976.2300
  01/01/2010    to  12/31/2010        8.036776         8.810949       32,178.0215
  01/01/2011    to  04/29/2011        8.810949         9.558204            0.0000
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.923961        13.075442            0.0000
  01/01/2006    to  12/31/2006       13.075442        13.399593       31,008.1822
  01/01/2007    to  12/31/2007       13.399593        13.822878       95,436.3549
  01/01/2008    to  12/31/2008       13.822878         8.491457       98,060.4475
  01/01/2009    to  12/31/2009        8.491457        11.844908       82,487.6600
  01/01/2010    to  12/31/2010       11.844908        12.745747       70,943.5241
  01/01/2011    to  12/31/2011       12.745747        12.406387       69,461.1213
  01/01/2012    to  12/31/2012       12.406387        14.626308       61,680.2454
  01/01/2013    to  12/31/2013       14.626308        19.754290       52,785.1886
  01/01/2014    to  12/31/2014       19.754290        22.061219       45,526.2638
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.534141        13.891804            0.0000
  01/01/2006    to  12/31/2006       13.891804        16.095948       15,449.1065
  01/01/2007    to  12/31/2007       16.095948        16.382678       23,299.5666
  01/01/2008    to  12/31/2008       16.382678        10.331724       25,826.3305
  01/01/2009    to  12/31/2009       10.331724        12.602056       27,131.9700
  01/01/2010    to  12/31/2010       12.602056        13.514979       24,467.5859
  01/01/2011    to  12/31/2011       13.514979        13.897101       24,275.6670
  01/01/2012    to  12/31/2012       13.897101        15.860629       21,828.8899
  01/01/2013    to  12/31/2013       15.860629        20.568850       18,388.2780
  01/01/2014    to  12/31/2014       20.568850        22.510913       17,019.9504
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.372835        11.731690          510.1237
  01/01/2006    to  12/31/2006       11.731690        12.961772       13,573.6867
  01/01/2007    to  12/31/2007       12.961772        13.968441       47,263.6566
  01/01/2008    to  12/31/2008       13.968441         8.113098       57,979.7384
  01/01/2009    to  12/31/2009        8.113098        11.348362       61,010.1700
  01/01/2010    to  12/31/2010       11.348362        13.918195       56,603.8124
  01/01/2011    to  12/31/2011       13.918195        13.825404       52,612.9313
  01/01/2012    to  12/31/2012       13.825404        16.174652       48,372.7766
  01/01/2013    to  12/31/2013       16.174652        23.302627       43,953.1159
  01/01/2014    to  12/31/2014       23.302627        23.760779       40,365.6099
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.422159        14.588044            0.0000
  01/01/2006    to  12/31/2006       14.588044        15.813995       14,414.1085
  01/01/2007    to  12/31/2007       15.813995        15.481133       37,854.2400
  01/01/2008    to  12/31/2008       15.481133        10.491207       61,018.4084
  01/01/2009    to  12/31/2009       10.491207        15.988846       55,019.5800
  01/01/2010    to  12/31/2010       15.988846        18.001843       62,004.2992
  01/01/2011    to  12/31/2011       18.001843        17.939424       60,671.3283
  01/01/2012    to  12/31/2012       17.939424        20.794457       64,122.0575
  01/01/2013    to  12/31/2013       20.794457        21.649869       30,688.4445
  01/01/2014    to  12/31/2014       21.649869        20.966091       18,642.0858
============   ==== ==========       =========        =========       ===========

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       14.691628        14.900818            0.0000
  01/01/2006    to  12/31/2006       14.900818        16.032046       24,702.2025
  01/01/2007    to  12/31/2007       16.032046        16.128680       55,269.3194
  01/01/2008    to  12/31/2008       16.128680        11.976287       53,355.5823
  01/01/2009    to  12/31/2009       11.976287        17.271305       81,153.8000
  01/01/2010    to  12/31/2010       17.271305        19.645852       77,379.9216
  01/01/2011    to  12/31/2011       19.645852        19.729552       68,995.9225
  01/01/2012    to  12/31/2012       19.729552        22.573630       65,214.5346
  01/01/2013    to  12/31/2013       22.573630        24.275014       47,722.5475
  01/01/2014    to  12/31/2014       24.275014        24.593619       35,128.1252
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.398097         9.616726            0.0000
  01/01/2006    to  12/31/2006        9.616726        10.764509        9,975.7132
  01/01/2007    to  04/27/2007       10.764509        11.270804            0.0000
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.271633        14.182623       86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954      121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430      147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890      166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300      165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337      165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295      147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890      142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081      135,570.0984
  01/01/2014    to  12/31/2014       15.816081        17.550999      119,153.7960
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014      163.185923       183.061563        4,334.4353
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005       98.995052        102.743233          36.7376
  01/01/2006    to  12/31/2006      102.743233        103.759913         191.7361
  01/01/2007    to  12/31/2007      103.759913        132.608964       5,737.9831
  01/01/2008    to  12/31/2008      132.608964         75.534117      10,868.5009
  01/01/2009    to  12/31/2009       75.534117        105.979039      11,191.9700
  01/01/2010    to  12/31/2010      105.979039        113.882379      10,066.1595
  01/01/2011    to  12/31/2011      113.882379        103.403715      11,845.5920
  01/01/2012    to  12/31/2012      103.403715        124.426738       9,720.8809
  01/01/2013    to  12/31/2013      124.426738        157.391117       5,377.2801
  01/01/2014    to  04/25/2014      157.391117        163.678498           0.0000
============   ==== ==========      ==========        ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.946590          7.171781     298,989.5991
  01/01/2012    to  12/31/2012        7.171781          8.325782     383,558.6369
  01/01/2013    to  12/31/2013        8.325782         11.876631     401,922.5649
  01/01/2014    to  12/31/2014       11.876631         13.833976     460,798.3933
============   ==== ==========      ==========        ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988         10.614176      24,236.9302
  01/01/2006    to  12/31/2006       10.614176         11.083909     105,921.4343
  01/01/2007    to  12/31/2007       11.083909         10.216408     162,559.7513
  01/01/2008    to  12/31/2008       10.216408          4.542073     188,844.3348
  01/01/2009    to  12/31/2009        4.542073          6.139525     190,035.6200
  01/01/2010    to  12/31/2010        6.139525          6.456202     172,427.6925
  01/01/2011    to  04/29/2011        6.456202          6.850412           0.0000
============   ==== ==========      ==========        ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.232195         15.419422       2,796.8200
  01/01/2010    to  12/31/2010       15.419422         17.625567       8,976.5086
  01/01/2011    to  12/31/2011       17.625567         14.853394      14,511.8437
  01/01/2012    to  12/31/2012       14.853394         18.839075      11,867.7798
  01/01/2013    to  12/31/2013       18.839075         24.142185      15,850.5007
  01/01/2014    to  12/31/2014       24.142185         22.345938      13,794.7263
============   ==== ==========      ==========        ==========     ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.110437        10.430310       20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735       66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245      119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139      120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300      115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869      106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696       91,593.0682
  01/01/2012    to  12/31/2012        9.578696        11.113050       74,486.4175
  01/01/2013    to  12/31/2013       11.113050        14.740609       80,400.3634
  01/01/2014    to  12/31/2014       14.740609        15.786323       70,457.2860
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.975841        23.723639        1,303.0320
  01/01/2006    to  12/31/2006       23.723639        26.073597       15,887.7636
  01/01/2007    to  12/31/2007       26.073597        25.694822       46,957.9809
  01/01/2008    to  12/31/2008       25.694822        15.411100       53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625       62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365       61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211       56,461.7055
  01/01/2012    to  12/31/2012       22.168211        24.907796       49,064.8545
  01/01/2013    to  12/31/2013       24.907796        31.797783       52,217.8321
  01/01/2014    to  12/31/2014       31.797783        34.156685       45,705.9205
============   ==== ==========       =========        =========      ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.628093        23.107358            0.0000
  01/01/2011    to  12/31/2011       23.107358        21.128361            0.0000
  01/01/2012    to  04/27/2012       21.128361        23.315423            0.0000
============   ==== ==========       =========        =========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.396815        14.269461       22,752.4510
  01/01/2007    to  12/31/2007       14.269461        15.572310       71,380.1367
  01/01/2008    to  12/31/2008       15.572310         9.366067       81,140.8586
  01/01/2009    to  12/31/2009        9.366067        12.315184       80,211.5000
  01/01/2010    to  12/31/2010       12.315184        15.259425       63,086.7266
  01/01/2011    to  12/31/2011       15.259425        14.823894       53,020.0464
  01/01/2012    to  12/31/2012       14.823894        17.209483       47,136.4403
  01/01/2013    to  12/31/2013       17.209483        23.695163       42,374.1654
  01/01/2014    to  12/31/2014       23.695163        25.113765       36,150.7436
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.132569        11.374857          345.0187
  01/01/2006    to  04/30/2006       11.374857        12.985253       12,316.3916
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.944702        11.194901            0.0000
  01/01/2006    to  12/31/2006       11.194901        13.626277       30,684.3205
  01/01/2007    to  12/31/2007       13.626277        13.218563       89,565.4985
  01/01/2008    to  12/31/2008       13.218563         9.683312      101,340.8806
  01/01/2009    to  12/31/2009        9.683312        12.246679       98,146.0600
  01/01/2010    to  12/31/2010       12.246679        14.341992       81,824.2008
  01/01/2011    to  12/31/2011       14.341992        12.629354       73,164.8530
  01/01/2012    to  12/31/2012       12.629354        14.308953       61,289.5023
  01/01/2013    to  12/31/2013       14.308953        18.679979       56,220.6361
  01/01/2014    to  12/31/2014       18.679979        19.153274       52,393.6797
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855       16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019       25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033       28,709.5450
  01/01/2013    to  12/31/2013       10.695033        10.879977       34,810.2390
  01/01/2014    to  12/31/2014       10.879977        10.737665       30,744.7280
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  11/13/2006    to  12/31/2006       17.280427        17.651281      278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726      247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208      195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682      178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165      171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592      143,116.9369
  01/01/2012    to  12/31/2012       14.959592        17.290465      126,556.9884
  01/01/2013    to  12/31/2013       17.290465        22.436265      118,700.1566
  01/01/2014    to  12/31/2014       22.436265        22.358025       96,393.3750
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD
RETIREMENT
 SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.228339        16.442132            0.0000
  01/01/2006    to  11/12/2006       16.442132        18.230529        2,613.0300
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.174740         6.082499        254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748        226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046        216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793        207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976        192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176        192,658.9658
  01/01/2014    to  12/31/2014       10.533176         9.646451        190,727.1245
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.154819         9.999169            203.9424
  01/01/2006    to  12/31/2006        9.999169        12.548729         41,667.8792
  01/01/2007    to  12/31/2007       12.548729        15.831349        129,019.4942
  01/01/2008    to  11/07/2008       15.831349         7.673588              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.739175        12.453487        326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674        349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290        422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406        414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521        375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233        355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439        319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676        290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121        247,916.3210
  01/01/2014    to  12/31/2014       15.907121        14.501241        232,849.2120
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.473774         9.745818            721.8580
  01/01/2006    to  12/31/2006        9.745818        10.347836         47,013.5585
  01/01/2007    to  12/31/2007       10.347836        12.517002        171,605.1195
  01/01/2008    to  12/31/2008       12.517002         6.529188        237,067.1921
  01/01/2009    to  12/31/2009        6.529188        10.060277        209,708.3600
  01/01/2010    to  12/31/2010       10.060277        13.018869        156,688.1909
  01/01/2011    to  12/31/2011       13.018869        11.872277        141,041.5722
  01/01/2012    to  12/31/2012       11.872277        12.709614        141,502.5758
  01/01/2013    to  12/31/2013       12.709614        17.311028        127,620.3939
  01/01/2014    to  12/31/2014       17.311028        17.131719        114,326.2026
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.857040        22.653342          2,298.3577
  01/01/2014    to  12/31/2014       22.653342        22.669098          2,298.0176
============   ==== ==========       =========        =========        ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010        8.597730         8.962532             423.7785
  01/01/2011    to  12/31/2011        8.962532         8.175364             417.8516
  01/01/2012    to  12/31/2012        8.175364         9.787757             391.9855
  01/01/2013    to  04/26/2013        9.787757        10.383926               0.0000
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.006954        11.022786         377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492         307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146         453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536         360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779         356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833         366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210         334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784         314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777         282,266.8627
  01/01/2014    to  12/31/2014       13.560777        13.669977         263,234.5578
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.643672        11.817806         913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748       1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678       1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460       1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569       1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376       1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655         929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888         835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289         757,023.8462
  01/01/2014    to  12/31/2014       15.982289        16.314355         652,771.7255
============   ==== ==========       =========        =========       ==============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.602501        15.943751               0.0000
  01/01/2006    to  12/31/2006       15.943751        18.108614          12,647.2147
  01/01/2007    to  12/31/2007       18.108614        18.627029          43,910.5286
  01/01/2008    to  12/31/2008       18.627029        12.255741          40,489.3615
  01/01/2009    to  12/31/2009       12.255741        14.874933          36,364.6100
  01/01/2010    to  12/31/2010       14.874933        16.937377          32,804.3195
  01/01/2011    to  12/31/2011       16.937377        15.839749          29,573.4324
  01/01/2012    to  12/31/2012       15.839749        17.160018          30,044.6842
  01/01/2013    to  12/31/2013       17.160018        22.372736          28,571.8032
  01/01/2014    to  12/31/2014       22.372736        24.364359          27,565.6497
============   ==== ==========       =========        =========       ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.128746        11.129654       18,215.7000
  01/01/2010    to  12/31/2010       11.129654        12.216698       27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266       35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302       38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837       35,936.1431
  01/01/2014    to  12/31/2014       13.432837        13.744940       36,202.9927
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.122353        47.302031      275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274      249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710      227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831      192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478      173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212      158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096      136,858.1882
  01/01/2012    to  12/31/2012       43.263096        50.000256      114,977.9214
  01/01/2013    to  12/31/2013       50.000256        65.531408      103,876.7599
  01/01/2014    to  12/31/2014       65.531408        72.728080       92,191.0032
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.502136        19.153432        4,856.7965
  01/01/2006    to  04/30/2006       19.153432        20.451193        6,086.3064
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       39.324592        42.771169          415.7100
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE
 SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       28.050856        28.581938            0.0000
  01/01/2006    to  12/31/2006       28.581938        32.708386        4,201.0994
  01/01/2007    to  12/31/2007       32.708386        32.447434        9,112.1457
  01/01/2008    to  12/31/2008       32.447434        20.159670        4,462.3354
  01/01/2009    to  12/31/2009       20.159670        25.548992        4,474.6100
  01/01/2010    to  12/31/2010       25.548992        29.187145        4,099.5774
  01/01/2011    to  12/31/2011       29.187145        26.824117        4,060.5132
  01/01/2012    to  12/31/2012       26.824117        30.213045        4,005.9411
  01/01/2013    to  12/31/2013       30.213045        39.121373          749.1704
  01/01/2014    to  04/25/2014       39.121373        39.269572            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.311518         7.861642        400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477        360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551        269,065.5112
  01/01/2012    to  12/31/2012        9.476551        10.553502        246,687.1344
  01/01/2013    to  12/31/2013       10.553502        14.121510        220,644.8417
  01/01/2014    to  12/31/2014       14.121510        15.602339        194,176.7527
============   ==== ==========       =========        =========        ============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       11.176353        11.226432         36,127.3624
  01/01/2008    to  12/31/2008       11.226432         6.895398         52,772.8462
  01/01/2009    to  12/31/2009        6.895398         8.052427         80,100.6100
  01/01/2010    to  12/31/2010        8.052427         8.881524         77,192.5248
  01/01/2011    to  12/31/2011        8.881524         8.719926         70,422.0915
  01/01/2012    to  12/31/2012        8.719926         9.695846         54,180.4761
  01/01/2013    to  12/31/2013        9.695846        12.744980         45,303.6153
  01/01/2014    to  12/31/2014       12.744980        14.187524         36,956.2868
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       39.317626        40.782816         14,464.6486
  01/01/2007    to  12/31/2007       40.782816        42.398893         58,651.2698
  01/01/2008    to  12/31/2008       42.398893        40.053835         45,325.9607
  01/01/2009    to  12/31/2009       40.053835        42.889677         50,209.6100
  01/01/2010    to  12/31/2010       42.889677        45.458000         45,609.7115
  01/01/2011    to  12/31/2011       45.458000        47.391519         38,810.2359
  01/01/2012    to  12/31/2012       47.391519        49.852867         36,789.5096
  01/01/2013    to  12/31/2013       49.852867        48.395577         37,495.2377
  01/01/2014    to  12/31/2014       48.395577        50.694915         43,612.9172
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.505704        14.633870            961.1420
  01/01/2006    to  04/30/2006       14.633870        14.451038          6,898.8622
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.769871        12.267573         64,067.0300
  01/01/2010    to  12/31/2010       12.267573        14.400957         54,415.1631
  01/01/2011    to  12/31/2011       14.400957        12.847057         56,177.1249
  01/01/2012    to  12/31/2012       12.847057        14.393874         53,058.2219
  01/01/2013    to  12/31/2013       14.393874        18.927469         48,742.3229
  01/01/2014    to  12/31/2014       18.927469        20.193349         44,621.9833
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.488314        15.947865            0.0000
   01/01/2006                             to  12/31/2006       15.947865        16.584616       17,938.8803
   01/01/2007                             to  12/31/2007       16.584616        16.886828       77,792.1257
   01/01/2008                             to  12/31/2008       16.886828         9.128670       70,566.9097
   01/01/2009                             to  05/01/2009        9.128670         9.511479            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.829416        13.111624            0.0000
   01/01/2006                             to  12/31/2006       13.111624        13.730459            0.0000
   01/01/2007                             to  12/31/2007       13.730459        15.053622          773.0501
   01/01/2008                             to  12/31/2008       15.053622         8.458501        3,105.7753
   01/01/2009                             to  05/01/2009        8.458501         8.027381            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.397067        12.229700       60,509.0459
   01/01/2011                             to  12/31/2011       12.229700        11.982205       78,895.6719
   01/01/2012                             to  12/31/2012       11.982205        11.737740       68,312.9349
   01/01/2013                             to  12/31/2013       11.737740        11.499554       45,903.4073
   01/01/2014                             to  12/31/2014       11.499554        11.266202       81,442.5131
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.971984        12.003966          333.6018
   01/01/2006                             to  12/31/2006       12.003966        12.306133       21,697.6643
   01/01/2007                             to  12/31/2007       12.306133        12.647107       70,821.0225
   01/01/2008                             to  12/31/2008       12.647107        12.712443      188,446.7227
   01/01/2009                             to  12/31/2009       12.712443        12.482334       80,580.7100
   01/01/2010                             to  04/30/2010       12.482334        12.399156            0.0000
=============                            ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.462344        14.700418        1,066.9626
  01/01/2006    to  12/31/2006       14.700418        16.364583       26,280.0430
  01/01/2007    to  12/31/2007       16.364583        16.326625      128,192.3264
  01/01/2008    to  12/31/2008       16.326625         9.254985       91,712.3840
  01/01/2009    to  12/31/2009        9.254985        12.716466       81,191.1200
  01/01/2010    to  12/31/2010       12.716466        14.036228       75,395.9725
  01/01/2011    to  04/29/2011       14.036228        14.807615            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.821507         7.805540      145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653      132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200      158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787      108,372.8022
  01/01/2012    to  12/31/2012       11.428787        12.937464      318,997.0059
  01/01/2013    to  12/31/2013       12.937464        17.330845      292,973.1094
  01/01/2014    to  12/31/2014       17.330845        18.463725      249,743.9928
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.565469         4.676322            0.0000
  01/01/2006    to  12/31/2006        4.676322         4.701934        2,837.8638
  01/01/2007    to  12/31/2007        4.701934         5.372633       46,983.4995
  01/01/2008    to  04/25/2008        5.372633         5.115951            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.968328        25.728318          530.2200
  01/01/2010    to  12/31/2010       25.728318        32.065258          974.7019
  01/01/2011    to  12/31/2011       32.065258        31.522286        2,969.0266
  01/01/2012    to  12/31/2012       31.522286        35.285452        2,035.0012
  01/01/2013    to  12/31/2013       35.285452        48.634682        1,595.5368
  01/01/2014    to  12/31/2014       48.634682        49.316287        1,920.7285
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.677658        14.156467        2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492        5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654        5,850.9660
  01/01/2012    to  12/31/2012       13.950654        16.113009        7,710.1216
  01/01/2013    to  12/31/2013       16.113009        20.143494        6,625.1639
  01/01/2014    to  12/31/2014       20.143494        18.413529        7,814.3264
============   ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       37.508955        40.122198        8,444.6345
  01/01/2007    to  12/31/2007       40.122198        40.945082       16,858.1065
  01/01/2008    to  12/31/2008       40.945082        31.162460       16,632.7794
  01/01/2009    to  12/31/2009       31.162460        36.135101       14,888.6500
  01/01/2010    to  12/31/2010       36.135101        38.895098       12,608.8515
  01/01/2011    to  12/31/2011       38.895098        38.948309       11,580.7001
  01/01/2012    to  12/31/2012       38.948309        42.489030       10,621.5732
  01/01/2013    to  12/31/2013       42.489030        49.434230        7,750.4649
  01/01/2014    to  12/31/2014       49.434230        52.508497        9,038.8792
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.507571        22.822880            0.0000
  01/01/2006    to  04/30/2006       22.822880        23.473746        2,506.7389
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       12.717262        12.900477            0.0000
  01/01/2006    to  12/31/2006       12.900477        15.335629       27,637.2991
  01/01/2007    to  12/31/2007       15.335629        16.170322       78,116.3613
  01/01/2008    to  12/31/2008       16.170322        10.688265       94,014.8928
  01/01/2009    to  12/31/2009       10.688265        12.651473       90,863.7800
  01/01/2010    to  12/31/2010       12.651473        13.810946       88,287.0896
  01/01/2011    to  12/31/2011       13.810946        13.646548       79,775.4358
  01/01/2012    to  12/31/2012       13.646548        15.594182       75,512.7821
  01/01/2013    to  12/31/2013       15.594182        20.736985       82,197.5279
  01/01/2014    to  12/31/2014       20.736985        22.512138       80,166.2223
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.525847        18.964160          659.7503
  01/01/2006    to  04/30/2006       18.964160        19.845398        1,806.2822
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       19.854982        20.349193        2,993.4227
  01/01/2007    to  12/31/2007       20.349193        20.749143        8,469.5327
  01/01/2008    to  12/31/2008       20.749143        12.397610       14,208.4651
  01/01/2009    to  12/31/2009       12.397610        14.783606       14,764.4200
  01/01/2010    to  12/31/2010       14.783606        16.576606       15,047.3208
  01/01/2011    to  12/31/2011       16.576606        15.225896       12,129.1197
  01/01/2012    to  12/31/2012       15.225896        17.249203       11,237.1537
  01/01/2013    to  04/26/2013       17.249203        18.960153            0.0000
============   ==== ==========       =========        =========       ===========

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997754         6.570607       28,316.8258
   01/01/2009                             to  12/31/2009        6.570607         8.039157       42,413.6100
   01/01/2010                             to  12/31/2010        8.039157         8.744321       50,800.2267
   01/01/2011                             to  12/31/2011        8.744321         8.520387       65,427.9602
   01/01/2012                             to  12/31/2012        8.520387         9.508166       51,827.6338
   01/01/2013                             to  04/26/2013        9.508166        10.393854            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       17.041176        15.773456            0.0000
   01/01/2012                             to  12/31/2012       15.773456        16.958809            0.0000
   01/01/2013                             to  12/31/2013       16.958809        22.959878      111,264.8528
   01/01/2014                             to  12/31/2014       22.959878        22.426351       92,461.3622
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   11/07/2005                             to  12/31/2005       10.371187        10.827771          917.1950
   01/01/2006                             to  12/31/2006       10.827771        11.940901       24,581.1553
   01/01/2007                             to  04/27/2007       11.940901        13.162166            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.048968        15.060813      257,877.1651
   01/01/2008                             to  12/31/2008       15.060813         9.103133      239,026.6245
   01/01/2009                             to  12/31/2009        9.103133        12.196978      212,790.8400
   01/01/2010                             to  12/31/2010       12.196978        14.681252      179,992.5885
   01/01/2011                             to  12/31/2011       14.681252        13.624996      166,531.5671
   01/01/2012                             to  12/31/2012       13.624996        14.052564      153,775.5308
   01/01/2013                             to  04/26/2013       14.052564        15.205400            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.604668         8.303149       89,864.8713
   01/01/2014                             to  12/31/2014        8.303149         8.852627       69,190.9968
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.115350         5.733182       98,648.0421
   01/01/2012                             to  12/31/2012        5.733182         6.296846       93,981.8198
   01/01/2013                             to  04/26/2013        6.296846         6.571153            0.0000
=============                            ==== ==========       =========        =========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       14.114684         9.248071        4,197.6206
  01/01/2009    to  12/31/2009        9.248071        12.560912        3,892.3100
  01/01/2010    to  12/31/2010       12.560912        16.571946        3,190.1525
  01/01/2011    to  12/31/2011       16.571946        16.471301        2,885.2268
  01/01/2012    to  12/31/2012       16.471301        18.702366        3,362.3544
  01/01/2013    to  12/31/2013       18.702366        26.416671        2,228.0445
  01/01/2014    to  12/31/2014       26.416671        27.600766        1,879.3729
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.843732        15.381181       38,268.4717
  01/01/2007    to  12/31/2007       15.381181        15.723533       84,281.3315
  01/01/2008    to  12/31/2008       15.723533        15.348191       73,467.4776
  01/01/2009    to  12/31/2009       15.348191        15.688227       58,259.0900
  01/01/2010    to  12/31/2010       15.688227        16.263049       52,245.1932
  01/01/2011    to  12/31/2011       16.263049        16.811739       82,211.2194
  01/01/2012    to  12/31/2012       16.811739        17.195287       45,961.5821
  01/01/2013    to  12/31/2013       17.195287        16.747107       41,083.9137
  01/01/2014    to  12/31/2014       16.747107        16.893747       40,782.8636
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       19.174422        19.695440            0.0000
  01/01/2006    to  04/30/2006       19.695440        18.937521          405.0525
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       14.506776        14.680991       12,874.4648
  01/01/2006    to  04/30/2006       14.680991        14.499238            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       35.379369        21.773477          880.4370
  01/01/2009    to  12/31/2009       21.773477        28.155042       10,352.6200
  01/01/2010    to  12/31/2010       28.155042        30.894096       14,005.6226
  01/01/2011    to  12/31/2011       30.894096        29.047363       43,227.2173
  01/01/2012    to  12/31/2012       29.047363        32.114925       40,857.9085
  01/01/2013    to  12/31/2013       32.114925        42.066934       41,310.7165
  01/01/2014    to  12/31/2014       42.066934        45.596403       32,802.8342
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       19.341654        20.432885            0.0000
  01/01/2006    to  12/31/2006       20.432885        24.084955        5,847.9753
  01/01/2007    to  12/31/2007       24.084955        27.069915        9,054.6045
  01/01/2008    to  12/31/2008       27.069915        16.321653       13,392.5320
  01/01/2009    to  12/31/2009       16.321653        22.732475       11,692.9600
  01/01/2010    to  12/31/2010       22.732475        24.862694       11,267.8520
  01/01/2011    to  12/31/2011       24.862694        22.172331       11,315.1770
  01/01/2012    to  12/31/2012       22.172331        26.594179        8,104.9570
  01/01/2013    to  12/31/2013       26.594179        33.623340        7,213.7411
  01/01/2014    to  12/31/2014       33.623340        33.669331        6,284.0152
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005      118.999038       124.461886            0.0000
  01/01/2006    to  12/31/2006      124.461886       134.268801        2,570.4331
  01/01/2007    to  12/31/2007      134.268801       147.623069        2,921.1078
  01/01/2008    to  12/31/2008      147.623069        80.943794        5,256.3877
  01/01/2009    to  12/31/2009       80.943794       110.445207        6,821.8000
  01/01/2010    to  12/31/2010      110.445207       128.291433        8,229.5927
  01/01/2011    to  12/31/2011      128.291433       120.197488        7,903.7806
  01/01/2012    to  12/31/2012      120.197488       138.673283        7,050.6694
  01/01/2013    to  12/31/2013      138.673283       176.581005        6,622.0673
  01/01/2014    to  12/31/2014      176.581005       187.530669        3,147.8345
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/07/2005    to  12/31/2005       84.039554        86.560624            0.0000
  01/01/2006    to  12/31/2006       86.560624        97.605349        1,640.3037
  01/01/2007    to  12/31/2007       97.605349       100.334912        1,933.8169
  01/01/2008    to  12/31/2008      100.334912        61.027097        4,382.3233
  01/01/2009    to  12/31/2009       61.027097        78.389064        4,484.6600
  01/01/2010    to  12/31/2010       78.389064        85.489646        4,977.0938
  01/01/2011    to  12/31/2011       85.489646        82.143590        4,665.6575
  01/01/2012    to  12/31/2012       82.143590        94.441383        4,009.5903
  01/01/2013    to  12/31/2013       94.441383       123.398906        2,698.2896
  01/01/2014    to  12/31/2014      123.398906       133.618037        2,178.9777
============   ==== ==========      ==========       ==========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
 (FORMERLY TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       24.414197        25.514256          171.9310
  01/01/2006    to  12/31/2006       25.514256        30.328712        5,381.6059
  01/01/2007    to  12/31/2007       30.328712        34.267990        9,719.9313
  01/01/2008    to  12/31/2008       34.267990        19.994657       21,228.6250
  01/01/2009    to  12/31/2009       19.994657        26.818385       27,260.9600
  01/01/2010    to  12/31/2010       26.818385        28.455001       31,637.3184
  01/01/2011    to  12/31/2011       28.455001        24.888709       27,027.6013
  01/01/2012    to  12/31/2012       24.888709        28.797633       24,187.3110
  01/01/2013    to  12/31/2013       28.797633        34.659755       21,303.0541
  01/01/2014    to  12/31/2014       34.659755        30.146023       20,363.4147
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.096437        12.409547            0.0000
  01/01/2006    to  12/31/2006       12.409547        13.214025        5,031.4972
  01/01/2007    to  12/31/2007       13.214025        13.126040       11,038.1499
  01/01/2008    to  12/31/2008       13.126040         7.655157       23,269.3303
  01/01/2009    to  12/31/2009        7.655157        10.082240       23,011.6200
  01/01/2010    to  12/31/2010       10.082240        12.335968       23,293.2955
  01/01/2011    to  12/31/2011       12.335968        12.372403       20,560.2110
  01/01/2012    to  12/31/2012       12.372403        14.374899       17,801.6352
  01/01/2013    to  12/31/2013       14.374899        20.791791       15,149.9414
  01/01/2014    to  12/31/2014       20.791791        24.499833       10,857.7490
============   ==== ==========       =========        =========       ===========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       25.242798        25.447641            0.0000
  01/01/2006    to  12/31/2006       25.447641        28.593497        5,712.2629
  01/01/2007    to  12/31/2007       28.593497        30.339612        6,878.5602
  01/01/2008    to  12/31/2008       30.339612        20.988266        8,020.8299
  01/01/2009    to  12/31/2009       20.988266        25.084812        8,331.1400
  01/01/2010    to  12/31/2010       25.084812        27.651399       10,300.7659
  01/01/2011    to  12/31/2011       27.651399        27.769226        8,047.8052
  01/01/2012    to  12/31/2012       27.769226        31.509952        7,236.0823
  01/01/2013    to  12/31/2013       31.509952        40.092225        6,031.7549
  01/01/2014    to  12/31/2014       40.092225        43.553099        1,985.1653
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
 (FORMERLY LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP
GROWTH AND VALUE
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.080932        14.267853           0.0000
  01/01/2006    to  12/31/2006       14.267853        15.679177           0.0000
  01/01/2007    to  11/12/2007       15.679177        15.897784           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
  11/13/2007    to  12/31/2007       16.125012        16.081082         308.8976
  01/01/2008    to  12/31/2008       16.081082        11.104699         264.5935
  01/01/2009    to  05/01/2009       11.104699        10.850855           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
  05/02/2011    to  12/31/2011        9.417726         9.224842       5,890.1427
  01/01/2012    to  12/31/2012        9.224842        10.310073       1,843.7612
  01/01/2013    to  12/31/2013       10.310073        12.708514       1,761.7012
  01/01/2014    to  12/31/2014       12.708514        14.131312       1,667.5268
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE EQUITY INCOME SUB-ACCOUNT (CLASS I)
 (FORMERLY LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        7.862522         7.920994           0.0000
  01/01/2006    to  12/31/2006        7.920994         9.143257       4,662.1600
  01/01/2007    to  12/31/2007        9.143257         9.525187       5,124.8977
  01/01/2008    to  12/31/2008        9.525187         6.657340       7,130.3075
  01/01/2009    to  12/31/2009        6.657340         7.954349       7,050.8600
  01/01/2010    to  12/31/2010        7.954349         8.711872       6,220.9463
  01/01/2011    to  04/29/2011        8.711872         9.447645           0.0000
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       12.827045        12.975504         301.9291
  01/01/2006    to  12/31/2006       12.975504        13.283918       3,577.1857
  01/01/2007    to  12/31/2007       13.283918        13.689776       4,602.8462
  01/01/2008    to  12/31/2008       13.689776         8.401237       4,629.9354
  01/01/2009    to  12/31/2009        8.401237        11.707346       4,470.7100
  01/01/2010    to  12/31/2010       11.707346        12.585139       3,093.5002
  01/01/2011    to  12/31/2011       12.585139        12.237834       2,951.7142
  01/01/2012    to  12/31/2012       12.237834        14.413101         980.5909
  01/01/2013    to  12/31/2013       14.413101        19.446890         179.5976
  01/01/2014    to  12/31/2014       19.446890        21.696215         161.5202
============   ==== ==========       =========        =========       ==========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       13.429971        13.782878           0.0000
  01/01/2006    to  12/31/2006       13.782878        15.953826           0.0000
  01/01/2007    to  12/31/2007       15.953826        16.221703         364.3857
  01/01/2008    to  12/31/2008       16.221703        10.219924       3,169.2862
  01/01/2009    to  12/31/2009       10.219924        12.453229       3,099.3700
  01/01/2010    to  12/31/2010       12.453229        13.342031       3,061.5236
  01/01/2011    to  12/31/2011       13.342031        13.705577       2,982.8721
  01/01/2012    to  12/31/2012       13.705577        15.626330       4,080.2972
  01/01/2013    to  12/31/2013       15.626330        20.244757       3,389.0442
  01/01/2014    to  12/31/2014       20.244757        22.134071       3,337.0503
============   ==== ==========       =========        =========       ==========
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       11.333050        11.688951         270.1881
  01/01/2006    to  12/31/2006       11.688951        12.901674       2,529.6527
  01/01/2007    to  12/31/2007       12.901674        13.889702       3,587.8067
  01/01/2008    to  12/31/2008       13.889702         8.059253       2,437.4451
  01/01/2009    to  12/31/2009        8.059253        11.261775       2,181.0000
  01/01/2010    to  12/31/2010       11.261775        13.798208       2,804.7843
  01/01/2011    to  12/31/2011       13.798208        13.692539       2,293.6052
  01/01/2012    to  12/31/2012       13.692539        16.003117       2,248.0187
  01/01/2013    to  12/31/2013       16.003117        23.032480       1,878.5711
  01/01/2014    to  12/31/2014       23.032480        23.461836       1,837.1292
============   ==== ==========       =========        =========       ==========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/07/2005    to  12/31/2005       14.314032        14.476571           0.0000
  01/01/2006    to  12/31/2006       14.476571        15.677514       1,353.5967
  01/01/2007    to  12/31/2007       15.677514        15.332099       2,948.5161
  01/01/2008    to  12/31/2008       15.332099        10.379781       4,510.0825
  01/01/2009    to  12/31/2009       10.379781        15.803240       3,249.2600
  01/01/2010    to  12/31/2010       15.803240        17.775093       3,932.6265
  01/01/2011    to  12/31/2011       17.775093        17.695798       3,258.0848
  01/01/2012    to  12/31/2012       17.695798        20.491452       2,079.4702
  01/01/2013    to  12/31/2013       20.491452        21.313075       1,165.2683
  01/01/2014    to  12/31/2014       21.313075        20.619297       1,103.6114
============   ==== ==========       =========        =========       ==========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       14.557168        14.762300            0.0000
  01/01/2006    to  12/31/2006       14.762300        15.867183        1,767.6075
  01/01/2007    to  12/31/2007       15.867183        15.946781        3,171.0739
  01/01/2008    to  12/31/2008       15.946781        11.829338        8,449.8024
  01/01/2009    to  12/31/2009       11.829338        17.042356        8,042.7200
  01/01/2010    to  12/31/2010       17.042356        19.366061        6,994.6201
  01/01/2011    to  12/31/2011       19.366061        19.429180        4,915.1045
  01/01/2012    to  12/31/2012       19.429180        22.207627        4,338.2348
  01/01/2013    to  12/31/2013       22.207627        23.857559        3,732.2799
  01/01/2014    to  12/31/2014       23.857559        24.146525        2,971.2005
============   ==== ==========      ==========       ==========      ============
BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - MERCURY LARGE-CAP CORE SUB-ACCOUNT)
  11/07/2005    to  12/31/2005        9.326608         9.542188            0.0000
  01/01/2006    to  12/31/2006        9.542188        10.670430          713.6091
  01/01/2007    to  04/27/2007       10.670430        11.168659            0.0000
============   ==== ==========      ==========       ==========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       13.251445        14.158993       91,971.6131
  01/01/2006    to  12/31/2006       14.158993        19.067100      153,556.1189
  01/01/2007    to  12/31/2007       19.067100        15.859122      113,099.7285
  01/01/2008    to  12/31/2008       15.859122         9.052459       94,036.5642
  01/01/2009    to  12/31/2009        9.052459        11.937341      115,465.4300
  01/01/2010    to  12/31/2010       11.937341        13.565479      100,174.2312
  01/01/2011    to  12/31/2011       13.565479        12.535725       96,412.9080
  01/01/2012    to  12/31/2012       12.535725        15.456164       95,747.4485
  01/01/2013    to  12/31/2013       15.456164        15.663731       76,006.1694
  01/01/2014    to  12/31/2014       15.663731        17.364568       80,851.5198
============   ==== ==========      ==========       ==========      ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
  04/28/2014    to  12/31/2014      158.214373       177.364434          548.4392
============   ==== ==========      ==========       ==========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS A))
  11/07/2005    to  12/31/2005       96.796412        100.446753           0.0000
  01/01/2006    to  12/31/2006      100.446753        101.339546         183.4878
  01/01/2007    to  12/31/2007      101.339546        129.385533         346.5941
  01/01/2008    to  12/31/2008      129.385533         73.623943       1,258.3167
  01/01/2009    to  12/31/2009       73.623943        103.195724         968.5800
  01/01/2010    to  12/31/2010      103.195724        110.780735       1,699.0522
  01/01/2011    to  12/31/2011      110.780735        100.487080         940.0620
  01/01/2012    to  12/31/2012      100.487080        120.795700         691.1253
  01/01/2013    to  12/31/2013      120.795700        152.645437         594.7762
  01/01/2014    to  04/25/2014      152.645437        158.693249           0.0000
============   ==== ==========      ==========        ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.992327          7.208270     271,559.8422
  01/01/2012    to  12/31/2012        7.208270          8.359733     300,379.2576
  01/01/2013    to  12/31/2013        8.359733         11.913154     271,901.4740
  01/01/2014    to  12/31/2014       11.913154         13.862652     259,187.1104
============   ==== ==========      ==========        ==========     ============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245793         10.612431           0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037      41,083.6040
  01/01/2007    to  12/31/2007       11.071037         10.194281      55,696.8178
  01/01/2008    to  12/31/2008       10.194281          4.527670      61,456.5442
  01/01/2009    to  12/31/2009        4.527670          6.113936      84,855.2800
  01/01/2010    to  12/31/2010        6.113936          6.422871      90,928.8520
  01/01/2011    to  04/29/2011        6.422871          6.812825           0.0000
============   ==== ==========      ==========        ==========     ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       11.150037         15.296553         957.4900
  01/01/2010    to  12/31/2010       15.296553         17.467660      10,300.9768
  01/01/2011    to  12/31/2011       17.467660         14.705617      16,288.8693
  01/01/2012    to  12/31/2012       14.705617         18.632911      16,281.4813
  01/01/2013    to  12/31/2013       18.632911         23.854136      16,432.6776
  01/01/2014    to  12/31/2014       23.854136         22.057241       7,919.5302
============   ==== ==========      ==========        ==========     ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.105122        10.423314       47,918.1784
  01/01/2006    to  12/31/2006       10.423314        11.839967       81,364.7814
  01/01/2007    to  12/31/2007       11.839967        11.297995       94,063.7573
  01/01/2008    to  12/31/2008       11.297995         7.086015       68,141.8923
  01/01/2009    to  12/31/2009        7.086015         8.778122       71,201.6400
  01/01/2010    to  12/31/2010        8.778122         9.867669       63,779.1988
  01/01/2011    to  12/31/2011        9.867669         9.514947       78,802.7990
  01/01/2012    to  12/31/2012        9.514947        11.027999       59,934.5295
  01/01/2013    to  12/31/2013       11.027999        14.613184       84,882.7249
  01/01/2014    to  12/31/2014       14.613184        15.634212       74,151.7523
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       22.787748        23.526005            0.0000
  01/01/2006    to  12/31/2006       23.526005        25.830613        1,894.4947
  01/01/2007    to  12/31/2007       25.830613        25.429778        4,397.2138
  01/01/2008    to  12/31/2008       25.429778        15.236806        7,267.4154
  01/01/2009    to  12/31/2009       15.236806        18.869671       10,351.5300
  01/01/2010    to  12/31/2010       18.869671        23.183243       22,977.3034
  01/01/2011    to  12/31/2011       23.183243        21.851889       25,709.0963
  01/01/2012    to  12/31/2012       21.851889        24.527713       15,784.2332
  01/01/2013    to  12/31/2013       24.527713        31.281278       13,048.3282
  01/01/2014    to  12/31/2014       31.281278        33.568274        8,701.8422
============   ==== ==========       =========        =========       ===========
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY NEUBERGER BERMAN MID CAP VALUE SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       21.380997        22.828220          713.6012
  01/01/2011    to  12/31/2011       22.828220        20.852293        1,258.1096
  01/01/2012    to  04/27/2012       20.852293        23.003284            0.0000
============   ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.331290        14.195093            0.0000
  01/01/2007    to  12/31/2007       14.195093        15.475581        1,355.3700
  01/01/2008    to  12/31/2008       15.475581         9.298531        7,006.7443
  01/01/2009    to  12/31/2009        9.298531        12.214161        8,532.5300
  01/01/2010    to  12/31/2010       12.214161        15.119139        8,834.7974
  01/01/2011    to  12/31/2011       15.119139        14.672955        6,304.1679
  01/01/2012    to  12/31/2012       14.672955        17.017140        6,133.4733
  01/01/2013    to  12/31/2013       17.017140        23.406935        5,547.0275
  01/01/2014    to  12/31/2014       23.406935        24.783477        4,854.0347
============   ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - STYLE FOCUS SERIES: SMALL CAP GROWTH
SUB-ACCOUNT))
  11/07/2005    to  12/31/2005       11.126389        11.366890            0.0000
  01/01/2006    to  04/30/2006       11.366890        12.971968            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       10.938626        11.187058            0.0000
  01/01/2006    to  12/31/2006       11.187058        13.603159        6,142.1621
  01/01/2007    to  12/31/2007       13.603159        13.182865       12,190.3032
  01/01/2008    to  12/31/2008       13.182865         9.647463       15,871.9553
  01/01/2009    to  12/31/2009        9.647463        12.189138       23,960.9800
  01/01/2010    to  12/31/2010       12.189138        14.260351       22,370.5099
  01/01/2011    to  12/31/2011       14.260351        12.544925       15,038.4494
  01/01/2012    to  12/31/2012       12.544925        14.199017       12,050.4937
  01/01/2013    to  12/31/2013       14.199017        18.517947        9,038.9433
  01/01/2014    to  12/31/2014       18.517947        18.968155        7,827.0807
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055        10.170970        5,138.8553
  01/01/2011    to  12/31/2011       10.170970        10.155004       25,930.3640
  01/01/2012    to  12/31/2012       10.155004        10.666415       60,987.3199
  01/01/2013    to  12/31/2013       10.666415        10.840018       81,314.4038
  01/01/2014    to  12/31/2014       10.840018        10.687534       48,860.7242
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  11/13/2006    to  12/31/2006       17.331827        17.701553      310,086.3910
  01/01/2007    to  12/31/2007       17.701553        16.799572      286,296.7801
  01/01/2008    to  12/31/2008       16.799572        11.537811      230,164.8946
  01/01/2009    to  12/31/2009       11.537811        14.279284      204,887.2500
  01/01/2010    to  12/31/2010       14.279284        16.756599      193,166.5364
  01/01/2011    to  12/31/2011       16.756599        14.927231      177,605.1706
  01/01/2012    to  12/31/2012       14.927231        17.235731      152,007.3014
  01/01/2013    to  12/31/2013       17.235731        22.342902      129,615.2833
  01/01/2014    to  12/31/2014       22.342902        22.242725      117,672.8329
============   ==== ==========       =========        =========      ============
METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) AND BEFORE THAT LAZARD
RETIREMENT
 SERIES, INC. - LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       16.098800        16.308514            0.0000
  01/01/2006    to  11/12/2006       16.308514        18.066827          333.2257
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        6.159050         6.066196        104,530.9389
  01/01/2009    to  12/31/2009        6.066196        10.030731        134,596.1900
  01/01/2010    to  12/31/2010       10.030731        12.140074        212,420.3754
  01/01/2011    to  12/31/2011       12.140074         9.659757        134,510.1148
  01/01/2012    to  12/31/2012        9.659757        11.239572        112,551.4583
  01/01/2013    to  12/31/2013       11.239572        10.452519        106,486.7428
  01/01/2014    to  12/31/2014       10.452519         9.563007        108,137.6646
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING
MARKETS
 SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005        9.066518         9.901290            163.0146
  01/01/2006    to  12/31/2006        9.901290        12.413508          6,589.4950
  01/01/2007    to  12/31/2007       12.413508        15.645024         10,227.4583
  01/01/2008    to  11/07/2008       15.645024         7.576769              0.0000
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.871634        12.592178        225,156.9534
  01/01/2006    to  12/31/2006       12.592178        15.599096        285,148.9665
  01/01/2007    to  12/31/2007       15.599096        17.294487        304,624.6876
  01/01/2008    to  12/31/2008       17.294487         9.754781        200,562.3480
  01/01/2009    to  12/31/2009        9.754781        12.560971        207,055.9400
  01/01/2010    to  12/31/2010       12.560971        13.696086        180,873.9585
  01/01/2011    to  12/31/2011       13.696086        11.968950        172,416.5102
  01/01/2012    to  12/31/2012       11.968950        13.670111        160,097.1685
  01/01/2013    to  12/31/2013       13.670111        15.955932        124,402.3443
  01/01/2014    to  12/31/2014       15.955932        14.531189        119,854.9860
============   ==== ==========       =========        =========        ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005        9.428992         9.698340            530.1051
  01/01/2006    to  12/31/2006        9.698340        10.287157         10,048.2893
  01/01/2007    to  12/31/2007       10.287157        12.431099         14,690.6958
  01/01/2008    to  12/31/2008       12.431099         6.477856         26,795.5055
  01/01/2009    to  12/31/2009        6.477856         9.971211         30,444.1000
  01/01/2010    to  12/31/2010        9.971211        12.890729         28,029.4884
  01/01/2011    to  12/31/2011       12.890729        11.743689         14,460.6749
  01/01/2012    to  12/31/2012       11.743689        12.559322         13,380.8499
  01/01/2013    to  12/31/2013       12.559322        17.089240         14,204.7123
  01/01/2014    to  12/31/2014       17.089240        16.895317          9,742.4269
============   ==== ==========       =========        =========        ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.538527        22.274970            582.5422
  01/01/2014    to  12/31/2014       22.274970        22.268177            579.3559
============   ==== ==========       =========        =========        ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B))
  05/03/2010    to  12/31/2010       12.956964        13.497778            0.0000
  01/01/2011    to  12/31/2011       13.497778        12.299992          707.1631
  01/01/2012    to  12/31/2012       12.299992        14.711077          702.4887
  01/01/2013    to  04/26/2013       14.711077        15.602162            0.0000
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.979210        10.993406      397,474.2448
  01/01/2006    to  12/31/2006       10.993406        10.801814      441,795.0709
  01/01/2007    to  12/31/2007       10.801814        11.712300      434,463.0257
  01/01/2008    to  12/31/2008       11.712300        10.672796      475,293.6726
  01/01/2009    to  12/31/2009       10.672796        12.331203      492,407.0500
  01/01/2010    to  12/31/2010       12.331203        13.005643      486,017.5118
  01/01/2011    to  12/31/2011       13.005643        14.147999      427,428.1004
  01/01/2012    to  12/31/2012       14.147999        15.109869      437,381.3340
  01/01/2013    to  12/31/2013       15.109869        13.416761      344,755.2619
  01/01/2014    to  12/31/2014       13.416761        13.511281      308,030.8313
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       11.774892        11.949254      470,252.5060
  01/01/2006    to  12/31/2006       11.949254        12.224156      530,693.2174
  01/01/2007    to  12/31/2007       12.224156        12.867717      552,148.3986
  01/01/2008    to  12/31/2008       12.867717        12.644921      532,678.5398
  01/01/2009    to  12/31/2009       12.644921        14.607287      524,893.7300
  01/01/2010    to  12/31/2010       14.607287        15.464763      542,082.1196
  01/01/2011    to  12/31/2011       15.464763        15.616471      485,081.3039
  01/01/2012    to  12/31/2012       15.616471        16.699459      491,561.5841
  01/01/2013    to  12/31/2013       16.699459        16.031177      379,907.5868
  01/01/2014    to  12/31/2014       16.031177        16.347902      366,996.5407
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       15.420041        15.755011            0.0000
  01/01/2006    to  12/31/2006       15.755011        17.876413        5,104.3550
  01/01/2007    to  12/31/2007       17.876413        18.369697        7,335.8456
  01/01/2008    to  12/31/2008       18.369697        12.074286        4,297.6019
  01/01/2009    to  12/31/2009       12.074286        14.640047       10,556.9100
  01/01/2010    to  12/31/2010       14.640047        16.653275       10,320.2055
  01/01/2011    to  12/31/2011       16.653275        15.558518       10,634.2651
  01/01/2012    to  12/31/2012       15.558518        16.838410        6,293.3024
  01/01/2013    to  12/31/2013       16.838410        21.931505        5,721.5427
  01/01/2014    to  12/31/2014       21.931505        23.859976        5,062.9462
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/04/2009    to  12/31/2009        9.121294        11.113236        5,474.7800
  01/01/2010    to  12/31/2010       11.113236        12.186489       37,474.1128
  01/01/2011    to  12/31/2011       12.186489        12.340332       24,540.0425
  01/01/2012    to  12/31/2012       12.340332        13.459890       24,500.9270
  01/01/2013    to  12/31/2013       13.459890        13.359447       12,552.8657
  01/01/2014    to  12/31/2014       13.359447        13.656181       11,870.9380
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       46.642724        47.828763      183,199.4712
  01/01/2006    to  12/31/2006       47.828763        55.140128      188,111.0646
  01/01/2007    to  12/31/2007       55.140128        55.969125      196,659.7944
  01/01/2008    to  12/31/2008       55.969125        34.873955      167,284.0181
  01/01/2009    to  12/31/2009       34.873955        40.409933      158,947.5300
  01/01/2010    to  12/31/2010       40.409933        46.282060      152,811.5124
  01/01/2011    to  12/31/2011       46.282060        43.482842      138,550.7648
  01/01/2012    to  12/31/2012       43.482842        50.203734      122,697.9049
  01/01/2013    to  12/31/2013       50.203734        65.732361      102,966.6649
  01/01/2014    to  12/31/2014       65.732361        72.878183       94,600.5249
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B) AND BEFORE THAT
FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  11/07/2005    to  12/31/2005       18.336322        18.979026            0.0000
  01/01/2006    to  04/30/2006       18.979026        20.258425        3,699.2635
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
  04/28/2014    to  12/31/2014       38.530155        41.878760        1,013.4272
============   ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE ALL CAP
VALUE
 SUB-ACCOUNT (CLASS I))
  11/07/2005    to  12/31/2005       27.718231        28.238912            0.0000
  01/01/2006    to  12/31/2006       28.238912        32.283633          660.2462
  01/01/2007    to  12/31/2007       32.283633        31.993877        1,021.1683
  01/01/2008    to  12/31/2008       31.993877        19.857893        1,050.7639
  01/01/2009    to  12/31/2009       19.857893        25.141374        1,078.8600
  01/01/2010    to  12/31/2010       25.141374        28.692799        1,098.7034
  01/01/2011    to  12/31/2011       28.692799        26.343472        1,166.4481
  01/01/2012    to  12/31/2012       26.343472        29.641867        1,125.2497
  01/01/2013    to  12/31/2013       29.641867        38.343442        1,016.3590
  01/01/2014    to  04/25/2014       38.343442        38.476562            0.0000
============   ==== ==========       =========        =========      ============

                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        6.360581         7.917536        325,492.4700
  01/01/2010    to  12/31/2010        7.917536         9.894508        314,361.3673
  01/01/2011    to  12/31/2011        9.894508         9.524882        254,882.0337
  01/01/2012    to  12/31/2012        9.524882        10.596666        266,377.1582
  01/01/2013    to  12/31/2013       10.596666        14.165106        209,708.3748
  01/01/2014    to  12/31/2014       14.165106        15.634863        167,002.9930
============   ==== ==========       =========        =========        ============
WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS E)
 (FORMERLY BLACKROCK LARGE CAP CORE SUB-ACCOUNT (CLASS E))
  04/30/2007    to  12/31/2007       11.074972        11.117130          2,442.6904
  01/01/2008    to  12/31/2008       11.117130         6.821401          2,379.5865
  01/01/2009    to  12/31/2009        6.821401         7.958050          2,984.6600
  01/01/2010    to  12/31/2010        7.958050         8.768663          4,474.0531
  01/01/2011    to  12/31/2011        8.768663         8.600529          5,856.5464
  01/01/2012    to  12/31/2012        8.600529         9.553479          3,916.0960
  01/01/2013    to  12/31/2013        9.553479        12.545298          1,944.6818
  01/01/2014    to  12/31/2014       12.545298        13.951284          1,727.6279
============   ==== ==========       =========        =========        ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
  05/01/2006    to  12/31/2006       38.435316        39.841203          5,306.8876
  01/01/2007    to  12/31/2007       39.841203        41.378349          8,964.9815
  01/01/2008    to  12/31/2008       41.378349        39.050554          8,090.8615
  01/01/2009    to  12/31/2009       39.050554        41.773578         12,116.9000
  01/01/2010    to  12/31/2010       41.773578        44.230823         13,610.3719
  01/01/2011    to  12/31/2011       44.230823        46.066190          9,768.8412
  01/01/2012    to  12/31/2012       46.066190        48.410015          8,426.2952
  01/01/2013    to  12/31/2013       48.410015        46.947917          7,569.2204
  01/01/2014    to  12/31/2014       46.947917        49.129325          7,560.8558
============   ==== ==========       =========        =========        ============
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
 (FORMERLY TRAVELERS SERIES TRUST - TRAVELERS MANAGED INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.341271        14.465883              0.0000
  01/01/2006    to  04/30/2006       14.465883        14.280532          1,588.4822
============   ==== ==========       =========        =========        ============
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009        9.646658        12.104881            362.2700
  01/01/2010    to  12/31/2010       12.104881        14.195784          1,338.1604
  01/01/2011    to  12/31/2011       14.195784        12.651384          2,084.2287
  01/01/2012    to  12/31/2012       12.651384        14.160403          2,756.7118
  01/01/2013    to  12/31/2013       14.160403        18.601858          2,170.3179
  01/01/2014    to  12/31/2014       18.601858        19.826120          2,015.4465
============   ==== ==========       =========        =========        ============

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT FI LARGE CAP
 SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - LARGE CAP SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       15.346539        15.799587            0.0000
   01/01/2006                             to  12/31/2006       15.799587        16.414035          184.3905
   01/01/2007                             to  12/31/2007       16.414035        16.696335          333.0638
   01/01/2008                             to  12/31/2008       16.696335         9.016618          340.7786
   01/01/2009                             to  05/01/2009        9.016618         9.391600            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
 (FORMERLY BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND BEFORE THAT MET/AIM
 CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       12.700623        12.978111            0.0000
   01/01/2006                             to  12/31/2006       12.978111        13.577094          562.4286
   01/01/2007                             to  12/31/2007       13.577094        14.870516            0.0000
   01/01/2008                             to  12/31/2008       14.870516         8.347216        2,675.6084
   01/01/2009                             to  05/01/2009        8.347216         7.919133            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       12.201617        12.028909        9,098.7270
   01/01/2011                             to  12/31/2011       12.028909        11.773727       24,941.8710
   01/01/2012                             to  12/31/2012       11.773727        11.521922        7,961.6290
   01/01/2013                             to  12/31/2013       11.521922        11.276831        5,470.0042
   01/01/2014                             to  12/31/2014       11.276831        11.036954        5,660.2472
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/07/2005                             to  12/31/2005       11.836240        11.866136            0.0000
   01/01/2006                             to  12/31/2006       11.866136        12.152707        2,554.1082
   01/01/2007                             to  12/31/2007       12.152707        12.476878        2,491.2259
   01/01/2008                             to  12/31/2008       12.476878        12.528764       11,435.3778
   01/01/2009                             to  12/31/2009       12.528764        12.289682       19,450.1000
   01/01/2010                             to  04/30/2010       12.289682        12.203773            0.0000
=============                            ==== ==========       =========        =========       ===========

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON CLEARBRIDGE
VARIABLE CAPITAL
 SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       14.417540        14.652747            0.0000
  01/01/2006    to  12/31/2006       14.652747        16.295258          490.9051
  01/01/2007    to  12/31/2007       16.295258        16.241119          789.6004
  01/01/2008    to  12/31/2008       16.241119         9.197253          747.9861
  01/01/2009    to  12/31/2009        9.197253        12.624509          721.9500
  01/01/2010    to  12/31/2010       12.624509        13.920806          718.6780
  01/01/2011    to  04/29/2011       13.920806        14.681062            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       11.839437         7.812070      230,599.2334
  01/01/2009    to  12/31/2009        7.812070        10.670910      241,000.4300
  01/01/2010    to  12/31/2010       10.670910        11.625674      237,784.9424
  01/01/2011    to  12/31/2011       11.625674        11.404118      216,737.3804
  01/01/2012    to  12/31/2012       11.404118        12.896570      330,155.4823
  01/01/2013    to  12/31/2013       12.896570        17.258806      273,187.9462
  01/01/2014    to  12/31/2014       17.258806        18.368596      244,268.6987
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - STRATEGIC GROWTH SUB-ACCOUNT (CLASS
II))
  11/07/2005    to  12/31/2005        4.542040         4.651647            0.0000
  01/01/2006    to  12/31/2006        4.651647         4.672460        7,229.3575
  01/01/2007    to  12/31/2007        4.672460         5.333591        9,696.2008
  01/01/2008    to  04/25/2008        5.333591         5.077159            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       20.655682        25.328004          536.3600
  01/01/2010    to  12/31/2010       25.328004        31.534832        3,004.9464
  01/01/2011    to  12/31/2011       31.534832        30.969906        4,353.0645
  01/01/2012    to  12/31/2012       30.969906        34.632300        3,660.8632
  01/01/2013    to  12/31/2013       34.632300        47.686758        4,053.3042
  01/01/2014    to  12/31/2014       47.686758        48.306727        1,956.5580
============   ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       10.672207        14.139917        1,231.8400
  01/01/2010    to  12/31/2010       14.139917        16.965664       16,512.0533
  01/01/2011    to  12/31/2011       16.965664        13.906530        9,931.1090
  01/01/2012    to  12/31/2012       13.906530        16.045912        9,839.7640
  01/01/2013    to  12/31/2013       16.045912        20.039580        8,750.5964
  01/01/2014    to  12/31/2014       20.039580        18.300219        8,138.7315
============   ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
  05/01/2006    to  12/31/2006       36.802496        39.340431        1,529.8957
  01/01/2007    to  12/31/2007       39.340431        40.106933        2,519.2902
  01/01/2008    to  12/31/2008       40.106933        30.493922        3,619.3731
  01/01/2009    to  12/31/2009       30.493922        35.324545        3,394.3300
  01/01/2010    to  12/31/2010       35.324545        37.984646        5,058.9691
  01/01/2011    to  12/31/2011       37.984646        37.998681        4,569.5003
  01/01/2012    to  12/31/2012       37.998681        41.411425        4,000.1330
  01/01/2013    to  12/31/2013       41.411425        48.132339        3,839.7713
  01/01/2014    to  12/31/2014       48.132339        51.074540        3,992.8340
============   ==== ==========       =========        =========        ==========
MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
 (FORMERLY TRAVELERS SERIES TRUST - MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       22.252414        22.560871            0.0000
  01/01/2006    to  04/30/2006       22.560871        23.196767            0.0000
============   ==== ==========       =========        =========        ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
  11/07/2005    to  12/31/2005       12.624688        12.804709          431.9240
  01/01/2006    to  12/31/2006       12.804709        15.206616        1,994.5241
  01/01/2007    to  12/31/2007       15.206616        16.018174        7,193.5390
  01/01/2008    to  12/31/2008       16.018174        10.577059        9,005.5034
  01/01/2009    to  12/31/2009       10.577059        12.507324        2,262.1900
  01/01/2010    to  12/31/2010       12.507324        13.639949        3,619.1576
  01/01/2011    to  12/31/2011       13.639949        13.464140        5,288.2289
  01/01/2012    to  12/31/2012       13.464140        15.370284        3,825.9459
  01/01/2013    to  12/31/2013       15.370284        20.418835        8,959.3196
  01/01/2014    to  12/31/2014       20.418835        22.144597        7,996.6028
============   ==== ==========       =========        =========        ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D) AND BEFORE THAT TRAVELERS SERIES
TRUST - EQUITY
 INCOME SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.356295        18.787867          210.3046
  01/01/2006    to  04/30/2006       18.787867        19.654559          213.2668
============   ==== ==========       =========        =========        ==========
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS A)
 (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))
  05/01/2006    to  12/31/2006       19.663836        20.139926            0.0000
  01/01/2007    to  12/31/2007       20.139926        20.515121          248.6681
  01/01/2008    to  12/31/2008       20.515121        12.245456        2,247.1777
  01/01/2009    to  12/31/2009       12.245456        14.587566        6,629.1300
  01/01/2010    to  12/31/2010       14.587566        16.340453        6,176.3151
  01/01/2011    to  12/31/2011       16.340453        14.994003        5,986.4738
  01/01/2012    to  12/31/2012       14.994003        16.969429        5,776.1000
  01/01/2013    to  04/26/2013       16.969429        18.646702            0.0000
============   ==== ==========       =========        =========        ==========

                                   2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   04/28/2008                             to  12/31/2008        9.997644         6.566075        3,281.7798
   01/01/2009                             to  12/31/2009        6.566075         8.025581        6,190.6700
   01/01/2010                             to  12/31/2010        8.025581         8.720835       25,015.4388
   01/01/2011                             to  12/31/2011        8.720835         8.489024       17,055.3562
   01/01/2012                             to  12/31/2012        8.489024         9.463651       28,094.4457
   01/01/2013                             to  04/26/2013        9.463651        10.341904            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011       16.857556        15.593139            0.0000
   01/01/2012                             to  12/31/2012       15.593139        16.748097            0.0000
   01/01/2013                             to  12/31/2013       16.748097        22.651961      100,697.7171
   01/01/2014                             to  12/31/2014       22.651961        22.103464       85,473.7978
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B) AND BEFORE THAT PIONEER MID-CAP VALUE SUB-ACCOUNT
 (CLASS A))
   11/07/2005                             to  12/31/2005       10.365425        10.820183            0.0000
   01/01/2006                             to  12/31/2006       10.820183        11.920639        2,985.5779
   01/01/2007                             to  04/27/2007       11.920639        13.135553            0.0000
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   04/30/2007                             to  12/31/2007       17.153960        15.143385      161,946.0384
   01/01/2008                             to  12/31/2008       15.143385         9.143843      131,131.9405
   01/01/2009                             to  12/31/2009        9.143843        12.239277      162,548.7100
   01/01/2010                             to  12/31/2010       12.239277        14.717456      170,881.9162
   01/01/2011                             to  12/31/2011       14.717456        13.644963      151,184.9514
   01/01/2012                             to  12/31/2012       13.644963        14.059012      144,173.3875
   01/01/2013                             to  04/26/2013       14.059012        15.207541            0.0000
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.629571         8.328847      172,178.0977
   01/01/2014                             to  12/31/2014        8.328847         8.871148      169,991.5461
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   05/02/2011                             to  12/31/2011        7.156446         5.762466      205,934.1216
   01/01/2012                             to  12/31/2012        5.762466         6.322650      151,217.6505
   01/01/2013                             to  04/26/2013        6.322650         6.595984            0.0000
=============                            ==== ==========       =========        =========      ============

                      2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.957945         9.139162        5,240.9594
  01/01/2009    to  12/31/2009        9.139162        12.400581        4,836.7400
  01/01/2010    to  12/31/2010       12.400581        16.344087        4,133.0527
  01/01/2011    to  12/31/2011       16.344087        16.228616        2,685.9356
  01/01/2012    to  12/31/2012       16.228616        18.408297        2,526.3755
  01/01/2013    to  12/31/2013       18.408297        25.975344        2,377.1285
  01/01/2014    to  12/31/2014       25.975344        27.112525        2,051.6341
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       14.673908        15.195131        5,293.3002
  01/01/2007    to  12/31/2007       15.195131        15.517732        8,194.2450
  01/01/2008    to  12/31/2008       15.517732        15.132120       16,685.5741
  01/01/2009    to  12/31/2009       15.132120        15.451911       11,922.7000
  01/01/2010    to  12/31/2010       15.451911        16.002065       11,743.0348
  01/01/2011    to  12/31/2011       16.002065        16.525463       14,053.6734
  01/01/2012    to  12/31/2012       16.525463        16.885496       11,073.7877
  01/01/2013    to  12/31/2013       16.885496        16.428951       12,306.6518
  01/01/2014    to  12/31/2014       16.428951        16.556241        5,664.2452
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS A)
 (FORMERLY TRAVELERS SERIES TRUST - U.S. GOVERNMENT SECURITIES SUB-ACCOUNT)
  11/07/2005    to  12/31/2005       18.911684        19.422743            0.0000
  01/01/2006    to  04/30/2006       19.422743        18.669279        2,912.1234
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
 (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       14.347682        14.517878        4,547.7663
  01/01/2006    to  04/30/2006       14.517878        14.333510            0.0000
============   ==== ==========       =========        =========       ===========
WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A)
 (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS A))
  04/28/2008    to  12/31/2008       34.904997        21.466933        2,878.4542
  01/01/2009    to  12/31/2009       21.466933        27.730903        6,912.7000
  01/01/2010    to  12/31/2010       27.730903        30.398303        7,723.0551
  01/01/2011    to  12/31/2011       30.398303        28.552687        6,686.9959
  01/01/2012    to  12/31/2012       28.552687        31.536293        6,187.9061
  01/01/2013    to  12/31/2013       31.536293        41.267734        5,100.4325
  01/01/2014    to  12/31/2014       41.267734        44.685436        4,622.1417
============   ==== ==========       =========        =========       ===========

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                                                                   AMERICAN FUNDS
                                                    ALGER             AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                              SMALL CAP GROWTH             BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------    -------------------
ASSETS:
   Investments at fair value..............   $        57,195,868   $        151,245,977   $       312,209,262    $       122,112,150
   Due from MetLife Insurance
     Company USA..........................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------    -------------------
        Total Assets......................            57,195,868            151,245,977           312,209,262            122,112,150
                                             -------------------   --------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees...........................                    --                     31                    74                     79
   Due to MetLife Insurance
     Company USA..........................                    --                     --                     1                      1
                                             -------------------   --------------------   -------------------    -------------------
        Total Liabilities.................                    --                     31                    75                     80
                                             -------------------   --------------------   -------------------    -------------------

NET ASSETS................................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        57,195,868   $        151,229,105   $       312,200,050    $       122,103,236
   Net assets from contracts in payout....                    --                 16,841                 9,137                  8,834
                                             -------------------   --------------------   -------------------    -------------------
        Total Net Assets..................   $        57,195,868   $        151,245,946   $       312,209,187    $       122,112,070
                                             ===================   ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL         DEUTSCHE I
                                                 GROWTH             GROWTH-INCOME        ALLOCATION V.I.        INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        821,201,224  $        390,905,794  $              8,564  $         14,851,303
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           821,201,224           390,905,794                 8,564            14,851,303
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    92                    78                     7                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    92                    78                     7                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        821,169,291  $        390,850,420  $              8,557  $         14,851,303
   Net assets from contracts in payout..                31,841                55,296                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        821,201,132  $        390,905,716  $              8,557  $         14,851,303
                                          ====================  ====================  ====================  ====================

                                            FEDERATED HIGH           FEDERATED           FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN            ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,378  $             47,257  $         84,977,764  $        631,948,788
   Due from MetLife Insurance
     Company USA........................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................               26,378                47,257            84,977,765           631,948,788
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                     4                     2                    55
   Due to MetLife Insurance
     Company USA........................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    2                     4                     2                    55
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,376  $             47,253  $         84,977,763  $        631,948,080
   Net assets from contracts in payout..                   --                    --                    --                   653
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            26,376  $             47,253  $         84,977,763  $        631,948,733
                                          ===================  ====================  ====================  ====================

                                              FIDELITY VIP          FIDELITY VIP
                                              EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,676,328  $      3,538,458,593
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             5,676,328         3,538,458,593
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,676,328  $      3,538,458,593
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          5,676,328  $      3,538,458,593
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                            FUNDSMANAGER 60%           GROWTH               INDEX 500            MID CAP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $      3,994,437,491  $        167,673,936  $        70,165,996  $       446,277,707
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................         3,994,437,491           167,673,936           70,165,996          446,277,708
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                     5                   14                   15
   Due to MetLife Insurance
     Company USA........................                    --                     1                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    --                     6                   14                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,262,210
   Net assets from contracts in payout..                    --                    --                   --               15,483
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $      3,994,437,491  $        167,673,930  $        70,165,982  $       446,277,693
                                          ====================  ====================  ===================  ===================

                                              FIDELITY VIP          FIDELITY VIP       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                              MONEY MARKET            OVERSEAS           INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,947,658  $         4,942,746  $       294,909,970  $        153,109,236
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            50,947,658            4,942,746          294,909,971           153,109,237
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                   --                   43                    14
   Due to MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    10                   --                   43                    14
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,947,648  $         4,942,746  $       294,876,463  $        153,099,739
   Net assets from contracts in payout..                    --                   --               33,465                 9,484
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         50,947,648  $         4,942,746  $       294,909,928  $        153,109,223
                                          ====================  ===================  ===================  ====================

                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        126,502,560  $         73,607,849
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           126,502,560            73,607,850
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                    70
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
        Total Liabilities...............                     4                    70
                                          --------------------  --------------------

NET ASSETS..............................  $        126,502,556  $         73,607,780
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        126,502,080  $         73,607,780
   Net assets from contracts in payout..                   476                    --
                                          --------------------  --------------------
        Total Net Assets................  $        126,502,556  $         73,607,780
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        250,150,024  $             15,119  $            231,978  $        681,211,335
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           250,150,024                15,119               231,978           681,211,335
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    12                     5                    --                    33
   Due to MetLife Insurance
     Company USA........................                    --                     7                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                    12                    --                    34
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        250,142,442  $             15,107  $            231,978  $        681,188,907
   Net assets from contracts in payout..                 7,570                    --                    --                22,394
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        250,150,012  $             15,107  $            231,978  $        681,211,301
                                          ====================  ====================  ====================  ====================

                                                                                                                   LMPVET
                                              INVESCO V.I.          INVESCO V.I.          IVY FUNDS VIP     CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY       AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              6,935  $        275,881,000  $             45,030  $        316,449,078
   Due from MetLife Insurance
     Company USA........................                     2                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 6,937           275,881,000                45,030           316,449,079
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    27                     6                   146
   Due to MetLife Insurance
     Company USA........................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    28                     7                   146
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              6,927  $        275,871,788  $             45,023  $        316,437,331
   Net assets from contracts in payout..                    --                 9,184                    --                11,602
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              6,927  $        275,880,972  $             45,023  $        316,448,933
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        426,519,499  $        205,573,539
   Due from MetLife Insurance
     Company USA........................                    --                     1
                                          --------------------  --------------------
        Total Assets....................           426,519,499           205,573,540
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    58
   Due to MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    58                    58
                                          --------------------  --------------------

NET ASSETS..............................  $        426,519,441  $        205,573,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,518,386  $        205,566,151
   Net assets from contracts in payout..                 1,055                 7,331
                                          --------------------  --------------------
        Total Net Assets................  $        426,519,441  $        205,573,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                 LMPVET                LMPVET                LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         4,631,649  $          8,744,244  $       115,942,858   $           641,061
   Due from MetLife Insurance
     Company USA........................                     1                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             4,631,650             8,744,244          115,942,858               641,061
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    49                    67                   57                    27
   Due to MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    49                    67                   57                    27
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
   Net assets from contracts in payout..                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         4,631,601  $          8,744,177  $       115,942,801   $           641,034
                                          ====================  ====================  ====================  ===================

                                                LMPVET                LMPVET                LMPVET           LMPVIT WESTERN
                                          VARIABLE LIFESTYLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                            ALLOCATION 50%        ALLOCATION 70%        ALLOCATION 85%       HIGH YIELD BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value............  $        42,335,509  $          1,923,863  $        92,760,229   $       100,641,746
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................           42,335,509             1,923,863           92,760,229           100,641,746
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   36                    25                    9                    57
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                     1
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   37                    25                    9                    58
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,335,472  $          1,923,838  $        92,760,220   $       100,638,902
   Net assets from contracts in payout..                   --                    --                   --                 2,786
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $        42,335,472  $          1,923,838  $        92,760,220   $       100,641,688
                                          ===================  ====================  ===================  =====================


                                                 MFS VIT              MFS VIT
                                             INVESTORS TRUST       NEW DISCOVERY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $              9,621  $            40,609
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................                 9,621               40,609
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     2                    2
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $              9,619  $            40,607
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              9,619  $            40,607
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
        Total Net Assets................  $              9,619  $            40,607
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                      MIST                  MIST
                                                                ALLIANCEBERNSTEIN      ALLIANZ GLOBAL         MIST AMERICAN
                                                                 GLOBAL DYNAMIC       INVESTORS DYNAMIC      FUNDS BALANCED
                                            MFS VIT RESEARCH       ALLOCATION         MULTI-ASSET PLUS         ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            26,580  $     3,373,491,434  $         18,986,524  $      3,417,834,616
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               26,580        3,373,491,434            18,986,524         3,417,834,616
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    9                   96                    68                    41
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    9                   96                    68                    42
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            26,571  $     3,373,431,824  $         18,986,456  $      3,417,726,068
   Net assets from contracts in payout..                   --               59,514                    --               108,506
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            26,571  $     3,373,491,338  $         18,986,456  $      3,417,834,574
                                          ===================  ===================  ====================  ====================


                                              MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                              FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,852,260,713  $        648,671,561  $     1,744,157,182  $      3,001,302,263
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................         1,852,260,713           648,671,561        1,744,157,182         3,001,302,263
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    46                    75                   59                    67
   Due to MetLife Insurance
     Company USA........................                    --                     2                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    46                    77                   59                    68
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,851,771,574  $        648,605,633  $     1,743,554,487  $      3,000,889,741
   Net assets from contracts in payout..               489,093                65,851              602,636               412,454
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $      1,852,260,667  $        648,671,484  $     1,744,157,123  $      3,001,302,195
                                          ====================  ====================  ===================  ====================


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      5,423,637,112  $       238,216,029
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................         5,423,637,112          238,216,029
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    79                  141
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                    80                  142
                                          --------------------  -------------------

NET ASSETS..............................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      5,423,550,927  $       238,212,515
   Net assets from contracts in payout..                86,105                3,372
                                          --------------------  -------------------
        Total Net Assets................  $      5,423,637,032  $       238,215,887
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                             MIST                  MIST
                                              MIST CLARION        MIST CLEARBRIDGE       GOLDMAN SACHS        HARRIS OAKMARK
                                           GLOBAL REAL ESTATE     AGGRESSIVE GROWTH      MID CAP VALUE         INTERNATIONAL
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        330,178,733  $       586,572,644  $        178,512,732  $       663,509,362
   Due from MetLife Insurance
     Company USA........................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           330,178,733          586,572,646           178,512,732          663,509,362
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    89                  141                    62                  110
   Due to MetLife Insurance
     Company USA........................                     1                   --                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    90                  141                    63                  110
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,153,127  $       586,499,132  $        178,469,747  $       663,340,501
   Net assets from contracts in payout..                25,516               73,373                42,922              168,751
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        330,178,643  $       586,572,505  $        178,512,669  $       663,509,252
                                          ====================  ===================  ====================  ===================

                                              MIST INVESCO
                                              BALANCED-RISK       MIST INVESCO          MIST INVESCO         MIST INVESCO
                                               ALLOCATION           COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       832,374,525  $       813,000,163  $       258,407,718  $        308,642,373
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          832,374,525          813,000,163          258,407,718           308,642,373
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                   86                  109                   100
   Due to MetLife Insurance
     Company USA........................                    2                    1                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   80                   87                  109                   100
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       832,374,445  $       812,950,677  $       258,398,671  $        308,576,753
   Net assets from contracts in payout..                   --               49,399                8,938                65,520
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       832,374,445  $       813,000,076  $       258,407,609  $        308,642,273
                                          ===================  ===================  ===================  ====================

                                                                   MIST JPMORGAN
                                              MIST JPMORGAN        GLOBAL ACTIVE
                                                CORE BOND           ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       355,237,997  $        905,975,523
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          355,237,997           905,975,523
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   36                    64
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
       Total Liabilities................                   37                    65
                                          -------------------  --------------------

NET ASSETS..............................  $       355,237,960  $        905,975,458
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       355,232,400  $        905,975,458
   Net assets from contracts in payout..                5,560                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       355,237,960  $        905,975,458
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                                                   MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT       MET/EATON VANCE
                                             SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE         FLOATING RATE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        27,932,671  $        177,351,113  $        234,576,705  $        73,909,283
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................           27,932,671           177,351,113           234,576,705           73,909,283
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  170                    82                   146                   71
   Due to MetLife Insurance
     Company USA........................                    1                     1                     1                    2
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  171                    83                   147                   73
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        27,932,500  $        177,351,030  $        234,361,305  $        73,909,210
   Net assets from contracts in payout..                   --                    --               215,253                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        27,932,500  $        177,351,030  $        234,576,558  $        73,909,210
                                          ===================  ====================  ====================  ===================

                                            MIST MET/FRANKLIN
                                              LOW DURATION      MIST MET/TEMPLETON        MIST METLIFE          MIST METLIFE
                                              TOTAL RETURN      INTERNATIONAL BOND    ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        173,125,015  $        47,183,949   $        641,574,848  $      7,268,454,205
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           173,125,015           47,183,949            641,574,848         7,268,454,205
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    97                   73                     54                    72
   Due to MetLife Insurance
     Company USA........................                     1                    1                     --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                   74                     54                    73
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        173,124,917  $        47,183,875   $        641,512,488  $      7,268,307,577
   Net assets from contracts in payout..                    --                   --                 62,306               146,555
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        173,124,917  $        47,183,875   $        641,574,794  $      7,268,454,132
                                          ====================  ====================  ====================  ====================

                                             MIST METLIFE
                                              MULTI-INDEX          MIST METLIFE
                                             TARGETED RISK        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       421,514,023  $        291,013,971
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          421,514,023           291,013,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   67                    70
   Due to MetLife Insurance
     Company USA........................                    1                     1
                                          -------------------  --------------------
        Total Liabilities...............                   68                    71
                                          -------------------  --------------------

NET ASSETS..............................  $       421,513,955  $        291,013,900
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       421,513,955  $        290,844,236
   Net assets from contracts in payout..                   --               169,664
                                          -------------------  --------------------
        Total Net Assets................  $       421,513,955  $        291,013,900
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                       MIST                 MIST
                                           MIST MFS EMERGING       MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                            MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       425,619,474  $       287,913,119  $       240,528,764  $        72,351,117
   Due from MetLife Insurance
     Company USA........................                   --                    1                    1                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          425,619,474          287,913,120          240,528,765           72,351,121
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   88                  111                   77                  122
   Due to MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                  111                   77                  122
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       425,583,019  $       287,825,920  $       240,528,118  $        72,350,999
   Net assets from contracts in payout..               36,367               87,089                  570                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       425,619,386  $       287,913,009  $       240,528,688  $        72,350,999
                                          ===================  ===================  ===================  ===================

                                                  MIST                 MIST
                                             PANAGORA GLOBAL      PIMCO INFLATION           MIST                  MIST
                                            DIVERSIFIED RISK      PROTECTED BOND     PIMCO TOTAL RETURN       PIONEER FUND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        10,161,728  $       732,596,547  $     1,787,038,159   $        305,917,633
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                      1
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           10,161,728          732,596,547        1,787,038,159            305,917,634
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   83                  142                  131                    170
   Due to MetLife Insurance
     Company USA........................                    1                    1                    2                     --
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   84                  143                  133                    170
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        10,161,644  $       732,474,140  $     1,786,748,928   $        305,909,200
   Net assets from contracts in payout..                   --              122,264              289,098                  8,264
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        10,161,644  $       732,596,404  $     1,787,038,026   $        305,917,464
                                          ===================  ===================  ====================  ====================


                                             MIST PIONEER         MIST PYRAMIS
                                           STRATEGIC INCOME     GOVERNMENT INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       943,852,965  $       680,446,382
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          943,852,965          680,446,382
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  130                  102
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  133                  104
                                          -------------------  -------------------

NET ASSETS..............................  $       943,852,832  $       680,446,278
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       943,838,894  $       680,240,700
   Net assets from contracts in payout..               13,938              205,578
                                          -------------------  -------------------
       Total Net Assets.................  $       943,852,832  $       680,446,278
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                              MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                              MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       163,513,477  $       493,381,059  $     1,513,705,698  $       501,804,786
   Due from MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          163,513,477          493,381,059        1,513,705,699          501,804,786
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   87                   79                   67                   81
   Due to MetLife Insurance
     Company USA........................                    1                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   88                   80                   67                   81
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       163,513,389  $       493,380,979  $     1,513,519,313  $       501,804,705
   Net assets from contracts in payout..                   --                   --              186,319                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       163,513,389  $       493,380,979  $     1,513,705,632  $       501,804,705
                                          ===================  ===================  ===================  ===================

                                          MIST T. ROWE PRICE    MIST T. ROWE PRICE        MIST WMC        MSF BAILLIE GIFFORD
                                            LARGE CAP VALUE       MID CAP GROWTH     LARGE CAP RESEARCH   INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       838,816,511  $       537,586,266  $        17,260,533  $        269,502,492
   Due from MetLife Insurance
     Company USA........................                   37                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          838,816,548          537,586,266           17,260,533           269,502,492
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  126                   57                  138                    58
   Due to MetLife Insurance
     Company USA........................                   --                    1                   --                     3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  126                   58                  138                    61
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       838,476,822  $       537,465,126  $        17,260,395  $        269,496,853
   Net assets from contracts in payout..              339,600              121,082                   --                 5,578
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       838,816,422  $       537,586,208  $        17,260,395  $        269,502,431
                                          ===================  ===================  ===================  ====================

                                              MSF BARCLAYS          MSF BLACKROCK
                                          AGGREGATE BOND INDEX       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............   $       213,476,121  $        63,615,159
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           213,476,121           63,615,159
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                  113
   Due to MetLife Insurance
     Company USA........................                     1                    1
                                          --------------------  -------------------
       Total Liabilities................                   122                  114
                                          --------------------  -------------------

NET ASSETS..............................   $       213,475,999  $        63,615,045
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       213,470,419  $        63,607,681
   Net assets from contracts in payout..                 5,580                7,364
                                          --------------------  -------------------
       Total Net Assets.................   $       213,475,999  $        63,615,045
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK        MSF FRONTIER
                                          CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET        MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,686,667  $         4,201,574  $       395,886,560  $         81,297,599
   Due from MetLife Insurance
     Company USA........................                     2                   --                   57                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            14,686,669            4,201,574          395,886,617            81,297,599
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   241                    9                  250                    61
   Due to MetLife Insurance
     Company USA........................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   241                   10                  250                    61
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,686,428  $         4,201,564  $       395,836,852  $         81,268,735
   Net assets from contracts in payout..                    --                   --               49,515                28,803
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         14,686,428  $         4,201,564  $       395,886,367  $         81,297,538
                                          ====================  ===================  ===================  ====================


                                                   MSF           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES    MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH      MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        529,020,407  $        13,706,569  $           293,479  $       244,385,573
   Due from MetLife Insurance
     Company USA........................                    --                   --                    1                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           529,020,407           13,706,569              293,480          244,385,573
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    83                   98                   47                   48
   Due to MetLife Insurance
     Company USA........................                     1                   --                   --                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    84                   98                   47                   50
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        528,638,813  $        13,706,471  $           293,433  $       244,204,544
   Net assets from contracts in payout..               381,510                   --                   --              180,979
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        529,020,323  $        13,706,471  $           293,433  $       244,385,523
                                          ====================  ===================  ===================  ===================

                                           MSF MET/DIMENSIONAL
                                           INTERNATIONAL SMALL       MSF METLIFE
                                                 COMPANY         ASSET ALLOCATION 20
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        58,174,167   $         41,687,651
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           58,174,167             41,687,651
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   78                    107
   Due to MetLife Insurance
     Company USA........................                    1                      1
                                          --------------------  --------------------
       Total Liabilities................                   79                    108
                                          --------------------  --------------------

NET ASSETS..............................  $        58,174,088   $         41,687,543
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,174,088   $         41,687,543
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
       Total Net Assets.................  $        58,174,088   $         41,687,543
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                               MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80  MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $      4,991,456,871  $     7,527,991,215   $      6,507,894,396  $       127,735,941
   Due from MetLife Insurance
     Company USA........................                    --                   --                      9                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................         4,991,456,871        7,527,991,215          6,507,894,405          127,735,941
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                   58                     58                   69
   Due to MetLife Insurance
     Company USA........................                     2                    1                     --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    63                   59                     58                   69
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,990,904,086  $     7,526,229,859   $      6,507,167,274  $       127,735,872
   Net assets from contracts in payout..               552,722            1,761,297                727,073                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $      4,991,456,808  $     7,527,991,156   $      6,507,894,347  $       127,735,872
                                          ====================  ====================  ====================  ===================

                                               MSF METLIFE              MSF                                     MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN        MSF MFS VALUE         EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       610,830,320  $         45,817,625  $       255,402,150  $        101,223,384
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          610,830,320            45,817,625          255,402,150           101,223,385
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   87                   170                  179                    97
   Due to MetLife Insurance
     Company USA........................                   --                    --                    5                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   87                   170                  184                    97
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       610,688,854  $         45,817,455  $       255,392,733  $        101,223,288
   Net assets from contracts in payout..              141,379                    --                9,233                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       610,830,233  $         45,817,455  $       255,401,966  $        101,223,288
                                          ===================  ====================  ===================  ====================

                                              MSF NEUBERGER             MSF
                                             BERMAN GENESIS     RUSSELL 2000 INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       150,104,356  $        144,858,222
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................          150,104,357           144,858,222
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  132                    75
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  132                    76
                                          -------------------  --------------------

NET ASSETS..............................  $       150,104,225  $        144,858,146
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       150,074,776  $        144,858,146
   Net assets from contracts in payout..               29,449                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       150,104,225  $        144,858,146
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF VAN ECK        MSF WESTERN ASSET
                                           MSF T. ROWE PRICE     MSF T. ROWE PRICE    GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                           LARGE CAP GROWTH      SMALL CAP GROWTH        RESOURCES        BOND OPPORTUNITIES
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       166,959,423  $         9,976,456  $        89,288,183  $            12,748
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          166,959,423            9,976,457           89,288,183               12,748
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                   37                   54                    5
   Due to MetLife Insurance
     Company USA........................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   86                   37                   55                    5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       166,918,677  $         9,976,420  $        89,288,128  $            12,743
   Net assets from contracts in payout..               40,660                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       166,959,337  $         9,976,420  $        89,288,128  $            12,743
                                          ===================  ===================  ===================  ====================

                                           MSF WESTERN ASSET          MSF WMC
                                              MANAGEMENT            CORE EQUITY           NEUBERGER          OPPENHEIMER VA
                                            U.S. GOVERNMENT        OPPORTUNITIES       BERMAN GENESIS           CORE BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       276,085,791  $        609,015,260  $             9,019  $              8,346
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          276,085,791           609,015,260                9,019                 8,347
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  128                   147                    6                     1
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  129                   147                    6                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       276,070,488  $        608,686,202  $             9,013  $              8,346
   Net assets from contracts in payout..               15,174               328,911                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       276,085,662  $        609,015,113  $             9,013  $              8,346
                                          ===================  ====================  ===================  ====================

                                            OPPENHEIMER VA        OPPENHEIMER VA
                                           GLOBAL STRATEGIC         MAIN STREET
                                                INCOME               SMALL CAP
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,558  $        126,466,517
   Due from MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................                4,559           126,466,517
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     2
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                    3                     3
                                          -------------------  --------------------

NET ASSETS..............................  $             4,556  $        126,466,514
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,556  $        126,466,514
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
       Total Net Assets.................  $             4,556  $        126,466,514
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                           PIMCO VIT            PIMCO VIT
                                             OPPENHEIMER VA        OPPENHEIMER VA     COMMODITYREALRETURN       EMERGING
                                               MAIN STREET              MONEY              STRATEGY            MARKET BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $            106,093  $             3,803  $             13,183  $            15,210
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................               106,093                3,803                13,183               15,210
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                   10                    13                    7
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     8                   10                    13                    8
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            106,085  $             3,793  $             13,170  $            15,202
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $            106,085  $             3,793  $             13,170  $            15,202
                                          ====================  ===================  ====================  ===================


                                               PIMCO VIT            PIONEER VCT          PIONEER VCT          T. ROWE PRICE
                                          UNCONSTRAINED BOND       MID CAP VALUE     REAL ESTATE SHARES       GROWTH STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $             4,760  $         74,903,043  $           249,972  $          7,511,743
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................                4,760            74,903,044              249,972             7,511,743
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    1                    48                   93                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                     1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                    48                   93                     1
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             4,759  $         74,902,996  $           249,879  $          7,511,742
   Net assets from contracts in payout..                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $             4,759  $         74,902,996  $           249,879  $          7,511,742
                                          ===================  ====================  ===================  ====================


                                             T. ROWE PRICE         T. ROWE PRICE
                                          INTERNATIONAL STOCK      PRIME RESERVE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           623,024  $           514,215
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              623,024              514,215
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           623,024  $           514,215
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           623,024  $           514,215
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           623,024  $           514,215
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                                                   TAP 1919 VARIABLE                                 VAN ECK VIP
                                                                  SOCIALLY RESPONSIVE         UIF GLOBAL             LONG/SHORT
                                                                       BALANCED             INFRASTRUCTURE          EQUITY INDEX
                                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                                 --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value...................................  $            253,880    $              8,469   $             16,779
   Due from MetLife Insurance
     Company USA...............................................                     1                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Assets...........................................               253,881                   8,469                 16,779
                                                                 --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees................................................                    41                       4                      9
   Due to MetLife Insurance
     Company USA...............................................                    --                      --                      1
                                                                 --------------------    --------------------   --------------------
        Total Liabilities......................................                    41                       4                     10
                                                                 --------------------    --------------------   --------------------

NET ASSETS.....................................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units..........................  $            253,840    $              8,465   $             16,769
   Net assets from contracts in payout.........................                    --                      --                     --
                                                                 --------------------    --------------------   --------------------
        Total Net Assets.......................................  $            253,840    $              8,465   $             16,769
                                                                 ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               AMERICAN FUNDS
                                                    ALGER            AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                              SMALL CAP GROWTH            BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,943,284  $         3,596,844  $           152,541
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              798,826            1,659,056            3,693,821            1,418,413
      Administrative charges...............                   --              378,400              772,469              263,914
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              798,826            2,037,456            4,466,290            1,682,327
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (798,826)              905,828            (869,446)          (1,529,786)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,263,274               55,659           30,333,970              555,180
      Realized gains (losses) on sale of
        investments........................              531,702              250,756            4,507,434            2,222,446
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,794,976              306,415           34,841,404            2,777,626
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,736,249)            4,487,780         (31,374,425)            (217,375)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               58,727            4,794,195            3,466,979            2,560,251
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (740,099)  $         5,700,023  $         2,597,533  $         1,030,465
                                             ===================  ===================  ===================  ===================


                                                AMERICAN FUNDS       AMERICAN FUNDS      BLACKROCK GLOBAL        DEUTSCHE I
                                                    GROWTH            GROWTH-INCOME       ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,425,095  $         4,950,647  $               183  $           303,234
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,986,171            4,847,033                    6              233,075
      Administrative charges...............            1,993,293              885,227                    1                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,979,464            5,732,260                    7              233,075
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,554,369)            (781,613)                  176               70,159
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           40,539,557           18,739,094                  655                   --
      Realized gains (losses) on sale of
        investments........................           33,606,757           12,219,050                   --            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           74,146,314           30,958,144                  655            (332,105)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,021,445)            3,352,629                (974)          (2,003,646)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           61,124,869           34,310,773                (319)          (2,335,751)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        55,570,500  $        33,529,160  $             (143)  $       (2,265,592)
                                             ===================  ===================  ===================  ===================


                                               FEDERATED HIGH          FEDERATED
                                                 INCOME BOND            KAUFMAN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,573  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  374                  636
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                  374                  636
                                             -------------------  -------------------
          Net investment income (loss).....                1,199                (636)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                4,778
      Realized gains (losses) on sale of
        investments........................                    1                  482
                                             -------------------  -------------------
          Net realized gains (losses)......                    1                5,260
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                (866)              (1,010)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (865)                4,250
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               334  $             3,614
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME       FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,289,608  $          5,468,276  $           159,700  $         39,994,738
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,189,338             7,421,280               81,418            54,593,742
      Administrative charges...............                   --               915,061                   --                    --
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,189,338             8,336,341               81,418            54,593,742
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              100,270           (2,868,065)               78,282          (14,599,004)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,083,560            12,377,051               79,224            27,091,468
      Realized gains (losses) on sale of
        investments........................            1,009,810            26,454,957               53,544                 2,515
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            5,093,370            38,832,008              132,768            27,093,983
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,349,291)            25,038,910              191,058            69,079,003
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,744,079            63,870,918              323,826            96,172,986
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,844,349  $         61,002,853  $           402,108  $         81,573,982
                                             ===================  ====================  ===================  ====================

                                                 FIDELITY VIP          FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%           GROWTH              INDEX 500              MID CAP
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         49,645,312  $           308,790  $          1,101,320  $            84,231
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            79,383,909            2,269,180               934,355            4,909,789
      Administrative charges...............                    --                   --                    --            1,100,532
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            79,383,909            2,269,180               934,355            6,010,321
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....          (29,738,597)          (1,960,390)               166,965          (5,926,090)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           106,313,573                   --                61,135           10,457,143
      Realized gains (losses) on sale of
        investments........................            44,775,147            6,685,051             2,907,020            5,343,375
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....           151,088,720            6,685,051             2,968,155           15,800,518
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            10,595,817           11,054,078             4,754,472           10,107,932
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           161,684,537           17,739,129             7,722,627           25,908,450
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        131,945,940  $        15,778,739  $          7,889,592  $        19,982,360
                                             ====================  ===================  ====================  ===================

                                                FIDELITY VIP          FIDELITY VIP
                                                MONEY MARKET            OVERSEAS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,944  $             71,100
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,625,244                68,683
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................            1,625,244                68,683
                                             -------------------  --------------------
           Net investment income (loss)....          (1,616,300)                 2,417
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 1,431
      Realized gains (losses) on sale of
        investments........................                   --                58,714
                                             -------------------  --------------------
           Net realized gains (losses).....                   --                60,145
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --             (589,122)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --             (528,977)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,616,300)  $          (526,560)
                                             ===================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN       FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                                  INCOME VIP        MUTUAL SHARES VIP    SMALL CAP VALUE VIP      FOREIGN VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,199,458  $          3,135,687  $           766,132   $         1,533,782
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,401,258             1,778,227            1,360,274             1,279,065
      Administrative charges...............              763,744               391,037              313,235               206,418
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            4,165,002             2,169,264            1,673,509             1,485,483
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....           11,034,456               966,423            (907,377)                48,299
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               815,306            9,238,289                    --
      Realized gains (losses) on sale of
        investments........................            2,072,298             3,503,129            2,014,411             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            2,072,298             4,318,435           11,252,700             1,031,529
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,371,554)             3,347,372         (11,208,452)          (11,682,571)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,299,256)             7,665,807               44,248          (10,651,042)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,735,200  $          8,632,230  $         (863,129)   $      (10,602,743)
                                             ===================  ====================  ====================  ===================

                                               FTVIPT TEMPLETON       INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                                GLOBAL BOND VIP    AMERICAN FRANCHISE        CORE EQUITY       EQUITY AND INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,120,254  $                 --  $              2,179  $        10,470,109
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,781,549                   724                 3,500            7,442,427
      Administrative charges...............              642,197                    --                    --            1,660,128
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            3,423,746                   724                 3,500            9,102,555
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            9,696,508                 (724)               (1,321)            1,367,554
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                 1,217           32,290,517
      Realized gains (losses) on sale of
        investments........................             (97,489)                46,339                12,927           10,802,571
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....             (97,489)                46,339                14,144           43,093,088
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,236,911)              (52,381)                 2,433            2,305,377
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (8,334,400)               (6,042)                16,577           45,398,465
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,362,108  $            (6,766)  $             15,256  $        46,766,019
                                             ===================  ====================  ====================  ===================

                                                 INVESCO V.I.          INVESCO V.I.
                                               GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                126  $         3,897,094
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,274,926            3,099,816
      Administrative charges...............               285,712              703,728
                                             --------------------  --------------------
        Total expenses.....................             1,560,638            3,803,544
                                             --------------------  --------------------
           Net investment income (loss)....           (1,560,512)               93,550
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   817                   --
      Realized gains (losses) on sale of
        investments........................           119,592,828            3,452,220
                                             --------------------  --------------------
           Net realized gains (losses).....           119,593,645            3,452,220
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (115,750,581)          (6,631,350)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,843,064          (3,179,130)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,282,552  $       (3,085,580)
                                             ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                         LMPVET                LMPVET                LMPVET
                                                IVY FUNDS VIP     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION          EQUITY INCOME
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           520,648   $         4,838,410   $         4,076,515
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    5             3,545,931             4,691,757             2,270,124
      Administrative charges...............                    1               755,366             1,029,463               498,162
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                    6             4,301,297             5,721,220             2,768,286
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....                  (6)           (3,780,649)             (882,810)             1,308,229
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,619,365            16,068,149                    --
      Realized gains (losses) on sale of
        investments........................                   --            13,107,269             7,597,048             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......                   --            32,726,634            23,665,197             4,299,834
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                (526)            22,284,631            14,760,295            16,931,806
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (526)            55,011,265            38,425,492            21,231,640
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (532)   $        51,230,616   $        37,542,682   $        22,539,869
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH         SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (a)
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            23,233   $           152,233   $                --   $             1,231
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               73,244               116,402             1,270,738                   210
      Administrative charges...............               12,057                19,407               272,921                    49
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               85,301               135,809             1,543,659                   259
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (62,068)                16,424           (1,543,659)                   972
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              604,827               624,894            12,271,711                    --
      Realized gains (losses) on sale of
        investments........................              314,912               201,624             2,590,249                    --
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              919,739               826,518            14,861,960                    --
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (332,781)              (94,646)          (10,235,288)                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              586,958               731,872             4,626,672                   314
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           524,890   $           748,296   $         3,083,013   $             1,286
                                             ====================  ====================  ====================  ===================

                                                    LMPVET               LMPVET
                                              VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                                ALLOCATION 50%       ALLOCATION 70%
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,082,804  $            38,179
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              486,828               30,279
      Administrative charges...............              109,932                5,490
                                             -------------------  -------------------
        Total expenses.....................              596,760               35,769
                                             -------------------  -------------------
          Net investment income (loss).....              486,044                2,410
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,019,129              134,694
                                             -------------------  -------------------
          Net realized gains (losses)......            1,019,129              134,694
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (36,134)             (62,721)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,995               71,973
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,469,039  $            74,383
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   LMPVET            LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                               ALLOCATION 85%        HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,656,044  $         7,537,431    $                88  $                --
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,048,102            1,239,948                    201                  579
      Administrative charges...............              234,319              265,108                     --                   --
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................            1,282,421            1,505,056                    201                  579
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....              373,623            6,032,375                  (113)                (579)
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,933,617                   --                    720                8,458
      Realized gains (losses) on sale of
        investments........................            2,501,026              113,974                  6,712                  508
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......            5,434,643              113,974                  7,432                8,966
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,807,313)          (8,718,909)                (6,574)             (12,305)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,627,330          (8,604,935)                    858              (3,339)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,000,953  $       (2,572,560)    $               745  $           (3,918)
                                             ===================  =====================  ===================  ===================

                                                                          MIST                 MIST
                                                                    ALLIANCEBERNSTEIN     ALLIANZ GLOBAL        MIST AMERICAN
                                                                     GLOBAL DYNAMIC      INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH        ALLOCATION        MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               387  $        65,209,125  $             80,594  $        43,573,207
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  682           39,348,602                60,973           44,254,065
      Administrative charges...............                   --            8,397,787                14,797            8,594,116
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................                  682           47,746,389                75,770           52,848,181
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....                (295)           17,462,736                 4,824          (9,274,974)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                3,513           64,924,369               169,949          332,687,325
      Realized gains (losses) on sale of
        investments........................               15,644           26,348,829                 1,372           45,787,128
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......               19,157           91,273,198               171,321          378,474,453
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (16,582)           81,273,478                67,003        (221,142,935)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,575          172,546,676               238,324          157,331,518
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,280  $       190,009,412  $            243,148  $       148,056,544
                                             ===================  ===================  ====================  ===================


                                                MIST AMERICAN
                                                FUNDS GROWTH          MIST AMERICAN
                                                 ALLOCATION           FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        19,016,568  $         3,496,860
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           24,317,518            8,083,381
      Administrative charges...............            4,628,783            1,577,377
                                             -------------------  -------------------
        Total expenses.....................           28,946,301            9,660,758
                                             -------------------  -------------------
          Net investment income (loss).....          (9,929,733)          (6,163,898)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          282,001,792           37,016,758
      Realized gains (losses) on sale of
        investments........................           29,425,874           21,121,263
                                             -------------------  -------------------
          Net realized gains (losses)......          311,427,666           58,138,021
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (216,740,668)         (11,947,440)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           94,686,998           46,190,581
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        84,757,265  $        40,026,683
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST AMERICAN          MIST AQR          MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED            STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        25,942,038  $                --  $        61,497,671  $        16,189,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,791,824           37,431,539           64,217,014            3,498,630
      Administrative charges...............            4,438,090            8,010,789           13,701,030              665,106
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           27,229,914           45,442,328           77,918,044            4,163,736
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,287,876)         (45,442,328)         (16,420,373)           12,025,813
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          154,394,431           14,732,500          290,055,944           12,328,315
      Realized gains (losses) on sale of
        investments........................           22,369,485            8,917,836           36,092,852              388,485
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          176,763,916           23,650,336          326,148,796           12,716,800
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (97,636,993)          108,694,006         (72,592,431)         (19,968,507)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           79,126,923          132,344,342          253,556,365          (7,251,707)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        77,839,047  $        86,902,014  $       237,135,992  $         4,774,106
                                             ===================  ===================  ===================  ===================

                                                                                              MIST                 MIST
                                                MIST CLARION       MIST CLEARBRIDGE       GOLDMAN SACHS       HARRIS OAKMARK
                                             GLOBAL REAL ESTATE    AGGRESSIVE GROWTH      MID CAP VALUE        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,939,912  $           602,873  $           921,727  $        16,629,378
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,712,146            7,298,827            2,322,451            9,229,813
      Administrative charges...............              713,293            1,360,440              429,183            1,727,882
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,425,439            8,659,267            2,751,634           10,957,695
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,485,527)          (8,056,394)          (1,829,907)            5,671,683
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --           29,842,041           66,592,068
      Realized gains (losses) on sale of
        investments........................            1,432,009           36,635,069            5,064,218            8,223,909
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,432,009           36,635,069           34,906,259           74,815,977
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           29,887,079           56,948,433         (14,180,162)        (131,491,626)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           31,319,088           93,583,502           20,726,097         (56,675,649)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,833,561  $        85,527,108  $        18,896,190  $      (51,003,966)
                                             ===================  ===================  ===================  ===================

                                                MIST INVESCO
                                                BALANCED-RISK        MIST INVESCO
                                                 ALLOCATION            COMSTOCK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         4,170,318
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,454,240            8,375,886
      Administrative charges...............            2,079,801            1,742,449
                                             -------------------  -------------------
        Total expenses.....................           11,534,041           10,118,335
                                             -------------------  -------------------
          Net investment income (loss).....         (11,534,041)          (5,948,017)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           38,797,809                   --
      Realized gains (losses) on sale of
        investments........................            1,704,073           19,778,596
                                             -------------------  -------------------
          Net realized gains (losses)......           40,501,882           19,778,596
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,357,344           42,690,949
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           44,859,226           62,469,545
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,325,185  $        56,521,528
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST JPMORGAN
                                                 MIST INVESCO         MIST INVESCO        MIST JPMORGAN        GLOBAL ACTIVE
                                                 MID CAP VALUE      SMALL CAP GROWTH        CORE BOND           ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           737,527  $                --  $         4,627,654  $         9,641,772
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,870,504            4,044,756            4,232,507            9,836,384
      Administrative charges...............              559,463              768,448              813,815            2,139,255
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,429,967            4,813,204            5,046,322           11,975,639
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,692,440)          (4,813,204)            (418,668)          (2,333,867)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           27,568,499           36,435,193            1,754,274           26,321,334
      Realized gains (losses) on sale of
        investments........................            4,714,795           11,314,956            (459,411)            1,218,964
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           32,283,294           47,750,149            1,294,863           27,540,298
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (9,866,841)         (24,251,382)           10,102,500           19,805,708
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,416,453           23,498,767           11,397,363           47,346,006
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,724,013  $        18,685,563  $        10,978,695  $        45,012,139
                                             ===================  ===================  ===================  ===================

                                                                                                                   MIST
                                                 MIST JPMORGAN    MIST LOOMIS SAYLES    MIST LORD ABBETT      MET/EATON VANCE
                                                SMALL CAP VALUE     GLOBAL MARKETS       BOND DEBENTURE        FLOATING RATE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           291,033  $         3,650,465  $        14,555,989  $         2,980,447
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              407,340            2,307,636            3,549,683            1,116,813
      Administrative charges...............               67,776              438,865              621,433              204,411
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              475,116            2,746,501            4,171,116            1,321,224
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (184,083)              903,964           10,384,873            1,659,223
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,224,542                   --            7,077,870              370,498
      Realized gains (losses) on sale of
        investments........................              840,940            5,851,208            3,798,700            (159,240)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            4,065,482            5,851,208           10,876,570              211,258
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,083,282)          (3,452,819)         (13,286,737)          (2,518,686)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              982,200            2,398,389          (2,410,167)          (2,307,428)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           798,117  $         3,302,353  $         7,974,706  $         (648,205)
                                             ===================  ===================  ===================  ===================

                                              MIST MET/FRANKLIN
                                                LOW DURATION      MIST MET/TEMPLETON
                                                TOTAL RETURN      INTERNATIONAL BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,758,068  $         2,342,050
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,290,724              641,367
      Administrative charges...............             436,996              126,381
                                             ------------------  -------------------
        Total expenses.....................           2,727,720              767,748
                                             ------------------  -------------------
          Net investment income (loss).....           1,030,348            1,574,302
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................           (132,806)            (178,047)
                                             ------------------  -------------------
          Net realized gains (losses)......           (132,806)            (178,047)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,819,015)          (1,505,639)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (1,951,821)          (1,683,686)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (921,473)  $         (109,384)
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            MIST METLIFE
                                                 MIST METLIFE          MIST METLIFE          MULTI-INDEX        MIST METLIFE
                                             ASSET ALLOCATION 100      BALANCED PLUS        TARGETED RISK      SMALL CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,637,241   $       121,337,282  $                --  $           138,649
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,859,623            80,443,367            3,876,561            4,203,910
      Administrative charges...............            1,628,395            17,305,788              847,479              754,614
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,488,018            97,749,155            4,724,040            4,958,524
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (5,850,777)            23,588,127          (4,724,040)          (4,819,875)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           537,909,978            1,029,216           12,962,190
      Realized gains (losses) on sale of
        investments........................           16,294,442            14,161,916              411,784           15,771,165
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,294,442           552,071,894            1,441,000           28,733,355
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,631,228          (36,064,867)           28,321,809         (23,969,258)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           27,925,670           516,007,027           29,762,809            4,764,097
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        22,074,893   $       539,595,154  $        25,038,769  $          (55,778)
                                             ====================  ===================  ===================  ===================

                                                                         MIST                 MIST
                                              MIST MFS EMERGING      MFS RESEARCH        MORGAN STANLEY      MIST OPPENHEIMER
                                               MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        3,828,445  $         7,109,698  $             2,610  $           623,583
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           5,849,647            4,255,944            2,821,599              823,705
      Administrative charges...............           1,138,624              763,563              590,481              189,172
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................           6,988,271            5,019,507            3,412,080            1,012,877
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....         (3,159,826)            2,090,191          (3,409,470)            (389,294)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                   --            2,284,012
      Realized gains (losses) on sale of
        investments........................           2,820,880            1,753,034            5,684,794            1,211,781
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           2,820,880            1,753,034            5,684,794            3,495,793
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (35,285,750)         (30,446,779)          (2,736,107)          (2,567,600)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (32,464,870)         (28,693,745)            2,948,687              928,193
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (35,624,696)  $      (26,603,554)  $         (460,783)  $           538,899
                                             ==================  ===================  ===================  ===================

                                                     MIST                 MIST
                                                PANAGORA GLOBAL      PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT (b)        SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            26,867  $        12,126,214
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,488           10,476,635
      Administrative charges...............                9,901            1,964,476
                                             -------------------  -------------------
        Total expenses.....................               50,389           12,441,111
                                             -------------------  -------------------
          Net investment income (loss).....             (23,522)            (314,897)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              194,785                   --
      Realized gains (losses) on sale of
        investments........................               12,836         (10,840,115)
                                             -------------------  -------------------
          Net realized gains (losses)......              207,621         (10,840,115)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (153,203)           22,930,848
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               54,418           12,090,733
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            30,896  $        11,775,836
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                    MIST                MIST             MIST PIONEER        MIST PYRAMIS
                                             PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME    GOVERNMENT INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       44,715,531  $         4,964,495  $       47,381,038  $        17,867,325
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          25,204,204            3,397,763          10,744,260            7,894,371
      Administrative charges...............           4,655,125              749,286           2,378,040            1,719,147
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          29,859,329            4,147,049          13,122,300            9,613,518
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          14,856,202              817,446          34,258,738            8,253,807
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           83,758,457           9,512,058                   --
      Realized gains (losses) on sale of
        investments........................         (1,792,640)            4,153,016           2,746,355          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......         (1,792,640)           87,911,473          12,258,413          (2,556,572)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          36,415,773         (61,223,094)        (17,661,136)           34,979,601
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          34,623,133           26,688,379         (5,402,723)           32,423,029
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       49,479,335  $        27,505,825  $       28,856,015  $        40,676,836
                                             ==================  ===================  ==================  ===================

                                                MIST PYRAMIS        MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA
                                                MANAGED RISK      GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        6,219,544  $        34,660,381  $        9,464,132
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,430,326           5,467,098           19,537,196           6,511,544
      Administrative charges...............              301,410           1,180,854            3,869,634           1,260,972
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            1,731,736           6,647,952           23,406,830           7,772,516
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....          (1,731,736)           (428,408)           11,253,551           1,691,616
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              387,657          17,005,335           91,560,188          31,239,331
      Realized gains (losses) on sale of
        investments........................              127,585           1,512,218           21,817,267           9,921,674
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......              515,242          18,517,553          113,377,455          41,161,005
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            9,325,602          10,370,401         (60,416,484)        (24,023,767)
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,840,844          28,887,954           52,960,971          17,137,238
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,109,108  $       28,459,546  $        64,214,522  $       18,828,854
                                             ===================  ==================  ===================  ==================

                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         9,043,710  $               --
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           10,194,998           7,315,478
      Administrative charges...............            1,441,290           1,368,814
                                             -------------------  ------------------
        Total expenses.....................           11,636,288           8,684,292
                                             -------------------  ------------------
          Net investment income (loss).....          (2,592,578)         (8,684,292)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --          55,165,010
      Realized gains (losses) on sale of
        investments........................           22,160,919          28,182,665
                                             -------------------  ------------------
          Net realized gains (losses)......           22,160,919          83,347,675
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           67,563,377        (17,691,662)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           89,724,296          65,656,013
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        87,131,718  $       56,971,721
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                  MIST WMC        MSF BAILLIE GIFFORD      MSF BARCLAYS         MSF BLACKROCK
                                             LARGE CAP RESEARCH   INTERNATIONAL STOCK  AGGREGATE BOND INDEX      BOND INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           132,983  $        3,615,555   $         4,927,769   $         1,940,729
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              243,807           3,720,735             2,348,125               850,832
      Administrative charges...............               41,487             718,128               450,463               137,316
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              285,294           4,438,863             2,798,588               988,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (152,311)           (823,308)             2,129,181               952,581
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                    --                    --
      Realized gains (losses) on sale of
        investments........................              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              962,687           2,816,068             (108,055)                40,190
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,050,584        (15,452,332)             4,954,438             2,001,494
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,013,271        (12,636,264)             4,846,383             2,041,684
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,860,960  $     (13,459,572)   $         6,975,564   $         2,994,265
                                             ===================  ===================  ====================  ===================

                                                 MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK        MSF FRONTIER
                                             CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $             8,821   $            52,453  $                --  $               --
                                             --------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,329                55,088            5,700,637           1,117,620
      Administrative charges...............               31,137                     1            1,066,269             205,249
                                             --------------------  -------------------  -------------------  ------------------
        Total expenses.....................              230,466                55,089            6,766,906           1,322,869
                                             --------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....            (221,645)               (2,636)          (6,766,906)         (1,322,869)
                                             --------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               955,775                   --           7,739,497
      Realized gains (losses) on sale of
        investments........................            1,124,532              (34,510)                   --           1,990,712
                                             --------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......            1,124,532               921,265                   --           9,730,209
                                             --------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               32,868             (583,420)                   --         (1,239,505)
                                             --------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,157,400               337,845                   --           8,490,704
                                             --------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           935,755   $           335,209  $       (6,766,906)  $        7,167,835
                                             ====================  ===================  ===================  ==================

                                                      MSF          MSF LOOMIS SAYLES
                                                JENNISON GROWTH     SMALL CAP CORE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           197,268  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,445,742              206,598
      Administrative charges...............            1,355,668               34,490
                                             -------------------  -------------------
        Total expenses.....................            8,801,410              241,088
                                             -------------------  -------------------
          Net investment income (loss).....          (8,604,142)            (241,088)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           30,187,427            1,865,120
      Realized gains (losses) on sale of
        investments........................           26,920,084              455,815
                                             -------------------  -------------------
          Net realized gains (losses)......           57,107,511            2,320,935
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,083,979)          (1,853,055)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           46,023,532              467,880
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        37,419,390  $           226,792
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        MSF MET/DIMENSIONAL
                                               MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL      MSF METLIFE
                                               SMALL CAP GROWTH       MID CAP VALUE           COMPANY        ASSET ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,472,681   $         1,248,428  $           264,075
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,311            3,618,266               828,219              301,504
      Administrative charges...............                  583              624,727               154,213               55,991
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                2,894            4,242,993               982,432              357,495
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (2,894)          (2,770,312)               265,996             (93,420)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               30,933                   --             2,173,734              286,319
      Realized gains (losses) on sale of
        investments........................                2,102            9,182,228             1,940,889              303,511
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               33,035            9,182,228             4,114,623              589,830
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (27,964)          (6,138,938)           (9,176,434)             (85,239)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                5,071            3,043,290           (5,061,811)              504,591
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,177  $           272,978   $       (4,795,815)  $           411,171
                                             ===================  ====================  ===================  ===================


                                                 MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                             ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           219,754  $           900,272   $           922,358   $          1,068,975
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           47,673,890           70,192,993            62,393,559              1,657,801
      Administrative charges...............            8,982,816           13,215,503            11,448,724                230,847
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................           56,656,706           83,408,496            73,842,283              1,888,648
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....         (56,436,952)         (82,508,224)          (72,919,925)              (819,673)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              282,372            1,689,985                    --              5,986,438
      Realized gains (losses) on sale of
        investments........................           14,697,072           18,025,699            18,208,146              5,573,256
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           14,979,444           19,715,684            18,208,146             11,559,694
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          181,094,658          325,337,909           313,139,176            (1,212,992)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          196,074,102          345,053,593           331,347,322             10,346,702
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       139,637,150  $       262,545,369   $       258,427,397   $          9,527,029
                                             ===================  ====================  ====================  ====================


                                                 MSF METLIFE               MSF
                                                 STOCK INDEX        MFS TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,650,510  $         1,037,227
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,169,934              634,571
      Administrative charges...............            1,246,417               88,086
                                             -------------------  -------------------
        Total expenses.....................            9,416,351              722,657
                                             -------------------  -------------------
          Net investment income (loss).....            (765,841)              314,570
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           14,298,345                   --
      Realized gains (losses) on sale of
        investments........................           24,689,374            1,124,465
                                             -------------------  -------------------
          Net realized gains (losses)......           38,987,719            1,124,465
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,647,160            1,597,039
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           62,634,879            2,721,504
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        61,869,038  $         3,036,074
                                             ===================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                                       MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,988,712  $         2,560,143  $          349,614  $         1,316,027
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,433,548            1,355,678           2,163,993            1,808,055
      Administrative charges...............              612,780              213,247             362,078              306,834
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            4,046,328            1,568,925           2,526,071            2,114,889
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (57,616)              991,218         (2,176,457)            (798,862)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,112,589                   --                  --            3,120,572
      Realized gains (losses) on sale of
        investments........................            6,560,127            2,887,187           4,329,229            5,246,886
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           18,672,716            2,887,187           4,329,229            8,367,458
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,950,546         (11,944,228)         (5,677,025)          (3,199,788)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,623,262          (9,057,041)         (1,347,796)            5,167,670
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        21,565,646  $       (8,065,823)  $      (3,524,253)  $         4,368,808
                                             ===================  ===================  ==================  ===================

                                                                                           MSF VAN ECK       MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL    MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES       BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            1,687  $               945  $           270,768   $                --
                                             ------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,102,334              142,476            1,310,718                     4
      Administrative charges...............             381,511               11,716              254,406                     1
                                             ------------------  -------------------  -------------------  --------------------
        Total expenses.....................           2,483,845              154,192            1,565,124                     5
                                             ------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....         (2,482,158)            (153,247)          (1,294,356)                   (5)
                                             ------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          10,983,579              789,869            1,705,108                    --
      Realized gains (losses) on sale of
        investments........................           3,410,255              674,821               82,770                    --
                                             ------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......          14,393,834            1,464,690            1,787,878                    --
                                             ------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (1,397,928)            (830,342)         (19,515,189)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          12,995,906              634,348         (17,727,311)                    48
                                             ------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       10,513,748  $           481,101  $      (19,021,667)   $                43
                                             ==================  ===================  ===================  ====================

                                              MSF WESTERN ASSET         MSF WMC
                                                 MANAGEMENT           CORE EQUITY
                                               U.S. GOVERNMENT       OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        4,803,092  $         3,680,864
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           3,391,531            8,504,333
      Administrative charges...............             713,947            1,543,651
                                             ------------------  -------------------
        Total expenses.....................           4,105,478           10,047,984
                                             ------------------  -------------------
          Net investment income (loss).....             697,614          (6,367,120)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           54,385,564
      Realized gains (losses) on sale of
        investments........................             (3,865)           36,633,301
                                             ------------------  -------------------
          Net realized gains (losses)......             (3,865)           91,018,865
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           2,454,211         (33,491,386)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,450,346           57,527,479
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,147,960  $        51,160,359
                                             ==================  ===================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                        OPPENHEIMER VA        OPPENHEIMER VA
                                                  NEUBERGER         OPPENHEIMER VA     GLOBAL STRATEGIC         MAIN STREET
                                               BERMAN GENESIS          CORE BOND            INCOME               SMALL CAP
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                5  $               470  $               195  $           770,584
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  93                  123                   62            1,342,693
      Administrative charges...............                  --                   --                   --              303,187
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  93                  123                   62            1,645,880
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                (88)                  347                  133            (875,296)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 688                   --                   --           17,095,411
      Realized gains (losses) on sale of
        investments........................                 783                (267)                    5            4,873,313
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               1,471                (267)                    5           21,968,724
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (1,551)                  416                 (73)          (9,177,366)
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (80)                  149                 (68)           12,791,358
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            (168)  $               496  $                65  $        11,916,062
                                             ==================  ===================  ===================  ===================

                                                                                           PIMCO VIT             PIMCO VIT
                                               OPPENHEIMER VA       OPPENHEIMER VA    COMMODITYREALRETURN        EMERGING
                                                 MAIN STREET             MONEY             STRATEGY             MARKET BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              878  $                --  $               24   $                36
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               1,467                   53                  10                     6
      Administrative charges...............                  --                   --                   3                     1
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................               1,467                   53                  13                     7
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               (589)                 (53)                  11                    29
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               2,122                   --                  --                    --
      Realized gains (losses) on sale of
        investments........................               3,163                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               5,285                   --                  --                    --
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               4,566                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               9,851                   --             (1,741)                    76
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            9,262  $              (53)  $          (1,730)   $               105
                                             ==================  ===================  ===================  ===================


                                                  PIMCO VIT           PIONEER VCT
                                             UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT (a)        SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                 1  $          475,379
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    1             829,292
      Administrative charges...............                   --             182,078
                                             -------------------  ------------------
        Total expenses.....................                    1           1,011,370
                                             -------------------  ------------------
          Net investment income (loss).....                   --           (535,991)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           9,760,052
      Realized gains (losses) on sale of
        investments........................                   --           1,926,035
                                             -------------------  ------------------
          Net realized gains (losses)......                   --          11,686,087
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                  (4)         (2,093,671)
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  (4)           9,592,416
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               (4)  $        9,056,425
                                             ===================  ==================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                                   PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                               REAL ESTATE SHARES       GROWTH STOCK       INTERNATIONAL STOCK      PRIME RESERVE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,970  $                 --  $              7,337  $                 65
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,556                68,593                 5,777                 5,422
      Administrative charges................                   646                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 4,202                68,593                 5,777                 5,422
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,768              (68,593)                 1,560               (5,357)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                25,808               680,368                13,516                    --
      Realized gains (losses) on sale of
        investments.........................                22,068               901,812                 9,975                    --
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                47,876             1,582,180                23,491                    --
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                16,387             (938,069)              (35,473)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                64,263               644,111              (11,982)                    --
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             66,031  $            575,518  $           (10,422)  $            (5,357)
                                              ====================  ====================  ====================  ====================

                                                TAP 1919 VARIABLE                              VAN ECK VIP
                                               SOCIALLY RESPONSIVE       UIF GLOBAL            LONG/SHORT
                                                    BALANCED           INFRASTRUCTURE         EQUITY INDEX
                                                   SUB-ACCOUNT         SUB-ACCOUNT (a)       SUB-ACCOUNT (a)
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              2,144  $                 --  $                 --
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,304                     3                     8
      Administrative charges................                   614                     1                     2
                                              --------------------  --------------------  --------------------
        Total expenses......................                 3,918                     4                    10
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,774)                   (4)                  (10)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                28,819                    --                    --
      Realized gains (losses) on sale of
        investments.........................                15,713                    --                    --
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                44,532                    --                    --
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (24,999)                    44                    80
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                19,533                    44                    80
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             17,759  $                 40  $                 70
                                              ====================  ====================  ====================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (798,826)  $      (795,350)  $        905,828  $        718,730
   Net realized gains (losses)....         5,794,976         8,468,060           306,415         1,750,573
   Change in unrealized gains
     (losses) on investments......       (5,736,249)         8,688,799         4,487,780       (7,601,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (740,099)        16,361,509         5,700,023       (5,132,487)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,408,289         1,617,076         4,263,222        11,875,043
   Net transfers (including fixed
     account).....................       (2,077,029)       (2,035,008)         7,408,301        11,294,017
   Contract charges...............           (7,514)           (8,421)       (1,458,856)       (1,263,411)
   Transfers for contract benefits
     and terminations.............       (5,159,978)       (4,789,042)      (10,825,095)       (9,827,827)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,836,232)       (5,215,395)         (612,428)        12,077,822
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (6,576,331)        11,146,114         5,087,595         6,945,335
NET ASSETS:
   Beginning of year..............        63,772,199        52,626,085       146,158,351       139,213,016
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,195,868  $     63,772,199  $    151,245,946  $    146,158,351
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (869,446)  $      (526,928)  $    (1,529,786)  $       (549,405)
   Net realized gains (losses)....         34,841,404         3,982,592         2,777,626          1,957,425
   Change in unrealized gains
     (losses) on investments......       (31,374,425)        65,109,148         (217,375)         25,083,432
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,597,533        68,564,812         1,030,465         26,491,452
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         11,042,741        23,766,765         4,879,074         10,382,354
   Net transfers (including fixed
     account).....................          7,854,131       (8,540,368)           719,962        (3,851,967)
   Contract charges...............        (2,816,132)       (2,337,645)       (1,028,221)          (874,487)
   Transfers for contract benefits
     and terminations.............       (21,295,289)      (17,922,689)       (7,673,213)        (6,349,695)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (5,214,549)       (5,033,937)       (3,102,398)          (693,795)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (2,617,016)        63,530,875       (2,071,933)         25,797,657
NET ASSETS:
   Beginning of year..............        314,826,203       251,295,328       124,184,003         98,386,346
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     312,209,187  $    314,826,203  $    122,112,070  $     124,184,003
                                    =================  ================  ================  =================

                                                                                                             BLACKROCK GLOBAL
                                          AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME       ALLOCATION V.I.
                                               SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------  -----------------
                                          2014              2013              2014               2013            2014 (a)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,554,369)  $    (4,016,566)  $       (781,613)  $      (469,223)  $            176
   Net realized gains (losses)....        74,146,314        16,990,100         30,958,144         6,900,940               655
   Change in unrealized gains
     (losses) on investments......      (13,021,445)       182,361,798          3,352,629        89,831,743             (974)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,570,500       195,335,332         33,529,160        96,263,460             (143)
                                    ----------------  ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,101,900        48,884,879         14,177,344        21,737,754             8,700
   Net transfers (including fixed
     account).....................      (29,722,388)      (28,227,693)       (13,563,643)      (13,953,890)                --
   Contract charges...............       (7,787,497)       (6,793,715)        (3,334,870)       (2,765,946)                --
   Transfers for contract benefits
     and terminations.............      (57,521,587)      (49,304,587)       (28,222,265)      (25,784,839)                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (90,929,572)      (35,441,116)       (30,943,434)      (20,766,921)             8,700
                                    ----------------  ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (35,359,072)       159,894,216          2,585,726        75,496,539             8,557
NET ASSETS:
   Beginning of year..............       856,560,204       696,665,988        388,319,990       312,823,451                --
                                    ----------------  ----------------  -----------------  ----------------  ----------------
   End of year....................  $    821,201,132  $    856,560,204  $     390,905,716  $    388,319,990  $          8,557
                                    ================  ================  =================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          DEUTSCHE I INTERNATIONAL            FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         70,159  $         689,035  $          1,199  $          1,375
   Net realized gains (losses).....         (332,105)          (490,812)                 1                --
   Change in unrealized gains
     (losses) on investments.......       (2,003,646)          2,799,643             (866)               (4)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (2,265,592)          2,997,866               334             1,371
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           659,698            653,441                --                --
   Net transfers (including fixed
     account)......................         (584,266)          (612,834)                --                --
   Contract charges................           (1,681)            (1,860)                --                --
   Transfers for contract benefits
     and terminations..............       (1,549,650)        (1,377,035)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,475,899)        (1,338,288)             (124)             (113)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,741,491)          1,659,578               210             1,258
NET ASSETS:
   Beginning of year...............        18,592,794         16,933,216            26,166            24,908
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     14,851,303  $      18,592,794  $         26,376  $         26,166
                                     ================  =================  ================  ================

                                              FEDERATED KAUFMAN                FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (636)  $          (544)   $        100,270  $         166,950
   Net realized gains (losses).....              5,260             3,616          5,093,370            806,245
   Change in unrealized gains
     (losses) on investments.......            (1,010)             9,524        (1,349,291)         10,480,801
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              3,614            12,596          3,844,349         11,453,996
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --          1,446,073          1,646,197
   Net transfers (including fixed
     account)......................                 --                --          (804,686)        (2,338,518)
   Contract charges................                 --                --           (11,406)           (12,381)
   Transfers for contract benefits
     and terminations..............            (1,268)           (1,113)        (7,771,050)        (8,115,163)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (1,268)           (1,113)        (7,141,069)        (8,819,865)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............              2,346            11,483        (3,296,720)          2,634,131
NET ASSETS:
   Beginning of year...............             44,907            33,424         88,274,483         85,640,352
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $          47,253  $         44,907   $     84,977,763  $      88,274,483
                                     =================  ================   ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,868,065)  $    (1,697,392)  $          78,282  $          58,439
   Net realized gains (losses).....        38,832,008        11,601,258            132,768            367,626
   Change in unrealized gains
     (losses) on investments.......        25,038,910       130,225,189            191,058            916,971
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,002,853       140,129,055            402,108          1,343,036
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        21,736,852        46,614,319             49,080             24,011
   Net transfers (including fixed
     account)......................      (14,481,072)       (6,126,568)           (33,795)           (72,869)
   Contract charges................       (3,870,205)       (2,923,183)                 --                 --
   Transfers for contract benefits
     and terminations..............      (44,412,621)      (36,834,423)          (695,665)          (862,819)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (41,027,046)           730,145          (680,380)          (911,677)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        19,975,807       140,859,200          (278,272)            431,359
NET ASSETS:
   Beginning of year...............       611,972,926       471,113,726          5,954,600          5,523,241
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $    631,948,733  $    611,972,926  $       5,676,328  $       5,954,600
                                     ================  ================  =================  =================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (14,599,004)  $     (5,248,600)
   Net realized gains (losses).....        27,093,983         10,771,735
   Change in unrealized gains
     (losses) on investments.......        69,079,003        141,257,707
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        81,573,982        146,780,842
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --
   Net transfers (including fixed
     account)......................     1,509,904,970      1,474,414,428
   Contract charges................                --                 --
   Transfers for contract benefits
     and terminations..............      (86,814,147)       (31,224,567)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     1,423,090,823      1,443,189,861
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............     1,504,664,805      1,589,970,703
NET ASSETS:
   Beginning of year...............     2,033,793,788        443,823,085
                                     ----------------  -----------------
   End of year.....................  $  3,538,458,593  $   2,033,793,788
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                         FIDELITY VIP FUNDSMANAGER 60%             FIDELITY VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2014              2013               2014               2013
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,738,597)  $    (31,238,110)  $    (1,960,390)  $     (1,579,739)
   Net realized gains (losses).....        151,088,720        171,159,819         6,685,051          4,112,179
   Change in unrealized gains
     (losses) on investments.......         10,595,817        435,136,185        11,054,078         41,938,391
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        131,945,940        575,057,894        15,778,739         44,470,831
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,544,619          5,496,546         3,540,118          3,349,924
   Net transfers (including fixed
     account)......................                 18                 --       (2,748,482)        (5,049,310)
   Contract charges................                 --                 --          (20,848)           (22,025)
   Transfers for contract benefits
     and terminations..............      (171,576,910)      (145,663,704)      (14,844,036)       (13,580,293)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (169,032,273)      (140,167,158)      (14,073,248)       (15,301,704)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (37,086,333)        434,890,736         1,705,491         29,169,127
NET ASSETS:
   Beginning of year...............      4,031,523,824      3,596,633,088       165,968,439        136,799,312
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $   3,994,437,491  $   4,031,523,824  $    167,673,930  $     165,968,439
                                     =================  =================  ================  =================

                                           FIDELITY VIP INDEX 500                FIDELITY VIP MID CAP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         166,965  $        325,124  $     (5,926,090)  $     (4,216,245)
   Net realized gains (losses).....          2,968,155         2,857,955         15,800,518         56,577,725
   Change in unrealized gains
     (losses) on investments.......          4,754,472        14,178,938         10,107,932         61,592,202
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,889,592        17,362,017         19,982,360        113,953,682
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --         17,813,812         45,946,288
   Net transfers (including fixed
     account)......................        (1,329,473)       (2,603,865)        (7,392,472)       (13,593,184)
   Contract charges................           (22,548)          (23,942)        (4,591,308)        (3,645,078)
   Transfers for contract benefits
     and terminations..............        (6,048,836)       (6,041,583)       (26,116,641)       (20,912,658)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,400,857)       (8,669,390)       (20,286,609)          7,795,368
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............            488,735         8,692,627          (304,249)        121,749,050
NET ASSETS:
   Beginning of year...............         69,677,247        60,984,620        446,581,942        324,832,892
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      70,165,982  $     69,677,247  $     446,277,693  $     446,581,942
                                     =================  ================  =================  =================

                                           FIDELITY VIP MONEY MARKET              FIDELITY VIP OVERSEAS
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2014               2013              2014              2013
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,616,300)  $     (1,597,325)  $          2,417  $          5,035
   Net realized gains (losses).....                 --                 --            60,145            11,595
   Change in unrealized gains
     (losses) on investments.......                 --                 --         (589,122)         1,380,290
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,616,300)        (1,597,325)         (526,560)         1,396,920
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........      1,490,641,290      1,482,045,626            91,282            83,529
   Net transfers (including fixed
     account)......................    (1,511,055,592)    (1,474,484,969)          (55,632)         (260,389)
   Contract charges................            (2,577)            (3,153)              (50)              (46)
   Transfers for contract benefits
     and terminations..............        (3,174,519)        (3,464,232)         (491,815)         (535,530)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (23,591,398)          4,093,272         (456,215)         (712,436)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (25,207,698)          2,495,947         (982,775)           684,484
NET ASSETS:
   Beginning of year...............         76,155,346         73,659,399         5,925,521         5,241,037
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     50,947,648  $      76,155,346  $      4,942,746  $      5,925,521
                                      ================  =================  ================  ================

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2014              2013
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      11,034,456  $     13,802,960
   Net realized gains (losses).....          2,072,298           335,927
   Change in unrealized gains
     (losses) on investments.......        (3,371,554)        18,152,582
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          9,735,200        32,291,469
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,617,562        24,164,029
   Net transfers (including fixed
     account)......................          3,414,903        10,135,357
   Contract charges................        (2,715,246)       (2,217,562)
   Transfers for contract benefits
     and terminations..............       (22,963,961)      (19,716,164)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (12,646,742)        12,365,660
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,911,542)        44,657,129
NET ASSETS:
   Beginning of year...............        297,821,470       253,164,341
                                     -----------------  ----------------
   End of year.....................  $     294,909,928  $    297,821,470
                                     =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        966,423  $       1,028,572  $      (907,377)  $       (24,107)
   Net realized gains (losses).....         4,318,435          1,531,390        11,252,700         3,335,986
   Change in unrealized gains
     (losses) on investments.......         3,347,372         31,136,595      (11,208,452)        28,858,586
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,632,230         33,696,557         (863,129)        32,170,465
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,237,944          7,934,359         6,121,715        18,861,799
   Net transfers (including fixed
     account)......................         (423,430)        (3,863,825)           741,344       (3,726,532)
   Contract charges................       (1,293,554)        (1,093,363)       (1,402,055)       (1,067,656)
   Transfers for contract benefits
     and terminations..............      (13,122,538)       (10,375,719)       (6,144,302)       (4,485,166)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (11,601,578)        (7,398,548)         (683,298)         9,582,445
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,969,348)         26,298,009       (1,546,427)        41,752,910
NET ASSETS:
   Beginning of year...............       156,078,571        129,780,562       128,048,983        86,296,073
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    153,109,223  $     156,078,571  $    126,502,556  $    128,048,983
                                     ================  =================  ================  ================

                                                   FTVIPT                                FTVIPT
                                            TEMPLETON FOREIGN VIP               TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2014              2013               2014               2013
                                     -----------------  ----------------   ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          48,299  $        479,595   $      9,696,508  $       8,251,988
   Net realized gains (losses).....          1,031,529           527,295           (97,489)          2,892,611
   Change in unrealized gains
     (losses) on investments.......       (11,682,571)        14,782,128        (8,236,911)       (10,624,497)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (10,602,743)        15,789,018          1,362,108            520,102
                                     -----------------  ----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            661,634         1,244,169          8,661,712         31,796,531
   Net transfers (including fixed
     account)......................          3,823,200       (3,114,726)          3,812,491         20,195,269
   Contract charges................          (893,355)         (910,114)        (2,805,331)        (2,382,478)
   Transfers for contract benefits
     and terminations..............        (7,102,249)       (6,075,431)       (15,564,382)       (12,509,439)
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (3,510,770)       (8,856,102)        (5,895,510)         37,099,883
                                     -----------------  ----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (14,113,513)         6,932,916        (4,533,402)         37,619,985
NET ASSETS:
   Beginning of year...............         87,721,293        80,788,377        254,683,414        217,063,429
                                     -----------------  ----------------   ----------------  -----------------
   End of year.....................  $      73,607,780  $     87,721,293   $    250,150,012  $     254,683,414
                                     =================  ================   ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE        INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (724)  $        (1,401)  $         (1,321)  $            (90)
   Net realized gains (losses).....            46,339             4,184             14,144             11,977
   Change in unrealized gains
     (losses) on investments.......          (52,381)            44,589              2,433             45,509
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (6,766)            47,372             15,256             57,396
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --                 --                 --
   Net transfers (including fixed
     account)......................         (131,317)           (8,489)           (16,139)           (15,058)
   Contract charges................                --                --                 --                 --
   Transfers for contract benefits
     and terminations..............          (10,523)          (25,032)           (16,835)           (33,651)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (141,840)          (33,521)           (32,974)           (48,709)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         (148,606)            13,851           (17,718)              8,687
NET ASSETS:
   Beginning of year...............           163,713           149,862            249,696            241,009
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $         15,107  $        163,713  $         231,978  $         249,696
                                     ================  ================  =================  =================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,367,554  $         960,409
   Net realized gains (losses).....        43,093,088          2,646,648
   Change in unrealized gains
     (losses) on investments.......         2,305,377        115,194,853
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        46,766,019        118,801,910
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        31,728,304         67,597,697
   Net transfers (including fixed
     account)......................        11,169,077          8,022,603
   Contract charges................       (6,221,284)        (4,836,300)
   Transfers for contract benefits
     and terminations..............      (51,553,513)       (37,208,806)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (14,877,416)         33,575,194
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,888,603        152,377,104
NET ASSETS:
   Beginning of year...............       649,322,698        496,945,594
                                     ----------------  -----------------
   End of year.....................  $    681,211,301  $     649,322,698
                                     ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                IVY FUNDS VIP
                                      INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH    ASSET STRATEGY
                                                SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ----------------
                                          2014               2013              2014               2013            2014 (a)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,560,512)  $       (188,424)  $         93,550  $       (636,105)  $            (6)
   Net realized gains (losses)....       119,593,645          5,964,860         3,452,220          1,305,822                --
   Change in unrealized gains
     (losses) on investments......     (115,750,581)         81,951,879       (6,631,350)         40,017,340             (526)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,282,552         87,728,315       (3,085,580)         40,687,057             (532)
                                    ----------------  -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,543,775         41,201,557         8,698,690         29,193,980            45,555
   Net transfers (including fixed
     account).....................     (365,872,848)        (9,892,159)         6,394,539          6,799,837                --
   Contract charges...............       (1,114,771)        (3,013,438)       (3,065,550)        (2,450,016)                --
   Transfers for contract benefits
     and terminations.............       (6,802,394)       (18,283,675)      (15,060,333)       (12,015,352)                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (368,246,238)         10,012,285       (3,032,654)         21,528,449            45,555
                                    ----------------  -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (365,963,686)         97,740,600       (6,118,234)         62,215,506            45,023
NET ASSETS:
   Beginning of year..............       365,970,613        268,230,013       281,999,206        219,783,700                --
                                    ----------------  -----------------  ----------------  -----------------  ----------------
   End of year....................  $          6,927  $     365,970,613  $    275,880,972  $     281,999,206  $         45,023
                                    ================  =================  ================  =================  ================

                                            LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH               VARIABLE APPRECIATION
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,780,649)  $     (2,728,091)  $      (882,810)  $       (340,789)
   Net realized gains (losses)....         32,726,634         17,861,500        23,665,197         13,852,622
   Change in unrealized gains
     (losses) on investments......         22,284,631         71,695,365        14,760,295         72,638,328
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         51,230,616         86,828,774        37,542,682         86,150,161
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,151,291         26,964,170        20,094,287         47,967,753
   Net transfers (including fixed
     account).....................       (10,983,120)        (1,165,621)       (5,501,606)          4,628,653
   Contract charges...............        (2,546,686)        (1,696,014)       (4,105,122)        (3,067,660)
   Transfers for contract benefits
     and terminations.............       (23,148,368)       (17,174,971)      (26,797,021)       (20,584,065)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (15,526,883)          6,927,564      (16,309,462)         28,944,681
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         35,703,733         93,756,338        21,233,220        115,094,842
NET ASSETS:
   Beginning of year..............        280,745,200        186,988,862       405,286,221        290,191,379
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $     316,448,933  $     280,745,200  $    426,519,441  $     405,286,221
                                    =================  =================  ================  =================

                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                          VARIABLE EQUITY INCOME              VARIABLE LARGE CAP GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013              2014               2013
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,308,229  $         427,485  $       (62,068)  $        (58,170)
   Net realized gains (losses)....         4,299,834            646,901           919,739            745,423
   Change in unrealized gains
     (losses) on investments......        16,931,806         33,452,314         (332,781)            710,461
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        22,539,869         34,526,700           524,890          1,397,714
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,710,030         27,050,110             6,741                648
   Net transfers (including fixed
     account).....................       (2,238,829)          8,008,781         (142,316)           (33,103)
   Contract charges...............       (1,903,736)        (1,307,320)          (16,298)           (17,152)
   Transfers for contract benefits
     and terminations.............      (14,703,505)       (12,039,748)         (753,806)          (647,971)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (8,136,040)         21,711,823         (905,679)          (697,578)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        14,403,829         56,238,523         (380,789)            700,136
NET ASSETS:
   Beginning of year..............       191,169,653        134,931,130         5,012,390          4,312,254
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    205,573,482  $     191,169,653  $      4,631,601  $       5,012,390
                                    ================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                 LMPVET PERMAL
                                            LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE           ALTERNATIVE SELECT
                                         VARIABLE LARGE CAP VALUE             VARIABLE SMALL CAP GROWTH          VIT PORTFOLIO
                                                SUB-ACCOUNT                          SUB-ACCOUNT                  SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------  ------------------
                                          2014              2013               2014              2013              2014 (a)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         16,424  $           1,148  $    (1,543,659)  $     (1,235,439)   $            972
   Net realized gains (losses)....           826,518            466,613        14,861,960          8,864,593                 --
   Change in unrealized gains
     (losses) on investments......          (94,646)          1,056,824      (10,235,288)         24,881,277                314
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           748,296          1,524,585         3,083,013         32,510,431              1,286
                                    ----------------  -----------------  ----------------  -----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           238,085            282,593         5,976,685         16,380,155            546,752
   Net transfers (including fixed
     account).....................         1,446,278            813,486         1,425,057          3,443,300             93,489
   Contract charges...............          (72,588)           (46,356)       (1,145,114)          (824,479)                 --
   Transfers for contract benefits
     and terminations.............         (508,848)          (424,843)       (5,895,860)        (3,891,881)              (493)
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         1,102,927            624,880           360,768         15,107,095            639,748
                                    ----------------  -----------------  ----------------  -----------------   ----------------
     Net increase (decrease)
        in net assets.............         1,851,223          2,149,465         3,443,781         47,617,526            641,034
NET ASSETS:
   Beginning of year..............         6,892,954          4,743,489       112,499,020         64,881,494                 --
                                    ----------------  -----------------  ----------------  -----------------   ----------------
   End of year....................  $      8,744,177  $       6,892,954  $    115,942,801  $     112,499,020   $        641,034
                                    ================  =================  ================  =================   ================


                                                  LMPVET                              LMPVET
                                     VARIABLE LIFESTYLE ALLOCATION 50%   VARIABLE LIFESTYLE ALLOCATION 70%
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        486,044  $        335,965  $          2,410  $        (5,215)
   Net realized gains (losses)....         1,019,129           294,643           134,694           164,204
   Change in unrealized gains
     (losses) on investments......          (36,134)         4,402,903          (62,721)           307,412
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,469,039         5,033,511            74,383           466,401
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,274,676         6,821,630               120               120
   Net transfers (including fixed
     account).....................       (1,127,378)         3,040,842          (34,510)           208,852
   Contract charges...............         (425,453)         (323,071)             (636)             (702)
   Transfers for contract benefits
     and terminations.............       (3,956,813)       (3,091,539)         (420,518)         (943,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,234,968)         6,447,862         (455,544)         (734,911)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,765,929)        11,481,373         (381,161)         (268,510)
NET ASSETS:
   Beginning of year..............        44,101,401        32,620,028         2,304,999         2,573,509
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     42,335,472  $     44,101,401  $      1,923,838  $      2,304,999
                                    ================  ================  ================  ================


                                                  LMPVET                       LMPVIT WESTERN ASSET
                                     VARIABLE LIFESTYLE ALLOCATION 85%    VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,623  $        265,832  $      6,032,375  $      4,754,059
   Net realized gains (losses)....         5,434,643         1,739,917           113,974            97,460
   Change in unrealized gains
     (losses) on investments......       (2,807,313)        17,385,552       (8,718,909)         (303,455)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,000,953        19,391,301       (2,572,560)         4,548,064
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,747,741         3,896,642         3,068,117        12,043,147
   Net transfers (including fixed
     account).....................       (1,896,512)          (70,391)         6,130,634         6,173,096
   Contract charges...............         (856,409)         (739,142)         (923,174)         (741,652)
   Transfers for contract benefits
     and terminations.............       (5,309,837)       (7,221,465)       (9,801,780)       (9,054,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,315,017)       (4,134,356)       (1,526,203)         8,420,475
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,314,064)        15,256,945       (4,098,763)        12,968,539
NET ASSETS:
   Beginning of year..............        95,074,284        79,817,339       104,740,451        91,771,912
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,760,220  $     95,074,284  $    100,641,688  $    104,740,451
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013





                                           MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (113)  $           (69)  $           (579)  $          (581)
   Net realized gains (losses).....              7,432               292              8,966             2,006
   Change in unrealized gains
     (losses) on investments.......            (6,574)             5,877           (12,305)            12,769
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                745             6,100            (3,918)            14,194
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --                 --                --
   Net transfers (including fixed
     account)......................                 --                --                 --                --
   Contract charges................                 --                --                 --                --
   Transfers for contract benefits
     and terminations..............           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (17,077)             (637)            (1,495)           (9,835)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............           (16,332)             5,463            (5,413)             4,359
NET ASSETS:
   Beginning of year...............             25,951            20,488             46,020            41,661
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $           9,619  $         25,951  $          40,607  $         46,020
                                     =================  ================  =================  ================

                                                                                                                     MIST
                                                                                                                ALLIANZ GLOBAL
                                                                                MIST ALLIANCEBERNSTEIN         INVESTORS DYNAMIC
                                              MFS VIT RESEARCH                 GLOBAL DYNAMIC ALLOCATION       MULTI-ASSET PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT                 SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------  -----------------
                                            2014              2013              2014              2013             2014 (b)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $          (295)  $          (610)  $     17,462,736  $     (4,610,871)  $          4,824
   Net realized gains (losses).....             19,157             1,133        91,273,198         73,047,817           171,321
   Change in unrealized gains
     (losses) on investments.......           (16,582)            14,560        81,273,478        213,779,983            67,003
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              2,280            15,083       190,009,412        282,216,929           243,148
                                      ----------------  ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                --        55,989,983        248,776,609        10,740,886
   Net transfers (including fixed
     account)......................           (19,607)                --      (21,381,907)         93,377,580         8,194,795
   Contract charges................                 --                --      (48,104,869)       (43,781,572)          (41,475)
   Transfers for contract benefits
     and terminations..............           (19,937)           (1,403)     (116,695,473)       (90,758,771)         (150,898)
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (39,544)           (1,403)     (130,192,266)        207,613,846        18,743,308
                                      ----------------  ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (37,264)            13,680        59,817,146        489,830,775        18,986,456
NET ASSETS:
   Beginning of year...............             63,835            50,155     3,313,674,192      2,823,843,417                --
                                      ----------------  ----------------  ----------------  -----------------  -----------------
   End of year.....................   $         26,571  $         63,835  $  3,373,491,338  $   3,313,674,192  $     18,986,456
                                      ================  ================  ================  =================  =================



                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013               2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (9,274,974)  $     (5,388,861)  $     (9,929,733)  $    (9,394,519)
   Net realized gains (losses).....       378,474,453        250,625,904        311,427,666       121,285,044
   Change in unrealized gains
     (losses) on investments.......     (221,142,935)        260,897,780      (216,740,668)       233,109,626
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       148,056,544        506,134,823         84,757,265       345,000,151
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        25,164,897         29,549,572         16,363,073        19,707,302
   Net transfers (including fixed
     account)......................        81,773,177        (8,307,267)         52,035,269        66,168,229
   Contract charges................      (39,628,718)       (37,993,157)       (19,090,909)      (16,411,723)
   Transfers for contract benefits
     and terminations..............     (227,918,364)      (165,057,262)      (110,126,406)      (82,807,176)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (160,609,008)      (181,808,114)       (60,818,973)      (13,343,368)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (12,552,464)        324,326,709         23,938,292       331,656,783
NET ASSETS:
   Beginning of year...............     3,430,387,038      3,106,060,329      1,828,322,375     1,496,665,592
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,417,834,574  $   3,430,387,038  $   1,852,260,667  $  1,828,322,375
                                     ================  =================  =================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,163,898)  $    (6,517,995)  $    (1,287,876)  $      2,016,609
   Net realized gains (losses)....        58,138,021        55,767,296       176,763,916       119,968,172
   Change in unrealized gains
     (losses) on investments......      (11,947,440)        96,031,643      (97,636,993)        74,888,275
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        40,026,683       145,280,944        77,839,047       196,873,056
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,913,774        14,629,823        12,830,009        17,989,884
   Net transfers (including fixed
     account).....................           213,217      (37,937,636)         1,602,305      (30,931,042)
   Contract charges...............       (6,974,136)       (6,691,159)      (21,095,644)      (21,278,076)
   Transfers for contract benefits
     and terminations.............      (40,894,690)      (28,561,135)     (123,385,571)     (100,612,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (23,741,835)      (58,560,107)     (130,048,901)     (134,832,024)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        16,284,848        86,720,837      (52,209,854)        62,041,032
NET ASSETS:
   Beginning of year..............       632,386,636       545,665,799     1,796,366,977     1,734,325,945
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    648,671,484  $    632,386,636  $  1,744,157,123  $  1,796,366,977
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (45,442,328)  $      24,454,360  $   (16,420,373)  $    (3,617,558)
   Net realized gains (losses)....        23,650,336        131,410,280       326,148,796       133,255,577
   Change in unrealized gains
     (losses) on investments......       108,694,006      (347,099,092)      (72,592,431)       311,060,284
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        86,902,014      (191,234,452)       237,135,992       440,698,303
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        29,606,314        299,929,057        84,068,820       411,567,881
   Net transfers (including fixed
     account).....................     (204,080,674)      (449,932,361)      (84,585,142)      (28,640,096)
   Contract charges...............      (46,773,091)       (50,307,360)      (78,223,830)      (73,176,143)
   Transfers for contract benefits
     and terminations.............     (112,828,345)      (113,288,370)     (192,637,569)     (149,396,119)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (334,075,796)      (313,599,034)     (271,377,721)       160,355,523
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (247,173,782)      (504,833,486)      (34,241,729)       601,053,826
NET ASSETS:
   Beginning of year..............     3,248,475,977      3,753,309,463     5,457,878,761     4,856,824,935
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  3,001,302,195  $   3,248,475,977  $  5,423,637,032  $  5,457,878,761
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      12,025,813  $     14,596,196  $    (1,485,527)  $      9,853,299
   Net realized gains (losses)....         12,716,800         9,642,339         1,432,009          (92,999)
   Change in unrealized gains
     (losses) on investments......       (19,968,507)       (4,631,091)        29,887,079       (6,455,197)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          4,774,106        19,607,444        29,833,561         3,305,103
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,303,734        13,943,237         4,948,277         1,804,117
   Net transfers (including fixed
     account).....................       (14,899,754)      (26,718,376)       137,827,843        14,576,022
   Contract charges...............        (2,737,425)       (2,612,849)       (2,672,557)       (1,769,594)
   Transfers for contract benefits
     and terminations.............       (20,374,580)      (16,046,952)      (22,432,403)      (12,559,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (31,708,025)      (31,434,940)       117,671,160         2,050,862
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (26,933,919)      (11,827,496)       147,504,721         5,355,965
NET ASSETS:
   Beginning of year..............        265,149,806       276,977,302       182,673,922       177,317,957
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     238,215,887  $    265,149,806  $    330,178,643  $    182,673,922
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,056,394)  $    (5,039,430)
   Net realized gains (losses)....        36,635,069        11,473,473
   Change in unrealized gains
     (losses) on investments......        56,948,433       123,052,679
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        85,527,108       129,486,722
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,690,997         5,418,106
   Net transfers (including fixed
     account).....................        90,599,582        52,077,391
   Contract charges...............       (4,874,183)       (3,110,264)
   Transfers for contract benefits
     and terminations.............      (42,081,564)      (25,033,154)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        49,334,832        29,352,079
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       134,861,940       158,838,801
NET ASSETS:
   Beginning of year..............       451,710,565       292,871,764
                                    ----------------  ----------------
   End of year....................  $    586,572,505  $    451,710,565
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,829,907)  $    (1,173,155)  $      5,671,683  $      5,201,015
   Net realized gains (losses)....        34,906,259        12,013,375        74,815,977        11,702,177
   Change in unrealized gains
     (losses) on investments......      (14,180,162)        31,704,368     (131,491,626)       134,182,838
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,896,190        42,544,588      (51,003,966)       151,086,030
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,617,745         1,260,840        13,222,191        17,704,175
   Net transfers (including fixed
     account).....................         6,895,267           158,750        67,256,961        27,865,479
   Contract charges...............       (1,396,608)       (1,323,450)       (6,242,202)       (5,353,619)
   Transfers for contract benefits
     and terminations.............      (17,538,311)      (11,814,121)      (53,706,976)      (36,258,075)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,421,907)      (11,717,981)        20,529,974         3,957,960
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,474,283        30,826,607      (30,473,992)       155,043,990
NET ASSETS:
   Beginning of year..............       170,038,386       139,211,779       693,983,244       538,939,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    178,512,669  $    170,038,386  $    663,509,252  $    693,983,244
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (11,534,041)  $   (12,158,692)  $    (5,948,017)  $    (1,674,772)
   Net realized gains (losses)....        40,501,882        10,077,015        19,778,596         9,703,108
   Change in unrealized gains
     (losses) on investments......         4,357,344         4,078,692        42,690,949       101,696,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,325,185         1,997,015        56,521,528       109,724,392
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,938,907       168,173,765        18,779,139        20,478,377
   Net transfers (including fixed
     account).....................      (45,599,752)        45,607,989       351,468,472        11,030,539
   Contract charges...............      (11,948,746)      (10,692,799)       (6,851,970)       (3,417,107)
   Transfers for contract benefits
     and terminations.............      (33,501,846)      (23,347,690)      (50,479,016)      (23,713,080)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (44,111,437)       179,741,265       312,916,625         4,378,729
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,786,252)       181,738,280       369,438,153       114,103,121
NET ASSETS:
   Beginning of year..............       843,160,697       661,422,417       443,561,923       329,458,802
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    832,374,445  $    843,160,697  $    813,000,076  $    443,561,923
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,692,440)  $    (1,314,553)  $    (4,813,204)  $    (3,674,573)
   Net realized gains (losses)....        32,283,294         7,722,920        47,750,149        24,585,422
   Change in unrealized gains
     (losses) on investments......       (9,866,841)        30,620,411      (24,251,382)        67,501,884
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,724,013        37,028,778        18,685,563        88,412,733
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,541,819         2,155,363         6,584,864        10,016,335
   Net transfers (including fixed
     account).....................        91,176,014      (10,011,007)       (5,472,948)         1,587,973
   Contract charges...............       (2,498,611)       (1,678,656)       (2,652,796)       (2,269,655)
   Transfers for contract benefits
     and terminations.............      (13,576,001)       (7,603,595)      (27,691,755)      (19,026,821)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        80,643,221      (17,137,895)      (29,232,635)       (9,692,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       100,367,234        19,890,883      (10,547,072)        78,720,565
NET ASSETS:
   Beginning of year..............       158,040,375       138,149,492       319,189,345       240,468,780
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    258,407,609  $    158,040,375  $    308,642,273  $    319,189,345
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (418,668)  $    (4,238,910)
   Net realized gains (losses)....         1,294,863        24,886,829
   Change in unrealized gains
     (losses) on investments......        10,102,500      (36,171,178)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,978,695      (15,523,259)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,373         2,386,585
   Net transfers (including fixed
     account).....................        58,496,687         1,463,200
   Contract charges...............       (3,817,976)       (3,775,856)
   Transfers for contract benefits
     and terminations.............      (24,333,751)      (19,173,185)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        32,389,333      (19,099,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        43,368,028      (34,622,515)
NET ASSETS:
   Beginning of year..............       311,869,932       346,492,447
                                    ----------------  ----------------
   End of year....................  $    355,237,960  $    311,869,932
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014              2013                2014              2013
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,333,867)  $    (6,934,561)   $       (184,083)  $      (280,527)
   Net realized gains (losses)....        27,540,298         2,430,024           4,065,482         1,241,336
   Change in unrealized gains
     (losses) on investments......        19,805,708        53,369,009         (3,083,282)         6,048,540
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        45,012,139        48,864,472             798,117         7,009,349
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,831,643       122,948,435             375,799           370,757
   Net transfers (including fixed
     account).....................        91,593,515       313,227,408           1,061,177       (1,450,951)
   Contract charges...............      (12,087,064)       (6,988,131)           (294,244)         (290,764)
   Transfers for contract benefits
     and terminations.............      (27,224,492)      (13,774,602)         (1,874,915)       (1,786,801)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       114,113,602       415,413,110           (732,183)       (3,157,759)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       159,125,741       464,277,582              65,934         3,851,590
NET ASSETS:
   Beginning of year..............       746,849,717       282,572,135          27,866,566        24,014,976
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $    905,975,458  $    746,849,717   $      27,932,500  $     27,866,566
                                    ================  ================   =================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS    MIST LORD ABBETT BOND DEBENTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        903,964  $       1,519,876  $     10,384,873  $     12,964,602
   Net realized gains (losses)....         5,851,208          5,872,725        10,876,570         4,166,635
   Change in unrealized gains
     (losses) on investments......       (3,452,819)         18,236,473      (13,286,737)       (1,363,498)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,302,353         25,629,074         7,974,706        15,767,739
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,804,342          2,604,900         2,605,721         2,945,951
   Net transfers (including fixed
     account).....................         6,834,599       (13,383,801)       (8,200,868)         3,690,479
   Contract charges...............       (1,718,440)        (1,759,667)       (1,568,374)       (1,551,965)
   Transfers for contract benefits
     and terminations.............      (13,467,605)       (10,275,135)      (25,529,114)      (27,568,008)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (6,547,104)       (22,813,703)      (32,692,635)      (22,483,543)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,244,751)          2,815,371      (24,717,929)       (6,715,804)
NET ASSETS:
   Beginning of year..............       180,595,781        177,780,410       259,294,487       266,010,291
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    177,351,030  $     180,595,781  $    234,576,558  $    259,294,487
                                    ================  =================  ================  ================

                                                                                  MIST MET/FRANKLIN
                                    MIST MET/EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,659,223  $      1,167,863  $      1,030,348  $       (409,213)
   Net realized gains (losses)....            211,258           371,454         (132,806)             31,429
   Change in unrealized gains
     (losses) on investments......        (2,518,686)         (202,111)       (1,819,015)            351,282
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (648,205)         1,337,206         (921,473)           (26,502)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,192,071         1,243,464         2,090,130          2,247,876
   Net transfers (including fixed
     account).....................        (1,922,295)        31,075,652        46,451,435        100,397,861
   Contract charges...............          (776,640)         (606,811)       (2,104,842)          (860,351)
   Transfers for contract benefits
     and terminations.............        (7,051,558)       (4,130,678)      (12,697,479)        (5,061,682)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,558,422)        27,581,627        33,739,244         96,723,704
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (9,206,627)        28,918,833        32,817,771         96,697,202
NET ASSETS:
   Beginning of year..............         83,115,837        54,197,004       140,307,146         43,609,944
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $      73,909,210  $     83,115,837  $    173,124,917  $     140,307,146
                                    =================  ================  ================  =================

                                                  MIST
                                    MET/TEMPLETON INTERNATIONAL BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,574,302  $        276,907
   Net realized gains (losses)....         (178,047)            98,819
   Change in unrealized gains
     (losses) on investments......       (1,505,639)         (752,953)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (109,384)         (377,227)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           226,823           293,635
   Net transfers (including fixed
     account).....................       (1,575,024)       (1,527,452)
   Contract charges...............         (654,339)         (704,031)
   Transfers for contract benefits
     and terminations.............       (2,990,340)       (2,400,039)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,992,880)       (4,337,887)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (5,102,264)       (4,715,114)
NET ASSETS:
   Beginning of year..............        52,286,139        57,001,253
                                    ----------------  ----------------
   End of year....................  $     47,183,875  $     52,286,139
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                    MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,850,777)  $    (5,162,875)  $     23,588,127  $    (12,169,666)
   Net realized gains (losses)....        16,294,442         8,803,988       552,071,894        109,386,034
   Change in unrealized gains
     (losses) on investments......        11,631,228       141,558,132      (36,064,867)        560,925,735
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,074,893       145,199,245       539,595,154        658,142,103
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,121,321         6,117,615       180,291,226        512,612,376
   Net transfers (including fixed
     account).....................         4,111,278           344,230       440,513,036        934,128,079
   Contract charges...............       (4,988,560)       (4,668,056)      (95,398,763)       (75,280,741)
   Transfers for contract benefits
     and terminations.............      (45,715,642)      (32,065,600)     (251,273,497)      (168,084,256)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (40,471,603)      (30,271,811)       274,132,002      1,203,375,458
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (18,396,710)       114,927,434       813,727,156      1,861,517,561
NET ASSETS:
   Beginning of year..............       659,971,504       545,044,070     6,454,726,976      4,593,209,415
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    641,574,794  $    659,971,504  $  7,268,454,132  $   6,454,726,976
                                    ================  ================  ================  =================

                                                  MIST
                                    METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,724,040)  $      (699,118)  $    (4,819,875)  $     (1,972,508)
   Net realized gains (losses)....         1,441,000         3,617,087        28,733,355         14,422,998
   Change in unrealized gains
     (losses) on investments......        28,321,809         7,257,662      (23,969,258)         71,078,415
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        25,038,769        10,175,631          (55,778)         83,528,905
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        39,107,524        48,451,797         2,163,105          2,497,715
   Net transfers (including fixed
     account).....................       164,988,787       142,884,678       (7,179,469)       (16,141,981)
   Contract charges...............       (4,851,352)         (796,188)       (2,208,499)        (2,257,569)
   Transfers for contract benefits
     and terminations.............      (12,726,825)       (2,006,845)      (32,407,421)       (24,465,425)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       186,518,134       188,533,442      (39,632,284)       (40,367,260)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       211,556,903       198,709,073      (39,688,062)         43,161,645
NET ASSETS:
   Beginning of year..............       209,957,052        11,247,979       330,701,962        287,540,317
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    421,513,955  $    209,957,052  $    291,013,900  $     330,701,962
                                    ================  ================  ================  =================


                                     MIST MFS EMERGING MARKETS EQUITY       MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (3,159,826)  $    (2,103,697)   $      2,090,191  $      3,181,971
   Net realized gains (losses)....          2,820,880         1,835,792          1,753,034           522,322
   Change in unrealized gains
     (losses) on investments......       (35,285,750)      (28,154,915)       (30,446,779)        47,772,611
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (35,624,696)      (28,422,820)       (26,603,554)        51,476,904
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,559,248        18,621,868          4,632,660         5,992,222
   Net transfers (including fixed
     account).....................         29,309,475        44,696,703          6,352,582      (11,184,676)
   Contract charges...............        (4,822,730)       (4,647,330)        (2,468,848)       (2,476,702)
   Transfers for contract benefits
     and terminations.............       (26,878,803)      (22,864,787)       (25,488,292)      (23,934,709)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          5,167,190        35,806,454       (16,971,898)      (31,603,865)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (30,457,506)         7,383,634       (43,575,452)        19,873,039
NET ASSETS:
   Beginning of year..............        456,076,892       448,693,258        331,488,461       311,615,422
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    425,619,386  $    456,076,892   $    287,913,009  $    331,488,461
                                     ================  ================   ================  ================

                                                   MIST
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,409,470)  $    (1,696,520)
   Net realized gains (losses)....         5,684,794         2,455,142
   Change in unrealized gains
     (losses) on investments......       (2,736,107)        64,718,433
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (460,783)        65,477,055
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,815,143        30,911,631
   Net transfers (including fixed
     account).....................           261,603       (5,530,092)
   Contract charges...............       (2,627,209)       (2,046,240)
   Transfers for contract benefits
     and terminations.............      (13,039,300)      (10,333,215)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,589,763)        13,002,084
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,050,546)        78,479,139
NET ASSETS:
   Beginning of year..............       244,579,234       166,100,095
                                    ----------------  ----------------
   End of year....................  $    240,528,688  $    244,579,234
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MIST
                                                                         PANAGORA GLOBAL             MIST PIMCO
                                      MIST OPPENHEIMER GLOBAL EQUITY    DIVERSIFIED RISK      INFLATION PROTECTED BOND
                                                SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (389,294)  $      (523,132)  $       (23,522)  $      (314,897)  $      5,656,555
   Net realized gains (losses)....         3,495,793           471,553           207,621      (10,840,115)        44,720,235
   Change in unrealized gains
     (losses) on investments......       (2,567,600)        11,622,690         (153,203)        22,930,848     (156,230,192)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           538,899        11,571,111            30,896        11,775,836     (105,853,402)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           399,861           974,476         2,980,950         5,645,359         7,816,286
   Net transfers (including fixed
     account).....................           480,602        59,782,304         7,342,567      (42,539,161)      (33,502,041)
   Contract charges...............         (525,821)         (334,651)          (46,489)       (8,436,136)       (9,760,980)
   Transfers for contract benefits
     and terminations.............       (6,941,115)       (3,578,136)         (146,280)      (55,305,583)      (58,283,070)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,586,473)        56,843,993        10,130,748     (100,635,521)      (93,729,805)
                                    ----------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,047,574)        68,415,104        10,161,644      (88,859,685)     (199,583,207)
NET ASSETS:
   Beginning of year..............        78,398,573         9,983,469                --       821,456,089     1,021,039,296
                                    ----------------  ----------------  ----------------  ----------------  ----------------
   End of year....................  $     72,350,999  $     78,398,573  $     10,161,644  $    732,596,404  $    821,456,089
                                    ================  ================  ================  ================  ================



                                         MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     14,856,202  $     57,226,440  $        817,446  $      4,682,697
   Net realized gains (losses)....       (1,792,640)        42,284,668        87,911,473         4,614,621
   Change in unrealized gains
     (losses) on investments......        36,415,773     (175,186,613)      (61,223,094)        61,555,660
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        49,479,335      (75,675,505)        27,505,825        70,852,978
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,074,315        23,558,528         9,637,842        28,240,878
   Net transfers (including fixed
     account).....................      (98,518,340)      (36,143,738)       (8,227,980)       (4,702,128)
   Contract charges...............      (20,347,053)      (21,824,762)       (3,315,269)       (2,681,923)
   Transfers for contract benefits
     and terminations.............     (151,437,179)     (130,498,036)      (17,438,624)      (13,997,790)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (256,228,257)     (164,908,008)      (19,344,031)         6,859,037
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (206,748,922)     (240,583,513)         8,161,794        77,712,015
NET ASSETS:
   Beginning of year..............     1,993,786,948     2,234,370,461       297,755,670       220,043,655
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,787,038,026  $  1,993,786,948  $    305,917,464  $    297,755,670
                                    ================  ================  ================  ================



                                      MIST PIONEER STRATEGIC INCOME       MIST PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     34,258,738  $     30,105,308  $      8,253,807  $      1,187,173
   Net realized gains (losses)....        12,258,413         3,348,132       (2,556,572)         2,758,477
   Change in unrealized gains
     (losses) on investments......      (17,661,136)      (32,752,219)        34,979,601      (56,847,411)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        28,856,015           701,221        40,676,836      (52,901,761)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        28,345,716        95,062,807         3,770,560        63,436,489
   Net transfers (including fixed
     account).....................        42,682,881        81,921,721      (28,818,734)     (213,162,045)
   Contract charges...............       (9,619,195)       (7,949,861)      (10,709,776)      (12,240,571)
   Transfers for contract benefits
     and terminations.............      (65,741,442)      (55,184,071)      (40,212,165)      (38,279,793)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,332,040)       113,850,596      (75,970,115)     (200,245,920)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,523,975       114,551,817      (35,293,279)     (253,147,681)
NET ASSETS:
   Beginning of year..............       919,328,857       804,777,040       715,739,557       968,887,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    943,852,832  $    919,328,857  $    680,446,278  $    715,739,557
                                    ================  ================  ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MIST PYRAMIS MANAGED RISK       MIST SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014            2013 (c)            2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,731,736)  $        251,733  $      (428,408)  $    (4,795,245)
   Net realized gains (losses)....           515,242         1,330,956        18,517,553         2,079,740
   Change in unrealized gains
     (losses) on investments......         9,325,602         1,889,489        10,370,401        31,029,531
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,109,108         3,472,178        28,459,546        28,314,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        21,094,105        11,152,445        19,796,572        68,362,808
   Net transfers (including fixed
     account).....................        61,855,680        64,918,197        32,175,596       161,034,274
   Contract charges...............       (1,600,359)         (309,972)       (6,709,852)       (4,470,986)
   Transfers for contract benefits
     and terminations.............       (4,362,374)         (815,619)      (15,546,572)       (9,919,594)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        76,987,052        74,945,051        29,715,744       215,006,502
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        85,096,160        78,417,229        58,175,290       243,320,528
NET ASSETS:
   Beginning of year..............        78,417,229                --       435,205,689       191,885,161
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    163,513,389  $     78,417,229  $    493,380,979  $    435,205,689
                                    ================  ================  ================  ================


                                      MIST SSGA GROWTH AND INCOME ETF           MIST SSGA GROWTH ETF
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     11,253,551  $     15,406,854   $      1,691,616  $      2,717,724
   Net realized gains (losses)....       113,377,455        56,799,502         41,161,005        25,386,819
   Change in unrealized gains
     (losses) on investments......      (60,416,484)        92,923,301       (24,023,767)        44,458,197
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        64,214,522       165,129,657         18,828,854        72,562,740
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,439,074        11,860,244          6,532,143         5,978,512
   Net transfers (including fixed
     account).....................      (25,023,322)      (37,705,533)        (3,398,510)         6,512,325
   Contract charges...............      (18,124,397)      (18,210,457)        (5,200,778)       (4,933,205)
   Transfers for contract benefits
     and terminations.............      (95,978,922)      (64,397,713)       (24,564,862)      (18,680,473)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (128,687,567)     (108,453,459)       (26,632,007)      (11,122,841)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (64,473,045)        56,676,198        (7,803,153)        61,439,899
NET ASSETS:
   Beginning of year..............     1,578,178,677     1,521,502,479        509,607,858       448,167,959
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $  1,513,705,632  $  1,578,178,677   $    501,804,705  $    509,607,858
                                    ================  ================   ================  ================

                                                                                       MIST
                                    MIST T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (2,592,578)  $        274,524  $    (8,684,292)  $    (7,216,909)
   Net realized gains (losses)....         22,160,919        12,380,070        83,347,675        44,126,921
   Change in unrealized gains
     (losses) on investments......         67,563,377       154,938,541      (17,691,662)       116,792,789
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         87,131,718       167,593,135        56,971,721       153,702,801
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         12,253,858         7,988,896         3,338,843         4,862,681
   Net transfers (including fixed
     account).....................        159,566,655         4,058,593      (37,998,561)      (21,028,467)
   Contract charges...............        (4,113,653)       (3,122,742)       (4,959,686)       (4,805,296)
   Transfers for contract benefits
     and terminations.............       (73,966,475)      (55,363,943)      (48,648,856)      (31,385,247)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         93,740,385      (46,439,196)      (88,268,260)      (52,356,329)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        180,872,103       121,153,939      (31,296,539)       101,346,472
NET ASSETS:
   Beginning of year..............        657,944,319       536,790,380       568,882,747       467,536,275
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    838,816,422  $    657,944,319  $    537,586,208  $    568,882,747
                                     ================  ================  ================  ================


                                       MIST WMC LARGE CAP RESEARCH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,311)  $       (69,719)
   Net realized gains (losses)....           962,687           843,040
   Change in unrealized gains
     (losses) on investments......         1,050,584         3,552,916
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,860,960         4,326,237
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           307,777           654,278
   Net transfers (including fixed
     account).....................         (607,575)         (847,332)
   Contract charges...............         (197,017)         (180,167)
   Transfers for contract benefits
     and terminations.............         (973,400)       (1,522,513)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,470,215)       (1,895,734)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           390,745         2,430,503
NET ASSETS:
   Beginning of year..............        16,869,650        14,439,147
                                    ----------------  ----------------
   End of year....................  $     17,260,395  $     16,869,650
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK    MSF BARCLAYS AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      (823,308)  $    (3,165,848)   $      2,129,181  $      2,684,004
   Net realized gains (losses)....          2,816,068         1,385,436          (108,055)         (145,067)
   Change in unrealized gains
     (losses) on investments......       (15,452,332)        31,198,214          4,954,438       (8,883,122)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (13,459,572)        29,417,802          6,975,564       (6,344,185)
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,436,654         1,422,162          9,707,112        11,149,289
   Net transfers (including fixed
     account).....................            324,776       282,688,482         51,418,453        15,951,296
   Contract charges...............        (3,197,760)       (2,205,156)        (2,153,905)       (1,698,851)
   Transfers for contract benefits
     and terminations.............       (19,054,714)      (10,455,850)       (15,043,074)       (8,039,466)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (20,491,044)       271,449,638         43,928,586        17,362,268
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (33,950,616)       300,867,440         50,904,150        11,018,083
NET ASSETS:
   Beginning of year..............        303,453,047         2,585,607        162,571,849       151,553,766
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $    269,502,431  $    303,453,047   $    213,475,999  $    162,571,849
                                     ================  ================   ================  ================

                                                                                        MSF
                                         MSF BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         952,581  $      1,256,228  $      (221,645)  $      (112,438)
   Net realized gains (losses)....             40,190         1,515,855         1,124,532           691,188
   Change in unrealized gains
     (losses) on investments......          2,001,494       (4,322,733)            32,868         3,229,055
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,994,265       (1,550,650)           935,755         3,807,805
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,147,683         5,100,261           465,737         1,032,741
   Net transfers (including fixed
     account).....................          6,751,669         1,673,798         (848,033)          (69,939)
   Contract charges...............          (621,824)         (567,749)         (110,785)         (108,766)
   Transfers for contract benefits
     and terminations.............        (4,908,655)       (5,292,686)       (1,028,588)       (1,221,109)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          3,368,873           913,624       (1,521,669)         (367,073)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          6,363,138         (637,026)         (585,914)         3,440,732
NET ASSETS:
   Beginning of year..............         57,251,907        57,888,933        15,272,342        11,831,610
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      63,615,045  $     57,251,907  $     14,686,428  $     15,272,342
                                    =================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE       MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (2,636)  $          1,769  $    (6,766,906)  $    (8,012,597)
   Net realized gains (losses)....           921,265           196,427                --                --
   Change in unrealized gains
     (losses) on investments......         (583,420)           706,190                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           335,209           904,386       (6,766,906)       (8,012,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           187,882           170,505        16,019,042        35,808,232
   Net transfers (including fixed
     account).....................           257,815           180,009        38,236,997       (7,315,471)
   Contract charges...............             (155)             (147)       (4,868,193)       (5,349,795)
   Transfers for contract benefits
     and terminations.............         (372,113)         (439,359)     (108,077,463)     (122,897,380)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,429          (88,992)      (58,689,617)      (99,754,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           408,638           815,394      (65,456,523)     (107,767,011)
NET ASSETS:
   Beginning of year..............         3,792,926         2,977,532       461,342,890       569,109,901
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,201,564  $      3,792,926  $    395,886,367  $    461,342,890
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2014            2013 (c)
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,322,869)  $       (897,791)
   Net realized gains (losses)....         9,730,209          1,222,819
   Change in unrealized gains
     (losses) on investments......       (1,239,505)         14,503,587
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,167,835         14,828,615
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           593,698            339,204
   Net transfers (including fixed
     account).....................       (3,064,927)         73,026,037
   Contract charges...............         (703,442)          (461,156)
   Transfers for contract benefits
     and terminations.............       (6,346,789)        (4,081,537)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,521,460)         68,822,548
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (2,353,625)         83,651,163
NET ASSETS:
   Beginning of year..............        83,651,163                 --
                                    ----------------  -----------------
   End of year....................  $     81,297,538  $      83,651,163
                                    ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                            MSF JENNISON GROWTH           MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014              2013               2014              2013
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,604,142)  $     (7,335,002)  $      (241,088)  $      (200,052)
   Net realized gains (losses)....        57,107,511         20,299,862         2,320,935         1,982,997
   Change in unrealized gains
     (losses) on investments......      (11,083,979)        145,943,839       (1,853,055)         2,464,698
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        37,419,390        158,908,699           226,792         4,247,643
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,880,660          3,447,603           156,508           344,417
   Net transfers (including fixed
     account).....................      (44,484,377)        (2,923,592)         (366,480)       (1,074,960)
   Contract charges...............       (4,133,996)        (3,962,178)         (175,842)         (173,285)
   Transfers for contract benefits
     and terminations.............      (48,285,573)       (38,611,159)         (745,280)       (1,065,267)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (94,023,286)       (42,049,326)       (1,131,094)       (1,969,095)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (56,603,896)        116,859,373         (904,302)         2,278,548
NET ASSETS:
   Beginning of year..............       585,624,219        468,764,846        14,610,773        12,332,225
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    529,020,323  $     585,624,219  $     13,706,471  $     14,610,773
                                    ================  =================  ================  ================

                                                    MSF
                                      LOOMIS SAYLES SMALL CAP GROWTH        MSF MET/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2014              2013              2014               2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        (2,894)  $        (1,411)  $     (2,770,312)  $    (2,081,656)
   Net realized gains (losses)....             33,035            10,812          9,182,228         2,704,503
   Change in unrealized gains
     (losses) on investments......           (27,964)            37,804        (6,138,938)        71,939,639
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              2,177            47,205            272,978        72,562,486
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             34,767            71,019          2,279,317         2,406,731
   Net transfers (including fixed
     account).....................             33,954            72,654       (15,880,836)        15,760,862
   Contract charges...............              (817)             (292)        (1,707,607)       (1,572,787)
   Transfers for contract benefits
     and terminations.............            (3,450)           (4,711)       (26,349,339)      (20,643,858)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             64,454           138,670       (41,658,465)       (4,049,052)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             66,631           185,875       (41,385,487)        68,513,434
NET ASSETS:
   Beginning of year..............            226,802            40,927        285,771,010       217,257,576
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $        293,433  $        226,802  $     244,385,523  $    285,771,010
                                     ================  ================  =================  ================

                                            MSF MET/DIMENSIONAL
                                        INTERNATIONAL SMALL COMPANY       MSF METLIFE ASSET ALLOCATION 20
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        265,996  $         75,530  $       (93,420)  $         123,598
   Net realized gains (losses)....         4,114,623         2,053,871           589,830            324,295
   Change in unrealized gains
     (losses) on investments......       (9,176,434)        11,472,763          (85,239)          (227,599)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,795,815)        13,602,164           411,171            220,294
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           815,496           946,915           365,589                 --
   Net transfers (including fixed
     account).....................           191,200         2,187,268        35,836,944          (726,171)
   Contract charges...............         (593,152)         (559,879)         (223,118)           (83,224)
   Transfers for contract benefits
     and terminations.............       (3,606,060)       (2,632,342)       (2,200,451)        (1,568,517)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,192,516)          (58,038)        33,778,964        (2,377,912)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,988,331)        13,544,126        34,190,135        (2,157,618)
NET ASSETS:
   Beginning of year..............        66,162,419        52,618,293         7,497,408          9,655,026
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     58,174,088  $     66,162,419  $     41,687,543  $       7,497,408
                                    ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 40
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (56,436,952)  $         60,178
   Net realized gains (losses)....        14,979,444           205,663
   Change in unrealized gains
     (losses) on investments......       181,094,658           395,866
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       139,637,150           661,707
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,615,751                --
   Net transfers (including fixed
     account).....................     5,139,621,026           151,035
   Contract charges...............      (34,412,284)          (63,032)
   Transfers for contract benefits
     and terminations.............     (273,737,211)         (594,121)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     4,844,087,282         (506,118)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............     4,983,724,432           155,589
NET ASSETS:
   Beginning of year..............         7,732,376         7,576,787
                                    ----------------  ----------------
   End of year....................  $  4,991,456,808  $      7,732,376
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014             2013               2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (82,508,224)  $        111,426  $   (72,919,925)  $      (147,761)
   Net realized gains (losses)....        19,715,684         1,018,931        18,208,146           927,158
   Change in unrealized gains
     (losses) on investments......       325,337,909         5,244,250       313,139,176        10,180,246
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       262,545,369         6,374,607       258,427,397        10,959,643
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        24,283,519           333,489        24,181,255           209,284
   Net transfers (including fixed
     account).....................     7,634,512,209           189,896     6,518,639,731       (1,014,032)
   Contract charges...............      (48,104,618)         (368,244)      (40,179,976)         (511,319)
   Transfers for contract benefits
     and terminations.............     (389,900,744)       (3,563,775)     (310,434,847)       (4,103,646)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     7,220,790,366       (3,408,634)     6,192,206,163       (5,419,713)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     7,483,335,735         2,965,973     6,450,633,560         5,539,930
NET ASSETS:
   Beginning of year..............        44,655,421        41,689,448        57,260,787        51,720,857
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  7,527,991,156  $     44,655,421  $  6,507,894,347  $     57,260,787
                                    ================  ================  ================  ================

                                     MSF METLIFE MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,673)  $      (566,013)  $      (765,841)  $        126,616
   Net realized gains (losses)....        11,559,694         6,964,753        38,987,719        23,490,755
   Change in unrealized gains
     (losses) on investments......       (1,212,992)        23,599,476        23,647,160       106,939,595
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,527,029        29,998,216        61,869,038       130,556,966
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,512,620         3,805,517         7,247,240         9,905,483
   Net transfers (including fixed
     account).....................       (1,166,141)         9,018,341        32,842,922        10,729,964
   Contract charges...............       (1,039,460)         (966,588)       (3,860,753)       (3,364,435)
   Transfers for contract benefits
     and terminations.............       (8,982,254)       (4,961,109)      (48,542,701)      (33,312,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,675,235)         6,896,161      (12,313,292)      (16,041,507)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,851,794        36,894,377        49,555,746       114,515,459
NET ASSETS:
   Beginning of year..............       125,884,078        88,989,701       561,274,487       446,759,028
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    127,735,872  $    125,884,078  $    610,830,233  $    561,274,487
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2014              2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         314,570  $        297,490  $       (57,616)  $    (1,920,146)
   Net realized gains (losses)....          1,124,465           439,651        18,672,716         5,190,690
   Change in unrealized gains
     (losses) on investments......          1,597,039         5,520,960         2,950,546        43,048,658
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          3,036,074         6,258,101        21,565,646        46,319,202
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,026,445         2,347,250         3,231,894         3,226,292
   Net transfers (including fixed
     account).....................            695,451         5,946,371       (9,606,231)       176,696,995
   Contract charges...............          (252,458)         (195,752)       (2,466,657)       (1,727,489)
   Transfers for contract benefits
     and terminations.............        (5,732,469)       (3,656,176)      (17,796,650)      (12,316,297)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,263,031)         4,441,693      (26,637,644)       165,879,501
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (226,957)        10,699,794       (5,071,998)       212,198,703
NET ASSETS:
   Beginning of year..............         46,044,412        35,344,618       260,473,964        48,275,261
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      45,817,455  $     46,044,412  $    255,401,966  $    260,473,964
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        991,218  $      1,388,628
   Net realized gains (losses)....         2,887,187         1,008,944
   Change in unrealized gains
     (losses) on investments......      (11,944,228)        15,456,919
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,065,823)        17,854,491
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,309,427         3,337,616
   Net transfers (including fixed
     account).....................         4,727,833        14,653,612
   Contract charges...............         (974,058)         (946,782)
   Transfers for contract benefits
     and terminations.............       (8,971,260)       (4,106,316)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,908,058)        12,938,130
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,973,881)        30,792,621
NET ASSETS:
   Beginning of year..............       112,197,169        81,404,548
                                    ----------------  ----------------
   End of year....................  $    101,223,288  $    112,197,169
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013






                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,176,457)  $    (1,702,008)  $      (798,862)  $       (279,727)
   Net realized gains (losses)....         4,329,229         2,307,614         8,367,458          2,980,519
   Change in unrealized gains
     (losses) on investments......       (5,677,025)        36,584,374       (3,199,788)         32,072,788
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,524,253)        37,189,980         4,368,808         34,773,580
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,992,969         1,534,745         2,652,120          3,036,517
   Net transfers (including fixed
     account).....................       (5,425,832)       130,824,603         5,859,193         17,108,088
   Contract charges...............       (1,280,963)         (883,958)       (1,176,186)          (979,907)
   Transfers for contract benefits
     and terminations.............      (13,905,156)       (8,216,818)       (7,916,247)        (4,618,795)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,618,982)       123,258,572         (581,120)         14,545,903
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (22,143,235)       160,448,552         3,787,688         49,319,483
NET ASSETS:
   Beginning of year..............       172,247,460        11,798,908       141,070,458         91,750,975
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    150,104,225  $    172,247,460  $    144,858,146  $     141,070,458
                                    ================  ================  ================  =================




                                                   MSF                                  MSF
                                     T. ROWE PRICE LARGE CAP GROWTH       T. ROWE PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,482,158)  $    (1,361,307)  $      (153,247)  $      (118,410)
   Net realized gains (losses)....        14,393,834         1,274,164         1,464,690         1,190,765
   Change in unrealized gains
     (losses) on investments......       (1,397,928)        29,734,972         (830,342)         2,047,671
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,513,748        29,647,829           481,101         3,120,026
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,948,471         1,216,598           281,198           217,643
   Net transfers (including fixed
     account).....................        17,437,802       125,845,085         (504,932)            76,680
   Contract charges...............       (1,330,553)         (670,738)          (62,439)          (65,804)
   Transfers for contract benefits
     and terminations.............      (14,540,202)       (5,610,315)         (741,321)         (634,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,515,518       120,780,630       (1,027,494)         (406,208)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,029,266       150,428,459         (546,393)         2,713,818
NET ASSETS:
   Beginning of year..............       151,930,071         1,501,612        10,522,813         7,808,995
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,959,337  $    151,930,071  $      9,976,420  $     10,522,813
                                    ================  ================  ================  ================

                                                                                 MSF
                                                                            WESTERN ASSET
                                                                             MANAGEMENT
                                                   MSF                     STRATEGIC BOND            MSF WESTERN ASSET
                                    VAN ECK GLOBAL NATURAL RESOURCES        OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                               SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                    -----------------------------------  -----------------  -----------------------------------
                                          2014              2013              2014 (a)            2014               2013
                                    ----------------  -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,294,356)  $       (992,724)   $            (5)  $        697,614  $       1,546,993
   Net realized gains (losses)....         1,787,878        (2,668,683)                 --           (3,865)             12,769
   Change in unrealized gains
     (losses) on investments......      (19,515,189)         13,797,608                 48         2,454,211        (8,825,000)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,021,667)         10,136,201                 43         3,147,960        (7,265,238)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           402,973            944,635             12,700         5,112,381         17,581,036
   Net transfers (including fixed
     account).....................         8,185,185      (11,189,728)                 --          2,857,487       (7,036,962)
   Contract charges...............       (1,298,545)       (1,460,573)                 --        (3,072,371)       (3,057,823)
   Transfers for contract benefits
     and terminations.............       (5,429,317)       (3,878,019)                 --       (23,830,183)      (21,660,910)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,860,296      (15,583,685)             12,700       (18,932,686)      (14,174,659)
                                    ----------------  -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,161,371)       (5,447,484)             12,743       (15,784,726)      (21,439,897)
NET ASSETS:
   Beginning of year..............       106,449,499       111,896,983                 --        291,870,388       313,310,285
                                    ----------------  -----------------  -----------------  ----------------  -----------------
   End of year....................  $     89,288,128  $    106,449,499   $         12,743   $    276,085,662  $    291,870,388
                                    ================  =================  =================  ================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                  MSF WMC
                                         CORE EQUITY OPPORTUNITIES           NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,367,120)  $    (2,024,413)  $           (88)  $           (53)
   Net realized gains (losses)....        91,018,865        40,523,317             1,471               749
   Change in unrealized gains
     (losses) on investments......      (33,491,386)       130,538,788           (1,551)             2,197
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        51,160,359       169,037,692             (168)             2,893
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,408,051         5,918,436                --                --
   Net transfers (including fixed
     account).....................      (44,285,835)      (37,323,562)                --                --
   Contract charges...............       (4,874,727)       (4,862,149)                --                --
   Transfers for contract benefits
     and terminations.............      (54,954,173)      (46,536,304)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (100,706,684)      (82,803,579)           (1,810)               (3)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (49,546,325)        86,234,113           (1,978)             2,890
NET ASSETS:
   Beginning of year..............       658,561,438       572,327,325            10,991             8,101
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    609,015,113  $    658,561,438  $          9,013  $         10,991
                                    ================  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND             GLOBAL STRATEGIC INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            347  $            335  $            133  $            164
   Net realized gains (losses)....             (267)             (126)                 5                 8
   Change in unrealized gains
     (losses) on investments......               416             (342)              (73)             (240)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               496             (133)                65              (68)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including fixed
     account).....................                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (796)             (279)               (1)               (2)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (300)             (412)                64              (70)
NET ASSETS:
   Beginning of year..............             8,646             9,058             4,492             4,562
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          8,346  $          8,646  $          4,556  $          4,492
                                    ================  ================  ================  ================

                                              OPPENHEIMER VA
                                           MAIN STREET SMALL CAP           OPPENHEIMER VA MAIN STREET
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (875,296)  $     (725,297)  $          (589)  $          (280)
   Net realized gains (losses)....        21,968,724        6,330,488             5,285             1,403
   Change in unrealized gains
     (losses) on investments......       (9,177,366)       30,298,071             4,566            23,373
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,916,062       35,903,262             9,262            24,496
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,589,850        7,423,119                --                --
   Net transfers (including fixed
     account).....................       (3,769,755)      (9,338,929)                --                --
   Contract charges...............       (1,193,884)      (1,036,361)                --                --
   Transfers for contract benefits
     and terminations.............       (7,121,166)      (5,997,839)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,494,955)      (8,950,010)           (7,216)           (4,120)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,421,107       26,953,252             2,046            20,376
NET ASSETS:
   Beginning of year..............       123,045,407       96,092,155           104,039            83,663
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    126,466,514  $   123,045,407  $        106,085  $        104,039
                                    ================  ===============  ================  ================


                                          OPPENHEIMER VA MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (53)  $          (102)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                --                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (53)             (102)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (154)         (108,863)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (207)         (108,965)
NET ASSETS:
   Beginning of year..............             4,000           112,965
                                    ----------------  ----------------
   End of year....................  $          3,793  $          4,000
                                    ================  ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        PIMCO VIT
                                       COMMODITY-          PIMCO VIT          PIMCO VIT
                                       REALRETURN          EMERGING         UNCONSTRAINED
                                        STRATEGY          MARKET BOND           BOND                PIONEER VCT MID CAP
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT             VALUE SUB-ACCOUNT
                                    -----------------  ----------------  -----------------  -----------------------------------
                                        2014 (a)           2014 (a)           2014 (a)            2014               2013
                                    -----------------  ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              11  $             29  $              --  $       (535,991)  $      (422,216)
   Net realized gains (losses)....                 --                --                 --         11,686,087           856,609
   Change in unrealized gains
     (losses) on investments......            (1,741)                76                (4)        (2,093,671)        16,961,029
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            (1,730)               105                (4)          9,056,425        17,395,422
                                    -----------------  ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,900            15,098              4,763          2,291,113         5,065,892
   Net transfers (including fixed
     account).....................                 --                --                 --        (1,539,510)       (2,540,776)
   Contract charges...............                 --                --                 --          (602,056)         (481,800)
   Transfers for contract benefits
     and terminations.............                 --               (1)                 --        (6,203,018)       (3,983,623)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             14,900            15,097              4,763        (6,053,471)       (1,940,307)
                                    -----------------  ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............             13,170            15,202              4,759          3,002,954        15,455,115
NET ASSETS:
   Beginning of year..............                 --                --                 --         71,900,042        56,444,927
                                    -----------------  ----------------  -----------------  -----------------  ----------------
   End of year....................  $          13,170  $         15,202  $           4,759  $      74,902,996  $     71,900,042
                                    =================  ================  =================  =================  ================




                                      PIONEER VCT REAL ESTATE SHARES          T. ROWE PRICE GROWTH STOCK
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                           2014              2013               2014               2013
                                    -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           1,768  $           1,359  $       (68,593)  $        (60,820)
   Net realized gains (losses)....             47,876             18,057         1,582,180            357,589
   Change in unrealized gains
     (losses) on investments......             16,387           (19,131)         (938,069)          2,047,793
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             66,031                285           575,518          2,344,562
                                    -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                305                895           239,809            219,130
   Net transfers (including fixed
     account).....................           (41,306)             17,963         (718,459)          (113,852)
   Contract charges...............            (3,087)            (2,841)           (1,508)            (1,536)
   Transfers for contract benefits
     and terminations.............           (24,717)            (1,163)         (922,810)          (513,697)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (68,805)             14,854       (1,402,968)          (409,955)
                                    -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............            (2,774)             15,139         (827,450)          1,934,607
NET ASSETS:
   Beginning of year..............            252,653            237,514         8,339,192          6,404,585
                                    -----------------  -----------------  ----------------  -----------------
   End of year....................  $         249,879  $         252,653  $      7,511,742  $       8,339,192
                                    =================  =================  ================  =================




                                     T. ROWE PRICE INTERNATIONAL STOCK      T. ROWE PRICE PRIME RESERVE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2014              2013               2014              2013
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,560  $            503  $         (5,357)  $         (6,339)
   Net realized gains (losses)....            23,491            10,324                 --                 --
   Change in unrealized gains
     (losses) on investments......          (35,473)            71,247                 --                 --
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (10,422)            82,074            (5,357)            (6,339)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            33,720            21,103                 --                208
   Net transfers (including fixed
     account).....................          (46,190)           (7,638)             24,583           (93,657)
   Contract charges...............             (139)             (151)              (128)              (155)
   Transfers for contract benefits
     and terminations.............           (9,346)          (79,868)           (63,332)           (64,754)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (21,955)          (66,554)           (38,877)          (158,358)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............          (32,377)            15,520           (44,234)          (164,697)
NET ASSETS:
   Beginning of year..............           655,401           639,881            558,449            723,146
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        623,024  $        655,401  $         514,215  $         558,449
                                    ================  ================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                                                      VAN ECK VIP
                                                               TAP 1919 VARIABLE SOCIALLY           UIF GLOBAL        LONG/SHORT
                                                                   RESPONSIVE BALANCED            INFRASTRUCTURE     EQUITY INDEX
                                                                       SUB-ACCOUNT                  SUB-ACCOUNT       SUB-ACCOUNT
                                                          ------------------------------------  -----------------  -----------------
                                                                 2014              2013              2014 (a)          2014 (a)
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................  $         (1,774)  $         (2,213)  $             (4)  $            (10)
   Net realized gains (losses)..........................             44,532              8,209                 --                 --
   Change in unrealized gains
     (losses) on investments............................           (24,999)             39,556                 44                 80
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................             17,759             45,552                 40                 70
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................              1,080                 --              8,425             16,699
   Net transfers (including fixed
     account)...........................................           (33,535)              9,338                 --                 --
   Contract charges.....................................              (128)              (130)                 --                 --
   Transfers for contract benefits
     and terminations...................................           (23,622)           (51,803)                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions...........................           (56,205)           (42,595)              8,425             16,699
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................           (38,446)              2,957              8,465             16,769
NET ASSETS:
   Beginning of year....................................            292,286            289,329                 --                 --
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $         253,840  $         292,286  $           8,465  $          16,769
                                                          =================  =================  =================  =================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into MetLife Insurance Company of Connecticut, which subsequently changed its name to MetLife Insurance Company USA and its state of domicile to Delaware, and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Growth Stock Fund, Inc.
Ivy Funds Variable Insurance Portfolios ("Ivy              T. Rowe Price International Funds, Inc
   Funds VIP")                                             T. Rowe Price Prime Reserve Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         The Alger Portfolios ("Alger")
Legg Mason Partners Variable Equity Trust                  Trust For Advised Portfolios ("TAP")
   ("LMPVET")                                              The Universal Institutional Funds, Inc. ("UIF")
Legg Mason Partners Variable Income Trust                  Van Eck VIP Trust ("Van Eck VIP")
   ("LMPVIT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2014:

Alger Small Cap Growth Sub-Account                      BlackRock Global Allocation V.I. Sub-Account (b)
American Funds Bond Sub-Account                         Deutsche I International Sub-Account
American Funds Global Growth Sub-Account                Federated High Income Bond Sub-Account
American Funds Global Small Capitalization              Federated Kaufman Sub-Account
   Sub-Account (a)                                      Fidelity VIP Asset Manager Sub-Account
American Funds Growth Sub-Account                       Fidelity VIP Contrafund Sub-Account (a)
American Funds Growth-Income Sub-Account                Fidelity VIP Equity-Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Growth Allocation
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account
Fidelity VIP Growth Sub-Account                          MIST American Funds Growth Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST American Funds Moderate Allocation
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Money Market Sub-Account (a)                MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Overseas Sub-Account                        MIST BlackRock Global Tactical Strategies
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST Clarion Global Real Estate Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. American Franchise Sub-Account              MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Comstock Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. International Growth Sub-Account (a)        MIST Invesco Small Cap Growth Sub-Account (a)
Ivy Funds VIP Asset Strategy Sub-Account (b)             MIST JPMorgan Core Bond Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            MIST JPMorgan Global Active Allocation
   Sub-Account (a)                                          Sub-Account
LMPVET ClearBridge Variable Appreciation                 MIST JPMorgan Small Cap Value Sub-Account (a)
   Sub-Account                                           MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Equity Income                MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account (a)                                       MIST Met/Eaton Vance Floating Rate Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Franklin Low Duration Total Return
   Sub-Account                                              Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Templeton International Bond Sub-Account
   Sub-Account                                           MIST MetLife Asset Allocation 100 Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST MetLife Balanced Plus Sub-Account
   Sub-Account                                           MIST MetLife Multi-Index Targeted Risk
LMPVET Permal Alternative Select VIT                        Sub-Account
   Sub-Account (b)                                       MIST MetLife Small Cap Value Sub-Account (a)
LMPVET Variable Lifestyle Allocation 50%                 MIST MFS Emerging Markets Equity Sub-Account
   Sub-Account                                           MIST MFS Research International Sub-Account (a)
LMPVET Variable Lifestyle Allocation 70%                 MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST Oppenheimer Global Equity Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST PanAgora Global Diversified Risk
   Sub-Account                                              Sub-Account (b)
LMPVIT Western Asset Variable Global High Yield          MIST PIMCO Inflation Protected Bond Sub-Account
   Bond Sub-Account                                      MIST PIMCO Total Return Sub-Account (a)
MFS VIT Investors Trust Sub-Account                      MIST Pioneer Fund Sub-Account (a)
MFS VIT New Discovery Sub-Account                        MIST Pioneer Strategic Income Sub-Account (a)
MFS VIT Research Sub-Account                             MIST Pyramis Government Income Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST Pyramis Managed Risk Sub-Account
   Sub-Account                                           MIST Schroders Global Multi-Asset Sub-Account
MIST Allianz Global Investors Dynamic Multi-Asset        MIST SSgA Growth and Income ETF Sub-Account
   Plus Sub-Account (b)                                  MIST SSgA Growth ETF Sub-Account
MIST American Funds Balanced Allocation                  MIST T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           MIST T. Rowe Price Mid Cap Growth Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST WMC Large Cap Research Sub-Account (a)                MSF Van Eck Global Natural Resources Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Western Asset Management Strategic Bond
MSF Barclays Aggregate Bond Index Sub-Account (a)            Opportunities Sub-Account (b)
MSF BlackRock Bond Income Sub-Account (a)                  MSF Western Asset Management U.S. Government
MSF BlackRock Capital Appreciation Sub-Account (a)           Sub-Account (a)
MSF BlackRock Large Cap Value Sub-Account (a)              MSF WMC Core Equity Opportunities Sub-Account (a)
MSF BlackRock Money Market Sub-Account (a)                 Neuberger Berman Genesis Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    Oppenheimer VA Core Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Global Strategic Income
MSF Loomis Sayles Small Cap Core Sub-Account                 Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             Oppenheimer VA Main Street Small Cap
MSF Met/Artisan Mid Cap Value Sub-Account (a)                Sub-Account (a)
MSF Met/Dimensional International Small Company            Oppenheimer VA Main Street Sub-Account
   Sub-Account                                             Oppenheimer VA Money Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                PIMCO VIT CommodityRealReturn Strategy
MSF MetLife Asset Allocation 40 Sub-Account                  Sub-Account (b)
MSF MetLife Asset Allocation 60 Sub-Account                PIMCO VIT Emerging Market Bond Sub-Account (b)
MSF MetLife Asset Allocation 80 Sub-Account                PIMCO VIT Unconstrained Bond Sub-Account (b)
MSF MetLife Mid Cap Stock Index Sub-Account (a)            Pioneer VCT Mid Cap Value Sub-Account
MSF MetLife Stock Index Sub-Account (a)                    Pioneer VCT Real Estate Shares Sub-Account
MSF MFS Total Return Sub-Account (a)                       T. Rowe Price Growth Stock Sub-Account
MSF MFS Value Sub-Account (a)                              T. Rowe Price International Stock Sub-Account
MSF MSCI EAFE Index Sub-Account (a)                        T. Rowe Price Prime Reserve Sub-Account
MSF Neuberger Berman Genesis Sub-Account (a)               TAP 1919 Variable Socially Responsive Balanced
MSF Russell 2000 Index Sub-Account (a)                       Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)         UIF Global Infrastructure Sub-Account (b)
MSF T. Rowe Price Small Cap Growth Sub-Account (a)         Van Eck VIP Long/Short Equity Index (b)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2014.

B. The following Sub-Accounts had no net assets as of December 31, 2014:

Janus Aspen Global Research Sub-Account
MIST Met/Artisan International Sub-Account*

* This Investment Division commenced on November 19, 2014.


3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value                MIST MetLife Moderate Strategy Sub-Account
   Sub-Account                                           Pioneer VCT Disciplined Value Sub-Account
Invesco V.I. American Value Sub-Account                  Pioneer VCT Emerging Markets Sub-Account
Invesco V.I. Global Real Estate Sub-Account              Pioneer VCT Equity Income Sub-Account
MIST ClearBridge Aggressive Growth II Sub-Account        Pioneer VCT Ibbotson Growth Allocation Sub-Account
MIST MetLife Balanced Strategy Sub-Account               Pioneer VCT Ibbotson Moderate Allocation
MIST MetLife Defensive Strategy Sub-Account                Sub-Account
MIST MetLife Growth Strategy Sub-Account                 UIF U.S. Real Estate Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                             New Name

Franklin Income Securities Fund                         Franklin Income VIP Fund
Franklin Small Cap Value Securities Fund                Franklin Small Cap Value VIP Fund
Mutual Shares Securities Fund                           Franklin Mutual Shares VIP Fund
Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
Templeton Global Bond Securities Fund                   Templeton Global Bond VIP Fund
(MIST) BlackRock Large Cap Core Portfolio               (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio            (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio           (MIST) MetLife Small Cap Value Portfolio
(MSF) Davis Venture Value Portfolio                     (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio         (MSF) MetLife Asset Allocation 20 Portfolio
(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Defensive Strategy Portfolio             (MSF) MetLife Asset Allocation 40 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced Fund
   Social Awareness Portfolio

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

ClearBridge Variable All Cap Value Portfolio               (MIST) T. Rowe Price Large Cap Value Portfolio
Invesco V.I. American Value Fund                           (MIST) Invesco Mid Cap Value Portfolio
Invesco V.I. Global Real Estate Fund                       (MIST) Clarion Global Real Estate Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGE:

Former Name                                               New Name

DWS Variable Series I                                     Deutsche Variable Series I

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014                DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      1,921,904        56,410,072        5,701,946         7,073,730
     American Funds Bond Sub-Account............................     13,812,418       147,739,730       10,486,743        10,137,686
     American Funds Global Growth Sub-Account...................     11,436,237       252,267,241       44,095,190        19,845,237
     American Funds Global Small Capitalization Sub-Account.....      4,762,551        93,187,327        5,221,405         9,298,382
     American Funds Growth Sub-Account..........................     10,285,586       551,851,214       47,817,936       103,762,294
     American Funds Growth-Income Sub-Account...................      7,458,611       274,040,357       28,221,125        41,207,102
     BlackRock Global Allocation V.I. Fund Sub-Account (a)......            604             9,538            9,538                --
     Deutsche I International Sub-Account.......................      1,889,479        19,018,355          618,802         2,024,549
     Federated High Income Bond Sub-Account.....................          3,817            26,798            1,573               500
     Federated Kaufman Sub-Account..............................          2,498            34,361            4,778             1,902
     Fidelity VIP Asset Manager Sub-Account.....................      4,954,972        76,274,293        5,698,674         8,655,913
     Fidelity VIP Contrafund Sub-Account........................     16,968,941       418,638,148       45,355,592        76,873,656
     Fidelity VIP Equity-Income Sub-Account.....................        233,882         5,304,022          304,308           827,182
     Fidelity VIP FundsManager 50% Sub-Account..................    285,820,565     3,329,107,504    1,435,620,203            36,916
     Fidelity VIP FundsManager 60% Sub-Account..................    333,704,051     3,288,428,521      156,845,075       249,302,372
     Fidelity VIP Growth Sub-Account............................      2,641,366       100,196,604        1,523,225        17,556,858
     Fidelity VIP Index 500 Sub-Account.........................        337,142        43,801,197        1,215,605         8,388,363
     Fidelity VIP Mid Cap Sub-Account...........................     12,113,944       357,069,993       13,965,900        29,721,451
     Fidelity VIP Money Market Sub-Account......................     50,947,658        50,947,658      309,339,300       334,547,008
     Fidelity VIP Overseas Sub-Account..........................        264,318         4,825,817          252,574           704,940
     FTVIPT Franklin Income VIP Sub-Account.....................     18,431,873       278,040,576       22,674,326        24,286,646
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,774,745       117,971,223        5,489,620        15,309,497
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      5,667,677        93,183,451       14,010,853         6,363,239
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,890,887        73,303,878        4,819,621         8,282,088
     FTVIPT Templeton Global Bond VIP Sub-Account...............     13,904,949       257,436,845       19,709,348        15,908,355
     Invesco V.I. American Franchise Sub-Account................            275            15,220           15,331           157,895
     Invesco V.I. Core Equity Sub-Account.......................          5,657           144,542            3,447            36,534
     Invesco V.I. Equity and Income Sub-Account.................     36,119,351       514,710,087       60,568,209        41,787,557
     Invesco V.I. Growth and Income Sub-Account.................            276             4,960          957,202       370,763,165
     Invesco V.I. International Growth Sub-Account..............      8,015,089       217,329,704       10,913,396        13,852,487
     Ivy Funds VIP Asset Strategy Sub-Account (a)...............          4,143            45,556           45,556                --
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     10,520,313       187,099,946       30,909,176        30,597,361
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     12,034,975       303,745,114       25,192,463        26,316,576
     LMPVET ClearBridge Variable Equity Income Sub-Account......     12,835,854       146,261,173       11,411,659        18,239,523
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................        211,491         3,709,556          828,727         1,191,668
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        449,114         7,468,384        2,769,690         1,025,471
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      5,176,020        90,210,538       20,444,282         9,355,470
     LMPVET Permal Alternative Select VIT Sub-Account (a).......         63,978           640,747          640,747                --
     LMPVET Variable Lifestyle Allocation 50% Sub-Account.......      2,911,658        36,024,608        3,620,479         6,369,390
     LMPVET Variable Lifestyle Allocation 70% Sub-Account.......        133,047         1,492,107          119,188           572,323
     LMPVET Variable Lifestyle Allocation 85% Sub-Account.......      5,638,920        67,472,969        6,263,215         8,271,003
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     13,563,578       110,885,714       11,851,027         7,344,876
     MFS VIT Investors Trust Sub-Account........................            316             6,074              808            17,284
     MFS VIT New Discovery Sub-Account..........................          2,488            38,286            8,458             2,074
     MFS VIT Research Sub-Account...............................            913            15,925            3,900            40,221
     MIST AllianceBernstein Global Dynamic Allocation
       Sub-Account..............................................    284,923,263     2,853,449,838      144,211,615       192,016,750
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account (b)..........................................      1,806,520        18,919,521       19,059,019           140,871

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MIST American Funds Balanced Allocation Sub-Account........    317,642,622    2,862,627,588       428,527,756       265,724,402
     MIST American Funds Growth Allocation Sub-Account..........    179,135,466    1,502,067,867       348,997,889       137,744,824
     MIST American Funds Growth Sub-Account.....................     51,563,717      437,148,040        72,693,944        65,582,917
     MIST American Funds Moderate Allocation Sub-Account........    165,322,956    1,526,751,985       188,426,230       165,368,571
     MIST AQR Global Risk Balanced Sub-Account..................    275,854,987    2,961,390,036        22,309,985       387,095,609
     MIST BlackRock Global Tactical Strategies Sub-Account......    495,762,076    4,872,361,034       358,579,278       356,321,429
     MIST BlackRock High Yield Sub-Account......................     29,269,034      241,821,094        73,293,116        80,646,995
     MIST Clarion Global Real Estate Sub-Account................     26,713,490      303,659,729       151,367,497        35,181,869
     MIST ClearBridge Aggressive Growth Sub-Account.............     37,584,237      363,627,480       141,753,028       100,474,548
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     10,958,424      148,140,639        45,984,522        28,394,324
     MIST Harris Oakmark International Sub-Account..............     42,321,442      604,092,616       145,273,246        52,479,482
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     78,230,688      813,069,969        65,787,197        82,634,844
     MIST Invesco Comstock Sub-Account..........................     51,717,568      596,742,598       379,220,526        72,251,945
     MIST Invesco Mid Cap Value Sub-Account.....................     12,907,478      210,471,123       127,362,685        21,843,428
     MIST Invesco Small Cap Growth Sub-Account..................     16,288,613      226,054,520        45,284,214        42,894,922
     MIST JPMorgan Core Bond Sub-Account........................     33,994,067      356,001,562        59,103,743        25,378,801
     MIST JPMorgan Global Active Allocation Sub-Account.........     76,453,631      825,292,219       153,830,015        15,728,971
     MIST JPMorgan Small Cap Value Sub-Account..................      1,544,917       21,221,731         5,399,018         3,090,765
     MIST Loomis Sayles Global Markets Sub-Account..............     11,831,295      138,811,364        20,384,702        26,027,858
     MIST Lord Abbett Bond Debenture Sub-Account................     18,177,106      223,623,014        52,921,520        68,151,387
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      7,217,703       75,038,729        12,627,495        19,156,208
     MIST Met/Franklin Low Duration Total Return Sub-Account....     17,452,118      174,038,518        62,962,803        28,193,206
     MIST Met/Templeton International Bond Sub-Account..........      4,197,860       49,071,172         4,154,159         7,572,730
     MIST MetLife Asset Allocation 100 Sub-Account..............     45,892,335      475,205,970        19,734,972        66,057,349
     MIST MetLife Balanced Plus Sub-Account.....................    621,235,402    6,333,490,785       962,734,371       127,104,250
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     34,437,420      385,845,359       190,242,454         7,419,128
     MIST MetLife Small Cap Value Sub-Account...................     14,291,208      204,549,781        21,767,957        53,257,969
     MIST MFS Emerging Markets Equity Sub-Account...............     44,661,015      434,427,179        50,349,264        48,341,898
     MIST MFS Research International Sub-Account................     26,576,070      288,125,691        12,008,398        26,890,087
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     15,089,872      161,252,193         9,999,539        16,998,756
     MIST Oppenheimer Global Equity Sub-Account.................      3,576,427       62,306,045         3,588,549         8,280,296
     MIST PanAgora Global Diversified Risk Sub-Account (b)......        985,619       10,314,930        11,332,144         1,030,049
     MIST PIMCO Inflation Protected Bond Sub-Account............     73,186,468      806,061,401        21,411,716       122,362,115
     MIST PIMCO Total Return Sub-Account........................    150,232,412    1,780,157,239       139,220,533       380,592,554
     MIST Pioneer Fund Sub-Account..............................     21,156,620      280,146,125       102,239,647        37,007,775
     MIST Pioneer Strategic Income Sub-Account..................     86,380,369      918,333,787       119,499,319        80,060,627
     MIST Pyramis Government Income Sub-Account.................     63,004,295      677,141,712        53,529,572       121,245,887
     MIST Pyramis Managed Risk Sub-Account......................     14,268,192      152,298,385        78,015,380         2,372,387
     MIST Schroders Global Multi-Asset Sub-Account..............     41,670,698      448,865,996        66,373,985        20,081,337
     MIST SSgA Growth and Income ETF Sub-Account................    120,806,520    1,314,026,600       133,925,529       159,799,370
     MIST SSgA Growth ETF Sub-Account...........................     40,240,961      416,051,011        60,786,330        54,487,396
     MIST T. Rowe Price Large Cap Value Sub-Account.............     23,443,759      617,164,183       183,366,611        92,218,809
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     44,948,684      379,805,857        61,860,124       103,647,664
     MIST WMC Large Cap Research Sub-Account....................      1,200,640       11,362,206         1,492,923         3,115,416
     MSF Baillie Gifford International Stock Sub-Account........     27,194,816      254,615,427         8,847,931        30,162,284
     MSF Barclays Aggregate Bond Index Sub-Account..............     19,444,175      212,520,304        60,915,462        14,857,673
     MSF BlackRock Bond Income Sub-Account......................        578,980       62,010,679        12,182,525         7,861,114
     MSF BlackRock Capital Appreciation Sub-Account.............        356,710        9,405,836         1,763,471         3,506,733
     MSF BlackRock Large Cap Value Sub-Account..................        424,837        4,396,139         1,685,861           659,285
     MSF BlackRock Money Market Sub-Account.....................      3,958,866      395,886,560       141,398,632       206,855,258
     MSF Frontier Mid Cap Growth Sub-Account....................      2,332,786       68,033,516        10,387,155        13,491,977
     MSF Jennison Growth Sub-Account............................     32,954,752      384,110,698        32,787,334       105,227,319
     MSF Loomis Sayles Small Cap Core Sub-Account...............         48,938       11,117,176         2,654,335         2,161,399

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         20,799          282,616           116,781            24,274
     MSF Met/Artisan Mid Cap Value Sub-Account..................        922,396      196,739,162         3,708,653        48,137,456
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      3,938,671       57,102,993        13,319,702        14,072,519
     MSF MetLife Asset Allocation 20 Sub-Account................      3,621,864       41,029,687        50,262,356        16,290,440
     MSF MetLife Asset Allocation 40 Sub-Account................    394,893,740    4,808,965,070     5,402,394,516       614,461,783
     MSF MetLife Asset Allocation 60 Sub-Account................    556,804,084    7,194,105,012     7,692,735,157       552,762,987
     MSF MetLife Asset Allocation 80 Sub-Account................    437,947,133    6,182,364,748     6,605,783,735       486,497,477
     MSF MetLife Mid Cap Stock Index Sub-Account................      6,800,171       95,881,249        21,987,305        24,495,794
     MSF MetLife Stock Index Sub-Account........................     13,575,398      415,511,357        80,457,500        79,238,240
     MSF MFS Total Return Sub-Account...........................        267,160       38,061,728         4,582,770         7,531,296
     MSF MFS Value Sub-Account..................................     13,986,421      204,346,509        25,944,977        40,527,640
     MSF MSCI EAFE Index Sub-Account............................      8,153,122       95,811,245        17,855,093        19,771,908
     MSF Neuberger Berman Genesis Sub-Account...................      8,440,200      120,024,328         2,939,870        23,735,312
     MSF Russell 2000 Index Sub-Account.........................      7,354,493      104,413,455        21,358,909        19,618,337
     MSF T. Rowe Price Large Cap Growth Sub-Account.............      6,810,459      138,371,173        38,727,784        25,710,827
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        436,375        6,731,390         2,103,464         2,494,342
     MSF Van Eck Global Natural Resources Sub-Account...........      7,936,727      113,761,568        18,816,498        16,545,440
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account (a)..........................................            954           12,700            12,700                --
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     22,906,799      275,434,548        20,239,634        38,474,699
     MSF WMC Core Equity Opportunities Sub-Account..............     14,199,539      404,866,838        65,934,004       118,622,278
     Neuberger Berman Genesis Sub-Account.......................            152            5,888               693             1,903
     Oppenheimer VA Core Bond Sub-Account.......................          1,049           10,685               470               921
     Oppenheimer VA Global Strategic Income Sub-Account.........            860            4,249               195                62
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,815,871       79,577,709        20,039,216        12,314,071
     Oppenheimer VA Main Street Sub-Account.....................          3,157           65,832             2,999             8,677
     Oppenheimer VA Money Sub-Account...........................          3,803            3,803                --               205
     PIMCO VIT CommodityRealReturn Strategy Sub-Account (a).....          2,712           14,924            14,924                --
     PIMCO VIT Emerging Market Bond Sub-Account (a).............          1,199           15,134            15,134                --
     PIMCO VIT Unconstrained Bond Sub-Account (a)...............            456            4,764             4,764                --
     Pioneer VCT Mid Cap Value Sub-Account......................      3,315,761       59,362,049        11,877,109         8,706,537
     Pioneer VCT Real Estate Shares Sub-Account.................         11,573          175,291            36,347            77,549
     T. Rowe Price Growth Stock Sub-Account.....................        144,596        4,793,545         1,302,510         2,093,703
     T. Rowe Price International Stock Sub-Account..............         39,912          558,383            51,928            58,806
     T. Rowe Price Prime Reserve Sub-Account....................        514,215          514,215           495,379           539,614
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          8,531          218,941            45,433            74,591
     UIF Global Infrastructure Sub-Account (a)..................            914            8,425             8,425                --
     Van Eck VIP Long/Short Equity Index Sub-Account (a)........            659           16,699            16,699                --

(a)  For the period November 19, 2014 to December 31, 2014.
(b)  For the period April 28, 2014 to December 31, 2014.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013             2014            2013
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       4,387,118        4,795,545        8,361,945       7,687,811        8,333,553       8,485,913
Units issued and transferred
   from other funding options....         162,051          231,164        1,138,757       2,005,667          958,883       1,261,036
Units redeemed and transferred to
   other funding options.........       (578,312)        (639,591)      (1,166,873)     (1,331,533)      (1,098,505)     (1,413,396)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,970,857        4,387,118        8,333,829       8,361,945        8,193,931       8,333,553
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2014            2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,375,743       3,385,796        3,937,244        4,113,319
Units issued and transferred
   from other funding options....          375,100         652,214          132,323          453,387
Units redeemed and transferred to
   other funding options.........        (453,829)       (662,267)        (541,863)        (629,462)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        3,297,014       3,375,743        3,527,704        3,937,244
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       2,581,885        2,745,842
Units issued and transferred
   from other funding options....         209,589          297,744
Units redeemed and transferred to
   other funding options.........       (412,906)        (461,701)
                                   --------------  ---------------
Units end of year................       2,378,568        2,581,885
                                   ==============  ===============

                                       BLACKROCK
                                        GLOBAL
                                    ALLOCATION V.I.
                                         FUND           DEUTSCHE I INTERNATIONAL          FEDERATED HIGH INCOME BOND
                                      SUB-ACCOUNT              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ----------------  --------------------------------  ---------------------------------
                                       2014 (A)           2014              2013             2014             2013
                                   ----------------  ---------------  ---------------  ---------------  ----------------

Units beginning of year..........                --        1,888,612        2,040,232            2,545             2,556
Units issued and transferred
   from other funding options....               402          102,848          147,844               --                --
Units redeemed and transferred to
   other funding options.........                --        (258,501)        (299,464)             (11)              (11)
                                   ----------------  ---------------  ---------------  ---------------  ----------------
Units end of year................               402        1,732,959        1,888,612            2,534             2,545
                                   ================  ===============  ===============  ===============  ================





                                          FEDERATED KAUFMAN             FIDELITY VIP ASSET MANAGER
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,836            6,002        5,885,530        6,517,939
Units issued and transferred
   from other funding options....               --               --          170,327          203,227
Units redeemed and transferred to
   other funding options.........            (160)            (166)        (629,497)        (835,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,676            5,836        5,426,360        5,885,530
                                   ===============  ===============  ===============  ===============





                                        FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ----------------  ---------------

Units beginning of year..........        17,717,451       15,604,750
Units issued and transferred
   from other funding options....         5,468,074        4,408,947
Units redeemed and transferred to
   other funding options.........       (2,802,892)      (2,296,246)
                                   ----------------  ---------------
Units end of year................        20,382,633       17,717,451
                                   ================  ===============

                                     FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          341,560          400,352      158,954,030       39,080,828
Units issued and transferred
   from other funding options....            3,835            5,137      117,006,306      123,377,437
Units redeemed and transferred to
   other funding options.........         (41,684)         (63,929)      (7,533,924)      (3,504,235)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          303,711          341,560      268,426,412      158,954,030
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP FUNDSMANAGER 60%          FIDELITY VIP GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      333,151,686      345,636,001        8,194,380        9,085,626
Units issued and transferred
   from other funding options....          415,030          492,775          316,464          341,709
Units redeemed and transferred to
   other funding options.........     (14,141,697)     (12,977,090)        (971,968)      (1,232,955)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      319,425,019      333,151,686        7,538,876        8,194,380
                                   ===============  ===============  ===============  ===============


                                        FIDELITY VIP INDEX 500             FIDELITY VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,091,556        3,530,426        7,792,671        7,598,912
Units issued and transferred
   from other funding options....           17,659           21,793          669,936        1,446,862
Units redeemed and transferred to
   other funding options.........        (330,761)        (460,663)      (1,016,983)      (1,253,103)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,778,454        3,091,556        7,445,624        7,792,671
                                   ===============  ===============  ===============  ===============


                                       FIDELITY VIP MONEY MARKET          FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        8,307,410        8,041,430          447,143         509,517
Units issued and transferred
   from other funding options....      142,794,372      139,410,710           21,166          12,503
Units redeemed and transferred to
   other funding options.........    (145,207,494)    (139,144,730)         (57,034)        (74,877)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,894,288        8,307,410          411,275         447,143
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,919,666        4,708,870        5,477,366        5,768,385
Units issued and transferred
   from other funding options....         486,023          860,767          353,975          550,522
Units redeemed and transferred to
   other funding options.........       (688,503)        (649,971)        (750,654)        (841,541)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,717,186        4,919,666        5,080,687        5,477,366
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,184,423        8,321,925        2,457,017        2,730,167
Units issued and transferred
   from other funding options....       1,139,686        2,576,537          274,424          184,075
Units redeemed and transferred to
   other funding options.........     (1,179,055)      (1,714,039)        (376,658)        (457,225)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       9,145,054        9,184,423        2,354,783        2,457,017
                                   ==============  ===============  ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2014             2013              2014              2013
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        12,950,902       11,067,808            22,147           28,015
Units issued and transferred
   from other funding options....         1,551,847        3,547,855             2,240                5
Units redeemed and transferred to
   other funding options.........       (1,835,132)      (1,664,761)          (22,476)          (5,873)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        12,667,617       12,950,902             1,911           22,147
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2014              2013             2014              2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           39,835            49,005       31,328,255        29,563,858
Units issued and transferred
   from other funding options....               17                 1        3,381,596         5,739,587
Units redeemed and transferred to
   other funding options.........          (5,149)           (9,171)      (4,086,964)       (3,975,190)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           34,703            39,835       30,622,887        31,328,255
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2014              2013              2014             2013
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........       13,799,854        13,407,203        8,901,354         8,127,475
Units issued and transferred
   from other funding options....          379,286         2,432,918          898,858         1,760,912
Units redeemed and transferred to
   other funding options.........     (14,178,475)       (2,040,267)        (979,701)         (987,033)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................              665        13,799,854        8,820,511         8,901,354
                                   ===============  ================  ===============  ================

                                    IVY FUNDS VIP         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                   ASSET STRATEGY     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                     SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ---------------  -------------------------------  -------------------------------
                                      2014 (A)           2014             2013            2014             2013
                                   ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........               --      11,979,001       11,687,754        8,604,407       7,908,912
Units issued and transferred
   from other funding options....            2,575       1,920,641        2,702,461          851,450       1,753,644
Units redeemed and transferred to
   other funding options.........               --     (2,565,916)      (2,411,214)      (1,187,136)     (1,058,149)
                                   ---------------  --------------  ---------------  ---------------  --------------
Units end of year................            2,575      11,333,726       11,979,001        8,268,721       8,604,407
                                   ===============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE VARIABLE
                                       VARIABLE EQUITY INCOME               LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       10,244,154        9,055,914         242,954          283,429
Units issued and transferred
   from other funding options....        1,214,502        2,599,732          14,647           16,933
Units redeemed and transferred to
   other funding options.........      (1,662,434)      (1,411,492)        (57,222)         (57,408)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        9,796,222       10,244,154         200,379          242,954
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........         319,601          286,427
Units issued and transferred
   from other funding options....         102,351           91,925
Units redeemed and transferred to
   other funding options.........        (52,727)         (58,751)
                                   --------------  ---------------
Units end of year................         369,225          319,601
                                   ==============  ===============

                                                                         LMPVET
                                                                         PERMAL
                                     LMPVET CLEARBRIDGE VARIABLE       ALTERNATIVE            LMPVET VARIABLE
                                          SMALL CAP GROWTH             SELECT VIT        LIFESTYLE ALLOCATION 50%
                                             SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------------  ---------------  --------------------------------
                                        2014             2013           2014 (A)           2014            2013
                                   --------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,102,827        3,457,289               --        2,011,433        1,699,443
Units issued and transferred
   from other funding options....         797,486        1,487,008           64,025          227,347          532,901
Units redeemed and transferred to
   other funding options.........       (794,707)        (841,470)               --        (372,481)        (220,911)
                                   --------------  ---------------  ---------------  ---------------  ---------------
Units end of year................       4,105,606        4,102,827           64,025        1,866,299        2,011,433
                                   ==============  ===============  ===============  ===============  ===============




                                           LMPVET VARIABLE              LMPVET VARIABLE LIFESTYLE
                                      LIFESTYLE ALLOCATION 70%               ALLOCATION 85%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          121,395         162,342        4,790,185        5,015,187
Units issued and transferred
   from other funding options....            5,821          12,965          247,187          343,106
Units redeemed and transferred to
   other funding options.........         (28,799)        (53,912)        (508,043)        (568,108)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           98,417         121,395        4,529,329        4,790,185
                                   ===============  ==============  ===============  ===============




                                     LMPVIT WESTERN ASSET VARIABLE
                                        GLOBAL HIGH YIELD BOND
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2014             2013
                                   ---------------  ---------------

Units beginning of year..........        4,386,878        4,039,328
Units issued and transferred
   from other funding options....          599,910        1,173,324
Units redeemed and transferred to
   other funding options.........        (666,641)        (825,774)
                                   ---------------  ---------------
Units end of year................        4,320,147        4,386,878
                                   ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            3,517            3,616            3,294            4,161
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,326)             (99)            (116)            (867)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            1,191            3,517            3,178            3,294
                                   ===============  ===============  ===============  ===============


                                                                                                         MIST ALLIANZ
                                                                                                       GLOBAL INVESTORS
                                                                      MIST ALLIANCEBERNSTEIN GLOBAL         DYNAMIC
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION          MULTI-ASSET PLUS
                                             SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  --------------------------------  ----------------
                                        2014             2013             2014             2013            2014 (B)
                                   ---------------  ---------------  ---------------  ---------------   ---------------

Units beginning of year..........            8,132            8,335      286,256,086      267,334,005                --
Units issued and transferred
   from other funding options....               --               92       14,726,914       49,782,034        19,099,470
Units redeemed and transferred to
   other funding options.........          (5,017)            (295)     (25,638,063)     (30,859,953)         (879,946)
                                   ---------------  ---------------  ---------------  ---------------   ---------------
Units end of year................            3,115            8,132      275,344,937      286,256,086        18,219,524
                                   ===============  ===============  ===============  ===============   ===============




                                         MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION
                                             SUB-ACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........      276,830,535      292,605,761
Units issued and transferred
   from other funding options....       16,871,646       18,431,005
Units redeemed and transferred to
   other funding options.........     (29,558,236)     (34,206,231)
                                   ---------------  ---------------
Units end of year................      264,143,945      276,830,535
                                   ===============  ===============

                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      147,794,512     149,020,463       59,593,818       54,812,434
Units issued and transferred
   from other funding options....       15,093,995      20,136,813       25,206,532       19,877,224
Units redeemed and transferred to
   other funding options.........     (19,947,947)    (21,362,764)     (12,939,646)     (15,095,840)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      142,940,560     147,794,512       71,860,704       59,593,818
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     147,773,215      159,499,085      295,108,196     324,843,850
Units issued and transferred
   from other funding options....       5,811,912        6,661,377       14,864,956      59,582,950
Units redeemed and transferred to
   other funding options.........    (16,274,521)     (18,387,247)     (44,065,069)    (89,318,604)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     137,310,606      147,773,215      265,908,083     295,108,196
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      487,574,727      471,913,542      10,783,682       11,949,833
Units issued and transferred
   from other funding options....       21,197,067       76,646,145       3,291,085        4,448,298
Units redeemed and transferred to
   other funding options.........     (44,809,238)     (60,984,960)     (4,477,857)      (5,614,449)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      463,962,556      487,574,727       9,596,910       10,783,682
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2014            2013              2014             2013
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       11,099,591       10,967,900        36,299,683      33,802,849
Units issued and transferred
   from other funding options....        9,572,619        3,149,547        15,149,360      12,353,599
Units redeemed and transferred to
   other funding options.........      (3,426,313)      (3,017,856)      (12,976,785)     (9,856,765)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       17,245,897       11,099,591        38,472,258      36,299,683
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        7,939,384        8,486,283       25,769,452      25,722,293
Units issued and transferred
   from other funding options....        1,518,268        2,123,717        5,859,747       6,769,558
Units redeemed and transferred to
   other funding options.........      (1,980,053)      (2,670,616)      (5,078,007)     (6,722,399)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        7,477,599        7,939,384       26,551,192      25,769,452
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      800,860,953      631,214,101       26,889,264      26,662,653
Units issued and transferred
   from other funding options....      107,191,182      443,294,590       23,440,874       6,360,415
Units redeemed and transferred to
   other funding options.........    (149,157,421)    (273,647,738)      (7,154,465)     (6,133,804)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      758,894,714      800,860,953       43,175,673      26,889,264
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,619,902        5,175,603      13,003,134       13,528,657      29,439,490      31,242,391
Units issued and transferred
   from other funding options....       3,350,673          726,776       1,937,345        3,270,520       8,988,746      69,538,044
Units redeemed and transferred to
   other funding options.........     (1,042,705)      (1,282,477)     (3,116,204)      (3,796,043)     (6,023,904)    (71,340,945)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       6,927,870        4,619,902      11,824,275       13,003,134      32,404,332      29,439,490
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                        MIST JPMORGAN GLOBAL                                              MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION         MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     649,853,969     269,034,003        1,455,583       1,643,159       10,842,823      12,318,466
Units issued and transferred
   from other funding options....     170,099,962     441,036,411          187,504         124,281        1,881,971       1,930,340
Units redeemed and transferred to
   other funding options.........    (72,687,747)    (60,216,445)        (225,143)       (311,857)      (2,280,062)     (3,405,983)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................     747,266,184     649,853,969        1,417,944       1,455,583       10,444,732      10,842,823
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       9,341,018       10,178,078        7,519,969        5,007,151
Units issued and transferred
   from other funding options....       1,778,947        2,088,131        1,914,132        4,910,363
Units redeemed and transferred to
   other funding options.........     (2,929,850)      (2,925,191)      (2,690,662)      (2,397,545)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       8,190,115        9,341,018        6,743,439        7,519,969
                                   ==============  ===============  ===============  ===============


                                          MIST MET/FRANKLIN                MIST MET/TEMPLETON
                                      LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,050,793        4,349,231       3,905,329        4,238,395
Units issued and transferred
   from other funding options....        9,769,054       13,737,199         444,582          985,885
Units redeemed and transferred to
   other funding options.........      (6,398,165)      (4,035,637)       (812,414)      (1,318,951)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,421,682       14,050,793       3,537,497        3,905,329
                                   ===============  ===============  ==============  ===============


                                             MIST METLIFE                     MIST METLIFE
                                         ASSET ALLOCATION 100                 BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       42,451,280       44,655,767      547,096,627      438,994,467
Units issued and transferred
   from other funding options....        3,131,273        4,811,432       67,969,703      154,477,158
Units redeemed and transferred to
   other funding options.........      (5,666,683)      (7,015,919)     (45,207,144)     (46,374,998)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       39,915,870       42,451,280      569,859,186      547,096,627
                                   ===============  ===============  ===============  ===============

                                      MIST METLIFE MULTI-INDEX                                                  MIST MFS
                                            TARGETED RISK            MIST METLIFE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     153,950,143       11,094,386      13,992,716       15,859,523      41,623,177       38,352,212
Units issued and transferred
   from other funding options....     155,759,625      150,360,164       1,447,253        1,894,187      10,380,546       12,177,917
Units redeemed and transferred to
   other funding options.........    (28,192,850)      (7,504,407)     (3,140,882)      (3,760,994)     (9,821,392)      (8,906,952)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     281,516,918      153,950,143      12,299,087       13,992,716      42,182,331       41,623,177
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                              MIST MFS                    MIST MORGAN STANLEY               MIST OPPENHEIMER
                                       RESEARCH INTERNATIONAL               MID CAP GROWTH                    GLOBAL EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      19,616,483       21,667,563      13,099,903       12,225,316       3,127,720          500,711
Units issued and transferred
   from other funding options....       1,973,110        2,142,621       1,969,239        3,100,228         158,724        3,443,548
Units redeemed and transferred to
   other funding options.........     (3,003,931)      (4,193,701)     (2,140,592)      (2,225,641)       (420,366)        (816,539)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      18,585,662       19,616,483      12,928,550       13,099,903       2,866,078        3,127,720
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                     MIST PANAGORA
                                        GLOBAL                 MIST PIMCO                       MIST PIMCO
                                   DIVERSIFIED RISK     INFLATION PROTECTED BOND               TOTAL RETURN
                                      SUB-ACCOUNT              SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------  -------------------------------  -------------------------------
                                       2014 (B)            2014            2013             2014            2013
                                   ----------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........               --        57,648,505      64,013,091      118,419,838     128,302,689
Units issued and transferred
   from other funding options....       11,245,493         6,093,264      14,947,068       16,795,318      24,830,457
Units redeemed and transferred to
   other funding options.........      (1,457,385)      (12,990,560)    (21,311,654)     (31,710,569)    (34,713,308)
                                   ----------------  ---------------  --------------  ---------------  --------------
Units end of year................        9,788,108        50,751,209      57,648,505      103,504,587     118,419,838
                                   ================  ===============  ==============  ===============  ==============



                                                                             MIST PIONEER                     MIST PYRAMIS
                                          MIST PIONEER FUND                STRATEGIC INCOME                 GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013             2014            2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,432,551      11,331,680       41,450,021      29,638,373       69,488,361      88,599,553
Units issued and transferred
   from other funding options....        2,058,176       3,073,514       21,542,858      17,942,693        9,869,116      20,394,869
Units redeemed and transferred to
   other funding options.........      (1,941,350)     (1,972,643)      (8,521,536)     (6,131,045)     (17,070,524)    (39,506,061)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       12,549,377      12,432,551       54,471,343      41,450,021       62,286,953      69,488,361
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                                                            MIST SCHRODERS                      MIST SSGA
                                      MIST PYRAMIS MANAGED RISK           GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014           2013 (C)          2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       7,294,047               --     375,261,358      179,641,654     110,435,377     118,446,237
Units issued and transferred
   from other funding options....       8,511,959        7,910,133      78,123,472      254,720,312       4,643,095       8,842,539
Units redeemed and transferred to
   other funding options.........     (1,601,740)        (616,086)    (52,924,615)     (59,100,608)    (13,462,353)    (16,853,399)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      14,204,266        7,294,047     400,460,215      375,261,358     101,616,119     110,435,377
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                        MIST SSGA GROWTH ETF               LARGE CAP VALUE                  MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      35,919,224      36,733,044       11,320,980      12,231,249       37,965,912      41,941,697
Units issued and transferred
   from other funding options....       3,767,077       5,769,705        4,566,334       1,603,300        3,650,675       6,286,743
Units redeemed and transferred to
   other funding options.........     (5,593,912)     (6,583,525)      (2,365,967)     (2,513,569)      (9,306,316)    (10,262,528)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      34,092,389      35,919,224       13,521,347      11,320,980       32,310,271      37,965,912
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              MIST WMC                    MSF BAILLIE GIFFORD
                                         LARGE CAP RESEARCH               INTERNATIONAL STOCK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        1,260,254       1,423,242       29,549,817          219,106
Units issued and transferred
   from other funding options....          135,560         248,426        2,706,528       35,014,663
Units redeemed and transferred to
   other funding options.........        (244,143)       (411,414)      (4,683,228)      (5,683,952)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        1,151,671       1,260,254       27,573,117       29,549,817
                                   ===============  ==============  ===============  ===============


                                            MSF BARCLAYS                     MSF BLACKROCK                    MSF BLACKROCK
                                        AGGREGATE BOND INDEX                  BOND INCOME                 CAPITAL APPRECIATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      13,536,937       10,756,748       1,054,348        1,045,629          721,215         745,728
Units issued and transferred
   from other funding options....       6,144,916        6,105,533         243,287          259,586           99,371         149,273
Units redeemed and transferred to
   other funding options.........     (3,582,152)      (3,325,344)       (191,883)        (250,867)        (180,678)       (173,786)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      16,099,701       13,536,937       1,105,752        1,054,348          639,908         721,215
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                            MSF BLACKROCK
                                           LARGE CAP VALUE
                                             SUB-ACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........          225,190          230,438
Units issued and transferred
   from other funding options....           49,481           39,765
Units redeemed and transferred to
   other funding options.........         (44,704)         (45,013)
                                   ---------------  ---------------
Units end of year................          229,967          225,190
                                   ===============  ===============

                                            MSF BLACKROCK
                                            MONEY MARKET              MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014           2013 (C)          2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      44,329,198       53,484,009       4,767,721               --      32,574,197      35,125,323
Units issued and transferred
   from other funding options....      34,263,648       42,460,926         469,614        5,813,772       2,242,773       6,890,303
Units redeemed and transferred to
   other funding options.........    (39,524,364)     (51,615,737)       (988,963)      (1,046,051)     (7,288,583)     (9,441,429)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      39,068,482       44,329,198       4,248,372        4,767,721      27,528,387      32,574,197
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                          MSF LOOMIS SAYLES               MSF LOOMIS SAYLES                 MSF MET/ARTISAN
                                           SMALL CAP CORE                 SMALL CAP GROWTH                   MID CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014            2013            2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         283,327         330,015           12,506           3,306       13,125,790      13,419,571
Units issued and transferred
   from other funding options....          28,393          60,857            5,011          13,578          999,169       2,613,526
Units redeemed and transferred to
   other funding options.........        (50,660)       (107,545)          (1,215)         (4,378)      (2,919,692)     (2,907,307)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................         261,060         283,327           16,302          12,506       11,205,267      13,125,790
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                          MSF MET/DIMENSIONAL                   MSF METLIFE
                                      INTERNATIONAL SMALL COMPANY           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,208,551        3,203,412          557,035          735,694
Units issued and transferred
   from other funding options....          923,235          832,391        4,014,103           51,604
Units redeemed and transferred to
   other funding options.........      (1,061,462)        (827,252)      (1,597,561)        (230,263)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,070,324        3,208,551        2,973,577          557,035
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 40              ASSET ALLOCATION 60
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          550,896          588,986        3,073,122        3,326,548
Units issued and transferred
   from other funding options....      384,962,898           17,083      533,719,873           91,734
Units redeemed and transferred to
   other funding options.........     (44,496,679)         (55,173)     (46,954,770)        (345,160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      341,017,115          550,896      489,838,225        3,073,122
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                       MSF METLIFE
                                         ASSET ALLOCATION 80               MID CAP STOCK INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        3,927,901        4,335,356        5,501,359        4,914,049
Units issued and transferred
   from other funding options....      453,377,945           54,564        1,229,805        2,339,087
Units redeemed and transferred to
   other funding options.........     (36,732,921)        (462,019)      (1,552,703)      (1,751,777)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      420,572,925        3,927,901        5,178,461        5,501,359
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      28,624,388      29,109,224         814,124         730,405      12,139,878       3,025,966
Units issued and transferred
   from other funding options......       6,253,090       6,636,730          82,183         213,323       1,347,935      11,667,337
Units redeemed and transferred to
   other funding options...........     (6,612,604)     (7,121,566)       (140,240)       (129,604)     (2,570,905)     (2,553,425)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      28,264,874      28,624,388         756,067         814,124      10,916,908      12,139,878
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2014             2013            2014            2013            2014            2013
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,809,646       7,172,234       8,020,175         626,194       5,835,501       5,078,788
Units issued and transferred
   from other funding options......        1,960,333       3,468,301         707,452       8,992,058       1,445,125       2,243,147
Units redeemed and transferred to
   other funding options...........      (2,072,447)     (1,830,889)     (1,617,845)     (1,598,077)     (1,473,612)     (1,486,434)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        8,697,532       8,809,646       7,109,782       8,020,175       5,807,014       5,835,501
                                     ===============  ==============  ==============  ==============  ==============  ==============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:





                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       14,688,080          39,346          356,919          380,162
Units issued and transferred
   from other funding options....        5,921,810      18,370,073           53,389           74,979
Units redeemed and transferred to
   other funding options.........      (5,594,516)     (3,721,339)         (89,235)         (98,222)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       15,015,374      14,688,080          321,073          356,919
                                   ===============  ==============  ===============  ===============


                                                                      MSF WESTERN
                                                                         ASSET
                                                                      MANAGEMENT
                                             MSF VAN ECK            STRATEGIC BOND   MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       OPPORTUNITIES          U.S. GOVERNMENT
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                   -------------------------------  --------------  --------------------------------
                                        2014             2013          2014 (A)           2014            2013
                                   --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........       6,278,667        7,200,491              --       16,417,493       17,244,875
Units issued and transferred
   from other funding options....       1,787,920        1,538,360             398        2,668,864        4,180,259
Units redeemed and transferred to
   other funding options.........     (1,479,922)      (2,460,184)              --      (3,739,821)      (5,007,641)
                                   --------------  ---------------  --------------  ---------------  ---------------
Units end of year................       6,586,665        6,278,667             398       15,346,536       16,417,493
                                   ==============  ===============  ==============  ===============  ===============





                                            MSF WMC CORE
                                        EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........      36,209,587       41,401,029
Units issued and transferred
   from other funding options....       2,050,455        3,841,529
Units redeemed and transferred to
   other funding options.........     (7,542,024)      (9,032,971)
                                   --------------  ---------------
Units end of year................      30,718,018       36,209,587
                                   ==============  ===============

                                                                                                             OPPENHEIMER VA
                                      NEUBERGER BERMAN GENESIS         OPPENHEIMER VA CORE BOND          GLOBAL STRATEGIC INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........             474              474           1,493            1,541             443              443
Units issued and transferred
   from other funding options....              --               --              --               --              --               --
Units redeemed and transferred to
   other funding options.........            (81)               --           (131)             (48)              --               --
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................             393              474           1,362            1,493             443              443
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                         OPPENHEIMER VA MAIN
                                          STREET SMALL CAP            OPPENHEIMER VA MAIN STREET          OPPENHEIMER VA MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       4,655,290        5,041,901          14,316           14,959              723          20,150
Units issued and transferred
   from other funding options....         411,658          643,815              --               --               --              --
Units redeemed and transferred to
   other funding options.........       (720,446)      (1,030,426)           (944)            (643)             (27)        (19,427)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................       4,346,502        4,655,290          13,372           14,316              696             723
                                   ==============  ===============  ==============  ===============  ===============  ==============

                                       PIMCO VIT
                                      COMMODITY-        PIMCO VIT        PIMCO VIT
                                      REALRETURN        EMERGING       UNCONSTRAINED
                                       STRATEGY        MARKET BOND         BOND            PIONEER VCT MID CAP VALUE
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------  ----------------  ---------------  --------------------------------
                                       2014 (A)         2014 (A)         2014 (A)           2014              2013
                                   ---------------  ----------------  ---------------  ---------------  ---------------

Units beginning of year..........               --                --               --        1,719,853        1,769,793
Units issued and transferred
   from other funding options....            1,515             1,592              478          151,338          220,661
Units redeemed and transferred to
   other funding options.........               --                --               --        (289,914)        (270,601)
                                   ---------------  ----------------  ---------------  ---------------  ---------------
Units end of year................            1,515             1,592              478        1,581,277        1,719,853
                                   ===============  ================  ===============  ===============  ===============





                                    PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           11,399           10,700           62,571           66,302
Units issued and transferred
   from other funding options....              225            1,372            6,322            6,234
Units redeemed and transferred to
   other funding options.........          (2,852)            (673)         (16,639)          (9,965)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,772           11,399           52,254           62,571
                                   ===============  ===============  ===============  ===============





                                   T. ROWE PRICE INTERNATIONAL STOCK
                                              SUB-ACCOUNT
                                   ----------------------------------
                                         2014              2013
                                    ---------------  ---------------

Units beginning of year..........            41,360           45,736
Units issued and transferred
   from other funding options....             2,072            1,435
Units redeemed and transferred to
   other funding options.........           (3,434)          (5,811)
                                    ---------------  ---------------
Units end of year................            39,998           41,360
                                    ===============  ===============

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:




                                                                        TAP 1919 VARIABLE SOCIALLY         UIF GLOBAL
                                     T. ROWE PRICE PRIME RESERVE            RESPONSIVE BALANCED          INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------------  ---------------------------------  ---------------
                                        2014              2013             2014             2013            2014 (A)
                                   ---------------  ---------------  ----------------  ---------------  ---------------

Units beginning of year..........           31,743           40,746             7,932            9,185               --
Units issued and transferred
   from other funding options....           28,287           30,026               427              363              664
Units redeemed and transferred to
   other funding options.........         (30,543)         (39,029)           (1,953)          (1,616)               --
                                   ---------------  ---------------  ----------------  ---------------  ---------------
Units end of year................           29,487           31,743             6,406            7,932              664
                                   ===============  ===============  ================  ===============  ===============


                                      VAN ECK VIP
                                      LONG/SHORT
                                        EQUITY
                                      INDEX FUND
                                      SUB-ACCOUNT
                                   ----------------
                                       2014 (A)
                                   ----------------

Units beginning of year..........                --
Units issued and transferred
   from other funding options....             1,662
Units redeemed and transferred to
   other funding options.........                --
                                   ----------------
Units end of year................             1,662
                                   ================

(a) For the period November 19, 2014 to December 31, 2014.
(b) For the period April 28, 2014 to December 31, 2014.
(c) For the period April 29, 2013 to December 31, 2013.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                           AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  Alger Small Cap Growth              2014     3,970,857    14.28 - 14.58      57,195,868
     Sub-Account                      2013     4,387,118    14.41 - 14.70      63,772,199
                                      2012     4,795,545    10.89 - 11.09      52,626,085
                                      2011     5,212,661      9.82 - 9.98      51,540,007
                                      2010     5,634,931    10.28 - 10.44      58,325,342

  American Funds Bond                 2014     8,333,829    16.47 - 19.48     151,245,946
     Sub-Account                      2013     8,361,945    15.94 - 18.68     146,158,351
                                      2012     7,687,811    16.60 - 19.27     139,213,016
                                      2011     6,703,194    16.06 - 18.46     116,697,267
                                      2010     5,183,483    15.43 - 17.57      86,203,052

  American Funds Global               2014     8,193,931    32.79 - 42.00     312,209,187
     Growth Sub-Account               2013     8,333,553    32.79 - 41.42     314,826,203
                                      2012     8,485,913    25.98 - 32.35     251,295,328
                                      2011     8,205,329    21.69 - 26.44     200,460,185
                                      2010     7,470,107    24.36 - 29.30     202,441,649

  American Funds Global Small         2014     3,297,014    13.05 - 40.07     122,112,070
     Capitalization Sub-Account       2013     3,375,743    33.79 - 39.59     124,184,003
                                      2012     3,385,796    26.85 - 31.14      98,386,346
                                      2011     3,080,674    23.15 - 26.58      76,801,888
                                      2010     2,578,008    29.19 - 33.17      80,582,925

  American Funds Growth               2014     3,527,704  179.03 - 276.84     821,201,132
     Sub-Account                      2013     3,937,244  168.83 - 257.41     856,560,204
                                      2012     4,113,319  132.79 - 199.62     696,665,988
                                      2011     3,976,212  115.27 - 170.85     577,437,630
                                      2010     3,717,676  123.22 - 180.08     568,813,924

  American Funds                      2014     2,378,568  127.56 - 197.24     390,905,716
     Growth-Income Sub-Account        2013     2,581,885  117.99 - 179.88     388,319,990
                                      2012     2,745,842   90.43 - 135.94     312,823,451
                                      2011     2,773,925   78.78 - 116.75     272,388,909
                                      2010     2,639,070   82.11 - 119.99     266,511,951

  BlackRock Global Allocation V.I.    2014           402            21.30           8,557
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014     1,732,959      8.50 - 8.57      14,851,303
     Sub-Account                      2013     1,888,612      9.76 - 9.85      18,592,794
                                      2012     2,040,232      8.24 - 8.30      16,933,216
                                      2011     2,245,605      6.92 - 6.97      15,659,285
                                      2010     2,471,385      8.43 - 8.48      20,962,763

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  Alger Small Cap Growth              2014         --        1.25 - 1.40       (0.96) - (0.81)
     Sub-Account                      2013         --        1.25 - 1.40         32.40 - 32.59
                                      2012         --        1.25 - 1.40         10.93 - 11.09
                                      2011         --        1.25 - 1.40       (4.52) - (4.38)
                                      2010         --        1.25 - 1.40         23.54 - 23.73

  American Funds Bond                 2014       1.94        0.95 - 1.90           3.30 - 4.28
     Sub-Account                      2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                      2012       2.64        0.95 - 1.90           3.38 - 4.37
                                      2011       3.37        0.95 - 1.90           4.11 - 5.11
                                      2010       3.44        0.95 - 1.90           4.44 - 5.44

  American Funds Global               2014       1.16        0.90 - 2.30         (0.01) - 1.40
     Growth Sub-Account               2013       1.26        0.90 - 2.30         26.24 - 28.02
                                      2012       0.94        0.90 - 2.30          7.06 - 21.40
                                      2011       1.37        0.95 - 2.30      (10.95) - (9.75)
                                      2010       1.56        0.95 - 2.30          9.21 - 10.69

  American Funds Global Small         2014       0.12        0.89 - 1.90           0.20 - 1.67
     Capitalization Sub-Account       2013       0.87        0.89 - 1.90         25.87 - 27.14
                                      2012       1.35        0.89 - 1.90          2.91 - 17.13
                                      2011       1.34        0.89 - 1.90     (20.66) - (19.86)
                                      2010       1.75        0.89 - 1.90         20.11 - 21.33

  American Funds Growth               2014       0.77        0.89 - 2.30           6.04 - 7.55
     Sub-Account                      2013       0.93        0.89 - 2.30         27.15 - 28.95
                                      2012       0.81        0.89 - 2.30          1.85 - 16.84
                                      2011       0.63        0.89 - 2.30       (6.45) - (5.12)
                                      2010       0.77        0.89 - 2.30         15.98 - 17.63

  American Funds                      2014       1.27        0.89 - 2.30           8.12 - 9.65
     Growth-Income Sub-Account        2013       1.35        0.89 - 2.30         30.47 - 32.32
                                      2012       1.64        0.89 - 2.30         14.80 - 16.44
                                      2011       1.60        0.89 - 2.30       (4.06) - (2.70)
                                      2010       1.55        0.89 - 2.30          8.90 - 10.44

  BlackRock Global Allocation V.I.    2014       2.13               1.10                (0.45)
     Sub-Account
     (Commenced 11/19/2014)

  Deutsche I International            2014       1.76        1.35 - 1.40     (12.99) - (12.95)
     Sub-Account                      2013       5.30        1.35 - 1.40         18.56 - 18.62
                                      2012       2.19        1.35 - 1.40         18.96 - 19.02
                                      2011       1.83        1.35 - 1.40     (17.83) - (17.79)
                                      2010       2.18        1.35 - 1.40           0.21 - 0.26

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Federated High Income Bond  2014         2,534            10.41          26,376       5.88               1.40                 1.26
     Sub-Account              2013         2,545            10.28          26,166       6.76               1.40                 5.50
                              2012         2,556             9.74          24,908       8.87               1.40                13.09
                              2011         3,549             8.62          30,572       8.62               1.40                 3.71
                              2010         3,566             8.31          29,620       7.89               1.40                13.13

  Federated Kaufman           2014         5,676             8.33          47,253         --               1.40                 8.19
     Sub-Account              2013         5,836             7.70          44,907         --               1.40                38.18
     (Commenced 3/15/2010)    2012         6,002             5.57          33,424         --               1.40                15.65
                              2011        12,138             4.82          58,454       1.12               1.40              (14.47)
                              2010        14,184             5.63          79,874         --               1.40                13.09

  Fidelity VIP Asset Manager  2014     5,426,360    15.54 - 16.47      84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
     Sub-Account              2013     5,885,530    14.88 - 15.70      88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                              2012     6,517,939    13.04 - 13.69      85,640,352       1.49        0.89 - 1.40        10.91 - 11.48
                              2011     7,353,740    11.75 - 12.28      87,071,337       1.88        0.89 - 1.40      (3.91) - (3.42)
                              2010     8,263,984    12.22 - 12.71     101,784,889       1.66        0.89 - 1.40        12.67 - 13.26

  Fidelity VIP Contrafund     2014    20,382,633     6.24 - 71.28     631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
     Sub-Account              2013    17,717,451     5.67 - 64.36     611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                              2012    15,604,750    12.42 - 49.54     471,113,726       1.36        0.89 - 2.25        13.71 - 15.38
                              2011    15,588,853    10.76 - 43.00     388,526,965       1.01        0.89 - 2.25      (4.80) - (3.38)
                              2010    15,707,574    11.14 - 44.59     379,741,596       1.25        0.89 - 2.25        14.51 - 16.18

  Fidelity VIP Equity-Income  2014       303,711            18.69       5,676,328       2.75               1.40                 7.21
     Sub-Account              2013       341,560            17.43       5,954,600       2.41               1.40                26.37
                              2012       400,352            13.80       5,523,241       2.96               1.40                15.67
                              2011       460,289            11.93       5,489,918       2.37               1.40               (0.43)
                              2010       530,175            11.98       6,350,751       1.75               1.40                13.56

  Fidelity VIP FundsManager   2014   268,426,412    13.11 - 13.28   3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
     50% Sub-Account          2013   158,954,030    12.73 - 12.88   2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
     (Commenced 7/23/2012)    2012    39,080,828    11.31 - 11.42     443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager   2014   319,425,019    12.44 - 12.58   3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
     60% Sub-Account          2013   333,151,686    12.05 - 12.16   4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                              2012   345,636,001    10.37 - 10.45   3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49
                              2011   272,464,191      9.48 - 9.54   2,591,601,265       2.00        1.90 - 2.05      (4.01) - (3.87)
                              2010   118,824,451      9.88 - 9.93   1,176,598,687       2.72        1.90 - 2.05        11.32 - 11.49

  Fidelity VIP Growth         2014     7,538,876    22.06 - 23.24     167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
     Sub-Account              2013     8,194,380    20.10 - 21.07     165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                              2012     9,085,626    14.95 - 15.59     136,799,312       0.59        0.89 - 1.40        13.09 - 13.67
                              2011     9,918,387    13.22 - 13.72     131,974,709       0.36        0.89 - 1.40      (1.19) - (0.68)
                              2010    10,951,340    13.38 - 13.81     147,385,504       0.28        0.89 - 1.40        22.44 - 23.08

  Fidelity VIP Index 500      2014     2,778,454    25.25 - 26.71      70,165,982       1.59        0.89 - 1.35        12.05 - 12.56
     Sub-Account              2013     3,091,556    22.53 - 23.73      69,677,247       1.84        0.89 - 1.35        30.47 - 31.07
                              2012     3,530,426    17.27 - 18.10      60,984,620       2.03        0.89 - 1.35        14.35 - 14.88
                              2011     3,976,112    15.10 - 15.76      60,061,917       1.87        0.89 - 1.35          0.67 - 1.14
                              2010     4,565,389    14.90 - 15.58      68,501,202       1.87        0.89 - 1.40        13.42 - 14.00

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Mid Cap          2014     7,445,624    55.03 - 64.08     446,277,693
     Sub-Account                2013     7,792,671    52.90 - 61.01     446,581,942
                                2012     7,598,912    39.68 - 45.33     324,832,892
                                2011     6,289,465    35.30 - 39.95     237,701,501
                                2010     4,364,581    40.36 - 45.24     187,246,537

  Fidelity VIP Money Market     2014     5,894,288     6.95 - 10.53      50,947,648
     Sub-Account                2013     8,307,410     7.04 - 10.73      76,155,346
                                2012     8,041,430     7.14 - 10.94      73,659,399
                                2011     8,001,050     7.23 - 11.14      73,068,632
                                2010     7,492,405     7.33 - 11.34      67,343,833

  Fidelity VIP Overseas         2014       411,275    11.28 - 12.89       4,942,746
     Sub-Account                2013       447,143    12.41 - 14.19       5,925,521
                                2012       509,517     9.62 - 11.02       5,241,037
                                2011       540,072      8.06 - 9.24       4,664,192
                                2010       593,728     9.85 - 11.30       6,266,276

  FTVIPT Franklin Income VIP    2014     4,717,186    49.71 - 69.63     294,909,928
     Sub-Account                2013     4,919,666    48.59 - 67.20     297,821,470
                                2012     4,708,870    43.62 - 59.54     253,164,341
                                2011     4,290,472    39.61 - 53.36     206,611,149
                                2010     3,722,732    39.56 - 52.61     176,548,647

  FTVIPT Franklin Mutual        2014     5,080,687    27.45 - 32.61     153,109,223
     Shares VIP Sub-Account     2013     5,477,366    26.11 - 30.73     156,078,571
                                2012     5,768,385    20.75 - 24.19     129,780,562
                                2011     5,952,328    18.51 - 21.38     118,532,870
                                2010     5,431,435    19.07 - 21.81     110,507,146

  FTVIPT Franklin Small Cap     2014     9,145,054     1.42 - 14.25     126,502,556
     Value VIP Sub-Account      2013     9,184,423    13.56 - 14.30     128,048,983
                                2012     8,321,925    10.13 - 10.60      86,296,073
                                2011     5,710,847      8.71 - 9.04      50,705,697
                                2010     3,178,430      9.21 - 9.48      29,718,643

  FTVIPT Templeton Foreign VIP  2014     2,354,783    14.19 - 33.39      73,607,780
     Sub-Account                2013     2,457,017    16.25 - 38.21      87,721,293
                                2012     2,730,167    13.46 - 31.61      80,788,377
                                2011     2,720,421    11.59 - 27.19      69,009,193
                                2010     2,782,005    13.20 - 30.95      79,683,759

  FTVIPT Templeton Global       2014    12,667,617    18.48 - 21.01     250,150,012
     Bond VIP Sub-Account       2013    12,950,902    18.47 - 20.82     254,683,414
                                2012    11,067,808    18.50 - 20.69     217,063,429
                                2011     8,104,261    16.36 - 18.15     139,986,041
                                2010     4,997,591    16.79 - 18.48      88,294,177

  Invesco V.I. American         2014         1,911             7.90          15,107
     Franchise Sub-Account      2013        22,147             7.39         163,713
                                2012        28,015             5.35         149,862
                                2011        18,874             4.77          90,033
                                2010        25,363             5.16         130,764

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Mid Cap          2014      0.02         0.95 - 1.90           4.04 - 5.03
     Sub-Account                2013      0.28         0.95 - 1.90         33.31 - 34.59
                                2012      0.43         0.95 - 1.90         12.40 - 13.47
                                2011      0.03         0.95 - 1.90     (12.53) - (11.70)
                                2010      0.14         0.95 - 1.90         26.16 - 27.36

  Fidelity VIP Money Market     2014      0.01         0.89 - 2.05       (2.02) - (0.88)
     Sub-Account                2013      0.02         0.89 - 2.05       (2.01) - (0.86)
                                2012      0.12         0.89 - 2.05       (1.93) - (0.76)
                                2011      0.09         0.89 - 2.05       (1.94) - (0.77)
                                2010      0.17         0.89 - 2.05       (1.82) - (0.65)

  Fidelity VIP Overseas         2014      1.29         1.15 - 1.40       (9.36) - (9.13)
     Sub-Account                2013      1.34         1.15 - 1.40         28.62 - 28.95
                                2012      1.97         1.15 - 1.40         19.05 - 19.35
                                2011      1.35         1.15 - 1.40     (18.32) - (18.12)
                                2010      1.39         1.15 - 1.40         11.54 - 11.82

  FTVIPT Franklin Income VIP    2014      4.98         0.95 - 2.25           2.29 - 3.63
     Sub-Account                2013      6.33         0.95 - 2.25         11.41 - 12.86
                                2012      6.44         0.95 - 2.25         10.13 - 11.58
                                2011      5.75         0.95 - 2.25           0.11 - 1.42
                                2010      6.60         0.95 - 2.25         10.17 - 11.61

  FTVIPT Franklin Mutual        2014      2.00         0.95 - 1.90           5.11 - 6.11
     Shares VIP Sub-Account     2013      2.10         0.95 - 1.90         25.85 - 27.05
                                2012      2.06         0.95 - 1.90         12.08 - 13.16
                                2011      2.42         0.95 - 1.90       (2.90) - (1.98)
                                2010      1.62         0.95 - 1.90          9.10 - 10.14

  FTVIPT Franklin Small Cap     2014      0.61         0.95 - 1.75       (1.17) - (0.38)
     Value VIP Sub-Account      2013      1.31         0.95 - 1.75         33.88 - 34.95
                                2012      0.78         0.95 - 1.75         16.32 - 17.26
                                2011      0.66         0.95 - 1.75       (5.43) - (4.67)
                                2010      0.73         0.95 - 1.75         26.00 - 27.01

  FTVIPT Templeton Foreign VIP  2014      1.86         1.55 - 2.30     (13.15) - (12.50)
     Sub-Account                2013      2.38         1.55 - 2.30         20.18 - 21.08
                                2012      3.02         1.55 - 2.30         15.53 - 16.41
                                2011      1.71         1.55 - 2.30     (12.66) - (12.00)
                                2010      1.88         1.55 - 2.30           5.94 - 6.74

  FTVIPT Templeton Global       2014      5.11         0.95 - 1.75           0.07 - 0.87
     Bond VIP Sub-Account       2013      4.75         0.95 - 1.75         (0.13) - 0.67
                                2012      6.42         0.95 - 1.75         13.06 - 13.97
                                2011      5.46         0.95 - 1.75       (2.58) - (1.81)
                                2010      1.36         0.95 - 1.75         12.46 - 13.36

  Invesco V.I. American         2014        --                1.40                  6.93
     Franchise Sub-Account      2013      0.42                1.40                 38.19
                                2012        --                1.40                 12.14
                                2011        --                1.40                (7.49)
                                2010        --                1.40                 18.18

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Core Equity         2014        34,703             6.68         231,978
     Sub-Account                   2013        39,835             6.27         249,696
                                   2012        49,005             4.92         241,009
                                   2011        63,191             4.38         276,761
                                   2010        88,640             4.44         393,933

  Invesco V.I. Equity and          2014    30,622,887     6.54 - 23.37     681,211,301
     Income Sub-Account            2013    31,328,255     6.09 - 21.69     649,322,698
                                   2012    29,563,858     4.93 - 17.54     496,945,594
                                   2011    27,370,136     4.44 - 15.75     414,357,262
                                   2010    22,199,448    14.98 - 16.11     345,124,808

  Invesco V.I. Growth and          2014           665            10.41           6,927
     Income Sub-Account            2013    13,799,854     9.57 - 36.41     365,970,613
                                   2012    13,407,203     7.24 - 27.48     268,230,013
                                   2011    11,777,382     6.40 - 24.26     206,338,231
                                   2010     9,061,763     6.63 - 25.06     160,437,278

  Invesco V.I. International       2014     8,820,511     9.07 - 34.18     275,880,972
     Growth Sub-Account            2013     8,901,354     9.17 - 34.47     281,999,206
                                   2012     8,127,475     7.81 - 29.32     219,783,700
                                   2011     6,481,068     6.86 - 25.68     154,099,050
                                   2010     4,327,573     7.46 - 27.87     111,888,065

  Ivy Funds VIP Asset Strategy     2014         2,575    16.67 - 17.51          45,023
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014    11,333,726    17.67 - 30.99     316,448,933
     Aggressive Growth             2013    11,979,001    15.00 - 25.98     280,745,200
     Sub-Account                   2012    11,687,754    10.38 - 17.75     186,988,862
                                   2011    11,855,614     8.94 - 15.09     160,839,221
                                   2010    11,742,971     8.92 - 14.87     156,471,918

  LMPVET ClearBridge Variable      2014     8,268,721    42.06 - 56.87     426,519,441
     Appreciation Sub-Account      2013     8,604,407    38.78 - 51.73     405,286,221
                                   2012     7,908,912    30.52 - 40.17     290,191,379
                                   2011     7,021,537    26.94 - 34.98     224,680,370
                                   2010     5,515,253    26.87 - 34.42     173,626,503

  LMPVET ClearBridge Variable      2014     9,796,222    13.81 - 22.59     205,573,482
     Equity Income Sub-Account     2013    10,244,154    12.44 - 20.09     191,169,653
                                   2012     9,055,914    10.11 - 16.14     134,931,130
                                   2011     8,013,455     9.06 - 14.28     103,322,855
                                   2010     6,778,039    10.29 - 13.39      81,006,913

  LMPVET ClearBridge Variable      2014       200,379    21.16 - 24.18       4,631,601
     Large Cap Growth Sub-Account  2013       242,954    18.99 - 21.53       5,012,390
                                   2012       283,429    14.10 - 15.86       4,312,254
                                   2011       363,040    11.99 - 13.38       4,673,796
                                   2010       459,350    12.35 - 13.67       6,065,533

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Invesco V.I. Core Equity         2014       0.87               1.40                 6.64
     Sub-Account                   2013       1.36               1.40                27.45
                                   2012       0.91               1.40                12.29
                                   2011       0.92               1.40               (1.44)
                                   2010       0.95               1.40                 8.02

  Invesco V.I. Equity and          2014       1.58        0.95 - 1.90          6.72 - 7.74
     Income Sub-Account            2013       1.54        0.95 - 1.90        22.54 - 23.71
                                   2012       1.85        0.95 - 1.90        10.26 - 11.32
                                   2011       1.69        0.95 - 1.90      (8.77) - (2.23)
                                   2010       1.92        0.95 - 1.90         9.92 - 10.97

  Invesco V.I. Growth and          2014         --               1.40                 8.75
     Income Sub-Account            2013       1.31        0.95 - 1.90        31.25 - 32.50
                                   2012       1.36        0.95 - 1.90        12.18 - 13.26
                                   2011       1.13        0.95 - 1.90      (4.10) - (3.18)
                                   2010       0.09        0.95 - 1.90        10.09 - 11.13

  Invesco V.I. International       2014       1.38        0.95 - 1.75      (1.65) - (0.86)
     Growth Sub-Account            2013       1.10        0.95 - 1.75        16.66 - 17.60
                                   2012       1.38        0.95 - 1.75        13.25 - 14.16
                                   2011       1.06        0.95 - 1.75      (8.60) - (7.87)
                                   2010       2.01        0.95 - 1.75        10.66 - 11.55

  Ivy Funds VIP Asset Strategy     2014         --        1.10 - 1.35      (2.27) - (2.24)
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET ClearBridge Variable      2014       0.17        0.95 - 2.30        17.66 - 19.26
     Aggressive Growth             2013       0.28        0.95 - 2.30        44.42 - 46.38
     Sub-Account                   2012       0.43        0.95 - 2.30        16.01 - 17.60
                                   2011       0.20        0.95 - 2.30          0.15 - 1.50
                                   2010       0.15        0.95 - 2.30        22.17 - 23.83

  LMPVET ClearBridge Variable      2014       1.17        0.95 - 2.30          8.47 - 9.94
     Appreciation Sub-Account      2013       1.29        0.95 - 2.30        27.05 - 28.77
                                   2012       1.75        0.95 - 2.30        13.30 - 14.85
                                   2011       1.77        0.95 - 2.30          0.28 - 1.64
                                   2010       1.83        0.95 - 2.30        10.07 - 11.56

  LMPVET ClearBridge Variable      2014       2.05        0.95 - 2.30        11.03 - 12.41
     Equity Income Sub-Account     2013       1.65        0.95 - 2.30        23.08 - 24.49
                                   2012       3.04        0.95 - 2.30        11.60 - 12.99
                                   2011       3.39        0.95 - 2.30        (2.15) - 6.69
                                   2010       4.09        0.95 - 1.90        10.01 - 11.06

  LMPVET ClearBridge Variable      2014       0.48        1.50 - 2.30        11.40 - 12.29
     Large Cap Growth Sub-Account  2013       0.51        1.50 - 2.30        34.72 - 35.80
                                   2012       0.66        1.50 - 2.30        17.60 - 18.55
                                   2011       0.42        1.50 - 2.30      (2.91) - (2.12)
                                   2010       0.11        1.50 - 2.30          7.34 - 8.19

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                             UNITS          HIGHEST ($)      ASSETS ($)
                                         -------------  ----------------  ---------------
  LMPVET ClearBridge Variable      2014        369,225     21.58 - 24.70        8,744,177
     Large Cap Value Sub-Account   2013        319,601     19.77 - 22.45        6,892,954
                                   2012        286,427     15.28 - 17.21        4,743,489
                                   2011        265,335     13.42 - 15.00        3,836,359
                                   2010        194,899     13.09 - 14.51        2,729,796

  LMPVET ClearBridge Variable      2014      4,105,606     23.02 - 32.61      115,942,801
     Small Cap Growth Sub-Account  2013      4,102,827     22.63 - 31.63      112,499,020
                                   2012      3,457,289     15.75 - 21.71       64,881,494
                                   2011      2,686,955     13.50 - 18.35       42,564,777
                                   2010      2,149,625     13.62 - 18.28       33,662,804

  LMPVET Permal Alternative        2014         64,025     10.01 - 10.02          641,034
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014      1,866,299     20.59 - 24.41       42,335,472
     Allocation 50% Sub-Account    2013      2,011,433     20.00 - 23.49       44,101,401
                                   2012      1,699,443     17.68 - 20.56       32,620,028
                                   2011      1,414,982     15.93 - 17.95       24,265,695
                                   2010        769,522     16.05 - 17.94       13,086,823

  LMPVET Variable Lifestyle        2014         98,417     18.64 - 20.02        1,923,838
     Allocation 70% Sub-Account    2013        121,395     18.11 - 19.37        2,304,999
                                   2012        162,342     15.15 - 16.14        2,573,509
                                   2011        219,583     13.47 - 14.30        3,086,943
                                   2010        236,121     13.81 - 14.60        3,395,287

  LMPVET Variable Lifestyle        2014      4,529,329     18.63 - 22.09       92,760,220
     Allocation 85% Sub-Account    2013      4,790,185     18.14 - 21.30       95,074,284
                                   2012      5,015,187     14.61 - 17.00       79,817,339
                                   2011      4,732,454     12.85 - 14.81       65,879,472
                                   2010      4,289,092     13.41 - 15.30       62,035,149

  LMPVIT Western Asset             2014      4,320,147     20.11 - 25.19      100,641,688
     Variable Global High Yield    2013      4,386,878     20.82 - 25.72      104,740,451
     Bond Sub-Account              2012      4,039,328     20.05 - 24.44       91,771,912
                                   2011      3,594,817     17.34 - 20.85       69,717,903
                                   2010      3,170,899     17.44 - 20.70       61,092,507

  MFS VIT Investors Trust          2014          1,191              8.08            9,619
     Sub-Account                   2013          3,517              7.38           25,951
                                   2012          3,616              5.67           20,488
                                   2011          7,050              4.82           33,994
                                   2010          8,683              5.00           43,404

  MFS VIT New Discovery            2014          3,178             12.78           40,607
     Sub-Account                   2013          3,294             13.97           46,020
                                   2012          4,161             10.01           41,661
                                   2011          4,939              8.38           41,374
                                   2010          4,951              9.47           46,865

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  LMPVET ClearBridge Variable      2014       1.96         1.50 - 2.30         9.17 - 10.05
     Large Cap Value Sub-Account   2013       1.77         1.50 - 2.30        29.36 - 30.40
                                   2012       2.37         1.50 - 2.30        13.84 - 14.76
                                   2011       2.82         1.50 - 2.30          2.57 - 3.39
                                   2010       3.02         1.50 - 2.30          6.98 - 7.83

  LMPVET ClearBridge Variable      2014         --         0.95 - 2.30          1.71 - 3.09
     Small Cap Growth Sub-Account  2013       0.05         0.95 - 2.30        43.71 - 45.66
                                   2012       0.42         0.95 - 2.30        16.70 - 18.29
                                   2011         --         0.95 - 2.30        (0.91) - 0.43
                                   2010         --         0.95 - 2.30        22.34 - 24.00

  LMPVET Permal Alternative        2014       0.57         1.10 - 1.60      (0.55) - (0.49)
     Select VIT Portfolio
     Sub-Account
     (Commenced 11/19/2014)

  LMPVET Variable Lifestyle        2014       2.46         0.95 - 1.90          2.93 - 3.92
     Allocation 50% Sub-Account    2013       2.21         0.95 - 1.90        13.16 - 14.24
                                   2012       2.95         0.95 - 1.90        10.96 - 12.02
                                   2011       3.19         1.10 - 1.90        (0.73) - 0.07
                                   2010       4.10         1.10 - 1.90         6.21 - 12.65

  LMPVET Variable Lifestyle        2014       1.74         1.50 - 1.90          2.93 - 3.34
     Allocation 70% Sub-Account    2013       1.41         1.50 - 1.90        19.53 - 20.01
                                   2012       2.16         1.50 - 1.90        12.43 - 12.88
                                   2011       1.88         1.50 - 1.90      (2.45) - (2.06)
                                   2010       2.04         1.50 - 1.90        12.84 - 13.30

  LMPVET Variable Lifestyle        2014       1.77         0.95 - 1.90          2.72 - 3.70
     Allocation 85% Sub-Account    2013       1.66         0.95 - 1.90        24.12 - 25.30
                                   2012       1.84         0.95 - 1.90        13.70 - 14.79
                                   2011       1.55         0.95 - 1.90      (4.15) - (3.23)
                                   2010       1.73         0.95 - 1.90        13.52 - 14.60

  LMPVIT Western Asset             2014       7.11         0.95 - 2.30      (3.40) - (2.09)
     Variable Global High Yield    2013       6.19         0.95 - 2.30          3.85 - 5.27
     Bond Sub-Account              2012       7.84         0.95 - 2.30        15.62 - 17.20
                                   2011       8.38         0.95 - 2.30        (0.59) - 0.75
                                   2010       9.47         0.95 - 2.30        12.31 - 13.83

  MFS VIT Investors Trust          2014       0.61                1.40                 9.46
     Sub-Account                   2013       1.10                1.40                30.22
                                   2012       0.67                1.40                17.52
                                   2011       0.90                1.40               (3.54)
                                   2010       1.30                1.40                 9.56

  MFS VIT New Discovery            2014         --                1.40               (8.55)
     Sub-Account                   2013         --                1.40                39.55
                                   2012         --                1.40                19.53
                                   2011         --                1.40              (11.51)
                                   2010         --                1.40                34.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  MFS VIT Research Sub-Account   2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835
                                 2012         8,335             6.02         50,155
                                 2011         8,675             5.20         45,142
                                 2010        21,202             5.30        112,388

  MIST AllianceBernstein         2014   275,344,937    11.84 - 12.49  3,373,491,338
     Global Dynamic Allocation   2013   286,256,086    11.32 - 11.74  3,313,674,192
     Sub-Account                 2012   267,334,005    10.40 - 10.66  2,823,843,417
     (Commenced 5/2/2011)        2011   168,434,681      9.68 - 9.75  1,639,379,077

  MIST Allianz Global Investors  2014    18,219,524     1.04 - 10.55     18,986,456
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014   264,143,945    12.26 - 13.41  3,417,834,574
     Balanced Allocation         2013   276,830,535    11.83 - 12.78  3,430,387,038
     Sub-Account                 2012   292,605,761    10.22 - 10.89  3,106,060,329
                                 2011   306,967,734      9.22 - 9.69  2,914,777,188
                                 2010   251,644,506     9.64 - 10.00  2,478,289,324

  MIST American Funds Growth     2014   142,940,560    12.29 - 13.37  1,852,260,667
     Allocation Sub-Account      2013   147,794,512    11.83 - 12.67  1,828,322,375
                                 2012   149,020,463     9.68 - 10.24  1,496,665,592
                                 2011   159,224,115      8.53 - 8.92  1,398,390,722
                                 2010   155,386,301      9.17 - 9.47  1,454,861,016

  MIST American Funds Growth     2014    71,860,704     1.37 - 13.78    648,671,484
     Sub-Account                 2013    59,593,818     1.29 - 12.90    632,386,636
                                 2012    54,812,434     9.59 - 10.07    545,665,799
                                 2011    64,256,598      8.36 - 8.69    553,292,806
                                 2010    52,406,611      8.97 - 9.23    480,253,525

  MIST American Funds            2014   137,310,606    12.03 - 13.16  1,744,157,123
     Moderate Allocation         2013   147,773,215    11.61 - 12.53  1,796,366,977
     Sub-Account                 2012   159,499,085    10.47 - 11.15  1,734,325,945
                                 2011   168,982,398     9.67 - 10.16  1,683,464,896
                                 2010   143,876,667     9.88 - 10.25  1,452,175,003

  MIST AQR Global Risk           2014   265,908,083    10.20 - 11.40  3,001,302,195
     Balanced Sub-Account        2013   295,108,196     9.93 - 11.09  3,248,475,977
     (Commenced 5/2/2011)        2012   324,843,850    10.42 - 11.61  3,753,309,463
                                 2011   179,038,392    10.54 - 10.62  1,898,124,083

  MIST BlackRock Global          2014   463,962,556    11.30 - 11.92  5,423,637,032
     Tactical Strategies         2013   487,574,727    10.92 - 11.35  5,457,878,761
     Sub-Account                 2012   471,913,542    10.13 - 10.38  4,856,824,935
     (Commenced 5/2/2011)        2011   297,189,715      9.51 - 9.58  2,842,712,285

  MIST BlackRock High Yield      2014     9,596,910    15.21 - 28.99    238,215,887
     Sub-Account                 2013    10,783,682    14.92 - 28.32    265,149,806
                                 2012    11,949,833    13.83 - 26.13    276,977,302
                                 2011    10,891,616    12.03 - 21.28    221,624,841
                                 2010     9,034,810    11.92 - 21.07    182,367,303

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MFS VIT Research Sub-Account   2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45
                                 2012       0.79               1.40                15.63
                                 2011       0.72               1.40               (1.83)
                                 2010       0.92               1.40                14.29

  MIST AllianceBernstein         2014       1.94        0.90 - 2.35          0.77 - 6.39
     Global Dynamic Allocation   2013       1.28        0.90 - 2.35         8.56 - 10.15
     Sub-Account                 2012       0.10        0.90 - 2.35          3.45 - 8.82
     (Commenced 5/2/2011)        2011       0.87        1.15 - 2.25      (3.18) - (2.47)

  MIST Allianz Global Investors  2014       0.92        1.15 - 2.00          0.71 - 4.55
     Dynamic Multi-Asset Plus
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds            2014       1.27        1.00 - 2.35        (0.35) - 4.99
     Balanced Allocation         2013       1.37        1.00 - 2.35        15.78 - 17.35
     Sub-Account                 2012       1.69        1.00 - 2.35        10.88 - 12.39
                                 2011       1.26        1.00 - 2.35      (4.39) - (3.10)
                                 2010       1.01        1.00 - 2.35         9.55 - 11.05

  MIST American Funds Growth     2014       1.03        1.10 - 2.35        (0.52) - 5.17
     Allocation Sub-Account      2013       1.00        1.15 - 2.35        22.20 - 23.68
                                 2012       1.21        1.15 - 2.35        13.45 - 14.82
                                 2011       1.10        1.15 - 2.35      (6.95) - (5.82)
                                 2010       0.89        1.15 - 2.35        10.86 - 12.18

  MIST American Funds Growth     2014       0.55        0.95 - 2.35          0.56 - 7.16
     Sub-Account                 2013       0.44        0.95 - 2.35        11.27 - 28.11
                                 2012       0.33        1.30 - 2.35        14.67 - 15.89
                                 2011       0.35        1.30 - 2.35      (6.81) - (5.83)
                                 2010       0.20        1.30 - 2.35        15.57 - 16.79

  MIST American Funds            2014       1.46        1.00 - 2.35        (0.26) - 5.04
     Moderate Allocation         2013       1.65        1.00 - 2.35        10.88 - 12.39
     Sub-Account                 2012       2.04        1.00 - 2.35          8.25 - 9.73
                                 2011       1.54        1.00 - 2.35      (2.14) - (0.81)
                                 2010       1.41        1.00 - 2.35          7.36 - 8.82

  MIST AQR Global Risk           2014         --        0.90 - 2.35        (3.48) - 3.07
     Balanced Sub-Account        2013       2.09        0.90 - 2.35      (5.64) - (4.26)
     (Commenced 5/2/2011)        2012       0.44        0.90 - 2.35          3.72 - 9.29
                                 2011       3.00        1.15 - 2.25          1.94 - 2.70

  MIST BlackRock Global          2014       1.12        0.90 - 2.35        (0.16) - 4.97
     Tactical Strategies         2013       1.36        0.90 - 2.35          7.75 - 9.32
     Sub-Account                 2012         --        0.90 - 2.35          3.27 - 7.89
     (Commenced 5/2/2011)        2011       1.37        1.15 - 2.25      (4.84) - (4.14)

  MIST BlackRock High Yield      2014       6.09        0.90 - 2.35        (1.88) - 2.37
     Sub-Account                 2013       7.02        0.90 - 2.35          6.79 - 8.35
                                 2012       7.05        0.90 - 2.35         7.68 - 15.15
                                 2011       6.52        1.20 - 2.35        (0.03) - 1.12
                                 2010       5.88        1.20 - 2.35         5.99 - 14.28

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST Clarion Global Real      2014    17,245,897    17.00 - 72.26     330,178,643
     Estate Sub-Account         2013    11,099,591    15.36 - 17.68     182,673,922
                                2012    10,967,900    15.19 - 17.23     177,317,957
                                2011    11,304,866    12.34 - 13.38     147,447,056
                                2010     9,934,760    13.39 - 14.36     139,330,754

  MIST ClearBridge Aggressive   2014    38,472,258   12.71 - 214.41     586,572,505
     Growth Sub-Account         2013    36,299,683    10.84 - 13.77     451,710,565
                                2012    33,802,849      7.55 - 9.54     292,871,764
                                2011    35,764,496      6.45 - 7.78     265,479,062
                                2010    13,863,499      6.97 - 7.63     102,505,758

  MIST Goldman Sachs Mid Cap    2014     7,477,599    22.05 - 25.19     178,512,669
     Value Sub-Account          2013     7,939,384    19.93 - 22.07     170,038,386
                                2012     8,486,283    15.38 - 16.85     139,211,779
                                2011     9,263,271    13.34 - 14.45     130,696,272
                                2010     7,332,195    14.57 - 15.63     112,015,664

  MIST Harris Oakmark           2014    26,551,192    21.63 - 27.28     663,509,252
     International Sub-Account  2013    25,769,452    23.43 - 29.23     693,983,244
                                2012    25,722,293    18.33 - 22.61     538,939,254
                                2011    28,033,038    14.49 - 17.04     461,860,538
                                2010    23,589,953    17.23 - 20.14     459,739,197

  MIST Invesco Balanced-Risk    2014   758,894,714     1.07 - 11.10     832,374,445
     Allocation Sub-Account     2013   800,860,953      1.04 - 1.06     843,160,697
     (Commenced 4/30/2012)      2012   631,214,101      1.04 - 1.05     661,422,417

  MIST Invesco Comstock         2014    43,175,673    15.33 - 24.28     813,000,076
     Sub-Account                2013    26,889,264    14.36 - 22.42     443,561,923
                                2012    26,662,653    10.86 - 16.72     329,458,802
                                2011    25,137,797     9.39 - 14.24     266,463,408
                                2010    21,172,822     9.76 - 14.59     230,561,318

  MIST Invesco Mid Cap Value    2014     6,927,870    17.85 - 41.71     258,407,609
     Sub-Account                2013     4,619,902    30.27 - 38.39     158,040,375
                                2012     5,175,603    23.78 - 29.73     138,149,492
                                2011     5,366,862    21.23 - 24.69     127,004,689
                                2010     4,351,943    22.57 - 25.97     108,323,379

  MIST Invesco Small Cap        2014    11,824,275    23.77 - 29.28     308,642,273
     Growth Sub-Account         2013    13,003,134    22.53 - 27.31     319,189,345
                                2012    13,528,657    16.44 - 19.61     240,468,780
                                2011    13,942,780    14.22 - 16.69     212,672,795
                                2010    11,943,258    14.70 - 16.99     186,610,558

  MIST JPMorgan Core Bond       2014    32,404,332     9.89 - 11.15     355,237,960
     Sub-Account                2013    29,439,490    10.12 - 10.75     311,869,932
                                2012    31,242,391    10.69 - 11.23     346,492,447
                                2011    32,528,572    10.43 - 10.84     349,346,240
                                2010    26,655,400    10.10 - 10.38     274,791,792

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Clarion Global Real      2014      1.03         0.90 - 2.35          1.03 - 12.25
     Estate Sub-Account         2013      6.85         0.90 - 2.35           1.14 - 2.62
                                2012      2.03         0.90 - 2.35          9.18 - 24.35
                                2011      3.80         1.30 - 2.35       (7.78) - (6.80)
                                2010      7.76         1.30 - 2.35         13.41 - 14.61

  MIST ClearBridge Aggressive   2014      0.11         0.90 - 2.35          1.60 - 17.83
     Growth Sub-Account         2013      0.22         0.90 - 2.35         42.22 - 44.30
                                2012      0.02         0.90 - 2.35          3.28 - 17.38
                                2011        --         0.95 - 2.35         (9.34) - 1.91
                                2010        --         1.30 - 2.35         20.92 - 22.20

  MIST Goldman Sachs Mid Cap    2014      0.54         1.10 - 2.35          2.29 - 11.77
     Value Sub-Account          2013      0.89         1.30 - 2.35         29.57 - 30.94
                                2012      0.59         1.30 - 2.35         15.36 - 16.58
                                2011      0.48         1.30 - 2.35       (8.46) - (7.50)
                                2010      0.92         1.30 - 2.35         21.35 - 22.63

  MIST Harris Oakmark           2014      2.41         0.95 - 2.35         (7.98) - 0.25
     International Sub-Account  2013      2.44         0.95 - 2.35         27.46 - 29.26
                                2012      1.63         0.95 - 2.35         15.61 - 27.58
                                2011        --         1.30 - 2.35     (16.24) - (15.36)
                                2010      1.82         1.30 - 2.35         13.71 - 14.92

  MIST Invesco Balanced-Risk    2014        --         0.90 - 2.35           0.40 - 4.63
     Allocation Sub-Account     2013        --         0.90 - 2.35         (0.50) - 0.95
     (Commenced 4/30/2012)      2012      0.55         0.90 - 2.35           3.03 - 4.04

  MIST Invesco Comstock         2014      0.60         0.90 - 2.35           0.28 - 8.33
     Sub-Account                2013      1.07         0.90 - 2.35         32.25 - 34.18
                                2012      1.22         0.90 - 2.35          5.55 - 17.40
                                2011      1.09         0.95 - 2.35       (3.76) - (2.39)
                                2010      1.45         0.95 - 2.35         12.19 - 13.80

  MIST Invesco Mid Cap Value    2014      0.33         0.90 - 2.35           1.20 - 8.70
     Sub-Account                2013      0.74         0.90 - 2.35         27.28 - 29.14
                                2012      0.40         0.90 - 2.35          2.26 - 13.21
                                2011      0.51         1.30 - 2.35       (5.93) - (4.94)
                                2010      0.55         1.30 - 2.35         22.62 - 23.91

  MIST Invesco Small Cap        2014        --         0.89 - 2.35           1.89 - 7.22
     Growth Sub-Account         2013      0.23         0.89 - 2.35         36.92 - 39.29
                                2012        --         0.89 - 2.35         15.47 - 17.45
                                2011        --         0.89 - 2.35       (3.37) - (1.73)
                                2010        --         0.89 - 2.35         23.26 - 25.35

  MIST JPMorgan Core Bond       2014      1.42         1.10 - 2.20           0.48 - 3.73
     Sub-Account                2013      0.28         1.30 - 2.35       (5.04) - (4.05)
                                2012      2.57         1.30 - 2.35           2.47 - 3.55
                                2011      2.09         1.30 - 2.35           3.34 - 4.42
                                2010      1.64         1.30 - 2.35           3.63 - 4.73

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Global Active    2014   747,266,184     1.18 - 12.14     905,975,458
     Allocation Sub-Account      2013   649,853,969      1.13 - 1.16     746,849,717
     (Commenced 4/30/2012)       2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2014     1,417,944    18.69 - 20.92      27,932,500
     Value Sub-Account           2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976
                                 2011     1,650,824    12.42 - 13.17      21,224,281
                                 2010     1,677,961    14.14 - 14.87      24,426,974

  MIST Loomis Sayles Global      2014    10,444,732    15.85 - 17.90     177,351,030
     Markets Sub-Account         2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410
                                 2011    13,161,956    12.01 - 12.74     165,018,207
                                 2010    10,620,691    12.48 - 13.10     137,171,845

  MIST Lord Abbett Bond          2014     8,190,115    10.35 - 33.68     234,576,558
     Debenture Sub-Account       2013     9,341,018     9.99 - 32.33     259,294,487
                                 2012    10,178,078     9.36 - 30.15     266,010,291
                                 2011    10,848,076     8.39 - 26.88     255,107,548
                                 2010    11,708,304     8.12 - 25.87     267,920,695

  MIST Met/Eaton Vance           2014     6,743,439    10.59 - 11.23      73,909,210
     Floating Rate Sub-Account   2013     7,519,969    10.76 - 11.18      83,115,837
     (Commenced 5/3/2010)        2012     5,007,151    10.61 - 10.91      54,197,004
                                 2011     4,263,176    10.13 - 10.30      43,696,769
                                 2010     1,600,145    10.16 - 10.23      16,334,315

  MIST Met/Franklin Low          2014    17,421,682     9.65 - 10.18     173,124,917
     Duration Total Return       2013    14,050,793     9.78 - 10.16     140,307,146
     Sub-Account                 2012     4,349,231     9.92 - 10.14      43,609,944
     (Commenced 5/2/2011)        2011     2,835,514      9.70 - 9.78      27,661,832

  MIST Met/Templeton             2014     3,537,497    12.87 - 13.66      47,183,875
     International Bond          2013     3,905,329    13.00 - 13.53      52,286,139
     Sub-Account                 2012     4,238,395    13.19 - 13.56      57,001,253
                                 2011     4,276,073    11.74 - 12.02      51,093,268
                                 2010     2,982,596    12.04 - 12.22      36,302,425

  MIST MetLife Asset             2014    39,915,870    14.91 - 17.28     641,574,794
     Allocation 100 Sub-Account  2013    42,451,280    14.53 - 16.59     659,971,504
                                 2012    44,655,767    11.48 - 12.93     545,044,070
                                 2011    49,390,389    10.07 - 10.98     524,691,864
                                 2010    45,689,702    10.94 - 11.78     522,967,837

  MIST MetLife Balanced Plus     2014   569,859,186    12.32 - 13.00   7,268,454,132
     Sub-Account                 2013   547,096,627    11.51 - 11.96   6,454,726,976
     (Commenced 5/2/2011)        2012   438,994,467    10.30 - 10.55   4,593,209,415
                                 2011   257,076,022      9.33 - 9.40   2,411,774,661

  MIST MetLife Multi-Index       2014   281,516,918     1.19 - 12.18     421,513,955
     Targeted Risk Sub-Account   2013   153,950,143     1.12 - 11.26     209,957,052
     (Commenced 11/12/2012)      2012    11,094,386             1.01      11,247,979

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Global Active    2014       1.13        0.90 - 2.35           0.35 - 6.02
     Allocation Sub-Account      2013       0.08        0.90 - 2.35           8.41 - 9.99
     (Commenced 4/30/2012)       2012       0.73        0.90 - 2.35           3.02 - 4.03

  MIST JPMorgan Small Cap        2014       1.07        0.90 - 2.30           2.28 - 3.89
     Value Sub-Account           2013       0.69        0.90 - 2.30         30.22 - 31.71
                                 2012       0.84        0.90 - 2.30          2.73 - 13.98
                                 2011       1.69        1.20 - 2.30     (12.17) - (11.43)
                                 2010       0.82        1.20 - 2.30         16.82 - 17.83

  MIST Loomis Sayles Global      2014       2.08        0.95 - 2.35         (0.82) - 2.49
     Markets Sub-Account         2013       2.41        0.95 - 2.35         14.41 - 16.02
                                 2012       2.32        1.10 - 2.35          2.75 - 15.41
                                 2011       2.32        1.30 - 2.35       (3.77) - (2.75)
                                 2010       2.99        1.30 - 2.35         19.18 - 20.43

  MIST Lord Abbett Bond          2014       5.67        0.89 - 2.35         (0.50) - 4.19
     Debenture Sub-Account       2013       6.62        0.89 - 2.35           5.47 - 7.21
                                 2012       7.20        0.89 - 2.35          5.77 - 12.18
                                 2011       5.92        0.89 - 2.35           2.04 - 3.90
                                 2010       6.21        0.89 - 2.35         10.34 - 12.18

  MIST Met/Eaton Vance           2014       3.65        1.10 - 2.35       (1.60) - (0.57)
     Floating Rate Sub-Account   2013       3.38        1.30 - 2.35           1.42 - 2.50
     (Commenced 5/3/2010)        2012       3.39        1.30 - 2.35           4.83 - 5.94
                                 2011       1.99        1.30 - 2.30         (0.31) - 0.69
                                 2010         --        1.30 - 2.30           1.64 - 2.31

  MIST Met/Franklin Low          2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Duration Total Return       2013       1.07        0.90 - 2.35         (1.19) - 0.25
     Sub-Account                 2012       1.91        0.90 - 2.20           1.17 - 3.15
     (Commenced 5/2/2011)        2011         --        1.20 - 2.35       (2.83) - (2.08)

  MIST Met/Templeton             2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     International Bond          2013       2.02        1.30 - 2.15       (1.11) - (0.27)
     Sub-Account                 2012      10.26        1.30 - 2.05         11.96 - 12.80
                                 2011       6.86        1.30 - 2.20       (2.49) - (1.61)
                                 2010       0.51        1.30 - 2.20         11.07 - 12.08

  MIST MetLife Asset             2014       0.71        0.90 - 2.35           0.05 - 4.15
     Allocation 100 Sub-Account  2013       0.75        0.90 - 2.35         26.50 - 28.35
                                 2012       0.64        0.90 - 2.35          2.91 - 15.40
                                 2011       1.10        1.15 - 2.35       (7.96) - (6.85)
                                 2010       1.18        1.15 - 2.35         13.80 - 15.17

  MIST MetLife Balanced Plus     2014       1.75        0.90 - 2.35           0.70 - 8.67
     Sub-Account                 2013       1.19        0.90 - 2.35         11.71 - 13.34
     (Commenced 5/2/2011)        2012         --        0.90 - 2.35          4.67 - 11.81
                                 2011       0.27        1.15 - 2.25       (6.68) - (6.00)

  MIST MetLife Multi-Index       2014         --        1.15 - 2.25           0.83 - 8.01
     Targeted Risk Sub-Account   2013       0.55        1.15 - 2.25          4.04 - 11.65
     (Commenced 11/12/2012)      2012         --        1.15 - 2.00           2.56 - 2.68

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MIST MetLife Small Cap         2014    12,299,087     21.73 - 26.68     291,013,900
     Value Sub-Account           2013    13,992,716     21.87 - 26.40     330,701,962
                                 2012    15,859,523     16.91 - 20.06     287,540,317
                                 2011    18,611,699     14.67 - 17.11     290,532,427
                                 2010    18,793,984     16.49 - 18.91     327,520,477

  MIST MFS Emerging Markets      2014    42,182,331      9.40 - 11.38     425,619,386
     Equity Sub-Account          2013    41,623,177     10.29 - 12.45     456,076,892
                                 2012    38,352,212     11.09 - 13.41     448,693,258
                                 2011    37,004,554      9.55 - 11.54     369,675,163
                                 2010    29,287,659     12.03 - 14.53     365,169,255

  MIST MFS Research              2014    18,585,662     14.00 - 18.24     287,913,009
     International Sub-Account   2013    19,616,483     15.39 - 18.44     331,488,461
                                 2012    21,667,563     13.21 - 15.60     311,615,422
                                 2011    22,841,018     11.58 - 13.42     285,814,827
                                 2010    22,399,698     13.27 - 15.17     318,521,626

  MIST Morgan Stanley Mid Cap    2014    12,928,550      2.79 - 25.03     240,528,688
     Growth Sub-Account          2013    13,099,903      2.79 - 24.94     244,579,234
                                 2012    12,225,316      2.03 - 18.06     166,100,095
                                 2011     8,735,505      1.88 - 16.63     109,412,403
                                 2010     6,606,286      2.04 - 17.98      89,015,672

  MIST Oppenheimer Global        2014     2,866,078     21.68 - 27.83      72,350,999
     Equity Sub-Account          2013     3,127,720     21.72 - 27.49      78,398,573
                                 2012       500,711     18.48 - 21.83       9,983,469
                                 2011       559,531     15.55 - 17.64       9,330,001
                                 2010       608,969     17.31 - 19.88      11,272,119

  MIST PanAgora Global           2014     9,788,108      1.03 - 10.44      10,161,644
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014    50,751,209     13.20 - 15.63     732,596,404
     Protected Bond Sub-Account  2013    57,648,505     13.13 - 15.33     821,456,089
                                 2012    64,013,091     14.82 - 17.05   1,021,039,296
                                 2011    63,087,877     13.90 - 15.36     936,595,819
                                 2010    52,467,468     12.81 - 13.99     711,162,874

  MIST PIMCO Total Return        2014   103,504,587     12.40 - 19.84   1,787,038,026
     Sub-Account                 2013   118,419,838     12.03 - 19.16   1,993,786,948
                                 2012   128,302,689     12.42 - 19.67   2,234,370,461
                                 2011   132,311,947     11.50 - 18.11   2,140,758,433
                                 2010   111,149,390     11.27 - 17.67   1,761,602,464

  MIST Pioneer Fund              2014    12,549,377      2.83 - 30.99     305,917,464
     Sub-Account                 2013    12,432,551      2.58 - 28.13     297,755,670
                                 2012    11,331,680      9.91 - 21.33     220,043,655
                                 2011     9,480,402      9.11 - 19.29     168,467,083
                                 2010     5,977,317     16.24 - 20.40     112,914,666

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MetLife Small Cap         2014       0.04        0.89 - 2.35         (0.65) - 1.06
     Value Sub-Account           2013       0.99        0.89 - 2.35         29.37 - 31.64
                                 2012         --        0.89 - 2.35         15.23 - 17.22
                                 2011       1.10        0.89 - 2.35      (11.09) - (9.50)
                                 2010       1.17        0.89 - 2.35         17.11 - 19.08

  MIST MFS Emerging Markets      2014       0.84        0.90 - 2.35       (8.69) - (4.92)
     Equity Sub-Account          2013       1.07        0.90 - 2.35       (7.19) - (5.83)
                                 2012       0.75        0.90 - 2.35          3.96 - 17.77
                                 2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                 2010       0.97        0.95 - 2.35         20.79 - 22.49

  MIST MFS Research              2014       2.24        0.89 - 2.35       (9.11) - (3.46)
     International Sub-Account   2013       2.58        0.90 - 2.35         16.49 - 18.19
                                 2012       1.89        0.90 - 2.35          6.35 - 15.60
                                 2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                 2010       1.70        0.95 - 2.35          8.83 - 10.35

  MIST Morgan Stanley Mid Cap    2014         --        0.89 - 2.30         (1.40) - 0.39
     Growth Sub-Account          2013       0.60        0.89 - 2.30         35.86 - 38.07
                                 2012         --        0.89 - 2.30         (4.93) - 8.58
                                 2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                 2010       0.01        0.89 - 2.30         17.15 - 30.84

  MIST Oppenheimer Global        2014       0.82        0.90 - 2.30         (0.31) - 1.23
     Equity Sub-Account          2013       0.35        0.90 - 2.30         24.22 - 25.97
                                 2012       1.40        0.90 - 1.95          8.80 - 19.84
                                 2011       1.79        0.95 - 1.95      (10.17) - (9.41)
                                 2010       1.34        0.95 - 1.95         13.69 - 14.83

  MIST PanAgora Global           2014       0.46        1.15 - 2.00         (0.35) - 3.75
     Diversified Risk Sub-Account
     (Commenced 4/28/2014)

  MIST PIMCO Inflation           2014       1.54        0.90 - 2.35         (1.54) - 1.97
     Protected Bond Sub-Account  2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82
                                 2011       1.62        1.20 - 2.35           8.56 - 9.82
                                 2010       2.23        1.20 - 2.35           5.26 - 6.48

  MIST PIMCO Total Return        2014       2.34        0.89 - 2.35           0.40 - 3.56
     Sub-Account                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58
                                 2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                 2010       3.20        0.89 - 2.35           5.65 - 7.45

  MIST Pioneer Fund              2014       1.66        0.90 - 2.35          1.00 - 10.16
     Sub-Account                 2013       3.15        0.90 - 2.30          9.33 - 31.88
                                 2012       1.45        0.90 - 2.30           0.85 - 9.54
                                 2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                 2010       0.78        0.95 - 2.30         13.47 - 15.12

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST Pioneer Strategic       2014    54,471,343     2.60 - 32.57     943,852,832
     Income Sub-Account        2013    41,450,021     2.53 - 31.43     919,328,857
                               2012    29,638,373    13.34 - 31.23     804,777,040
                               2011    24,444,162    12.25 - 27.99     600,261,549
                               2010    17,115,149    12.17 - 27.26     419,601,867

  MIST Pyramis Government      2014    62,286,953    10.55 - 11.13     680,446,278
     Income Sub-Account        2013    69,488,361    10.04 - 10.44     715,739,557
     (Commenced 5/2/2011)      2012    88,599,553    10.77 - 11.03     968,887,238
                               2011    45,618,019    10.69 - 10.77     490,473,351

  MIST Pyramis Managed Risk    2014    14,204,266    11.35 - 11.58     163,513,389
     Sub-Account               2013     7,294,047    10.69 - 10.77      78,417,229
     (Commenced 4/29/2013)

  MIST Schroders Global        2014   400,460,215     1.20 - 12.36     493,380,979
     Multi-Asset Sub-Account   2013   375,261,358      1.14 - 1.17     435,205,689
     (Commenced 4/30/2012)     2012   179,641,654      1.06 - 1.07     191,885,161

  MIST SSgA Growth and Income  2014   101,616,119    13.79 - 15.77   1,513,705,632
     ETF Sub-Account           2013   110,435,377    13.34 - 15.03   1,578,178,677
                               2012   118,446,237    12.09 - 13.24   1,521,502,479
                               2011   120,297,977    10.97 - 11.83   1,390,741,062
                               2010    85,827,962    11.20 - 11.84     995,772,752

  MIST SSgA Growth ETF         2014    34,092,389    13.66 - 15.62     501,804,705
     Sub-Account               2013    35,919,224    13.27 - 14.96     509,607,858
                               2012    36,733,044    11.51 - 12.55     448,167,959
                               2011    37,984,453    10.24 - 11.04     409,132,829
                               2010    29,136,066    10.71 - 11.41     325,453,346

  MIST T. Rowe Price Large     2014    13,521,347   40.58 - 144.85     838,816,422
     Cap Value Sub-Account     2013    11,320,980   38.18 - 128.69     657,944,319
                               2012    12,231,249    28.88 - 96.83     536,790,380
                               2011    13,446,503    24.76 - 82.60     507,039,092
                               2010    14,212,118    26.09 - 86.60     558,423,606

  MIST T. Rowe Price Mid Cap   2014    32,310,271    15.06 - 17.30     537,586,208
     Growth Sub-Account        2013    37,965,912    13.67 - 15.54     568,882,747
                               2012    41,941,697    10.24 - 11.53     467,536,275
                               2011    44,089,511     9.22 - 10.28     439,146,325
                               2010    40,356,445     9.67 - 10.58     414,850,131

  MIST WMC Large Cap Research  2014     1,151,671    13.60 - 16.68      17,260,395
     Sub-Account               2013     1,260,254    12.25 - 14.84      16,869,650
                               2012     1,423,242     9.34 - 11.16      14,439,147
                               2011     1,414,721      8.42 - 9.34      12,849,849
                               2010     1,044,239      8.60 - 9.47       9,613,588

  MSF Baillie Gifford          2014    27,573,117     4.31 - 14.37     269,502,431
     International Stock       2013    29,549,817     4.51 - 15.12     303,453,047
     Sub-Account               2012       219,106     3.96 - 13.35       2,585,607
                               2011       282,028     3.36 - 11.37       2,803,543
                               2010       318,412     4.26 - 14.47       3,979,701

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST Pioneer Strategic       2014      4.98         0.90 - 2.35         (0.93) - 3.65
     Income Sub-Account        2013      4.82         0.90 - 2.35         (0.94) - 1.21
                               2012      4.73         0.90 - 2.35          6.09 - 10.56
                               2011      4.36         0.95 - 2.35           1.06 - 2.65
                               2010      4.58         0.95 - 2.20          5.21 - 11.12

  MIST Pyramis Government      2014      2.60         0.90 - 2.35           0.96 - 6.59
     Income Sub-Account        2013      1.55         0.90 - 2.35       (6.74) - (5.37)
     (Commenced 5/2/2011)      2012      0.02         0.90 - 2.35           0.74 - 1.96
                               2011      0.89         1.15 - 2.25           6.96 - 7.75

  MIST Pyramis Managed Risk    2014        --         1.10 - 2.25           0.98 - 7.40
     Sub-Account               2013      1.65         1.15 - 2.25           4.66 - 5.43
     (Commenced 4/29/2013)

  MIST Schroders Global        2014      1.32         0.90 - 2.35           0.43 - 6.77
     Multi-Asset Sub-Account   2013      0.01         0.90 - 2.35           7.55 - 9.12
     (Commenced 4/30/2012)     2012      1.49         0.90 - 2.35           5.01 - 6.03

  MIST SSgA Growth and Income  2014      2.24         0.90 - 2.35         (0.03) - 4.86
     ETF Sub-Account           2013      2.51         0.90 - 2.35         10.31 - 11.92
                               2012      2.40         1.10 - 2.35          4.01 - 11.55
                               2011      1.70         1.15 - 2.35       (1.29) - (0.09)
                               2010      1.05         1.15 - 2.20          9.80 - 10.96

  MIST SSgA Growth ETF         2014      1.88         0.90 - 2.35         (0.05) - 4.43
     Sub-Account               2013      2.10         0.90 - 2.35         15.33 - 17.01
                               2012      1.96         1.15 - 2.35          4.38 - 13.71
                               2011      1.56         1.15 - 2.35       (4.40) - (3.24)
                               2010      1.35         1.15 - 2.35         11.50 - 12.85

  MIST T. Rowe Price Large     2014      1.18         0.89 - 2.35          1.20 - 12.56
     Cap Value Sub-Account     2013      1.58         0.89 - 2.35         30.67 - 32.90
                               2012      1.50         0.89 - 2.35          6.92 - 17.22
                               2011      0.70         0.89 - 2.35       (6.24) - (4.62)
                               2010      1.11         0.89 - 2.35         14.30 - 16.29

  MIST T. Rowe Price Mid Cap   2014        --         1.30 - 2.35         10.16 - 11.32
     Growth Sub-Account        2013      0.21         1.30 - 2.35         33.41 - 34.82
                               2012        --         1.30 - 2.35         11.03 - 12.21
                               2011        --         1.30 - 2.35       (3.93) - (2.92)
                               2010        --         1.30 - 2.35         24.72 - 26.05

  MIST WMC Large Cap Research  2014      0.80         0.90 - 2.30          1.80 - 12.40
     Sub-Account               2013      1.28         0.90 - 2.30         31.12 - 32.97
                               2012      1.07         0.90 - 2.30        (0.27) - 11.75
                               2011      0.92         1.55 - 2.30       (2.06) - (1.33)
                               2010      1.06         1.55 - 2.30         10.01 - 10.85

  MSF Baillie Gifford          2014      1.26         1.30 - 2.25       (5.49) - (1.36)
     International Stock       2013      0.02         1.30 - 2.25          9.68 - 13.94
     Sub-Account               2012      1.14         1.40 - 1.90         17.11 - 17.85
                               2011      1.60         1.40 - 1.90     (21.63) - (20.99)
                               2010      1.41         1.40 - 1.90           4.85 - 5.74

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MSF Barclays Aggregate Bond  2014    16,099,701     1.79 - 19.11     213,475,999
     Index Sub-Account         2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766
                               2011     8,083,366     1.73 - 18.28     130,173,979
                               2010     5,646,137    14.02 - 17.15      86,674,964

  MSF BlackRock Bond Income    2014     1,105,752    46.87 - 76.43      63,615,045
     Sub-Account               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933
                               2011       953,075    44.15 - 68.69      49,538,985
                               2010       952,834    42.45 - 65.04      47,336,145

  MSF BlackRock Capital        2014       639,908    16.88 - 52.46      14,686,428
     Appreciation Sub-Account  2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610
                               2011       814,200    10.75 - 32.23      11,348,650
                               2010       601,185    12.06 - 35.71       9,563,155

  MSF BlackRock Large Cap      2014       229,967    17.66 - 19.31       4,201,564
     Value Sub-Account         2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532
                               2011       252,494    11.44 - 11.96       2,890,664
                               2010       253,453    11.33 - 11.79       2,872,585

  MSF BlackRock Money Market   2014    39,068,482     2.33 - 25.65     395,886,367
     Sub-Account               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901
                               2011    59,067,302     9.55 - 25.84     633,625,012
                               2010    51,015,018     9.77 - 26.15     553,885,805

  MSF Frontier Mid Cap Growth  2014     4,248,372    17.69 - 19.79      81,297,538
     Sub-Account               2013     4,767,721    16.33 - 18.08      83,651,163
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014    27,528,387     4.22 - 21.36     529,020,323
     Sub-Account               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846
                               2011    20,877,221     2.55 - 12.29     248,172,110
                               2010    20,230,170     2.57 - 12.42     243,817,657

  MSF Loomis Sayles Small Cap  2014       261,060    46.83 - 58.80      13,706,471
     Core Sub-Account          2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225
                               2011       310,374    30.16 - 36.63      10,317,247
                               2010       214,307    30.76 - 36.95       7,224,075

  MSF Loomis Sayles Small Cap  2014        16,302    17.05 - 18.51         293,433
     Growth Sub-Account        2013        12,506    17.15 - 18.50         226,802
     (Commenced 4/30/2012)     2012         3,306    11.73 - 12.58          40,927

  MSF Met/Artisan Mid Cap      2014    11,205,267    19.30 - 55.59     244,385,523
     Value Sub-Account         2013    13,125,790    19.41 - 55.03     285,771,010
                               2012    13,419,571    14.54 - 40.57     217,257,576
                               2011    14,599,235    13.33 - 36.59     215,514,020
                               2010    15,163,945    12.80 - 34.58     213,857,206

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MSF Barclays Aggregate Bond  2014      2.62         0.89 - 2.35          0.54 - 4.87
     Index Sub-Account         2013      3.23         0.89 - 2.25      (4.74) - (3.19)
                               2012      3.45         0.89 - 2.25          1.27 - 2.98
                               2011      3.22         0.89 - 2.25          4.77 - 6.56
                               2010      2.64         0.89 - 2.25          3.30 - 5.11

  MSF BlackRock Bond Income    2014      3.22         0.89 - 2.30          0.85 - 6.14
     Sub-Account               2013      3.83         0.89 - 2.30      (3.17) - (1.65)
                               2012      2.54         0.89 - 2.30          3.74 - 6.59
                               2011      3.84         0.89 - 2.30          4.00 - 5.62
                               2010      3.77         0.89 - 2.30          5.72 - 7.38

  MSF BlackRock Capital        2014      0.06         0.89 - 2.30          0.94 - 7.93
     Appreciation Sub-Account  2013      0.79         0.89 - 2.30        31.17 - 33.03
                               2012      0.32         0.89 - 2.30       (0.88) - 13.35
                               2011      0.17         0.89 - 2.30     (11.01) - (9.75)
                               2010      0.22         0.89 - 2.30        17.10 - 18.76

  MSF BlackRock Large Cap      2014      1.26         0.89 - 1.35          1.39 - 8.95
     Value Sub-Account         2013      1.38         0.89 - 1.35        30.28 - 30.88
                               2012      1.61         0.89 - 1.35        12.74 - 13.27
                               2011      1.16         0.89 - 1.35          0.97 - 1.44
                               2010      1.09         0.89 - 1.35          7.75 - 8.26

  MSF BlackRock Money Market   2014        --         0.90 - 2.35      (2.32) - (0.13)
     Sub-Account               2013        --         0.90 - 2.35      (2.32) - (0.37)
                               2012        --         0.95 - 2.35      (2.34) - (0.74)
                               2011        --         0.95 - 2.35      (2.32) - (0.94)
                               2010        --         0.95 - 2.35      (2.32) - (0.64)

  MSF Frontier Mid Cap Growth  2014        --         1.30 - 2.35          8.30 - 9.44
     Sub-Account               2013        --         1.30 - 2.35        19.21 - 20.07
     (Commenced 4/29/2013)

  MSF Jennison Growth          2014      0.04         0.90 - 2.35        (0.16) - 7.81
     Sub-Account               2013      0.20         0.90 - 2.35        33.56 - 35.51
                               2012      0.01         0.95 - 2.35       (4.12) - 14.17
                               2011      0.06         1.30 - 2.35      (2.11) - (0.86)
                               2010      0.38         1.30 - 2.35         8.74 - 10.07

  MSF Loomis Sayles Small Cap  2014        --         1.20 - 2.30          1.15 - 2.27
     Core Sub-Account          2013      0.23         1.20 - 2.30        37.49 - 39.01
                               2012        --         1.20 - 2.30        11.66 - 12.90
                               2011        --         1.20 - 2.30      (1.94) - (0.86)
                               2010        --         1.20 - 2.30        24.32 - 25.69

  MSF Loomis Sayles Small Cap  2014        --         0.90 - 1.50        (0.57) - 0.03
     Growth Sub-Account        2013        --         0.90 - 1.50        46.17 - 47.05
     (Commenced 4/30/2012)     2012        --         0.90 - 1.50      (1.28) - (0.88)

  MSF Met/Artisan Mid Cap      2014      0.55         0.89 - 2.35        (0.69) - 1.02
     Value Sub-Account         2013      0.77         0.89 - 2.35        33.34 - 35.64
                               2012      0.80         0.89 - 2.35         8.98 - 10.87
                               2011      0.79         0.89 - 2.35          4.02 - 5.81
                               2010      0.59         0.89 - 2.35        12.09 - 14.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Met/Dimensional             2014     3,070,324    18.13 - 19.77     58,174,088
     International Small Company  2013     3,208,551    19.88 - 21.38     66,162,419
     Sub-Account                  2012     3,203,412    15.91 - 16.90     52,618,293
                                  2011     3,336,605    13.82 - 14.29     47,225,164
                                  2010     2,082,274    16.89 - 17.28     35,750,236

  MSF MetLife Asset               2014     2,973,577    13.22 - 15.00     41,687,543
     Allocation 20 Sub-Account    2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026
                                  2011       850,770    11.86 - 12.35     10,395,348
                                  2010       830,223    11.74 - 12.15      9,998,191

  MSF MetLife Asset               2014   341,017,115    13.43 - 15.56  4,991,456,808
     Allocation 40 Sub-Account    2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787
                                  2011       608,383    11.48 - 11.91      7,143,945
                                  2010       782,775    11.60 - 11.97      9,257,856

  MSF MetLife Asset               2014   489,838,225    14.27 - 19.73  7,527,991,156
     Allocation 60 Sub-Account    2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448
                                  2011     3,930,913    10.88 - 11.40     44,282,730
                                  2010     4,192,524    11.28 - 11.74     48,715,861

  MSF MetLife Asset               2014   420,572,925    14.33 - 20.54  6,507,894,347
     Allocation 80 Sub-Account    2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857
                                  2011     4,632,179    10.23 - 10.65     48,721,974
                                  2010     5,194,016    10.86 - 11.24     57,766,976

  MSF MetLife Mid Cap Stock       2014     5,178,461     2.86 - 30.60    127,735,872
     Index Sub-Account            2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701
                                  2011     4,708,991     1.73 - 18.33     77,805,929
                                  2010     3,443,301    15.77 - 18.85     59,472,935

  MSF MetLife Stock Index         2014    28,264,874     7.03 - 77.90    610,830,233
     Sub-Account                  2013    28,624,388     6.28 - 69.33    561,274,487
                                  2012    29,109,224     4.82 - 52.98    446,759,028
                                  2011    25,347,914     4.22 - 46.18    355,993,780
                                  2010    23,801,960    11.03 - 45.76    343,187,076

  MSF MFS Total Return            2014       756,067    49.00 - 76.52     45,817,455
     Sub-Account                  2013       814,124    46.24 - 71.07     46,044,412
                                  2012       730,405    41.41 - 60.26     35,344,618
                                  2011       826,212    38.00 - 54.49     36,390,818
                                  2010       929,202    37.99 - 53.68     40,676,709

  MSF MFS Value Sub-Account       2014    10,916,908    13.03 - 26.14    255,401,966
                                  2013    12,139,878    12.05 - 23.85    260,473,964
                                  2012     3,025,966    14.12 - 17.78     48,275,261
                                  2011     3,145,406    12.27 - 14.81     43,754,913
                                  2010     3,234,649    12.33 - 14.90     45,430,281

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF Met/Dimensional             2014       2.02        0.90 - 2.30       (8.82) - (0.83)
     International Small Company  2013       1.72        0.90 - 2.30         24.70 - 26.46
     Sub-Account                  2012       2.19        0.90 - 2.35          3.91 - 16.37
                                  2011       1.94        1.30 - 2.35     (18.19) - (17.33)
                                  2010       1.30        1.30 - 2.35         19.74 - 21.01

  MSF MetLife Asset               2014       1.17        0.90 - 2.20           0.07 - 3.02
     Allocation 20 Sub-Account    2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49
                                  2011       2.37        1.55 - 2.15           1.06 - 1.66
                                  2010       4.06        1.55 - 2.15           7.71 - 8.36

  MSF MetLife Asset               2014       0.01        0.90 - 2.35           0.04 - 3.47
     Allocation 40 Sub-Account    2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74
                                  2011       2.14        1.55 - 2.10       (1.04) - (0.50)
                                  2010       3.38        1.55 - 2.10           9.21 - 9.81

  MSF MetLife Asset               2014       0.02        0.90 - 2.35           0.03 - 3.93
     Allocation 60 Sub-Account    2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49
                                  2011       1.52        1.55 - 2.25       (3.55) - (2.89)
                                  2010       2.53        1.55 - 2.25         10.65 - 11.44

  MSF MetLife Asset               2014       0.02        0.90 - 2.35         (0.03) - 4.53
     Allocation 80 Sub-Account    2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60
                                  2011       1.43        1.55 - 2.15       (5.81) - (5.25)
                                  2010       2.14        1.55 - 2.15         12.25 - 12.94

  MSF MetLife Mid Cap Stock       2014       0.85        0.89 - 2.35           1.60 - 8.52
     Index Sub-Account            2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55
                                  2011       0.70        0.89 - 2.35       (4.50) - (2.76)
                                  2010       0.76        0.89 - 2.20         23.19 - 25.17

  MSF MetLife Stock Index         2014       1.51        0.89 - 2.90          0.87 - 12.36
     Sub-Account                  2013       1.68        0.89 - 2.90         28.14 - 30.85
                                  2012       1.55        0.89 - 2.90         12.30 - 14.73
                                  2011       1.55        0.89 - 2.90         (1.15) - 0.94
                                  2010       1.63        0.89 - 2.90         11.41 - 13.81

  MSF MFS Total Return            2014       2.25        0.89 - 2.30           5.95 - 7.68
     Sub-Account                  2013       2.31        0.89 - 2.30         16.06 - 17.94
                                  2012       2.78        0.89 - 2.15          2.75 - 10.59
                                  2011       2.68        0.89 - 2.15           0.04 - 1.51
                                  2010       2.91        0.89 - 2.15           7.53 - 9.10

  MSF MFS Value Sub-Account       2014       1.57        0.89 - 2.35           1.99 - 9.83
                                  2013       0.55        0.89 - 2.35         17.10 - 34.53
                                  2012       1.94        0.89 - 2.30          3.00 - 15.61
                                  2011       1.57        0.89 - 2.30       (1.43) - (0.04)
                                  2010       1.32        0.89 - 2.30          8.89 - 10.44

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  MSF MSCI EAFE Index            2014     8,697,532      1.49 - 16.21     101,223,288
     Sub-Account                 2013     8,809,646      1.61 - 17.40     112,197,169
                                 2012     7,172,234      1.34 - 14.41      81,404,548
                                 2011     6,390,970      1.15 - 12.29      69,159,210
                                 2010     4,636,491     11.54 - 14.17      58,834,689

  MSF Neuberger Berman           2014     7,109,782     18.11 - 27.46     150,104,225
     Genesis Sub-Account         2013     8,020,175     18.58 - 27.70     172,247,460
                                 2012       626,194     16.44 - 20.18      11,798,908
                                 2011       647,811     15.96 - 18.50      11,266,993
                                 2010       578,563     16.81 - 17.64       9,730,049

  MSF Russell 2000 Index         2014     5,807,014      2.84 - 31.21     144,858,146
     Sub-Account                 2013     5,835,501      2.74 - 29.98     141,070,458
                                 2012     5,078,788      2.01 - 21.83      91,750,975
                                 2011     3,926,223      1.75 - 18.93      64,081,468
                                 2010     2,703,578      7.11 - 19.92      46,792,763

  MSF T. Rowe Price Large Cap    2014    15,015,374      8.02 - 57.25     166,959,337
     Growth Sub-Account          2013    14,688,080      8.03 - 53.41     151,930,071
                                 2012        39,346     35.99 - 39.07       1,501,612
                                 2011        44,809     30.91 - 33.42       1,465,621
                                 2010        40,496     31.93 - 34.38       1,365,647

  MSF T. Rowe Price Small Cap    2014       321,073     27.11 - 37.87       9,976,420
     Growth Sub-Account          2013       356,919     25.98 - 35.74      10,522,813
                                 2012       380,162     18.41 - 24.95       7,808,995
                                 2011       417,381     16.23 - 21.67       7,500,142
                                 2010       465,332     16.01 - 21.48       8,285,648

  MSF Van Eck Global Natural     2014     6,586,665     13.05 - 13.93      89,288,128
     Resources Sub-Account       2013     6,278,667     16.43 - 17.17     106,449,499
                                 2012     7,200,491     15.15 - 15.70     111,896,983
                                 2011     6,910,683     15.07 - 15.51     106,332,935
                                 2010     3,967,225     18.49 - 18.86      74,371,723

  MSF Western Asset Management   2014           398             32.02          12,743
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014    15,346,536     14.95 - 19.83     276,085,662
     Management U.S. Government  2013    16,417,493     14.93 - 19.52     291,870,388
     Sub-Account                 2012    17,244,875     15.42 - 19.89     313,310,285
                                 2011    16,038,241     15.32 - 19.49     285,529,978
                                 2010    12,558,586     14.90 - 18.69     214,907,918

  MSF WMC Core Equity            2014    30,718,018     17.28 - 57.62     609,015,113
     Opportunities Sub-Account   2013    36,209,587     16.00 - 52.55     658,561,438
                                 2012    41,401,029     12.26 - 39.65     572,327,325
                                 2011    48,368,185     11.12 - 35.45     599,153,697
                                 2010    46,415,423     11.87 - 37.27     606,785,200

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF MSCI EAFE Index            2014       2.43        0.89 - 2.25       (8.42) - (2.81)
     Sub-Account                 2013       2.89        0.89 - 2.25         18.74 - 20.78
                                 2012       2.89        0.89 - 2.15         15.42 - 17.27
                                 2011       2.23        0.89 - 2.15     (14.50) - (13.28)
                                 2010       2.24        0.89 - 2.15           5.47 - 7.24

  MSF Neuberger Berman           2014       0.22        0.89 - 2.35         (2.62) - 0.40
     Genesis Sub-Account         2013       0.10        0.89 - 2.35         24.94 - 37.30
                                 2012       0.34        0.89 - 2.30           7.25 - 9.05
                                 2011       0.73        0.89 - 1.95         (7.38) - 4.87
                                 2010       0.51        0.89 - 1.35         19.95 - 20.50

  MSF Russell 2000 Index         2014       0.96        0.89 - 2.35           2.30 - 4.11
     Sub-Account                 2013       1.29        0.89 - 2.35         34.91 - 37.33
                                 2012       0.88        0.89 - 2.35         13.24 - 15.31
                                 2011       0.84        0.89 - 2.35       (6.46) - (4.95)
                                 2010       0.77        0.89 - 2.35         23.61 - 25.79

  MSF T. Rowe Price Large Cap    2014         --        0.89 - 2.35        (0.04) - 13.92
     Growth Sub-Account          2013         --        0.89 - 2.35         26.10 - 37.93
                                 2012         --        1.50 - 1.90         16.43 - 16.90
                                 2011         --        1.50 - 1.90       (3.19) - (2.80)
                                 2010       0.07        1.50 - 1.90         14.55 - 15.01

  MSF T. Rowe Price Small Cap    2014       0.01        0.89 - 2.15           2.47 - 5.96
     Growth Sub-Account          2013       0.22        0.89 - 2.15         41.11 - 43.27
                                 2012         --        0.89 - 2.15         13.43 - 15.14
                                 2011         --        0.89 - 2.15         (0.70) - 0.87
                                 2010         --        0.89 - 2.30         31.60 - 33.71

  MSF Van Eck Global Natural     2014       0.27        1.10 - 2.15     (20.55) - (11.40)
     Resources Sub-Account       2013       0.66        1.30 - 2.15           8.40 - 9.32
                                 2012         --        1.30 - 2.15           0.38 - 1.25
                                 2011       1.10        1.30 - 2.20     (18.49) - (17.75)
                                 2010       0.25        1.30 - 2.20         26.22 - 27.36

  MSF Western Asset Management   2014         --               1.10                (0.65)
     Strategic Bond Opportunities
     Sub-Account
     (Commenced 11/19/2014)

  MSF Western Asset              2014       1.68        0.95 - 2.35           0.17 - 1.58
     Management U.S. Government  2013       1.95        0.95 - 2.35       (3.21) - (1.84)
     Sub-Account                 2012       1.85        0.95 - 2.35           0.64 - 2.07
                                 2011       1.20        0.95 - 2.35           2.83 - 4.28
                                 2010       2.24        0.95 - 2.35           3.04 - 4.50

  MSF WMC Core Equity            2014       0.59        0.89 - 2.35           1.34 - 9.65
     Opportunities Sub-Account   2013       1.27        0.89 - 2.35         30.43 - 32.52
                                 2012       0.72        0.89 - 2.35          1.16 - 11.86
                                 2011       1.01        0.89 - 2.35      (11.86) - (4.88)
                                 2010       0.87        0.89 - 2.35          9.22 - 11.01

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                         ------------  ---------------  -------------
  Neuberger Berman Genesis         2014           393            22.93          9,013
     Sub-Account                   2013           474            23.21         10,991
                                   2012           474            17.11          8,101
                                   2011           474            15.72          7,443
                                   2010           571            15.16          8,663

  Oppenheimer VA Core Bond         2014         1,362             6.13          8,346
     Sub-Account                   2013         1,493             5.79          8,646
                                   2012         1,541             5.88          9,058
                                   2011         1,878             5.41         10,150
                                   2010         1,952             5.06          9,885

  Oppenheimer VA Global            2014           443            10.29          4,556
     Strategic Income Sub-Account  2013           443            10.15          4,492
                                   2012           443            10.30          4,562
                                   2011           443             9.20          4,075
                                   2010           443             9.25          4,097

  Oppenheimer VA Main Street       2014     4,346,502    17.83 - 30.77    126,466,514
     Small Cap Sub-Account         2013     4,655,290    16.15 - 27.82    123,045,407
                                   2012     5,041,901    11.62 - 19.97     96,092,155
                                   2011     4,964,464     9.98 - 17.13     81,494,321
                                   2010     4,127,208    10.35 - 17.72     70,331,777

  Oppenheimer VA Main Street       2014        13,372             7.93        106,085
     Sub-Account                   2013        14,316             7.27        104,039
                                   2012        14,959             5.59         83,663
                                   2011        22,109             4.85        107,300
                                   2010        24,227             4.92        119,249

  Oppenheimer VA Money             2014           696             5.45          3,793
     Sub-Account                   2013           723             5.53          4,000
                                   2012        20,150             5.61        112,965
                                   2011        20,177             5.69        114,709
                                   2010        20,177             5.76        116,310

  PIMCO VIT CommodityRealReturn    2014         1,515      8.69 - 8.70         13,170
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014         1,592             9.55         15,202
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014           478             9.96          4,759
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014     1,581,277    42.37 - 51.68     74,902,996
     Sub-Account                   2013     1,719,853    37.64 - 45.45     71,900,042
                                   2012     1,769,793    28.91 - 34.56     56,444,927
                                   2011     1,688,831    26.60 - 31.48     49,145,077
                                   2010     1,493,349    28.81 - 33.76     46,621,818

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Neuberger Berman Genesis         2014       0.05               0.89                (1.19)
     Sub-Account                   2013       0.32               0.89                 35.68
                                   2012       0.21               0.89                  8.84
                                   2011       0.84               0.89                  3.67
                                   2010         --               0.89                 20.30

  Oppenheimer VA Core Bond         2014       5.29               1.40                  5.77
     Sub-Account                   2013       5.14               1.40                (1.49)
                                   2012       4.67               1.40                  8.75
                                   2011       5.76               1.40                  6.77
                                   2010       4.81               1.40                  9.87

  Oppenheimer VA Global            2014       4.25               1.40                  1.41
     Strategic Income Sub-Account  2013       4.99               1.40                (1.52)
                                   2012       5.95               1.40                 11.95
                                   2011       3.19               1.40                (0.55)
                                   2010      16.19               1.40                 13.38

  Oppenheimer VA Main Street       2014       0.63        0.95 - 1.75          9.72 - 10.60
     Small Cap Sub-Account         2013       0.70        0.95 - 1.75         38.19 - 39.29
                                   2012       0.33        0.95 - 1.75         15.62 - 16.55
                                   2011       0.36        0.95 - 1.75       (4.07) - (3.30)
                                   2010       0.37        0.95 - 1.75         20.92 - 21.90

  Oppenheimer VA Main Street       2014       0.84               1.40                  9.16
     Sub-Account                   2013       1.10               1.40                 29.94
                                   2012       0.86               1.40                 15.24
                                   2011       1.27               1.40                (1.40)
                                   2010       1.11               1.40                 14.49

  Oppenheimer VA Money             2014         --               1.40                (1.38)
     Sub-Account                   2013       0.01               1.40                (1.38)
                                   2012       0.01               1.40                (1.39)
                                   2011       0.01               1.40                (1.37)
                                   2010       0.03               1.40                (1.37)

  PIMCO VIT CommodityRealReturn    2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     Strategy Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Market        2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     Bond Sub-Account
     (Commenced 11/19/2014)

  PIMCO VIT Unconstrained          2014       0.04               1.35                (0.10)
     Bond Sub-Account
     (Commenced 11/19/2014)

  Pioneer VCT Mid Cap Value        2014       0.65        0.95 - 1.95         12.58 - 13.71
     Sub-Account                   2013       0.74        0.95 - 1.95         30.19 - 31.50
                                   2012       0.84        0.95 - 1.95           8.67 - 9.77
                                   2011       0.64        0.95 - 1.95       (7.66) - (6.73)
                                   2010       0.87        0.95 - 1.95         15.62 - 16.78

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Pioneer VCT Real Estate        2014         8,772     27.15 - 30.26         249,879
     Shares Sub-Account          2013        11,399     21.20 - 23.46         252,653
                                 2012        10,700     21.29 - 23.38         237,514
                                 2011        12,968     18.70 - 20.38         251,847
                                 2010        12,983     17.38 - 18.80         234,208

  T. Rowe Price Growth Stock     2014        52,254            143.75       7,511,742
     Sub-Account                 2013        62,571            133.27       8,339,192
                                 2012        66,302             96.60       6,404,585
                                 2011        73,401             81.96       6,015,937
                                 2010        85,875             83.50       7,170,858

  T. Rowe Price International    2014        39,998             15.58         623,024
     Stock Sub-Account           2013        41,360             15.85         655,401
                                 2012        45,736             13.99         639,881
                                 2011        59,337             11.89         705,529
                                 2010        68,117             13.68         932,126

  T. Rowe Price Prime Reserve    2014        29,487             17.44         514,215
     Sub-Account                 2013        31,743             17.59         558,449
                                 2012        40,746             17.75         723,146
                                 2011        54,384             17.91         973,756
                                 2010        70,013             18.06       1,264,618

  TAP 1919 Variable Socially     2014         6,406     37.02 - 40.53         253,840
     Responsive Balanced         2013         7,932     34.52 - 37.64         292,286
     Sub-Account                 2012         9,185     29.64 - 32.19         289,329
                                 2011        17,377     27.28 - 29.51         501,373
                                 2010        17,424     27.81 - 29.97         510,680

  UIF Global Infrastructure      2014           664     12.49 - 12.95           8,465
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         1,662     10.08 - 10.09          16,769
     Index Sub-Account
     (Commenced 11/19/2014)

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Pioneer VCT Real Estate        2014       2.29         1.20 - 1.95       28.04 - 29.00
     Shares Sub-Account          2013       2.16         1.20 - 1.95       (0.42) - 0.33
                                 2012       2.11         1.20 - 1.95       13.84 - 14.70
                                 2011       2.24         1.20 - 1.95         7.64 - 8.45
                                 2010       2.42         1.20 - 1.95       26.06 - 27.01

  T. Rowe Price Growth Stock     2014         --                0.89                7.86
     Sub-Account                 2013       0.04                0.89               37.97
                                 2012       0.18                0.89               17.86
                                 2011       0.02                0.89              (1.85)
                                 2010       0.06                0.89               15.89

  T. Rowe Price International    2014       1.13                0.89              (1.70)
     Stock Sub-Account           2013       0.97                0.89               13.26
                                 2012       1.21                0.89               17.66
                                 2011       1.20                0.89             (13.11)
                                 2010       1.13                0.89               13.46

  T. Rowe Price Prime Reserve    2014       0.01                0.89              (0.88)
     Sub-Account                 2013       0.01                0.89              (0.87)
                                 2012       0.01                0.89              (0.88)
                                 2011       0.01                0.89              (0.87)
                                 2010       0.01                0.89              (0.87)

  TAP 1919 Variable Socially     2014       0.87         1.50 - 1.90         7.25 - 7.68
     Responsive Balanced         2013       0.83         1.50 - 1.90       16.47 - 16.94
     Sub-Account                 2012       1.06         1.50 - 1.90         8.62 - 9.06
                                 2011       1.20         1.50 - 1.90     (1.89) - (1.51)
                                 2010       1.24         1.50 - 1.90       10.04 - 10.48

  UIF Global Infrastructure      2014         --         1.10 - 1.35         0.27 - 0.30
     Sub-Account
     (Commenced 11/19/2014)

  Van Eck VIP Long/Short Equity  2014         --         1.10 - 1.35         0.67 - 0.70
     Index Sub-Account
     (Commenced 11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

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                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2014 and 2013.

3.   Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and
     2012.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Consolidated Financial Statements.

8.   Financial Statement Schedules.




b.            Exhibits
              --------

1.   (i)      Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance
              Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

     (ii)     Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted
              August 13, 2014) (29)

     (iii)    Resolutions of the Board of Directors of Metlife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (29)

2.            Not Applicable.

3.   (i)(a)   Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (3)

     (i)(b)   Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (29)

     (ii)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement)
                (19)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - Compounded-Plus (1)

     (iv)     Death Benefit Rider - (Annual Step-Up) (1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (vi)     Unisex Annuity Rates Rider (1)

     (vii)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (2)


     (viii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) ( 28)

     (ix)       Individual Retirement Annuity Endorsement 8023.1 (9/02) (4)

     (x)        Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (4)

     (xi)       401(a)/403(a) Plan Endorsement 8025.1 (9/02) (4)

     (xii)      Tax Sheltered Annuity Endorsement 8026.1 (9/02) (4)

     (xiii)     Simple Individual Retirement Annuity Endorsement 8276 (9/02) (4)

     (xiv)      Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (5)

     (xv)       Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) MLIU-670-1 (11/05) (5)

     (xvi)      Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
                8028-4 11/05 (6)

     (xvii)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (6)

     (xviii)    Form of Contract Schedule [Qualified, IRA, Non-Qualified, SIMPLE IRA, SEP, ROTH IRA] 8028-5
                (6/06) (9)

     (xix)      Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (10)

     (xx)       Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (10)

     (xxi)      Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (10)

     (xxii)     Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                (GMIB Plus II) (13)

     (xxiii)    Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (7)

     (xxiv)     Form of Contract Schedule 8028-5 (6/06) (LWG I) (7)

     (xxv)      Lifetime Guaranteed Withdrawal Benefit (LWG) Rider MLIU-690-4 (4/08) (LWG II) (10)

     (xxvi)     Form of Contract Schedule Lifetime Guarantee Withdrawal Benefit Rider MLIU-ELGWB (4/08) (LWG
                II) (12)

     (xxvii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (14)

     (xxviii)   Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III/EDB II)
                (15)

     (xxix)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (16)

     (xxx)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (18)

     (xxxi)     Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company
                merged into MetLife Insurance Company USA) 6-E118-14 (29)

     (xxxii)    Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (29)

5.   (i)        Form of Variable Annuity Application 8402 (4/05) APPVAUSAMPVA 506 (8)

     (ii)       Form of Variable Annuity Application 8402 (10/07) APPMP April 2008 (11)

     (iii)      Form of Variable Annuity Application 8402 (10/07) APPMP May 2011 (17)

6.   (i)        Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November
                14, 2014) (29)

     (ii)       Copy of the Bylaws of the Company (29)

7.              Not Applicable.

8.   (i)(a)     Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC., MetLife
                Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity
                Company (effective 11-01-05) (21)

     (i)(b)     First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC,
                MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective
                05-01-09) (22)

     (i)(c)     Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers,
                LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al.
                (effective 4-30-10) (22)



(i)(d)     Amendment to Participation Agreement with Met Investors Series Trust (effective November 17,
           2014)(29)

(ii)(a)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
           Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07) (23)

(ii)(b)    Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
           Connecticut, et al. (effective 04-30-10) (22)

(iii)(a)   Fund Participation Agreement Among The Travelers Insurance Company, The Travelers Life and
           Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital
           Research and Management Company (effective 10-01-99) (24)

(iii)(b)   Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (25)

(iii)(c)   Amendment to the Participation Agreement with American Funds Insurance Series (effective November
           17, 2014) (29)

(iv)(a)    Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products
           Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and
           Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective
           05-02-05) (24)

(iv)(b)    Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton
           Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of
           Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (26)

(iv)(c)    Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust,
           Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors
           Distribution Company (effective 05-01-11) (22)

(iv)(d)    Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products
           Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife
           Investors Distribution Company (effective 01-15-13) (27)

(iv)(e)    Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust
       (effective November 17, 2014) (29)

(v)(a)     Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
           Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC
           and MetLife Insurance Company of Connecticut (effective 01-01-09) (24)

(v)(b)     Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason
           Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund
           Advisor, LLC and MetLife Insurance Company of Connecticut (effective 04-30-10) (26)

(v)(c)     Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg
           Mason Partners Variable Income Trust (effective November 17, 2014) (29)








9.        Opinion of Counsel (29)

10.       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.       Not Applicable.

12.       Not Applicable.

13.       Powers of Attorney for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and
          Anant Bhalla (filed herewith)

 (1)      incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

 (2)      incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

 (3)      incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.


   (4)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

   (5)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (6)    incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-125753 and 811-03365) filed electronically on September 15, 2005.

   (7)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (8)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 24, 2006.

   (9)    incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on October 23, 2006.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 15, 2008.

   (12)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-152385 and 811-03365) filed electronically on October 28, 2008.

   (13)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files
          Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-152385 and 811-03365) filed electronically on June 15, 2010.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 21, 2011.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 File
          Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-125757 and 811-03365) filed electronically on April 11, 2013.

   (21)   incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective
          Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6,
          2006.

   (22)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

   (23)   incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities'
          Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

   (24)   incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective
          Amendment No. 15 to Form N-6 (Files Nos. 333-71349 and 811-09215) filed electronically on april 9,
          2009.

   (25)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

   (26)   incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
          Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(27)     incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities'
         Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(29)     incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos.
         333-200250 and 811-03365) filed electronically on November 17, 2014.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Director, Chairman of the Board, President and Chief Executive
Gragg Building                         Officer
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gene L. Lunman                         Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Ricardo A. Anzaldua                    Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036

Peter M. Carlson                       Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                      Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

Robin F. Lenna                         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Anant Bhalla                           Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marlene B. Debel                       Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Jason P. Manske                        Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Roberto Baron                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash                        Senior Vice President
277 Park Avenue
46th Floor
New York, NY 10172


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Adam M. Hodes                          Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Jean P. Vernor                         Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Stewart M. Ashkenazy                   Vice President, Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley                       Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210

Andrew Kaniuk                          Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher A. Kremer                  Vice President and Actuary
One Financial Center
21st Floor
Boston, MA 02111

Lisa S. Kuklinski                      Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Enid M. Reichert                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Ruth Y. Sayasith                       Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Christopher Siudzinski                 Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036

Wendy Lee Williams                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Marian J. Zeldin                       Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807

Scott E. Andrews                       Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266

Andrew T. Aoyama                       Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Grant Barrans                          Vice President
600 North King Street
Wilmington, DE 19801

Henry W. Blaylock                      Vice President
200 Park Avenue
12th Floor
New York, NY 10166


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Timothy J. Brown                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark J. Davis                          Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Kevin G. Finneran                      Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Geoffrey A. Fradkin                    Vice President
501 Route 22
Bridgewater, NJ 08807

Judith A. Gulotta                      Vice President
10 Park Avenue
Morristown, NJ 07962

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Regynald Heurtelou                     Vice President
334 Madison Avenue
Morristown, NJ 07960

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John J. Iwanicki                       Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Derrick L. Kelson                      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328

James W. Koeger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski           Vice President
One Financial Center
21st Floor
Boston, MA 02111

John P. Kyne, III                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Timothy J. McLinden                    Vice President
277 Park Avenue
46th Floor
New York, NY 10172

James J. Reilly                        Vice President
One Financial Center
21st Floor
Boston, MA 02111

Mark S. Reilly                         Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Thomas J. Schuster                     Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Steven G. Sorrentino                   Vice President
501 Route 22
Bridgewater, NJ 08807

Robert L. Staffier, Jr.                Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Barbara Stroz                          Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277

Nan D. Tecotzky                        Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Mark H. Wilsmann                       Vice President
10 Park Avenue
Morristown, NJ 07962

Jacob M. Jenkelowitz                   Secretary
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2015, there were 404,169 owners of qualified contracts and 180,370 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).


    As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.


    MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.


    MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account

New England Variable Life Separate Account
Separate Account No. 13S


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.




NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------   --------------------------------------

Elizabeth M. Forget                   Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                       Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                       Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                         President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                         Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                     Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                      Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                      Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                      Treasurer
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $463,545,565          $0              $0             $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Insurance Company USA ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 15th day of April, 2015.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INSURANCE COMPANY USA

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

   By:   METLIFE INSURANCE COMPANY USA
          (Depositor)

   By:   /s/ Elizabeth M. Forget
         ----------------------------------------
         Elizabeth M. Forget
         Senior Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2015.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Elizabeth M. Forget*           Director and Senior Vice President
--------------------------------
Elizabeth M. Forget

/s/ Gene L. Lunman*                Director and Senior Vice President
--------------------------------
Gene L. Lunman

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ Anant Bhalla*                  Senior Vice President and Chief Financial Officer
--------------------------------
Anant Bhalla


*By:   /s/ John M. Richards
       ----------------------------------------
       John M. Richards, Attorney-In-Fact
       April 15, 2015

 *MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney